UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

This report on Form N-CSR relates solely to the Registrant's Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund, Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Value Fund and Fidelity Series International Small Cap Fund (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity's

Targeted International Equity

Funds®

Fidelity® Canada Fund

Fidelity China Region Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Markets Fund

Fidelity Europe Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Pacific Basin Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Fidelity® Canada Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity China Region Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Emerging Asia Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Emerging Markets Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Europe Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Japan Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Japan Smaller Companies Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Latin America Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Nordic Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Pacific Basin Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.41%
Actual		$ 1,000.00	$ 993.70	$ 6.97
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class T	1.73%
Actual		$ 1,000.00	$ 992.20	$ 8.55
HypotheticalA		$ 1,000.00	$ 1,016.22	$ 8.65
Class B	2.20%
Actual		$ 1,000.00	$ 989.80	$ 10.85
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.17%
Actual		$ 1,000.00	$ 990.00	$ 10.71
HypotheticalA		$ 1,000.00	$ 1,014.03	$ 10.84
Canada	1.13%
Actual		$ 1,000.00	$ 995.20	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.66
Institutional Class	1.11%
Actual		$ 1,000.00	$ 995.30	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Canada	94.3%
United States of America*	3.7%
United Kingdom	0.7%
Bailiwick of Jersey	0.6%
Ireland	0.5%
Netherlands	0.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Canada	93.0%
United States of America*	5.0%
United Kingdom	1.0%
Ireland	0.5%
Bailiwick of Jersey	0.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	97.8
Short-Term Investments and Net Other Assets (Liabilities)	2.1	2.2
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	8.3	7.7
The Toronto-Dominion Bank (Banks)	7.7	7.3
Canadian National Railway Co. (Road & Rail)	5.4	5.1
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.2	5.6
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	4.8	4.3
Valeant Pharmaceuticals International (Canada) (Pharmaceuticals)	4.3	2.7
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	2.8	3.1
Sun Life Financial, Inc. (Insurance)	2.8	0.0
Rogers Communications, Inc. Class B (non-vtg.) (Wireless Telecommunication Services)	2.6	2.5
Intact Financial Corp. (Insurance)	2.3	2.0
	46.2
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.7	31.4
Energy	23.1	23.8
Materials	10.8	10.6
Industrials	7.5	8.6
Consumer Staples	7.4	8.2
Telecommunication Services	5.6	5.5
Health Care	4.9	3.2
Information Technology	4.6	4.2
Consumer Discretionary	3.3	2.3
Market Sectors may include more than one industry category.

The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2015, the fund did not have more than 25% of its assets invested in any one industry.

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 0.2%
Pizza Pizza Royalty Corp.	67,700	$ 799,606
Whistler Blackcomb Holdings, Inc.	191,000	2,887,559
		3,687,165
Media - 0.7%
MDC Partners, Inc. Class A (sub. vtg.)	170,300	3,566,082
Quebecor, Inc. Class B (sub. vtg.)	371,700	10,222,135
		13,788,217
Specialty Retail - 1.2%
AutoCanada, Inc. (d)	168,300	5,572,801
RONA, Inc.	1,246,600	16,407,798
		21,980,599
Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc.	694,190	22,002,342
TOTAL CONSUMER DISCRETIONARY		61,458,323
CONSUMER STAPLES - 7.4%
Food & Staples Retailing - 6.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	981,400	37,564,071
George Weston Ltd.	345,800	28,563,969
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,200,600	23,365,179
Metro, Inc. Class A (sub. vtg.)	598,695	17,308,315
North West Co., Inc.	580,000	11,902,860
		118,704,394
Food Products - 0.4%
Mead Johnson Nutrition Co. Class A	80,900	7,759,928
Household Products - 0.2%
Energizer Holdings, Inc.	26,900	3,675,078
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	172,500	9,477,778
TOTAL CONSUMER STAPLES		139,617,178
ENERGY - 23.1%
Energy Equipment & Services - 1.2%
Pason Systems, Inc.	656,100	11,811,431
ZCL Composites, Inc. (e)	1,660,200	10,581,797
		22,393,228
Oil, Gas & Consumable Fuels - 21.9%
ARC Resources Ltd. (d)	1,325,500	27,125,234
Canadian Natural Resources Ltd.	663,598	22,050,264
Enbridge, Inc.	1,713,800	89,574,992
Imperial Oil Ltd.	1,214,700	53,541,439
Keyera Corp.	899,304	31,656,395
Painted Pony Petroleum Ltd. (a)	1,102,500	6,826,088

	Shares	Value
Paramount Resources Ltd. Class A (a)	192,100	$ 5,682,593
Parkland Fuel Corp.	505,100	11,027,214
Peyto Exploration & Development Corp.	481,200	13,987,305
PrairieSky Royalty Ltd. (d)	335,763	9,219,916
Raging River Exploration, Inc. (a)	729,300	5,712,296
Spartan Energy Corp. (a)	3,645,000	10,302,072
Suncor Energy, Inc.	3,002,600	97,780,484
Vermilion Energy, Inc. (d)	230,100	11,076,840
Whitecap Resources, Inc.	1,319,800	16,353,925
		411,917,057
TOTAL ENERGY		434,310,285
FINANCIALS - 30.7%
Banks - 19.5%
Bank of Nova Scotia	557,100	30,720,152
National Bank of Canada (d)	868,600	35,096,768
Royal Bank of Canada (d)	2,353,300	156,256,001
The Toronto-Dominion Bank	3,132,000	144,593,784
		366,666,705
Capital Markets - 0.4%
Gluskin Sheff + Associates, Inc. (d)	341,700	8,048,996
Insurance - 9.1%
Fairfax Financial Holdings Ltd. (sub. vtg.)	47,600	25,999,503
Intact Financial Corp.	554,225	42,688,876
Manulife Financial Corp.	596,900	10,864,421
Power Corp. of Canada (sub. vtg.) (d)	1,410,600	38,757,886
Sun Life Financial, Inc.	1,640,200	52,489,119
		170,799,805
Real Estate Investment Trusts - 1.7%
Allied Properties (REIT)	455,700	15,108,164
H&R REIT/H&R Finance Trust	821,400	15,760,804
		30,868,968
TOTAL FINANCIALS		576,384,474
HEALTH CARE - 4.9%
Health Care Equipment & Supplies - 0.1%
Novadaq Technologies, Inc. (a)	142,687	1,542,447
Pharmaceuticals - 4.8%
Actavis PLC (a)	29,427	8,323,721
Valeant Pharmaceuticals International (Canada) (a)	374,171	81,139,129
		89,462,850
TOTAL HEALTH CARE		91,005,297
INDUSTRIALS - 7.5%
Airlines - 0.6%
WestJet Airlines Ltd.	459,800	10,392,661
Machinery - 0.1%
AG Growth International, Inc.	59,000	2,557,074
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.7%
Stantec, Inc.	451,300	$ 12,190,524
Road & Rail - 6.1%
Canadian National Railway Co.	1,573,400	101,589,606
TransForce, Inc.	602,900	13,617,095
		115,206,701
TOTAL INDUSTRIALS		140,346,960
INFORMATION TECHNOLOGY - 4.6%
Electronic Equipment & Components - 0.6%
Avigilon Corp. (a)(d)	614,600	10,605,862
IT Services - 1.6%
CGI Group, Inc. Class A (sub. vtg.) (a)	708,100	29,802,999
Software - 2.4%
Constellation Software, Inc.	57,700	22,620,887
Constellation Software, Inc. rights 9/15/15 (a)	60,100	17,933
Micro Focus International PLC	243,700	4,690,528
Open Text Corp.	372,714	18,831,865
		46,161,213
TOTAL INFORMATION TECHNOLOGY		86,570,074
MATERIALS - 10.8%
Chemicals - 2.1%
Agrium, Inc.	192,400	19,933,693
LyondellBasell Industries NV Class A	29,500	3,053,840
Potash Corp. of Saskatchewan, Inc.	489,900	15,998,392
		38,985,925
Containers & Packaging - 1.4%
CCL Industries, Inc. Class B	174,700	20,085,070
Winpak Ltd.	212,100	6,893,030
		26,978,100
Metals & Mining - 5.9%
Agnico Eagle Mines Ltd. (Canada)	474,800	14,371,899
Barrick Gold Corp.	353,100	4,588,983
Eldorado Gold Corp.	2,258,500	11,250,381
Freeport-McMoRan, Inc.	419,200	9,754,784
Labrador Iron Ore Royalty Corp. (d)	408,300	4,873,203
Lundin Mining Corp. (a)	2,890,200	14,373,145
Randgold Resources Ltd.	159,600	12,145,671
Romarco Minerals, Inc. (a)	7,369,800	2,779,328
Royal Gold, Inc.	156,000	10,066,680
Silver Wheaton Corp.	786,800	15,520,796
Tahoe Resources, Inc.	450,200	6,362,130
Torex Gold Resources, Inc. (a)	5,533,400	5,136,683
		111,223,683

	Shares	Value
Paper & Forest Products - 1.4%
Stella-Jones, Inc.	259,800	$ 9,364,859
West Fraser Timber Co. Ltd.	309,100	15,904,623
		25,269,482
TOTAL MATERIALS		202,457,190
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 3.0%
TELUS Corp.	529,300	18,307,243
TELUS Corp.	1,100,000	38,046,415
		56,353,658
Wireless Telecommunication Services - 2.6%
Rogers Communications, Inc. Class B (non-vtg.) (d)	1,372,800	49,040,763
TOTAL TELECOMMUNICATION SERVICES		105,394,421
TOTAL COMMON STOCKS (Cost $1,439,487,112)		1,837,544,202
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.15% (b)	35,037,894	35,037,894
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	89,134,257	89,134,257
TOTAL MONEY MARKET FUNDS (Cost $124,172,151)		124,172,151
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,563,659,263)		1,961,716,353
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(84,847,758)
NET ASSETS - 100%		$ 1,876,868,595
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,682
Fidelity Securities Lending Cash Central Fund	1,282,153
Total	$ 1,301,835
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ZCL Composites, Inc.	$ 5,395,486	$ 6,554,081	$ 1,525,268	$ 110,374	$ 10,581,797
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 61,458,323	$ 61,458,323	$ -	$ -
Consumer Staples	139,617,178	130,139,400	9,477,778	-
Energy	434,310,285	434,310,285	-	-
Financials	576,384,474	576,384,474	-	-
Health Care	91,005,297	91,005,297	-	-
Industrials	140,346,960	140,346,960	-	-
Information Technology	86,570,074	81,879,546	4,690,528	-
Materials	202,457,190	190,311,519	12,145,671	-
Telecommunication Services	105,394,421	105,394,421	-	-
Money Market Funds	124,172,151	124,172,151	-	-
Total Investments in Securities:	$ 1,961,716,353	$ 1,935,402,376	$ 26,313,977	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,983,859) - See accompanying schedule: Unaffiliated issuers (cost $1,429,660,671)	$ 1,826,962,405
Fidelity Central Funds (cost $124,172,151)	124,172,151
Other affiliated issuers (cost $9,826,441)	10,581,797
Total Investments (cost $1,563,659,263)		$ 1,961,716,353
Foreign currency held at value (cost $90,160)		90,045
Receivable for investments sold		14,718,171
Receivable for fund shares sold		412,442
Dividends receivable		3,757,314
Distributions receivable from Fidelity Central Funds		335,136
Prepaid expenses		1,699
Other receivables		5,249
Total assets		1,981,036,409

Liabilities
Payable for investments purchased	$ 10,428,933
Payable for fund shares redeemed	2,818,712
Accrued management fee	1,286,975
Distribution and service plan fees payable	54,811
Other affiliated payables	401,483
Other payables and accrued expenses	42,643
Collateral on securities loaned, at value	89,134,257
Total liabilities		104,167,814

Net Assets		$ 1,876,868,595
Net Assets consist of:
Paid in capital		$ 1,475,424,478
Undistributed net investment income		7,827,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,473,300)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		398,089,443
Net Assets		$ 1,876,868,595

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($79,836,553 ÷ 1,521,345 shares)	$ 52.48

Maximum offering price per share (100/94.25 of $52.48)	$ 55.68
Class T: Net Asset Value and redemption price per share ($17,419,645 ÷ 333,350 shares)	$ 52.26

Maximum offering price per share (100/96.50 of $52.26)	$ 54.16
Class B: Net Asset Value and offering price per share ($4,748,852 ÷ 92,224 shares)A	$ 51.49

Class C: Net Asset Value and offering price per share ($31,869,620 ÷ 621,903 shares)A	$ 51.25

Canada: Net Asset Value, offering price and redemption price per share ($1,720,760,628 ÷ 32,616,269 shares)	$ 52.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,233,297 ÷ 422,558 shares)	$ 52.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)
Investment Income
Dividends (including $110,374 earned from other affiliated issuers)		$ 25,413,123
Interest		690
Income from Fidelity Central Funds (including $1,282,153 from security lending)		1,301,835
Income before foreign taxes withheld		26,715,648
Less foreign taxes withheld		(3,656,480)
Total income		23,059,168

Expenses
Management fee Basic fee	$ 7,061,376
Performance adjustment	1,663,305
Transfer agent fees	2,089,872
Distribution and service plan fees	354,148
Accounting and security lending fees	456,176
Custodian fees and expenses	19,102
Independent trustees' compensation	4,128
Registration fees	68,848
Audit	38,332
Legal	3,737
Miscellaneous	5,959
Total expenses before reductions	11,764,983
Expense reductions	(24,713)	11,740,270
Net investment income (loss)		11,318,898
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(127,663)
Other affiliated issuers	(348,825)
Foreign currency transactions	(161,307)
Total net realized gain (loss)		(637,795)
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,470,021)
Assets and liabilities in foreign currencies	40,767
Total change in net unrealized appreciation (depreciation)		(34,429,254)
Net gain (loss)		(35,067,049)
Net increase (decrease) in net assets resulting from operations		$ (23,748,151)

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,318,898	$ 24,923,588
Net realized gain (loss)	(637,795)	290,863,952
Change in net unrealized appreciation (depreciation)	(34,429,254)	(164,747,262)
Net increase (decrease) in net assets resulting from operations	(23,748,151)	151,040,278
Distributions to shareholders from net investment income	(24,029,674)	(9,338,915)
Distributions to shareholders from net realized gain	(262,730,704)	(13,503,099)
Total distributions	(286,760,378)	(22,842,014)
Share transactions - net increase (decrease)	(62,770,611)	(365,686,992)
Redemption fees	106,979	129,289
Total increase (decrease) in net assets	(373,172,161)	(237,359,439)

Net Assets
Beginning of period	2,250,040,756	2,487,400,195
End of period (including undistributed net investment income of $7,827,974 and undistributed net investment income of $20,538,750, respectively)	$ 1,876,868,595	$ 2,250,040,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 60.56	$ 57.31	$ 53.65	$ 52.20	$ 53.81	$ 44.24
Income from Investment Operations
Net investment income (loss) E	.23	.47	.60	.57	.34	.31
Net realized and unrealized gain (loss)	(.59)	3.13	3.63	1.50	(1.17)	9.64
Total from investment operations	(.36)	3.60	4.23	2.07	(.83)	9.95
Distributions from net investment income	(.50)	(.03)	(.57)	(.33)	(.35)	(.39)
Distributions from net realized gain	(7.22)	(.32)	-	(.29)	(.44)	-
Total distributions	(7.72)	(.35)	(.57)	(.62)	(.79)	(.39)
Redemption fees added to paid in capital E	-I	-I	-I	-I	.01	.01
Net asset value, end of period	$ 52.48	$ 60.56	$ 57.31	$ 53.65	$ 52.20	$ 53.81
Total ReturnB, C, D	(.63)%	6.32%	7.98%	4.04%	(1.64)%	22.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41%A	1.29%	1.19%	1.08%	1.12%	1.24%
Expenses net of fee waivers, if any	1.41%A	1.29%	1.19%	1.08%	1.12%	1.24%
Expenses net of all reductions	1.41%A	1.29%	1.18%	1.08%	1.12%	1.18%
Net investment income (loss)	.88%A	.79%	1.11%	1.11%	.59%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,837	$ 95,004	$ 116,661	$ 159,597	$ 215,369	$ 170,446
Portfolio turnover rate G	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 60.22	$ 57.14	$ 53.48	$ 52.01	$ 53.64	$ 44.11
Income from Investment Operations
Net investment income (loss) E	.15	.29	.45	.43	.17	.18
Net realized and unrealized gain (loss)	(.59)	3.11	3.63	1.49	(1.16)	9.60
Total from investment operations	(.44)	3.40	4.08	1.92	(.99)	9.78
Distributions from net investment income	(.30)	-	(.42)	(.16)	(.21)	(.26)
Distributions from net realized gain	(7.22)	(.32)	-	(.29)	(.44)	-
Total distributions	(7.52)	(.32)	(.42)	(.45)	(.65)	(.26)
Redemption fees added to paid in capital E	-I	-I	-I	-I	.01	.01
Net asset value, end of period	$ 52.26	$ 60.22	$ 57.14	$ 53.48	$ 52.01	$ 53.64
Total ReturnB, C, D	(.78)%	5.99%	7.69%	3.74%	(1.93)%	22.27%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73%A	1.59%	1.47%	1.36%	1.42%	1.51%
Expenses net of fee waivers, if any	1.73%A	1.59%	1.47%	1.36%	1.42%	1.51%
Expenses net of all reductions	1.73%A	1.59%	1.46%	1.36%	1.42%	1.46%
Net investment income (loss)	.56%A	.48%	.83%	.83%	.30%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,420	$ 21,989	$ 23,751	$ 29,626	$ 34,323	$ 31,522
Portfolio turnover rate G	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.27	$ 56.53	$ 52.89	$ 51.37	$ 53.03	$ 43.68
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.18	.17	(.11)	(.07)
Net realized and unrealized gain (loss)	(.58)	3.07	3.60	1.49	(1.14)	9.50
Total from investment operations	(.56)	3.06	3.78	1.66	(1.25)	9.43
Distributions from net investment income	-	-	(.14)	-	(.01)	(.09)
Distributions from net realized gain	(7.22)	(.32)	-	(.14)	(.41)	-
Total distributions	(7.22)	(.32)	(.14)	(.14)	(.42)	(.09)
Redemption fees added to paid in capital E	-I	-I	-I	-I	.01	.01
Net asset value, end of period	$ 51.49	$ 59.27	$ 56.53	$ 52.89	$ 51.37	$ 53.03
Total ReturnB, C, D	(1.02)%	5.45%	7.17%	3.25%	(2.41)%	21.64%
Ratios to Average Net Assets F, H
Expenses before reductions	2.20%A	2.09%	1.96%	1.85%	1.91%	2.01%
Expenses net of fee waivers, if any	2.20%A	2.09%	1.96%	1.85%	1.91%	2.01%
Expenses net of all reductions	2.20%A	2.09%	1.95%	1.85%	1.91%	1.96%
Net investment income (loss)	.09%A	(.01)%	.34%	.34%	(.20)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,749	$ 6,290	$ 7,737	$ 9,804	$ 11,866	$ 13,464
Portfolio turnover rate G	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 56.27	$ 52.61	$ 51.19	$ 52.87	$ 43.60
Income from Investment Operations
Net investment income (loss) E	.03	.02	.20	.19	(.08)	(.06)
Net realized and unrealized gain (loss)	(.58)	3.07	3.58	1.46	(1.14)	9.48
Total from investment operations	(.55)	3.09	3.78	1.65	(1.22)	9.42
Distributions from net investment income	(.02)	-	(.12)	-	(.03)	(.16)
Distributions from net realized gain	(7.22)	(.32)	-	(.23)	(.44)	-
Total distributions	(7.24)	(.32)	(.12)	(.23)	(.47)	(.16)
Redemption fees added to paid in capital E	-I	-I	-I	-I	.01	.01
Net asset value, end of period	$ 51.25	$ 59.04	$ 56.27	$ 52.61	$ 51.19	$ 52.87
Total ReturnB, C, D	(1.00)%	5.53%	7.21%	3.26%	(2.36)%	21.68%
Ratios to Average Net Assets F, H
Expenses before reductions	2.17%A	2.03%	1.93%	1.82%	1.86%	1.99%
Expenses net of fee waivers, if any	2.17%A	2.03%	1.92%	1.82%	1.86%	1.99%
Expenses net of all reductions	2.17%A	2.03%	1.92%	1.82%	1.86%	1.94%
Net investment income (loss)	.12%A	.04%	.37%	.37%	(.15)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,870	$ 38,749	$ 46,040	$ 66,500	$ 87,990	$ 54,052
Portfolio turnover rateG	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 60.95	$ 57.72	$ 54.05	$ 52.59	$ 54.14	$ 44.46
Income from Investment Operations
Net investment income (loss) D	.31	.66	.77	.73	.52	.46
Net realized and unrealized gain (loss)	(.59)	3.13	3.66	1.51	(1.18)	9.68
Total from investment operations	(.28)	3.79	4.43	2.24	(.66)	10.14
Distributions from net investment income	(.69)	(.24)	(.76)	(.49)	(.46)	(.47)
Distributions from net realized gain	(7.22)	(.32)	-	(.29)	(.44)	-
Total distributions	(7.91)	(.56)	(.76)	(.78)	(.90)	(.47)
Redemption fees added to paid in capital D	-H	-H	-H	-H	.01	.01
Net asset value, end of period	$ 52.76	$ 60.95	$ 57.72	$ 54.05	$ 52.59	$ 54.14
Total ReturnB, C	(.48)%	6.64%	8.32%	4.36%	(1.33)%	22.97%
Ratios to Average Net Assets E, G
Expenses before reductions	1.13%A	.98%	.87%	.77%	.82%	.94%
Expenses net of fee waivers, if any	1.13%A	.98%	.87%	.77%	.82%	.94%
Expenses net of all reductions	1.13%A	.98%	.86%	.77%	.82%	.89%
Net investment income (loss)	1.16%A	1.09%	1.42%	1.42%	.90%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,720,761	$ 2,057,843	$ 2,262,380	$ 2,992,597	$ 3,778,765	$ 3,953,693
Portfolio turnover rateF	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 60.80	$ 57.57	$ 53.91	$ 52.44	$ 54.02	$ 44.39
Income from Investment Operations
Net investment income (loss) D	.31	.65	.78	.74	.51	.46
Net realized and unrealized gain (loss)	(.59)	3.12	3.64	1.50	(1.18)	9.65
Total from investment operations	(.28)	3.77	4.42	2.24	(.67)	10.11
Distributions from net investment income	(.68)	(.22)	(.76)	(.48)	(.48)	(.49)
Distributions from net realized gain	(7.22)	(.32)	-	(.29)	(.44)	-
Total distributions	(7.90)	(.54)	(.76)	(.77)	(.92)	(.49)
Redemption fees added to paid in capital D	-H	-H	-H	-H	.01	.01
Net asset value, end of period	$ 52.62	$ 60.80	$ 57.57	$ 53.91	$ 52.44	$ 54.02
Total ReturnB, C	(.47)%	6.62%	8.34%	4.38%	(1.35)%	22.94%
Ratios to Average Net Assets E, G
Expenses before reductions	1.11%A	1.00%	.86%	.76%	.82%	.95%
Expenses net of fee waivers, if any	1.11%A	1.00%	.86%	.76%	.82%	.95%
Expenses net of all reductions	1.11%A	1.00%	.85%	.76%	.82%	.90%
Net investment income (loss)	1.18%A	1.08%	1.43%	1.42%	.89%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,233	$ 30,165	$ 30,831	$ 59,245	$ 68,112	$ 46,737
Portfolio turnover rateF	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Canada and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 458,564,043
Gross unrealized depreciation	(64,844,477)
Net unrealized appreciation (depreciation) on securities	$ 393,719,566

Tax cost	$ 1,567,996,787

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $262,505,678 and $590,711,865, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 108,098	$ 3,759
Class T	.25%	.25%	47,316	725
Class B	.75%	.25%	27,053	20,358
Class C	.75%	.25%	171,681	8,391
			$ 354,148	$ 33,233

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,685
Class T	2,024
Class B*	3,581
Class C*	1,037
$ 15,327

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 101,162.23
Class T	28,762.30
Class B	7,285.27
Class C	41,249.24
Canada	1,887,847.20
Institutional Class	23,567.19
	$ 2,089,872

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $276 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,655 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,800,330. Security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $19,937 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,697 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Canada expenses during the period in the amount of $15,012.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 783,478	$ 53,142
Class T	106,245	-
Class C	12,920	-
Canada	22,800,214	9,173,811
Institutional Class	326,817	111,962
Total	$ 24,029,674	$ 9,338,915
From net realized gain
Class A	$ 11,358,847	$ 629,831
Class T	2,548,483	130,152
Class B	742,098	42,217
Class C	4,664,328	256,584
Canada	239,967,215	12,282,929
Institutional Class	3,449,733	161,386
Total	$ 262,730,704	$ 13,503,099

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	118,017	144,381	$ 6,407,912	$ 8,740,780
Reinvestment of distributions	200,582	9,784	10,552,616	552,980
Shares redeemed	(366,136)	(620,817)	(18,922,208)	(36,791,904)
Net increase (decrease)	(47,537)	(466,652)	$ (1,961,680)	$ (27,498,144)
Class T
Shares sold	13,348	29,501	$ 699,517	$ 1,790,320
Reinvestment of distributions	49,518	2,264	2,597,730	127,592
Shares redeemed	(94,654)	(82,268)	(4,881,474)	(4,830,983)
Net increase (decrease)	(31,788)	(50,503)	$ (1,584,227)	$ (2,913,071)
Class B
Shares sold	1,646	547	$ 85,015	$ 32,504
Reinvestment of distributions	12,380	630	641,184	35,107
Shares redeemed	(27,918)	(31,942)	(1,420,784)	(1,874,606)
Net increase (decrease)	(13,892)	(30,765)	$ (694,585)	$ (1,806,995)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	32,171	50,749	$ 1,664,165	$ 2,984,240
Reinvestment of distributions	75,003	3,715	3,864,885	206,074
Shares redeemed	(141,619)	(216,291)	(7,130,852)	(12,480,545)
Net increase (decrease)	(34,445)	(161,827)	$ (1,601,802)	$ (9,290,231)
Canada
Shares sold	792,276	1,968,387	$ 41,470,947	$ 119,959,708
Reinvestment of distributions	4,716,591	358,786	249,177,482	20,353,959
Shares redeemed	(6,655,960)	(7,758,261)	(343,808,869)	(462,389,717)
Net increase (decrease)	(1,147,093)	(5,431,088)	$ (53,160,440)	$ (322,076,050)
Institutional Class
Shares sold	52,286	331,645	$ 2,732,648	$ 20,156,294
Reinvestment of distributions	49,883	3,804	2,628,352	215,319
Shares redeemed	(175,747)	(374,817)	(9,128,877)	(22,474,114)
Net increase (decrease)	(73,578)	(39,368)	$ (3,767,877)	$ (2,102,501)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.28%
Actual		$ 1,000.00	$ 1,264.90	$ 7.19
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class T	1.62%
Actual		$ 1,000.00	$ 1,262.80	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,016.76	$ 8.10
Class B	2.09%
Actual		$ 1,000.00	$ 1,259.50	$ 11.71
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
Class C	2.04%
Actual		$ 1,000.00	$ 1,259.90	$ 11.43
HypotheticalA		$ 1,000.00	$ 1,014.68	$ 10.19
China Region	.98%
Actual		$ 1,000.00	$ 1,266.60	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,266.70	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
China	42.0%
Cayman Islands	24.4%
Hong Kong	11.8%
Taiwan	10.4%
Bermuda	5.1%
Netherlands	2.4%
United Kingdom	1.7%
Bailiwick of Jersey	1.4%
United States of America*	0.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Cayman Islands	31.7%
China	26.3%
Taiwan	16.7%
Hong Kong	10.2%
United States of America*	4.7%
Bermuda	4.2%
Korea (South)	2.8%
United Kingdom	1.4%
Netherlands	0.8%
Other	1.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.2	95.3
Short-Term Investments and Net Other Assets (Liabilities)	0.8	4.7
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
AIA Group Ltd. (Insurance)	4.4	5.4
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	4.1	3.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3.7	8.3
China Construction Bank Corp. (H Shares) (Banks)	3.6	3.7
Hong Kong Exchanges and Clearing Ltd. (Diversified Financial Services)	3.3	0.0
Tencent Holdings Ltd. (Internet Software & Services)	3.2	5.3
Bank of China Ltd. (H Shares) (Banks)	3.1	0.0
China Pacific Insurance Group Co. Ltd. (H Shares) (Insurance)	2.3	2.1
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (Insurance)	2.3	0.0
CK Hutchison Holdings Ltd. (Real Estate Management & Development)	2.1	0.0
	32.1
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.4	25.1
Information Technology	16.6	28.6
Consumer Discretionary	13.3	16.8
Industrials	12.2	6.3
Health Care	9.1	7.6
Materials	4.0	4.4
Consumer Staples	1.7	0.0
Telecommunication Services	1.4	1.6
Utilities	0.5	2.2
Energy	0.0	2.7
Market Sectors may include more than one industry category.

The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese market. As of April 30, 2015, the fund did not have more than 25% of its total assets invested in any one industry.

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 2.3%
Cub Elecparts, Inc.	400,000	$ 5,093,711
Fuyao Glass Industries Group Co. Ltd.	7,571,859	19,092,003
Weifu High-Technology Co. Ltd. (B Shares)	3,941,161	18,438,240
		42,623,954
Automobiles - 1.8%
Chongqing Changan Automobile Co. Ltd. (B Shares)	8,233,786	26,983,655
Geely Automobile Holdings Ltd.	11,880,000	6,713,640
		33,697,295
Diversified Consumer Services - 0.5%
Perfect Shape (PRC) Holdings Ltd.	40,044,000	9,403,214
Hotels, Restaurants & Leisure - 1.0%
Huangshan Tourism Development Co. Ltd.	762,272	1,625,164
Tuniu Corp. Class A sponsored ADR (d)	1,090,000	17,712,500
		19,337,664
Household Durables - 1.7%
Haier Electronics Group Co. Ltd.	3,383,000	9,755,443
Qingdao Haier Co. Ltd.	1,549,911	6,774,052
Techtronic Industries Co. Ltd.	4,203,000	14,939,927
		31,469,422
Internet & Catalog Retail - 2.9%
Ctrip.com International Ltd. sponsored ADR (a)	243,000	15,474,240
JD.com, Inc. sponsored ADR	260,000	8,725,600
Qunar Cayman Islands Ltd. sponsored ADR (a)(d)	431,768	20,219,695
Vipshop Holdings Ltd. ADR (a)	300,000	8,487,000
		52,906,535
Media - 0.6%
Poly Culture Group Corp. Ltd. (H Shares) (a)	2,978,200	11,335,570
Specialty Retail - 1.2%
China Harmony Auto Holding Ltd.	7,500,000	9,483,198
Hengdeli Holdings Ltd.	38,000,000	8,531,007
International Housewares Retail Co. Ltd.	2,849,000	805,015
Oriental Watch Holdings Ltd.	15,597,000	2,837,446
		21,656,666
Textiles, Apparel & Luxury Goods - 1.3%
Best Pacific International Holdings Ltd.	18,342,000	8,282,896
ECLAT Textile Co. Ltd.	500,000	6,726,311
Toung Loong Textile Manufacturing Co. Ltd.	2,375,000	9,422,141
		24,431,348
TOTAL CONSUMER DISCRETIONARY		246,861,668

	Shares	Value
CONSUMER STAPLES - 1.7%
Food Products - 1.7%
China Agri-Industries Holdings Ltd.	9,500,000	$ 5,429,937
China Foods Ltd. (a)	7,500,000	5,622,182
Inner Mongoli Yili Industries Co. Ltd.	3,499,971	20,572,797
		31,624,916
FINANCIALS - 40.4%
Banks - 14.8%
Bank of China Ltd. (H Shares)	83,778,000	57,613,555
Midea Group ELS (BNP Paribas Warrant Program) warrants 10/8/15 (a)(f)	3,090,600	18,420,630
China Construction Bank Corp. (H Shares)	68,778,000	66,998,329
China Merchants Bank Co. Ltd. (H Shares)	10,000,000	30,255,917
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(f)	3,028,600	15,990,625
Industrial & Commercial Bank of China Ltd. (H Shares)	88,224,000	76,530,869
Kweichow Moutai Co. Ltd. (A Shares) (BNP Paribas Warrant Program) warrants 7/9/15 (a)(f)	223,520	9,089,194
		274,899,119
Capital Markets - 4.5%
Emperor Capital Group Ltd.	42,366,000	9,729,823
Emperor Capital Group Ltd. rights (a) 5/21/15	15,999,000	2,642,228
Guotai Junan International Holdings Ltd.	6,000,000	9,924,457
Haitong Securities Co. Ltd. (H Shares)	5,600,000	18,388,372
Kweichow Moutai Co. Ltd. (A Shares) ELS (UBS Warrant Programme) warrants 8/5/15 (a)(f)	305,690	12,430,546
SAIC Motor Corp. Ltd. ELS (UBS Warrant Programme) warrants 9/16/15 (a)(f)	2,014,600	8,769,298
SAIC Motor Corp. Ltd. ELS (BD Warrant Programme) warrants 7/13/17 (a)(f)	2,008,500	8,742,745
Tai Fook Securities Group Ltd.	7,310,000	8,158,324
Tai Fook Securities Group Ltd. rights 5/15/15 (a)	7,310,000	4,857,268
		83,643,061
Diversified Financial Services - 3.3%
Hong Kong Exchanges and Clearing Ltd.	1,585,000	60,655,179
Insurance - 13.9%
AIA Group Ltd.	12,277,400	82,054,734
China Life Insurance Co. Ltd. (H Shares)	7,000,000	33,972,989
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	43,657,051
New China Life Insurance Co. Ltd. (H Shares)	3,497,000	21,724,981
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
People's Insurance Co. of China Group (H Shares)	50,176,000	$ 34,894,122
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,000,000	43,119,521
		259,423,398
Real Estate Management & Development - 3.9%
CK Hutchison Holdings Ltd.	1,810,000	39,350,111
Shimao Property Holdings Ltd.	6,908,500	16,365,298
Sunac China Holdings Ltd.	12,500,000	16,482,701
		72,198,110
TOTAL FINANCIALS		750,818,867
HEALTH CARE - 9.1%
Biotechnology - 0.4%
JHL Biotech, Inc. (g)	2,005,348	7,500,002
Health Care Equipment & Supplies - 0.8%
Intai Technology Corp.	1,000,000	5,632,469
Lifetech Scientific Corp. (a)	52,266,000	9,710,671
		15,343,140
Health Care Providers & Services - 1.7%
China National Accord Medicines Corp. Ltd.	1,930,173	14,267,324
Phoenix Healthcare Group Ltd. (d)	8,739,500	18,064,110
		32,331,434
Life Sciences Tools & Services - 0.9%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	385,700	16,650,669
Pharmaceuticals - 5.3%
CSPC Pharmaceutical Group Ltd.	19,842,000	20,634,216
Jiangsu Hengrui Medicine Co. Ltd.	2,299,908	21,138,479
Lee's Pharmaceutical Holdings Ltd.	8,290,000	15,380,870
Luye Pharma Group Ltd. (d)	13,498,500	17,346,519
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	1,300,000	4,956,422
Sino Biopharmaceutical Ltd.	16,312,000	18,689,069
		98,145,575
TOTAL HEALTH CARE		169,970,820
INDUSTRIALS - 11.8%
Air Freight & Logistics - 0.1%
Sinotrans Air Transportation Development Co. Ltd. (A Shares)	599,908	2,615,192
Airlines - 3.1%
Air China Ltd. (H Shares)	14,284,000	17,250,162
China Eastern Airlines Corp. Ltd. (H Shares) (a)	24,180,000	18,687,474
China Southern Airlines Ltd. (H Shares)	21,296,000	20,927,901
		56,865,537

	Shares	Value
Building Products - 0.5%
Sunspring Metal Corp.	4,350,000	$ 8,493,763
Electrical Equipment - 1.8%
Harbin Electric Machinery Co. Ltd. (H Shares)	17,000,000	13,993,846
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,200,000	18,819,310
		32,813,156
Machinery - 3.0%
China CNR Corp. Ltd. (H Shares) (a)	7,000,000	14,360,271
CSR Corp. Ltd. (H Shares)	11,689,000	22,622,266
King Slide Works Co. Ltd.	600,000	9,472,344
Zhengzhou Yutong Bus Co. Ltd.	2,099,971	10,366,465
		56,821,346
Marine - 1.0%
China Shipping Development Co. Ltd. (H Shares)	22,444,000	18,851,622
Road & Rail - 0.5%
Daqin Railway Co. Ltd. (A Shares)	4,499,962	10,134,853
Trading Companies & Distributors - 1.8%
China Aircraft Leasing Group Holdings Ltd.	5,000,000	8,747,766
Summit Ascent Holdings Ltd. (a)(d)	41,044,000	23,989,178
		32,736,944
TOTAL INDUSTRIALS		219,332,413
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 0.5%
ZTE Corp. (H Shares)	3,000,000	10,121,862
Electronic Equipment & Components - 2.7%
Largan Precision Co. Ltd.	209,000	21,018,742
PAX Global Technology Ltd. (a)	7,500,000	10,934,708
Sunny Optical Technology Group Co. Ltd. (d)	4,500,000	10,079,285
TPK Holding Co. Ltd.	1,250,000	7,795,664
		49,828,399
Internet Software & Services - 6.2%
58.com, Inc. ADR (a)(d)	304,300	23,212,004
Bitauto Holdings Ltd. ADR (a)	129,417	7,697,723
SouFun Holdings Ltd. ADR	1,500,000	12,405,000
Tencent Holdings Ltd.	2,900,000	59,852,754
Youku Tudou, Inc. ADR (a)(d)	615,000	11,500,500
		114,667,981
Semiconductors & Semiconductor Equipment - 5.1%
eMemory Technology, Inc.	390,000	4,437,896
Silergy Corp.	592,325	5,879,540
Taiwan Semiconductor Manufacturing Co. Ltd.	14,240,796	68,559,073
Vanguard International Semiconductor Corp.	10,200,000	15,753,282
		94,629,791
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.7%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	32,000,000	$ 12,633,942
Technology Hardware, Storage & Peripherals - 1.4%
ADLINK Technology, Inc.	3,200,000	10,082,936
Advantech Co. Ltd.	1,415,000	11,712,352
Axiomtek Co. Ltd.	2,000,000	5,028,407
		26,823,695
TOTAL INFORMATION TECHNOLOGY		308,705,670
MATERIALS - 4.0%
Chemicals - 0.2%
Jintex Corp. Ltd. (e)	4,681,000	3,912,806
Construction Materials - 3.8%
Asia Cement (China) Holdings Corp.	6,409,500	3,696,572
BBMG Corp. (H Shares)	20,000,000	24,824,045
China Shanshui Cement Group Ltd. (d)	20,656,000	16,763,486
West China Cement Ltd.	149,600,000	25,671,468
		70,955,571
TOTAL MATERIALS		74,868,377
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
China Unicom Ltd.	14,100,000	26,481,628
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares) (d)	18,500,000	9,189,670
TOTAL COMMON STOCKS (Cost $1,346,403,654)		1,837,854,029
Convertible Preferred Stocks - 0.4%

INDUSTRIALS - 0.4%
Professional Services - 0.4%
Meituan Corp. Series D (g)	991,544	7,337,426
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,268,244)		7,337,426
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	16,508,102	$ 16,508,102
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	57,748,215	57,748,215
TOTAL MONEY MARKET FUNDS (Cost $74,256,317)		74,256,317
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,426,928,215)		1,919,447,772
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(59,865,304)
NET ASSETS - 100%		$ 1,859,582,468
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,443,038 or 3.9% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,837,428 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
JHL Biotech, Inc.	4/14/15	$ 7,500,002
Meituan Corp. Series D	1/26/15	$ 6,268,244
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,209
Fidelity Securities Lending Cash Central Fund	697,327
Total	$ 717,536
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jintex Corp. Ltd.	$ 4,548,561	$ -	$ 262,332	$ -	$ 3,912,806
Perfect Shape (PRC) Holdings Ltd.	11,817,466	-	5,870,819	406,080	-
Total	$ 16,366,027	$ -	$ 6,133,151	$ 406,080	$ 3,912,806
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 246,861,668	$ 246,861,668	$ -	$ -
Consumer Staples	31,624,916	31,624,916	-	-
Financials	750,818,867	559,372,475	191,446,392	-
Health Care	169,970,820	162,470,818	-	7,500,002
Industrials	226,669,839	198,404,512	20,927,901	7,337,426
Information Technology	308,705,670	180,293,843	128,411,827	-
Materials	74,868,377	58,104,891	-	16,763,486
Telecommunication Services	26,481,628	-	26,481,628	-
Utilities	9,189,670	9,189,670	-	-
Money Market Funds	74,256,317	74,256,317	-	-
Total Investments in Securities:	$ 1,919,447,772	$ 1,520,579,110	$ 367,267,748	$ 31,600,914

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 538,436,745
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Industrials
Beginning Balance	$ 28,267,179
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1,069,182
Cost of Purchases	6,268,244
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(28,267,179)
Ending Balance	$ 7,337,426
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 1,069,182
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	756,975
Net Unrealized Gain (Loss) on Investment Securities	10,741,947
Cost of Purchases	11,680,370
Proceeds of Sales	(11,841,958)
Amortization/Accretion	-
Transfers into Level 3	12,926,154
Transfers out of Level 3	-
Ending Balance	$ 24,263,488
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 10,741,947

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $54,601,134) - See accompanying schedule: Unaffiliated issuers (cost $1,347,756,763)	$ 1,841,278,649
Fidelity Central Funds (cost $74,256,317)	74,256,317
Other affiliated issuers (cost $4,915,135)	3,912,806
Total Investments (cost $1,426,928,215)		$ 1,919,447,772
Foreign currency held at value (cost $11,559,070)		11,558,877
Receivable for investments sold		29,018,521
Receivable for fund shares sold		7,796,914
Dividends receivable		448,512
Distributions receivable from Fidelity Central Funds		223,716
Prepaid expenses		997
Other receivables		25,770
Total assets		1,968,521,079

Liabilities
Payable for investments purchased	$ 47,688,673
Payable for fund shares redeemed	2,016,835
Accrued management fee	1,007,505
Distribution and service plan fees payable	22,538
Other affiliated payables	303,103
Other payables and accrued expenses	151,742
Collateral on securities loaned, at value	57,748,215
Total liabilities		108,938,611

Net Assets		$ 1,859,582,468
Net Assets consist of:
Paid in capital		$ 1,236,708,477
Accumulated net investment loss		(4,167,288)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		134,522,759
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		492,518,520
Net Assets		$ 1,859,582,468

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,753,473 ÷ 1,002,562 shares)	$ 37.66

Maximum offering price per share (100/94.25 of $37.66)	$ 39.96
Class T: Net Asset Value and redemption price per share ($8,361,295 ÷ 222,871 shares)	$ 37.52

Maximum offering price per share (100/96.50 of $37.52)	$ 38.88
Class B: Net Asset Value and offering price per share ($1,460,743 ÷ 39,143 shares)A	$ 37.32

Class C: Net Asset Value and offering price per share ($15,207,369 ÷ 411,521 shares)A	$ 36.95

China Region: Net Asset Value, offering price and redemption price per share ($1,761,089,659 ÷ 46,338,764 shares)	$ 38.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,709,929 ÷ 944,398 shares)	$ 37.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $406,080 earned from other affiliated issuers)		$ 3,620,497
Interest		10
Income from Fidelity Central Funds (including $697,327 from security lending)		717,536
Income before foreign taxes withheld		4,338,043
Less foreign taxes withheld		(128,874)
Total income		4,209,169

Expenses
Management fee	$ 5,168,212
Transfer agent fees	1,414,997
Distribution and service plan fees	110,543
Accounting and security lending fees	336,173
Custodian fees and expenses	251,551
Independent trustees' compensation	2,820
Registration fees	80,553
Audit	37,567
Legal	2,136
Interest	1,694
Miscellaneous	4,945
Total expenses before reductions	7,411,191
Expense reductions	(47,553)	7,363,638
Net investment income (loss)		(3,154,469)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $22,155)	138,014,454
Other affiliated issuers	920,267
Foreign currency transactions	(864,992)
Total net realized gain (loss)		138,069,729
Change in net unrealized appreciation (depreciation) on: Investment securities	235,949,261
Assets and liabilities in foreign currencies	2,330
Total change in net unrealized appreciation (depreciation)		235,951,591
Net gain (loss)		374,021,320
Net increase (decrease) in net assets resulting from operations		$ 370,866,851

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,154,469)	$ 13,925,917
Net realized gain (loss)	138,069,729	191,786,909
Change in net unrealized appreciation (depreciation)	235,951,591	(115,260,428)
Net increase (decrease) in net assets resulting from operations	370,866,851	90,452,398
Distributions to shareholders from net investment income	(13,114,934)	(15,459,434)
Distributions to shareholders from net realized gain	(172,413,722)	(136,131,549)
Total distributions	(185,528,656)	(151,590,983)
Share transactions - net increase (decrease)	262,213,244	1,574,280
Redemption fees	173,273	349,352
Total increase (decrease) in net assets	447,724,712	(59,214,953)

Net Assets
Beginning of period	1,411,857,756	1,471,072,709
End of period (including accumulated net investment loss of $4,167,288 and undistributed net investment income of $12,102,115, respectively)	$ 1,859,582,468	$ 1,411,857,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.18	$ 35.56	$ 28.53	$ 27.28	$ 31.61	$ 26.47
Income from Investment Operations
Net investment income (loss) E	(.11)	.21	.30	.36	.33	.25
Net realized and unrealized gain (loss)	8.05	2.01J	7.06	1.42	(4.33)	5.15
Total from investment operations	7.94	2.22	7.36	1.78	(4.00)	5.40
Distributions from net investment income	(.22)	(.30)	(.34)	(.19)	(.31)	(.20)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.46)	(3.61)	(.34)	(.53)	(.34)	(.27)
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	.01
Net asset value, end of period	$ 37.66	$ 34.18	$ 35.56	$ 28.53	$ 27.28	$ 31.61
Total ReturnB, C, D	26.49%	6.45%J	26.07%	6.70%	(12.79)%	20.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28%A	1.35%	1.35%	1.36%	1.37%	1.38%
Expenses net of fee waivers, if any	1.28%A	1.35%	1.35%	1.36%	1.37%	1.38%
Expenses net of all reductions	1.28%A	1.35%	1.31%	1.29%	1.31%	1.31%
Net investment income (loss)	(.71)%A	.64%	.94%	1.35%	1.07%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,753	$ 21,728	$ 20,623	$ 13,539	$ 14,808	$ 16,047
Portfolio turnover rateG	152%A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 6.42%.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.02	$ 35.40	$ 28.40	$ 27.13	$ 31.48	$ 26.40
Income from Investment Operations
Net investment income (loss) E	(.17)	.12	.21	.29	.25	.18
Net realized and unrealized gain (loss)	8.03	1.99 L	7.04	1.40	(4.32)	5.13
Total from investment operations	7.86	2.11	7.25	1.69	(4.07)	5.31
Distributions from net investment income	(.12)	(.19)	(.26)	(.08)	(.27)	(.18)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.36)	(3.50)	(.26)	(.42)	(.29) J	(.24) K
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	.01
Net asset value, end of period	$ 37.52	$ 34.02	$ 35.40	$ 28.40	$ 27.13	$ 31.48
Total ReturnB, C, D	26.28%	6.15% L	25.74%	6.38%	(13.04)%	20.27%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62%A	1.65%	1.64%	1.64%	1.63%	1.64%
Expenses net of fee waivers, if any	1.62%A	1.65%	1.64%	1.64%	1.63%	1.64%
Expenses net of all reductions	1.61%A	1.65%	1.60%	1.57%	1.57%	1.58%
Net investment income (loss)	(1.04)%A	.35%	.65%	1.06%	.81%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,361	$ 6,305	$ 5,965	$ 4,349	$ 5,281	$ 6,070
Portfolio turnover rateG	152%A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. KTotal distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share. LAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 6.12%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.79	$ 35.12	$ 28.16	$ 26.94	$ 31.23	$ 26.28
Income from Investment Operations
Net investment income (loss) E	(.24)	(.04)	.06	.16	.10	.04
Net realized and unrealized gain (loss)	7.98	1.99J	6.99	1.40	(4.29)	5.09
Total from investment operations	7.74	1.95	7.05	1.56	(4.19)	5.13
Distributions from net investment income	-	-	(.10)	-	(.08)	(.12)
Distributions from net realized gain	(4.21)	(3.29)	-	(.34)	(.03)	(.07)
Total distributions	(4.21)	(3.29)	(.10)	(.34)	(.11)	(.19)
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	.01
Net asset value, end of period	$ 37.32	$ 33.79	$ 35.12	$ 28.16	$ 26.94	$ 31.23
Total ReturnB, C, D	25.95%	5.68%J	25.12%	5.90%	(13.45)%	19.63%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09%A	2.11%	2.10%	2.11%	2.12%	2.14%
Expenses net of fee waivers, if any	2.09%A	2.11%	2.10%	2.11%	2.12%	2.14%
Expenses net of all reductions	2.08%A	2.11%	2.07%	2.04%	2.06%	2.08%
Net investment income (loss)	(1.51)%A	(.12)%	.19%	.59%	.32%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,461	$ 1,215	$ 1,494	$ 1,533	$ 1,801	$ 2,496
Portfolio turnover rateG	152%A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 5.65%.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.56	$ 34.99	$ 28.07	$ 26.86	$ 31.19	$ 26.25
Income from Investment Operations
Net investment income (loss) E	(.23)	(.02)	.06	.16	.10	.04
Net realized and unrealized gain (loss)	7.90	1.97J	6.97	1.39	(4.28)	5.09
Total from investment operations	7.67	1.95	7.03	1.55	(4.18)	5.13
Distributions from net investment income	(.04)	(.08)	(.12)	-	(.13)	(.13)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.28)	(3.39)	(.12)	(.34)	(.16)	(.20)
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	.01
Net asset value, end of period	$ 36.95	$ 33.56	$ 34.99	$ 28.07	$ 26.86	$ 31.19
Total ReturnB, C, D	25.99%	5.71%J	25.14%	5.88%	(13.46)%	19.66%
Ratios to Average Net Assets F, H
Expenses before reductions	2.04%A	2.07%	2.10%	2.11%	2.12%	2.14%
Expenses net of fee waivers, if any	2.04%A	2.07%	2.10%	2.11%	2.12%	2.14%
Expenses net of all reductions	2.04%A	2.07%	2.07%	2.04%	2.06%	2.07%
Net investment income (loss)	(1.47)%A	(.07)%	.19%	.59%	.32%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,207	$ 10,445	$ 6,957	$ 4,515	$ 5,230	$ 5,938
Portfolio turnover rateG	152% A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 5.68%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.51	$ 35.83	$ 28.73	$ 27.49	$ 31.81	$ 26.55
Income from Investment Operations
Net investment income (loss) D	(.07)	.33	.41	.45	.44	.34
Net realized and unrealized gain (loss)	8.13	2.03K	7.11	1.42	(4.37)	5.18
Total from investment operations	8.06	2.36	7.52	1.87	(3.93)	5.52
Distributions from net investment income	(.33)	(.38)	(.43)	(.29)	(.38)	(.21)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.57)	(3.69)	(.43)	(.63)	(.40) I	(.27) J
Redemption fees added to paid in capital D	- H	.01	.01	- H	.01	.01
Net asset value, end of period	$ 38.00	$ 34.51	$ 35.83	$ 28.73	$ 27.49	$ 31.81
Total ReturnB, C	26.66%	6.83%K	26.51%	7.01%	(12.52)%	20.97%
Ratios to Average Net Assets E, G
Expenses before reductions	.98%A	1.01%	1.02%	1.04%	1.04%	1.06%
Expenses net of fee waivers, if any	.98%A	1.01%	1.02%	1.04%	1.04%	1.06%
Expenses net of all reductions	.98%A	1.01%	.98%	.98%	.98%	1.00%
Net investment income (loss)	(.41)%A	.99%	1.27%	1.66%	1.40%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,761,090	$ 1,352,761	$ 1,425,828	$ 1,265,488	$ 1,515,084	$ 2,130,070
Portfolio turnover rateF	152% A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share. KAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 6.80%.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.39	$ 35.75	$ 28.68	$ 27.46	$ 31.79	$ 26.55
Income from Investment Operations
Net investment income (loss) D	(.06)	.34	.42	.45	.43	.33
Net realized and unrealized gain (loss)	8.08	2.02K	7.10	1.42	(4.37)	5.18
Total from investment operations	8.02	2.36	7.52	1.87	(3.94)	5.51
Distributions from net investment income	(.36)	(.43)	(.46)	(.31)	(.37)	(.22)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.60)	(3.73) J	(.46)	(.65)	(.40)	(.28) I
Redemption fees added to paid in capital D	- H	.01	.01	- H	.01	.01
Net asset value, end of period	$ 37.81	$ 34.39	$ 35.75	$ 28.68	$ 27.46	$ 31.79
Total ReturnB, C	26.67%	6.87%K	26.58%	7.02%	(12.56)%	20.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.97%A	.98%	.97%	1.04%	1.06%	1.11%
Expenses net of fee waivers, if any	.97%A	.98%	.97%	1.04%	1.06%	1.11%
Expenses net of all reductions	.96%A	.98%	.93%	.98%	1.01%	1.04%
Net investment income (loss)	(.39)%A	1.01%	1.32%	1.66%	1.38%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,710	$ 19,404	$ 10,206	$ 1,958	$ 2,034	$ 1,904
Portfolio turnover rateF	152% A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share. JTotal distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share. KAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 6.84%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 31,600,914	Last transaction price	Transaction price	$3.74 - $6.29 / $5.50	Increase
		Market comparable	EV/GMV multiple	0.4	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 498,299,243
Gross unrealized depreciation	(9,514,381)
Net unrealized appreciation (depreciation) on securities	$ 488,784,862

Tax cost	$ 1,430,662,910

Short-Term Trading (Redemption) Fees. Shares purchased by investors in the Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,223,949,084 and $1,113,606,471, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 34,195	$ 2,810
Class T	.25%	.25%	16,378	217
Class B	.75%	.25%	6,251	4,702
Class C	.75%	.25%	53,719	20,123
			$ 110,543	$ 27,852

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,858
Class T	2,735
Class B*	195
Class C*	5,834
$ 29,622

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 32,509.24
Class T	10,556.32
Class B	1,820.29
Class C	13,458.25
China Region	1,334,091.19
Institutional Class	22,563.17
	$ 1,414,997

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,350 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,812,438.35%		$ 1,694

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,126 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $11,375. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $275 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39,782 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain China Region expenses during the period in the amount of $7,725.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 147,088	$ 180,108
Class T	22,529	32,344
Class C	12,652	17,191
China Region	12,728,622	15,122,632
Institutional Class	204,043	107,159
Total	$ 13,114,934	$ 15,459,434

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Class A	$ 2,783,517	$ 1,978,191
Class T	789,251	554,033
Class B	149,794	137,166
Class C	1,276,956	701,626
China Region	165,004,911	131,926,962
Institutional Class	2,409,293	833,571
Total	$ 172,413,722	$ 136,131,549

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	522,266	299,718	$ 17,164,492	$ 10,085,846
Reinvestment of distributions	93,297	60,028	2,812,898	2,013,956
Shares redeemed	(248,636)	(304,062)	(8,476,370)	(10,090,492)
Net increase (decrease)	366,927	55,684	$ 11,501,020	$ 2,009,310
Class T
Shares sold	46,552	59,364	$ 1,614,827	$ 1,971,301
Reinvestment of distributions	26,640	17,176	801,072	574,877
Shares redeemed	(35,628)	(59,747)	(1,118,316)	(1,983,826)
Net increase (decrease)	37,564	16,793	$ 1,297,583	$ 562,352
Class B
Shares sold	1,753	1,463	$ 56,558	$ 48,104
Reinvestment of distributions	4,834	3,586	144,877	119,685
Shares redeemed	(3,397)	(11,640)	(110,024)	(382,157)
Net increase (decrease)	3,190	(6,591)	$ 91,411	$ (214,368)
Class C
Shares sold	127,667	172,291	$ 4,323,836	$ 5,779,242
Reinvestment of distributions	38,139	18,485	1,131,586	612,773
Shares redeemed	(65,498)	(78,373)	(2,064,729)	(2,559,009)
Net increase (decrease)	100,308	112,403	$ 3,390,693	$ 3,833,006
China Region
Shares sold	7,482,027	6,962,379	$ 257,314,676	$ 236,836,534
Reinvestment of distributions	5,608,420	4,157,611	170,439,887	140,360,927
Shares redeemed	(5,945,363)	(11,721,340)	(193,590,170)	(391,493,808)
Net increase (decrease)	7,145,084	(601,350)	$ 234,164,393	$ (14,296,347)
Institutional Class
Shares sold	504,513	632,067	$ 15,938,780	$ 21,560,054
Reinvestment of distributions	58,945	23,866	1,781,897	802,629
Shares redeemed	(183,275)	(377,199)	(5,952,533)	(12,682,356)
Net increase (decrease)	380,183	278,734	$ 11,768,144	$ 9,680,327

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Emerging Asia Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Actual	1.05%	$ 1,000.00	$ 1,136.70	$ 5.56
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Asia Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
China	22.0%
Korea (South)	16.6%
Hong Kong	11.4%
Taiwan	10.8%
India	9.8%
Cayman Islands	8.9%
Singapore	4.5%
Malaysia	3.2%
Bermuda	2.7%
Other*	10.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
China	20.6%
Korea (South)	17.2%
Taiwan	11.4%
India	10.8%
Cayman Islands	10.1%
Hong Kong	8.6%
Singapore	4.7%
Thailand	3.7%
Bermuda	3.4%
Other*	9.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	99.4
Bonds	0.0*	0.0
Short-Term Investments and Net Other Assets (Liabilities)	1.4	0.6
* Amount represents less than 0.1%
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.6	5.3
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.7	4.1
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.0	3.0
China Construction Bank Corp. (H Shares) (China, Banks)	2.6	2.4
AIA Group Ltd. (Hong Kong, Insurance)	2.6	1.4
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	2.0	0.9
Bank of China Ltd. (H Shares) (China, Banks)	1.8	1.8
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	1.6	1.4
Hyundai Motor Co. (Korea (South), Automobiles)	1.6	1.3
CNOOC Ltd. sponsored ADR (Hong Kong, Oil, Gas & Consumable Fuels)	1.5	0.0
	26.0
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.9	31.5
Information Technology	20.4	22.8
Consumer Discretionary	10.5	11.4
Telecommunication Services	6.6	6.4
Energy	6.1	3.6
Industrials	5.4	7.8
Utilities	5.4	5.0
Materials	5.3	4.8
Consumer Staples	4.5	3.9
Health Care	1.5	2.2

Semiannual Report

Fidelity Emerging Asia Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 0.1%
Beacon Lighting Group Ltd.	234,767	$ 356,703
Sino Gas & Energy Ltd. (a)	4,797,856	626,469
TOTAL AUSTRALIA		983,172
Bailiwick of Jersey - 0.4%
West China Cement Ltd.	26,474,000	4,542,958
Bermuda - 2.7%
Brilliance China Automotive Holdings Ltd.	2,110,000	3,974,686
BW LPG Ltd.	33,694	297,975
BW Offshore Ltd.	621,153	462,758
Cheung Kong Infrastructure Holdings Ltd.	193,000	1,638,516
CSI Properties Ltd.	47,700,000	1,938,637
Great Eagle Holdings Ltd.	2,382,000	8,805,091
Hongkong Land Holdings Ltd.	750,000	6,075,000
Kerry Logistics Network Ltd.	708,000	1,143,681
Luye Pharma Group Ltd.	301,500	387,449
PAX Global Technology Ltd. (a)	2,011,000	2,931,960
Skyworth Digital Holdings Ltd.	1,274,000	1,139,122
Yue Yuen Industrial (Holdings) Ltd.	1,526,500	5,810,136
TOTAL BERMUDA		34,605,011
British Virgin Islands - 0.2%
Michael Kors Holdings Ltd. (a)	30,500	1,886,730
Cayman Islands - 8.9%
58.com, Inc. ADR (a)	47,000	3,585,160
AMVIG Holdings Ltd.	1,270,000	694,764
Belle International Holdings Ltd.	2,588,000	3,329,101
Best Pacific International Holdings Ltd.	3,044,000	1,374,612
China Lodging Group Ltd. ADR (a)(e)	148,550	3,345,346
China Modern Dairy Holdings Ltd.	6,264,000	2,553,914
China Resources Cement Holdings Ltd.	7,721,706	4,931,578
China Sanjiang Fine Chemicals Ltd.	6,954,000	2,996,737
China State Construction International Holdings Ltd.	1,614,000	3,119,484
ChinaCache International Holdings Ltd. sponsored ADR (a)	44,200	622,778
Ctrip.com International Ltd. sponsored ADR (a)	38,700	2,464,416
ENN Energy Holdings Ltd.	608,000	4,392,979
Greatview Aseptic Pack Co. Ltd.	5,289,000	3,193,647
Hosa International Ltd.	202,000	103,990
iKang Healthcare Group, Inc. sponsored ADR	32,300	565,573
International Housewares Retail Co. Ltd.	6,982,000	1,972,838
Lee's Pharmaceutical Holdings Ltd.	458,000	849,751
Lifestyle International Holdings Ltd.	1,405,500	2,629,459
Lifetech Scientific Corp. (a)	1,168,000	217,007
Longfor Properties Co. Ltd.	3,223,000	5,613,860
Pico Far East Holdings Ltd.	2,384,000	692,080
Qunar Cayman Islands Ltd. sponsored ADR (a)	51,800	2,425,794

	Shares	Value
Samson Holding Ltd.	4,079,000	$ 594,702
Sino Biopharmaceutical Ltd.	4,372,000	5,009,110
SITC International Holdings Co. Ltd.	2,840,000	2,106,947
Sitoy Group Holdings Ltd.	1,108,000	687,626
SOHO China Ltd.	4,922,500	3,740,835
SPT Energy Group, Inc.	3,066,000	692,273
Sunny Optical Technology Group Co. Ltd.	732,000	1,639,564
Tencent Holdings Ltd.	1,875,500	38,708,221
Value Partners Group Ltd.	2,157,000	4,007,561
Vipshop Holdings Ltd. ADR (a)	64,400	1,821,876
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	47,700	2,059,209
Xinyi Solar Holdings Ltd.	1,656,000	583,298
TOTAL CAYMAN ISLANDS		113,326,090
China - 22.0%
Agricultural Bank of China Ltd. (H Shares)	11,897,000	6,723,247
Anhui Conch Cement Co. Ltd. (H Shares)	918,500	3,732,993
Bank of China Ltd. (H Shares)	32,501,000	22,350,714
Baoshan Iron & Steel Co. Ltd.	1,251,614	1,809,985
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	1,454,000	722,258
China Cinda Asset Management Co. Ltd. (H Shares) (a)	6,082,000	3,625,399
China Communications Construction Co. Ltd. (H Shares)	5,879,000	10,755,910
China Construction Bank Corp. (H Shares)	34,007,000	33,127,049
China Life Insurance Co. Ltd. (H Shares)	3,979,000	19,311,218
China National Building Materials Co. Ltd. (H Shares)	2,610,000	3,178,923
China Pacific Insurance Group Co. Ltd. (H Shares)	2,367,400	12,920,505
China Railway Group Ltd. (H Shares)	6,541,000	9,215,826
China Shenhua Energy Co. Ltd. (H Shares)	3,879,500	10,085,984
China Telecom Corp. Ltd. (H Shares)	16,886,000	12,571,007
China Vanke Co. Ltd. (H Shares) (a)	2,998,200	7,988,185
Chongqing Changan Automobile Co. Ltd. (B Shares)	700,024	2,294,109
Daqin Railway Co. Ltd. (A Shares)	868,400	1,955,818
Great Wall Motor Co. Ltd. (H Shares)	792,000	6,044,319
Huadian Fuxin Energy Corp. Ltd. (H Shares)	8,634,000	4,667,599
Industrial & Commercial Bank of China Ltd. (H Shares)	29,768,000	25,822,576
Inner Mongoli Yili Industries Co. Ltd.	830,224	4,880,049
Jiangling Motors Corp. Ltd. (B Shares)	37,265	200,063
Jiangsu Hengrui Medicine Co. Ltd.	143,518	1,319,075
Kweichow Moutai Co. Ltd.	106,100	4,314,439
Maanshan Iron & Steel Ltd. (H Shares) (a)	2,966,000	1,155,701
People's Insurance Co. of China Group (H Shares)	8,892,000	6,183,804
PetroChina Co. Ltd. (H Shares)	14,428,000	18,608,716
Common Stocks - continued
	Shares	Value
China - continued
PICC Property & Casualty Co. Ltd. (H Shares)	2,661,120	$ 5,919,284
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,405,500	20,201,495
Qingdao Haier Co. Ltd.	578,290	2,527,478
SAIC Motor Corp. Ltd.	589,558	2,566,271
Shanghai International Airport Co. Ltd.	760,062	3,385,651
Shenzhen Expressway Co. (H Shares)	1,450,000	1,386,289
Tong Ren Tang Technologies Co. Ltd. (H Shares)	805,000	1,408,390
Weifu High-Technology Co. Ltd. (B Shares)	282,900	1,323,513
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	505,000	2,332,609
Zhejiang Expressway Co. Ltd. (H Shares)	572,000	910,707
Zhengzhou Yutong Bus Co. Ltd.	520,600	2,569,932
TOTAL CHINA		280,097,090
Hong Kong - 11.4%
AIA Group Ltd.	4,904,000	32,775,377
China Mobile Ltd.	925,500	13,219,181
China Power International Development Ltd.	4,925,000	3,183,548
China Resources Power Holdings Co. Ltd.	1,770,000	5,355,297
CNOOC Ltd. sponsored ADR	113,600	19,454,000
Dah Chong Hong Holdings Ltd.	7,600,000	4,755,792
Dah Sing Banking Group Ltd.	672,400	1,466,162
Far East Horizon Ltd.	5,509,000	5,842,680
Fosun International Ltd.	1,655,000	4,142,545
Hang Seng Bank Ltd.	13,900	271,345
Henderson Land Development Co. Ltd.	696,000	5,594,545
HKT Trust/HKT Ltd. unit	5,174,300	6,929,732
Hysan Development Co. Ltd.	1,181,000	5,470,309
Lenovo Group Ltd.	4,612,000	7,973,731
Magnificent Estates Ltd.	6,930,000	330,828
PCCW Ltd.	13,661,000	9,112,562
Power Assets Holdings Ltd.	883,000	8,937,604
Techtronic Industries Co. Ltd.	1,191,000	4,233,512
Wheelock and Co. Ltd.	1,129,000	6,380,218
TOTAL HONG KONG		145,428,968
India - 9.8%
Adani Ports & Special Economic Zone	276,820	1,383,279
Apollo Tyres Ltd.	869,284	2,370,612
Axis Bank Ltd. (a)	305,159	2,739,417
Bajaj Finserv Ltd. (a)	125,556	2,835,041
Bharat Heavy Electricals Ltd.	918,935	3,442,335
Bharat Petroleum Corp. Ltd. (a)	366,147	4,406,311
Bharti Infratel Ltd.	711,780	4,494,849
Cox & Kings India Ltd.	730,981	3,544,035
Dr. Reddy's Laboratories Ltd. (a)	68,665	3,572,253
Edelweiss Financial Services Ltd.	2,014,793	1,960,967
Engineers India Ltd.	256,477	740,803

	Shares	Value
Future Retail Ltd. (a)	152,067	$ 276,865
GAIL India Ltd. (a)	346,154	1,962,609
Grasim Industries Ltd.	38,277	2,385,724
HCL Technologies Ltd.	601,238	8,331,067
Hexaware Technologies Ltd.	700,395	3,103,121
IL&FS Transportation Networks Ltd. (a)	440,104	1,167,651
Indian Oil Corp. Ltd. (a)	1,059,895	6,024,358
JK Tyre & Industries Ltd. (a)	809,419	1,515,725
Just Dial Ltd.	100,695	1,695,873
LIC Housing Finance Ltd.	295,038	1,996,628
Mahindra & Mahindra Ltd. (a)	201,507	3,630,745
Maruti Suzuki India Ltd. (a)	99,222	5,867,492
McLeod Russel India Ltd.	344,049	1,311,819
NTPC Ltd.	2,478,292	5,861,538
Oil & Natural Gas Corp. Ltd.	820,033	3,922,880
Petronet LNG Ltd. (a)	1,682,471	4,623,984
Power Finance Corp. Ltd.	351,269	1,468,418
Power Grid Corp. of India Ltd.	477,859	1,132,175
Redington India Ltd. (a)	564,223	1,059,677
Reliance Capital Ltd. (a)	73,076	464,403
Sesa Sterlite Ltd.	1,764,718	5,801,293
Shriram City Union Finance Ltd.	51,853	1,573,761
Sun TV Ltd.	247,993	1,354,547
Tata Motors Ltd. (a)	1,304,836	10,455,052
The Jammu & Kashmir Bank Ltd.	1,491,509	2,254,361
Union Bank of India (a)	160,441	363,057
UPL Ltd.	429,938	3,319,539
Vakrangee Ltd.	275,786	461,758
VST Industries Ltd. (a)	42,310	1,079,327
Yes Bank Ltd.	640,940	8,466,665
TOTAL INDIA		124,422,014
Indonesia - 2.5%
PT Astra International Tbk	9,017,700	4,765,381
PT Bank Central Asia Tbk	9,798,000	10,185,385
PT Bank Rakyat Indonesia Tbk	11,370,900	10,197,625
PT Gudang Garam Tbk	924,300	3,565,284
PT Media Nusantara Citra Tbk	5,538,500	942,133
PT United Tractors Tbk	1,174,000	1,938,176
TOTAL INDONESIA		31,593,984
Israel - 0.1%
Sarine Technologies Ltd.	935,800	1,449,811
Japan - 1.5%
Fuji Media Holdings, Inc.	282,000	3,947,925
KDDI Corp.	220,500	5,217,547
NGK Insulators Ltd.	110,000	2,471,012
SoftBank Corp.	68,800	4,300,712
Suzuki Motor Corp.	110,400	3,568,364
TOTAL JAPAN		19,505,560
Korea (South) - 16.6%
AMOREPACIFIC Corp.	2,407	8,679,511
Common Stocks - continued
	Shares	Value
Korea (South) - continued
AMOREPACIFIC Group, Inc.	6,017	$ 9,105,579
BGFretail Co. Ltd.	23,060	2,515,574
Daewoo International Corp.	58,046	1,692,162
DGB Financial Group Co. Ltd.	277,359	3,128,661
Dongbu Insurance Co. Ltd.	163,341	8,295,116
Duksan Hi-Metal Co. Ltd. (a)	40,478	394,592
Hanjin Shipping Co. Ltd. (a)	205,007	1,436,996
Hyundai Hysco Co. Ltd.	134,369	8,308,321
Hyundai Motor Co.	128,495	20,161,037
Hyundai Steel Co.	98,456	7,193,775
InterPark INT Corp.	68,735	1,340,100
KB Financial Group, Inc.	362,808	13,769,795
KEPCO Plant Service & Engineering Co. Ltd.	15,267	1,379,134
Korea Aerospace Industries Ltd.	26,263	1,599,514
Korea Zinc Co. Ltd.	17,394	7,711,037
KTIS Corp.	97,230	509,119
LG Household & Health Care Ltd.	12,170	8,903,417
LOTTE Hi-Mart Co. Ltd.	9,852	651,245
Samsung Electronics Co. Ltd.	54,447	71,274,304
Shinhan Financial Group Co. Ltd.	298,241	12,285,088
SK Hynix, Inc.	327,193	14,018,955
SK Telecom Co. Ltd.	27,416	7,311,893
TOTAL KOREA (SOUTH)		211,664,925
Malaysia - 3.2%
AEON Credit Service Bhd	165,700	691,172
AMMB Holdings Bhd	773,000	1,408,216
Cahya Mata Sarawak Bhd	912,300	1,298,347
Glomac Bhd	1,592,200	429,056
IJM Corp. Bhd	1,162,900	2,392,718
Kossan Rubber Industries Bhd	1,609,100	2,710,063
Media Prima Bhd	3,540,600	1,669,672
MISC Bhd	803,900	2,064,754
Sunway Bhd	1,786,400	1,900,479
Tenaga Nasional Bhd	3,821,300	15,403,191
YTL Corp. Bhd	15,929,300	7,467,209
YTL Power International Bhd	8,024,300	3,603,896
TOTAL MALAYSIA		41,038,773
Philippines - 1.6%
ABS CBN Broadcasting Corp. (depositary receipt)	357,700	497,886
Alliance Global Group, Inc.	6,904,900	3,931,065
Ayala Land, Inc.	3,119,700	2,702,598
Globe Telecom, Inc.	62,520	3,057,686
Jollibee Food Corp.	277,130	1,236,106
LT Group, Inc.	327,400	109,341
Metropolitan Bank & Trust Co.	2,521,081	5,255,195
Robinsons Retail Holdings, Inc.	124,910	243,577
Security Bank Corp.	827,248	3,115,043
TOTAL PHILIPPINES		20,148,497

	Shares	Value
Singapore - 4.5%
Amtek Engineering Ltd.	707,000	$ 357,988
Boustead Projects Pte Ltd. (a)	123,026	97,160
Boustead Singapore Ltd.	410,088	438,539
ComfortDelgro Corp. Ltd.	1,295,600	3,005,964
CWT Ltd.	422,000	612,334
Ezion Holdings Ltd.	8,199,700	7,467,230
Frasers Centrepoint Ltd.	438,000	627,275
Hyflux Ltd.	1,645,000	1,199,686
Mapletree Industrial (REIT)	5,812,351	7,072,162
Sheng Siong Group Ltd.	2,091,000	1,327,418
Singapore Telecommunications Ltd.	3,597,300	12,043,560
Sound Global Ltd. (a)	1,008,000	910,387
United Overseas Bank Ltd.	835,400	15,461,719
UOL Group Ltd.	602,000	3,630,562
Wing Tai Holdings Ltd.	2,134,000	3,161,004
TOTAL SINGAPORE		57,412,988
Taiwan - 10.8%
ASUSTeK Computer, Inc.	706,000	7,503,526
Delta Electronics, Inc.	382,000	2,307,516
Fubon Financial Holding Co. Ltd.	6,929,000	14,954,839
Giant Manufacturing Co. Ltd.	105,000	906,828
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,229,000	18,711,813
NAK Sealing Technologies Corp.	148,000	541,239
Novatek Microelectronics Corp.	1,175,000	6,176,941
Pegatron Corp.	2,486,000	7,411,082
Pou Chen Corp.	2,531,000	3,557,747
Realtek Semiconductor Corp.	556,000	1,742,833
Richtek Technology Corp.	435,000	2,471,430
Sinopac Holdings Co.	19,338,060	8,776,825
Taishin Financial Holdings Co. Ltd.	11,061,583	5,074,618
Taiwan Semiconductor Manufacturing Co. Ltd.	9,920,192	47,758,508
Wistron Corp.	4,669,000	3,986,624
Wistron NeWeb Corp.	1,043,000	2,775,567
Yuanta Financial Holding Co. Ltd.	5,745,000	3,348,405
TOTAL TAIWAN		138,006,341
Thailand - 1.6%
Asian Property Development PCL (For. Reg.)	5,799,800	1,293,538
Bangkok Expressway PCL (For.Reg.)	1,044,200	1,235,740
CH. Karnchang PCL	1,658,600	1,270,813
Intouch Holdings PCL NVDR	2,987,800	6,981,053
Preuksa Real Estate PCL (For. Reg.)	4,514,300	3,767,054
Thai Beverage PCL	11,342,800	6,129,158
TOTAL THAILAND		20,677,356
Common Stocks - continued
	Shares	Value
United States of America - 0.7%
China Biologic Products, Inc. (a)	8,000	$ 765,120
Cognizant Technology Solutions Corp. Class A (a)	139,900	8,189,746
TOTAL UNITED STATES OF AMERICA		8,954,866
TOTAL COMMON STOCKS (Cost $1,070,537,108)		1,255,745,134
Nonconvertible Bonds - 0.0%
Principal Amount (d)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $449,651)	INR	2,245,016	448,543
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	15,183,132	15,183,132
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	348,750	348,750
TOTAL MONEY MARKET FUNDS (Cost $15,531,882)		15,531,882
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,086,518,641)		1,271,725,559
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,244,433
NET ASSETS - 100%		$ 1,273,969,992
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,930
Fidelity Securities Lending Cash Central Fund	3,971
Total	$ 20,901
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 131,144,599	$ 107,305,766	$ 23,838,833	$ -
Consumer Staples	57,051,016	39,265,926	-	17,785,090
Energy	77,111,477	57,742,028	19,369,449	-
Financials	416,809,244	342,881,150	73,928,094	-
Health Care	18,863,000	15,290,747	3,572,253	-
Industrials	72,568,359	70,097,347	2,471,012	-
Information Technology	265,419,645	178,952,916	86,466,729	-
Materials	65,099,520	56,912,503	8,187,017	-
Telecommunication Services	85,239,782	55,190,449	30,049,333	-
Utilities	66,438,492	64,395,930	1,132,175	910,387
Corporate Bonds	448,543	-	448,543	-
Money Market Funds	15,531,882	15,531,882	-	-
Total Investments in Securities:	$ 1,271,725,559	$ 1,003,566,644	$ 249,463,438	$ 18,695,477

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 14,627,659
Level 2 to Level 1	$ 531,803,798
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	6,341,223
Cost of Purchases	1,857,570
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	9,586,297
Transfers out of Level 3	-
Ending Balance	$ 17,785,090
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 6,341,223
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 10,638,444
Net Realized Gain (Loss) on Investment Securities	8,645,438
Net Unrealized Gain (Loss) on Investment Securities	(2,693,345)
Cost of Purchases	1,104,935
Proceeds of Sales	(16,785,085)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 910,387
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ (194,548)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Asia Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $337,800) - See accompanying schedule: Unaffiliated issuers (cost $1,070,986,759)	$ 1,256,193,677
Fidelity Central Funds (cost $15,531,882)	15,531,882
Total Investments (cost $1,086,518,641)		$ 1,271,725,559
Foreign currency held at value (cost $13,809,147)		13,809,638
Receivable for investments sold		105,157,261
Receivable for fund shares sold		1,964,446
Dividends receivable		1,468,116
Interest receivable		303
Distributions receivable from Fidelity Central Funds		5,714
Prepaid expenses		772
Other receivables		405,153
Total assets		1,394,536,962

Liabilities
Payable for investments purchased	$ 118,505,175
Payable for fund shares redeemed	461,600
Accrued management fee	828,249
Other affiliated payables	230,553
Other payables and accrued expenses	192,643
Collateral on securities loaned, at value	348,750
Total liabilities		120,566,970

Net Assets		$ 1,273,969,992
Net Assets consist of:
Paid in capital		$ 1,177,150,911
Distributions in excess of net investment income		(1,160,805)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(87,024,697)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		185,004,583
Net Assets, for 34,238,632 shares outstanding		$ 1,273,969,992
Net Asset Value, offering price and redemption price per share ($1,273,969,992 ÷ 34,238,632 shares)		$ 37.21

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 6,692,985
Interest		308
Income from Fidelity Central Funds		20,901
Income before foreign taxes withheld		6,714,194
Less foreign taxes withheld		(615,261)
Total income		6,098,933

Expenses
Management fee Basic fee	$ 3,934,263
Performance adjustment	231,845
Transfer agent fees	1,090,028
Accounting and security lending fees	259,516
Custodian fees and expenses	312,066
Independent trustees' compensation	2,226
Registration fees	20,906
Audit	57,147
Legal	1,714
Miscellaneous	3,352
Total expenses before reductions	5,913,063
Expense reductions	(9,585)	5,903,478
Net investment income (loss)		195,455
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,118,057)	51,382,785
Foreign currency transactions	(153,960)
Total net realized gain (loss)		51,228,825
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3,124,367)	97,389,407
Assets and liabilities in foreign currencies	(38,348)
Total change in net unrealized appreciation (depreciation)		97,351,059
Net gain (loss)		148,579,884
Net increase (decrease) in net assets resulting from operations		$ 148,775,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Asia Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 195,455	$ 14,965,203
Net realized gain (loss)	51,228,825	65,949,959
Change in net unrealized appreciation (depreciation)	97,351,059	72,565
Net increase (decrease) in net assets resulting from operations	148,775,339	80,987,727
Distributions to shareholders from net investment income	(9,800,314)	(14,440,335)
Share transactions Proceeds from sales of shares	102,807,120	110,553,504
Reinvestment of distributions	9,282,114	13,734,257
Cost of shares redeemed	(88,396,160)	(252,013,027)
Net increase (decrease) in net assets resulting from share transactions	23,693,074	(127,725,266)
Redemption fees	25,074	106,318
Total increase (decrease) in net assets	162,693,173	(61,071,556)

Net Assets
Beginning of period	1,111,276,819	1,172,348,375
End of period (including distributions in excess of net investment income of $1,160,805 and undistributed net investment income of $8,444,054, respectively)	$ 1,273,969,992	$ 1,111,276,819
Other Information Shares
Sold	2,945,939	3,409,047
Issued in reinvestment of distributions	283,510	448,392
Redeemed	(2,632,795)	(8,143,143)
Net increase (decrease)	596,654	(4,285,704)

Financial Highlights

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ $33.03	$ 30.91	$ $28.57	$ $27.32	$ 29.70	$ 23.98
Income from Investment Operations
Net investment income (loss) D	.01	.43	.39	.46	.50	.39
Net realized and unrealized gain (loss)	4.46	2.08	2.49	1.30	(2.30)	6.16
Total from investment operations	4.47	2.51	2.88	1.76	(1.80)	6.55
Distributions from net investment income	(.29)	(.39)	(.46)	(.51)	(.49)	(.43)
Distributions from net realized gain	-	-	(.08)	-	(.11)	(.40)
Total distributions	(.29)	(.39)	(.54)	(.51)	(.59) I	(.83)
Redemption fees added to paid in capital D	- H	- H	- H	- H	.01	- H
Net asset value, end of period	$ 37.21	$ 33.03	$ 30.91	$ 28.57	$ 27.32	$ 29.70
Total ReturnB, C	13.67%	8.21%	10.19%	6.60%	(6.20)%	27.93%
Ratios to Average Net Assets E, G
Expenses before reductions	1.05%A	1.04%	1.08%	.94%	.82%	.78%
Expenses net of fee waivers, if any	1.05%A	1.04%	1.08%	.94%	.82%	.78%
Expenses net of all reductions	1.05%A	1.04%	1.05%	.91%	.78%	.74%
Net investment income (loss)	.03% A	1.36%	1.31%	1.68%	1.68%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,273,970	$ 1,111,277	$ 1,172,348	$ 1,325,208	$ 1,525,635	$ 1,717,562
Portfolio turnover rateF	78% A	90%	97%	94%	115%	105%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HAmount represents less than $.01 per share. ITotal distributions of $.59 per share is comprised of distributions from net investment income of $.485 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 18,695,477	Last transaction price	Transaction price	$7.00 - $3,884,000.00 / $2,597,062.43	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the appreciable securities is included in Other payable and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 219,554,663
Gross unrealized depreciation	(34,745,426)
Net unrealized appreciation (depreciation) on securities	$ 184,809,237

Tax cost	$ 1,086,916,322

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (137,363,356)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $437,061,099 and $433,162,664, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Asia ex Japan Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .74% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,029 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $872 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3, 971. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,947 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $6,638.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Emerging Markets	1.06%
Actual		$ 1,000.00	$ 1,006.00	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Class K	.86%
Actual		$ 1,000.00	$ 1,007.30	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
South Africa	10.1%
India	9.7%
United States of America*	7.7%
China	6.9%
Cayman Islands	6.9%
Mexico	6.8%
Taiwan	6.8%
Brazil	6.4%
Korea (South)	5.7%
Other	33.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
India	12.1%
Brazil	11.2%
South Africa	9.0%
United States of America*	6.5%
Cayman Islands	6.4%
Indonesia	6.3%
Mexico	6.0%
Korea (South)	5.8%
Taiwan	4.7%
Other	32.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	97.8
Short-Term Investments and Net Other Assets (Liabilities)	0.9	2.2
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.4	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.4	3.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.0	2.4
Naspers Ltd. Class N (South Africa, Media)	2.0	1.7
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.3	1.3
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.1	1.1
Ambev SA sponsored ADR (Brazil, Beverages)	1.1	1.2
Grupo Televisa SA de CV (Mexico, Media)	0.9	0.9
NAVER Corp. (Korea (South), Internet Software & Services)	0.9	1.0
China Pacific Insurance Group Co. Ltd. (H Shares) (China, Insurance)	0.8	0.7
	18.9
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.3	23.4
Information Technology	22.3	19.2
Consumer Discretionary	16.6	18.9
Industrials	11.5	13.4
Health Care	7.5	5.2
Consumer Staples	7.3	7.9
Materials	5.2	4.9
Telecommunication Services	2.3	2.2
Utilities	2.0	0.9
Energy	1.1	1.8

Semiannual Report

Fidelity Emerging Markets Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Argentina - 1.2%
Banco Macro SA sponsored ADR	255,900	$ 14,138,475
Grupo Financiero Galicia SA sponsored ADR (d)	648,000	14,281,920
YPF SA Class D sponsored ADR	517,200	15,795,288
TOTAL ARGENTINA		44,215,683
Australia - 0.8%
SEEK Ltd.	1,102,030	14,171,486
Sydney Airport unit	3,331,756	14,211,194
TOTAL AUSTRALIA		28,382,680
Bailiwick of Jersey - 0.7%
United Co. RUSAL Ltd. (a)	16,424,000	9,917,273
WPP PLC	644,900	15,040,034
TOTAL BAILIWICK OF JERSEY		24,957,307
Bermuda - 2.3%
Brilliance China Automotive Holdings Ltd.	8,756,000	16,494,004
China Gas Holdings Ltd.	11,309,000	20,048,340
China Resources Gas Group Ltd.	6,152,000	21,431,253
Credicorp Ltd. (United States)	168,332	25,679,047
TOTAL BERMUDA		83,652,644
Brazil - 5.3%
BB Seguridade Participacoes SA	2,150,520	25,160,003
Brasil Foods SA	1,265,400	27,047,166
CCR SA	875,300	4,822,510
Cielo SA	2,162,912	30,107,546
Kroton Educacional SA	5,393,160	19,689,925
Linx SA	797,100	11,746,375
Qualicorp SA (a)	2,307,100	18,990,053
Smiles SA	966,900	16,334,559
Ultrapar Participacoes SA	1,033,400	23,782,657
Weg SA	3,434,290	18,294,480
TOTAL BRAZIL		195,975,274
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	606,100	14,458,179
Cayman Islands - 6.9%
58.com, Inc. ADR (a)	204,800	15,622,144
Alibaba Group Holding Ltd. sponsored ADR	205,100	16,672,579
Autohome, Inc. ADR Class A (a)	352,301	17,981,443
Baidu.com, Inc. sponsored ADR (a)	88,920	17,808,898
Bitauto Holdings Ltd. ADR (a)	252,735	15,032,678
ENN Energy Holdings Ltd.	2,776,000	20,057,415
Sino Biopharmaceutical Ltd.	16,964,000	19,436,081
SouFun Holdings Ltd. ADR	2,435,000	20,137,450
Tencent Holdings Ltd.	5,400,200	111,454,084
TOTAL CAYMAN ISLANDS		254,202,772

	Shares	Value
Chile - 0.4%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	732,400	$ 15,995,616
China - 6.9%
China International Travel Service Corp. Ltd. (A Shares)	1,706,900	14,133,357
China Pacific Insurance Group Co. Ltd. (H Shares)	5,778,600	31,537,733
Daqin Railway Co. Ltd. (A Shares)	8,426,621	18,978,509
Fuyao Glass Industries Group Co. Ltd. (a)	5,712,400	14,327,894
Inner Mongoli Yili Industries Co. Ltd.	3,082,004	18,115,990
Jiangsu Hengrui Medicine Co. Ltd.	1,667,079	15,322,141
Kweichow Moutai Co. Ltd.	456,357	18,557,253
PICC Property & Casualty Co. Ltd. (H Shares)	11,396,783	25,350,529
Qingdao Haier Co. Ltd.	4,077,590	17,821,543
SAIC Motor Corp. Ltd.	4,078,551	17,753,414
Shanghai International Airport Co. Ltd.	3,457,200	15,399,890
Weifu High-Technology Co. Ltd. (B Shares)	3,592,978	16,809,308
Zhengzhou Yutong Bus Co. Ltd.	2,672,100	13,190,769
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,025,000	17,322,319
TOTAL CHINA		254,620,649
Denmark - 0.9%
Novo Nordisk A/S Series B sponsored ADR	317,232	17,850,645
Pandora A/S	144,500	14,935,741
TOTAL DENMARK		32,786,386
Egypt - 0.5%
Commercial International Bank SAE sponsored GDR	2,711,600	18,716,096
Finland - 0.0%
Kone Oyj (B Shares) (d)	1,540	66,253
France - 1.3%
Ingenico SA	136,951	17,183,610
LVMH Moet Hennessy - Louis Vuitton SA	88,717	15,513,614
Safran SA	220,800	16,133,272
TOTAL FRANCE		48,830,496
Germany - 0.4%
Bayer AG	102,700	14,781,879
Hong Kong - 1.4%
AIA Group Ltd.	2,716,200	18,153,442
CSPC Pharmaceutical Group Ltd.	18,866,000	19,619,248
Techtronic Industries Co. Ltd.	4,075,500	14,486,717
TOTAL HONG KONG		52,259,407
India - 9.7%
Adani Ports & Special Economic Zone	3,263,086	16,305,751
Asian Paints India Ltd.	744,376	8,931,078
Axis Bank Ltd. (a)	1,841,315	16,529,512
Bank of Baroda (a)	4,816,662	12,836,425
Common Stocks - continued
	Shares	Value
India - continued
Exide Industries Ltd.	5,411,577	$ 14,608,806
Grasim Industries Ltd.	229,691	14,316,150
HCL Technologies Ltd.	1,467,221	20,330,578
HDFC Bank Ltd.	926,759	16,555,002
Housing Development Finance Corp. Ltd.	2,127,230	39,165,211
ICICI Bank Ltd. (a)	4,350,648	22,717,591
ITC Ltd. (a)	4,475,170	22,700,602
LIC Housing Finance Ltd.	2,526,143	17,095,313
Lupin Ltd.	546,281	15,237,536
State Bank of India	4,085,913	17,344,059
Sun Pharmaceutical Industries Ltd. (a)	1,641,451	24,250,701
Sun TV Ltd.	2,413,457	13,182,396
Tata Consultancy Services Ltd.	793,269	30,754,486
Tata Motors Ltd. (a)	2,623,214	21,018,611
Titan Co. Ltd. (a)	2,125,090	12,967,578
TOTAL INDIA		356,847,386
Indonesia - 5.0%
PT ACE Hardware Indonesia Tbk	402,334,100	20,019,710
PT Astra International Tbk	13,499,200	7,133,618
PT Bank Central Asia Tbk	26,441,100	27,486,505
PT Bank Rakyat Indonesia Tbk	27,338,400	24,517,562
PT Global Mediacom Tbk	152,380,700	18,221,029
PT Indocement Tunggal Prakarsa Tbk	2,723,600	4,412,390
PT Jasa Marga Tbk	31,356,600	14,997,949
PT Kalbe Farma Tbk	47,546,400	6,584,053
PT Matahari Department Store Tbk	12,922,800	17,446,403
PT Media Nusantara Citra Tbk	75,926,900	12,915,627
PT Surya Citra Media Tbk	58,943,700	13,187,019
PT Tower Bersama Infrastructure Tbk	25,425,800	16,623,619
TOTAL INDONESIA		183,545,484
Kenya - 1.3%
East African Breweries Ltd.	4,164,653	14,131,645
Kenya Commercial Bank Ltd.	21,772,300	14,384,448
Safaricom Ltd.	104,536,500	19,227,644
TOTAL KENYA		47,743,737
Korea (South) - 5.7%
KEPCO Plant Service & Engineering Co. Ltd.	179,017	16,171,379
NAVER Corp.	53,161	32,080,892
Samsung Electronics Co. Ltd.	123,249	161,340,143
TOTAL KOREA (SOUTH)		209,592,414
Malaysia - 1.2%
Astro Malaysia Holdings Bhd	15,311,100	13,495,257

	Shares	Value
Public Bank Bhd	4,860,700	$ 26,578,649
Tune Insurance Holdings Bhd	7,782,300	3,975,800
TOTAL MALAYSIA		44,049,706
Mexico - 6.8%
Banregio Grupo Financiero S.A.B. de CV	2,148,293	12,319,568
Compartamos S.A.B. de CV	7,556,300	12,899,198
Embotelladoras Arca S.A.B. de CV	2,478,400	15,225,473
Fomento Economico Mexicano S.A.B. de CV unit	3,228,267	29,265,244
Gruma S.A.B. de CV Series B	1,208,400	14,570,585
Grupo Aeroportuario del Pacifico SA de CV Series B	2,680,357	19,083,261
Grupo Aeroportuario del Sureste SA de CV Series B	1,451,535	20,544,963
Grupo Aeroportuario Norte S.A.B. de CV	3,069,500	15,329,494
Grupo Financiero Banorte S.A.B. de CV Series O	5,024,000	28,646,820
Grupo Televisa SA de CV	4,777,257	34,769,164
Infraestructura Energetica Nova S.A.B. de CV	2,406,900	14,006,520
Megacable Holdings S.A.B. de CV unit	4,377,752	18,219,233
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	1,462,300	16,812,352
TOTAL MEXICO		251,691,875
Netherlands - 1.2%
Gree Electric Applicances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (a)(e)	1,820,300	16,728,557
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/6/15 (a)(e)	2,723,000	14,377,096
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(e)	2,514,900	14,989,336
TOTAL NETHERLANDS		46,094,989
Panama - 0.3%
Copa Holdings SA Class A	108,600	12,042,654
Philippines - 4.4%
Alliance Global Group, Inc.	19,818,100	11,282,747
Ayala Corp.	841,020	14,703,476
GT Capital Holdings, Inc.	607,610	17,105,417
International Container Terminal Services, Inc.	6,430,860	15,855,533
Metropolitan Bank & Trust Co.	8,481,297	17,679,270
Robinsons Land Corp.	23,485,300	15,765,656
Robinsons Retail Holdings, Inc.	7,823,000	15,254,982
SM Investments Corp.	1,004,452	20,273,653
Common Stocks - continued
	Shares	Value
Philippines - continued
SM Prime Holdings, Inc.	47,144,500	$ 19,717,951
Vista Land & Lifescapes, Inc.	76,402,300	12,843,601
TOTAL PHILIPPINES		160,482,286
Russia - 0.6%
MMC Norilsk Nickel OJSC ADR	1,091,500	20,561,177
South Africa - 10.1%
Alexander Forbes Group Holding (a)	17,485,152	14,477,566
Aspen Pharmacare Holdings Ltd. (f)	769,490	23,415,394
Bidvest Group Ltd. (f)	887,398	24,070,240
Coronation Fund Managers Ltd.	1,643,800	12,574,198
Discovery Ltd. (f)	1,850,585	20,546,413
FirstRand Ltd. (f)	5,963,500	28,488,448
Life Healthcare Group Holdings Ltd.	5,490,964	18,836,712
Mr Price Group Ltd. (f)	956,688	20,453,843
MTN Group Ltd. (f)	2,456,900	49,360,017
Nampak Ltd.	4,897,400	17,557,979
Naspers Ltd. Class N	467,312	73,498,352
Remgro Ltd. (f)	954,800	21,244,977
Sanlam Ltd. (f)	4,003,700	25,904,364
Woolworths Holdings Ltd.	2,539,700	19,111,396
TOTAL SOUTH AFRICA		369,539,899
Spain - 0.5%
Amadeus IT Holding SA Class A	407,800	18,588,322
Switzerland - 1.2%
Compagnie Financiere Richemont SA Series A	191,914	17,105,862
Novartis AG	140,685	14,360,026
Sika AG (Bearer)	3,740	12,836,977
TOTAL SWITZERLAND		44,302,865
Taiwan - 6.8%
Advantech Co. Ltd.	1,677,000	13,881,000
Catcher Technology Co. Ltd.	1,999,000	23,497,682
Delta Electronics, Inc.	4,345,000	26,246,490
Giant Manufacturing Co. Ltd.	1,815,000	15,675,162
Largan Precision Co. Ltd.	281,000	28,259,649
Merida Industry Co. Ltd.	2,210,600	16,601,515
Taiwan Semiconductor Manufacturing Co. Ltd.	26,015,000	125,243,301
TOTAL TAIWAN		249,404,799
Thailand - 2.6%
Airports of Thailand PCL (For. Reg.)	1,951,800	17,175,603
Bangkok Dusit Medical Services PCL (For. Reg.)	22,786,700	13,967,269
Bumrungrad Hospital PCL (For. Reg.)	2,900,600	14,126,727
Central Pattana PCL (For. Reg.)	6,664,600	8,493,801

	Shares	Value
Kasikornbank PCL (For. Reg.)	3,934,800	$ 25,073,828
Thai Beverage PCL	28,958,900	15,648,136
TOTAL THAILAND		94,485,364
Turkey - 1.0%
Enka Insaat ve Sanayi A/S	7,466,000	16,062,823
TAV Havalimanlari Holding A/S	2,290,000	20,135,823
TOTAL TURKEY		36,198,646
United Arab Emirates - 1.1%
DP World Ltd.	816,000	18,833,280
First Gulf Bank PJSC	4,801,900	19,937,373
TOTAL UNITED ARAB EMIRATES		38,770,653
United Kingdom - 1.9%
Al Noor Hospitals Group PLC	1,400,557	19,290,390
InterContinental Hotel Group PLC	319,600	13,667,859
Johnson Matthey PLC	283,500	14,495,025
NMC Health PLC	594,700	6,921,247
Prudential PLC	606,803	15,107,905
TOTAL UNITED KINGDOM		69,482,426
United States of America - 6.8%
A.O. Smith Corp.	234,200	14,965,380
Affiliated Managers Group, Inc. (a)	67,100	15,173,323
American Tower Corp.	147,200	13,914,816
Ball Corp.	219,300	16,098,813
China Biologic Products, Inc. (a)	136,978	13,100,576
Colgate-Palmolive Co.	190,600	12,823,568
Ecolab, Inc.	137,800	15,430,844
Google, Inc. Class C (a)	31,065	16,692,467
International Flavors & Fragrances, Inc.	116,710	13,392,473
Las Vegas Sands Corp.	258,426	13,665,567
MasterCard, Inc. Class A	176,100	15,885,981
McGraw Hill Financial, Inc.	141,400	14,748,020
Mead Johnson Nutrition Co. Class A	141,700	13,591,864
Moody's Corp.	149,300	16,052,736
PPG Industries, Inc.	64,578	14,307,902
Valspar Corp.	177,600	14,403,360
Visa, Inc. Class A	225,400	14,887,670
TOTAL UNITED STATES OF AMERICA		249,135,360
TOTAL COMMON STOCKS (Cost $3,087,216,411)		3,586,461,363
Nonconvertible Preferred Stocks - 1.5%

Brazil - 1.1%
Ambev SA sponsored ADR	6,151,480	38,938,868
Germany - 0.4%
Henkel AG & Co. KGaA	124,400	14,449,988
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $61,570,303)		53,388,856
Money Market Funds - 0.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	3,581,467	$ 3,581,467
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	10,632,592	10,632,592
TOTAL MONEY MARKET FUNDS (Cost $14,214,059)		14,214,059
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $3,163,000,773)		3,654,064,278
NET OTHER ASSETS (LIABILITIES) - 0.5%		18,800,144
NET ASSETS - 100%		$ 3,672,864,422
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,094,989 or 1.2% of net assets.

(f) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,687
Fidelity Securities Lending Cash Central Fund	283,040
Total	$ 317,727
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 600,304,117	$ 475,921,461	$ 110,249,299	$ 14,133,357
Consumer Staples	270,321,364	255,871,376	14,449,988	-
Energy	39,577,945	39,577,945	-	-
Financials	861,717,036	713,159,516	148,557,520	-
Health Care	276,090,678	220,737,136	55,353,542	-
Industrials	422,533,567	406,334,042	16,199,525	-
Information Technology	815,893,647	528,966,151	286,927,496	-
Materials	192,657,057	130,447,728	62,209,329	-
Telecommunication Services	85,211,280	85,211,280	-	-
Utilities	75,543,528	75,543,528	-	-
Money Market Funds	14,214,059	14,214,059	-	-
Total Investments in Securities:	$ 3,654,064,278	$ 2,945,984,222	$ 693,946,699	$ 14,133,357

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 121,082,740
Level 2 to Level 1	$ 721,156,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,069,575) - See accompanying schedule: Unaffiliated issuers (cost $3,148,786,714)	$ 3,639,850,219
Fidelity Central Funds (cost $14,214,059)	14,214,059
Total Investments (cost $3,163,000,773)		$ 3,654,064,278
Foreign currency held at value (cost $8,011)		909
Receivable for investments sold
Regular delivery.		101,128,756
Delayed delivery		3,019,122
Receivable for fund shares sold		2,643,866
Dividends receivable		6,041,750
Distributions receivable from Fidelity Central Funds		27,425
Prepaid expenses		2,112
Other receivables		1,659,406
Total assets		3,768,587,624

Liabilities
Payable to custodian bank	$ 161,281
Payable for investments purchased	67,798,146
Payable for fund shares redeemed	12,768,866
Accrued management fee	2,142,869
Other affiliated payables	676,250
Other payables and accrued expenses	1,543,198
Collateral on securities loaned, at value	10,632,592
Total liabilities		95,723,202

Net Assets		$ 3,672,864,422
Net Assets consist of:
Paid in capital		$ 3,311,903,214
Undistributed net investment income		6,139,952
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(134,618,350)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		489,439,606
Net Assets		$ 3,672,864,422

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($3,023,244,903 ÷ 118,925,371 shares)	$ 25.42

Class K: Net Asset Value, offering price and redemption price per share ($649,619,519 ÷ 25,539,318 shares)	$ 25.44

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 25,536,204
Interest		99
Income from Fidelity Central Funds		317,727
Income before foreign taxes withheld		25,854,030
Less foreign taxes withheld		(2,605,947)
Total income		23,248,083

Expenses
Management fee	$ 10,663,103
Transfer agent fees	3,230,593
Accounting and security lending fees	656,560
Custodian fees and expenses	897,027
Independent trustees' compensation	5,798
Registration fees	52,711
Audit	64,497
Legal	4,399
Interest	379
Miscellaneous	10,049
Total expenses before reductions	15,585,116
Expense reductions	(36,488)	15,548,628
Net investment income (loss)		7,699,455
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,423,447)	(97,080,887)
Foreign currency transactions	(698,013)
Total net realized gain (loss)		(97,778,900)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,498,820)	117,713,863
Assets and liabilities in foreign currencies	(20,486)
Total change in net unrealized appreciation (depreciation)		117,693,377
Net gain (loss)		19,914,477
Net increase (decrease) in net assets resulting from operations		$ 27,613,932

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,699,455	$ 21,069,375
Net realized gain (loss)	(97,778,900)	19,330,340
Change in net unrealized appreciation (depreciation)	117,693,377	67,110,574
Net increase (decrease) in net assets resulting from operations	27,613,932	107,510,289
Distributions to shareholders from net investment income	(18,114,621)	(2,412,320)
Distributions to shareholders from net realized gain	(2,942,055)	-
Total distributions	(21,056,676)	(2,412,320)
Share transactions - net increase (decrease)	671,805,736	100,101,946
Redemption fees	144,595	450,436
Total increase (decrease) in net assets	678,507,587	205,650,351

Net Assets
Beginning of period	2,994,356,835	2,788,706,484
End of period (including undistributed net investment income of $6,139,952 and undistributed net investment income of $16,555,118, respectively)	$ 3,672,864,422	$ 2,994,356,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.44	$ 24.43	$ 22.15	$ 22.23	$ 25.72	$ 20.68
Income from Investment Operations
Net investment income (loss) D	.06	.17	.20	.33	.35	.23
Net realized and unrealized gain (loss)	.09	.86	2.38	(.11)	(3.48)	5.05
Total from investment operations	.15	1.03	2.58	.22	(3.13)	5.28
Distributions from net investment income	(.14)	(.02)	(.30)	(.30)	(.24)	(.12)
Distributions from net realized gain	(.03)	-	-	-	(.13)	(.14)
Total distributions	(.17)	(.02)	(.30)	(.30)	(.37)	(.25)I
Redemption fees added to paid in capital D	-H	-H	-H	-H	.01	.01
Net asset value, end of period	$ 25.42	$ 25.44	$ 24.43	$ 22.15	$ 22.23	$ 25.72
Total ReturnB, C	.60%	4.22%	11.78%	1.03%	(12.33)%	25.76%
Ratios to Average Net Assets E, G
Expenses before reductions	1.06%A	1.07%	1.08%	1.09%	1.07%	1.14%
Expenses net of fee waivers, if any	1.06%A	1.07%	1.08%	1.09%	1.07%	1.14%
Expenses net of all reductions	1.06%A	1.07%	1.03%	1.03%	1.01%	1.09%
Net investment income (loss)	.46%A	.71%	.85%	1.50%	1.38%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,023,245	$ 2,370,927	$ 2,241,338	$ 2,203,756	$ 2,907,884	$ 3,975,342
Portfolio turnover rate F	89%A	94%	119%	176%	122%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.48	$ 24.42	$ 22.15	$ 22.23	$ 25.75	$ 20.69
Income from Investment Operations
Net investment income (loss) D	.08	.23	.25	.37	.40	.28
Net realized and unrealized gain (loss)	.10	.86	2.38	(.10)	(3.48)	5.05
Total from investment operations	.18	1.09	2.63	.27	(3.08)	5.33
Distributions from net investment income	(.20)	(.03)	(.36)	(.35)	(.32)	(.15)
Distributions from net realized gain	(.03)	-	-	-	(.13)	(.14)
Total distributions	(.22)J	(.03)	(.36)	(.35)	(.45)	(.28)I
Redemption fees added to paid in capital D	-H	-H	-H	-H	.01	.01
Net asset value, end of period	$ 25.44	$ 25.48	$ 24.42	$ 22.15	$ 22.23	$ 25.75
Total ReturnB, C	.73%	4.47%	12.01%	1.25%	(12.17)%	26.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.86%A	.86%	.87%	.87%	.87%	.90%
Expenses net of fee waivers, if any	.86%A	.85%	.87%	.87%	.87%	.90%
Expenses net of all reductions	.85%A	.85%	.82%	.81%	.80%	.84%
Net investment income (loss)	.67%A	.92%	1.07%	1.72%	1.58%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 649,620	$ 623,430	$ 547,369	$ 607,919	$ 497,821	$ 888,629
Portfolio turnover rate F	89%A	94%	119%	176%	122%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.28 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.135 per share. JTotal distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 569,570,029
Gross unrealized depreciation	(82,918,104)
Net unrealized appreciation (depreciation) on securities and other investments	$ 486,651,925

Tax cost	$ 3,167,412,353

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (24,838,920)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $2,005,729,154 and $1,362,723,593, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Emerging Markets	$ 3,089,428.25
Class K	141,165.05
	$ 3,230,593

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,071 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,855,000.35%		$ 379

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,313 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $283,040, including $2,907 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $28,302 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $273.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Emerging Markets expenses during the period in the amount of $7,913.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Emerging Markets	$ 13,346,829	$ 1,743,046
Class K	4,767,792	669,274
Total	$ 18,114,621	$ 2,412,320
From net realized gain
Emerging Markets	$ 2,332,143	$ -
Class K	609,912	-
Total	$ 2,942,055	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Emerging Markets
Shares sold	33,094,702	21,791,321	$ 826,226,854	$ 537,287,996
Reinvestment of distributions	546,115	57,233	13,577,228	1,363,124
Shares redeemed	(7,914,307)	(20,408,773)	(196,662,082)	(492,243,181)
Net increase (decrease)	25,726,510	1,439,781	$ 643,142,000	$ 46,407,939
Class K
Shares sold	5,554,928	8,911,150	$ 138,960,660	$ 221,271,615
Reinvestment of distributions	216,324	28,071	5,377,704	669,274
Shares redeemed	(4,697,933)	(6,884,435)	(115,674,628)	(168,246,882)
Net increase (decrease)	1,073,319	2,054,786	$ 28,663,736	$ 53,694,007

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Emerging Markets Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Europe Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.32%
Actual		$ 1,000.00	$ 1,098.30	$ 6.87
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Class T	1.61%
Actual		$ 1,000.00	$ 1,096.40	$ 8.37
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.15%
Actual		$ 1,000.00	$ 1,093.70	$ 11.16
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.13%
Actual		$ 1,000.00	$ 1,093.70	$ 11.06
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Europe	1.03%
Actual		$ 1,000.00	$ 1,099.90	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,100.10	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Europe Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom	29.8%
Sweden	11.3%
Germany	10.5%
France	9.6%
Switzerland	5.9%
Finland	5.8%
United States of America*	4.0%
Ireland	3.6%
Bailiwick of Jersey	3.5%
Other	16.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United Kingdom	24.2%
Switzerland	13.5%
Germany	12.5%
France	11.2%
Sweden	7.4%
Denmark	4.5%
Belgium	4.1%
Netherlands	3.7%
Ireland	3.7%
Other*	15.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.0	99.1
Short-Term Investments and Net Other Assets (Liabilities)	4.0	0.9
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.7	4.0
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	2.7	1.2
Standard Chartered PLC (United Kingdom) (United Kingdom, Banks)	2.5	1.6
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	2.5	2.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.3	2.7
Cargotec Corp. (B Shares) (Finland, Machinery)	2.2	0.0
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	2.1	0.0
Bayer AG (Germany, Pharmaceuticals)	2.1	2.3
Lloyds Banking Group PLC (United Kingdom, Banks)	1.8	1.9
ING Groep NV (Certificaten Van Aandelen) (Netherlands, Banks)	1.7	1.9
	23.6
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	23.4
Health Care	21.0	20.1
Industrials	20.1	14.1
Consumer Discretionary	13.1	13.4
Consumer Staples	7.7	11.3
Information Technology	3.7	1.9
Materials	2.0	4.5
Energy	1.3	7.0
Utilities	1.1	2.5
Telecommunication Services	0.0	0.9

Semiannual Report

Fidelity Europe Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Austria - 1.1%
Andritz AG	276,400	$ 16,182,325
Bailiwick of Jersey - 3.5%
Shire PLC	447,200	36,341,091
Wolseley PLC	260,859	15,428,351
TOTAL BAILIWICK OF JERSEY		51,769,442
Belgium - 1.3%
KBC Groep NV	302,421	19,897,272
Bermuda - 0.3%
Vostok Nafta Investment Ltd. SDR (a)	739,825	4,888,485
Denmark - 3.3%
Carlsberg A/S Series B	191,100	17,422,311
DSV de Sammensluttede Vognmaend A/S	485,400	16,838,370
William Demant Holding A/S (a)	181,400	14,848,018
TOTAL DENMARK		49,108,699
Finland - 5.8%
Amer Group PLC (A Shares)	651,600	16,306,949
Cargotec Corp. (B Shares) (d)	834,700	33,651,502
Huhtamaki Oyj	463,300	14,810,665
Kesko Oyj	216,900	8,862,277
Valmet Corp.	1,116,500	12,939,536
TOTAL FINLAND		86,570,929
France - 9.6%
bioMerieux SA	179,400	19,353,948
Bollore Group	3,422,200	19,558,036
Christian Dior SA	121,195	23,693,752
Havas SA	2,216,300	18,485,605
Ipsen SA	123,611	7,098,738
Publicis Groupe SA	230,946	19,369,572
Rexel SA	1,121,200	21,130,866
Wendel SA	115,200	14,149,227
TOTAL FRANCE		142,839,744
Germany - 9.1%
adidas AG	209,100	17,132,803
Bayer AG	212,600	30,600,073
Brenntag AG	262,700	15,762,177
CompuGroup Medical AG	259,600	7,420,353
Continental AG (d)	83,700	19,615,499
Deutsche Annington Immobilien SE	187,935	6,308,063
Fresenius SE & Co. KGaA	360,700	21,459,103
GEA Group AG	337,429	16,205,345
MLP AG	293,073	1,252,745
TOTAL GERMANY		135,756,161
Ireland - 3.6%
Actavis PLC (a)	56,700	16,038,162
DCC PLC (United Kingdom)	149,700	9,522,956
Greencore Group PLC	1,417,530	7,692,342

	Shares	Value
Ryanair Holdings PLC sponsored ADR	140,900	$ 9,137,365
United Drug PLC (United Kingdom)	1,403,641	11,415,820
TOTAL IRELAND		53,806,645
Isle of Man - 2.3%
Optimal Payments PLC (a)(d)	1,461,079	6,639,632
Optimal Payments PLC rights 5/1/15 (a)	2,417,131	5,131,525
Playtech Ltd.	1,818,445	22,844,727
TOTAL ISLE OF MAN		34,615,884
Italy - 1.1%
Amplifon SpA (d)	2,192,800	17,079,722
Netherlands - 2.8%
ING Groep NV (Certificaten Van Aandelen)	1,647,300	25,272,144
Reed Elsevier NV	667,835	16,106,459
TOTAL NETHERLANDS		41,378,603
Norway - 1.3%
TGS Nopec Geophysical Co. ASA (d)	733,800	18,674,481
Spain - 2.5%
Amadeus IT Holding SA Class A	459,100	20,926,676
Red Electrica Corporacion SA	190,500	15,987,684
TOTAL SPAIN		36,914,360
Sweden - 11.3%
Elekta AB (B Shares) (d)	1,323,302	12,382,433
Getinge AB (B Shares)	1,657,700	40,290,222
Hemfosa Fastigheter AB (a)	651,400	15,050,579
Indutrade AB	366,200	17,889,565
Kungsleden AB	1,982,200	14,428,201
Lundbergfoeretagen AB	77,592	3,644,437
Nordea Bank AB	1,122,000	14,255,178
SKF AB (B Shares)	700,900	17,119,512
Svenska Cellulosa AB (SCA) (B Shares)	817,900	20,688,757
Svenska Handelsbanken AB (A Shares)	269,100	12,421,378
TOTAL SWEDEN		168,170,262
Switzerland - 5.9%
Julius Baer Group Ltd.	336,720	17,624,181
Roche Holding AG (participation certificate)	190,507	54,514,545
Sonova Holding AG Class B	114,361	15,799,506
TOTAL SWITZERLAND		87,938,232
United Kingdom - 29.7%
Aberdeen Asset Management PLC	1,907,757	13,853,128
Babcock International Group PLC	1,574,100	24,281,953
British American Tobacco PLC (United Kingdom)	615,300	33,806,822
British Land Co. PLC	1,292,900	16,466,801
Bunzl PLC	565,823	15,909,400
Compass Group PLC	820,517	14,504,881
Dechra Pharmaceuticals PLC	515,500	8,054,448
Diageo PLC	899,297	24,966,622
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Diploma PLC	1,161,000	$ 14,240,999
Essentra PLC	1,005,300	14,757,117
HSBC Holdings PLC (United Kingdom)	3,159,900	31,565,837
ITV PLC	3,577,100	13,888,154
Land Securities Group PLC	896,690	17,159,539
Lloyds Banking Group PLC	22,551,600	26,707,371
London Stock Exchange Group PLC	405,300	15,776,472
Prudential PLC	996,204	24,803,034
Rolls-Royce Group PLC	1,416,301	22,579,958
Royal & Sun Alliance Insurance Group PLC	2,730,865	17,864,657
Schroders PLC	195,800	9,711,357
Shawbrook Group Ltd.	681,300	3,215,351
St. James's Place Capital PLC	567,800	7,745,195
Standard Chartered PLC (United Kingdom)	2,267,055	37,116,703
Unite Group PLC	1,662,487	15,209,556
William Hill PLC	3,089,800	17,071,526
TOTAL UNITED KINGDOM		441,256,881
TOTAL COMMON STOCKS (Cost $1,238,587,648)		1,406,848,127
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.4%
Volkswagen AG (d)	84,300	21,702,678
United Kingdom - 0.1%
Rolls-Royce Group PLC	199,698,441	306,537
Rolls-Royce Group PLC (C Shares) (a)	396,661,293	608,875
TOTAL UNITED KINGDOM		915,412
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,269,691)		22,618,090
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	45,567,985	$ 45,567,985
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	76,062,306	76,062,306
TOTAL MONEY MARKET FUNDS (Cost $121,630,291)		121,630,291
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,379,487,630)		1,551,096,508
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(62,987,534)
NET ASSETS - 100%		$ 1,488,108,974
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,862
Fidelity Securities Lending Cash Central Fund	600,858
Total	$ 629,720
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 197,877,878	$ -	$ 197,877,878	$ -
Consumer Staples	113,439,131	-	113,439,131	-
Energy	18,674,481	-	18,674,481	-
Financials	386,386,891	-	386,386,891	-
Health Care	312,696,182	16,038,162	296,658,020	-
Industrials	299,293,628	10,052,777	289,240,851	-
Information Technology	55,542,560	-	55,542,560	-
Materials	29,567,782	-	29,567,782	-
Utilities	15,987,684	-	15,987,684	-
Money Market Funds	121,630,291	121,630,291	-	-
Total Investments in Securities:	$ 1,551,096,508	$ 147,721,230	$ 1,403,375,278	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 587,594,694
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,592,721) - See accompanying schedule: Unaffiliated issuers (cost $1,257,857,339)	$ 1,429,466,217
Fidelity Central Funds (cost $121,630,291)	121,630,291
Total Investments (cost $1,379,487,630)		$ 1,551,096,508
Foreign currency held at value (cost $394,165)		394,165
Receivable for investments sold		2,475,394
Receivable for fund shares sold		4,760,218
Dividends receivable		6,858,885
Distributions receivable from Fidelity Central Funds		157,511
Prepaid expenses		1,161
Other receivables		519,363
Total assets		1,566,263,205

Liabilities
Payable for fund shares redeemed	807,696
Accrued management fee	914,954
Distribution and service plan fees payable	19,620
Other affiliated payables	284,360
Other payables and accrued expenses	65,295
Collateral on securities loaned, at value	76,062,306
Total liabilities		78,154,231

Net Assets		$ 1,488,108,974
Net Assets consist of:
Paid in capital		$ 1,571,152,621
Undistributed net investment income		9,787,372
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(264,509,644)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,678,625
Net Assets		$ 1,488,108,974

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,497,196 ÷ 758,340 shares)	$ 38.90

Maximum offering price per share (100/94.25 of $38.90)	$ 41.27
Class T: Net Asset Value and redemption price per share ($14,858,611 ÷ 382,717 shares)	$ 38.82

Maximum offering price per share (100/96.50 of $38.82)	$ 40.23
Class B: Net Asset Value and offering price per share ($882,387 ÷ 22,773 shares)A	$ 38.75

Class C: Net Asset Value and offering price per share ($9,262,262 ÷ 238,788 shares)A	$ 38.79

Europe: Net Asset Value, offering price and redemption price per share ($1,426,434,856 ÷ 36,603,656 shares)	$ 38.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,173,662 ÷ 184,028 shares)	$ 38.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 19,261,993
Interest		1,712
Income from Fidelity Central Funds		629,720
Income before foreign taxes withheld		19,893,425
Less foreign taxes withheld		(1,497,443)
Total income		18,395,982

Expenses
Management fee Basic fee	$ 4,576,037
Performance adjustment	487,670
Transfer agent fees	1,214,471
Distribution and service plan fees	104,073
Accounting and security lending fees	300,628
Custodian fees and expenses	61,054
Independent trustees' compensation	2,651
Registration fees	77,290
Audit	52,860
Legal	4,752
Miscellaneous	6,532
Total expenses before reductions	6,888,018
Expense reductions	(39,100)	6,848,918
Net investment income (loss)		11,547,064
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,633,125
Foreign currency transactions	220,726
Total net realized gain (loss)		26,853,851
Change in net unrealized appreciation (depreciation) on: Investment securities	88,188,939
Assets and liabilities in foreign currencies	182,808
Total change in net unrealized appreciation (depreciation)		88,371,747
Net gain (loss)		115,225,598
Net increase (decrease) in net assets resulting from operations		$ 126,772,662

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,547,064	$ 31,583,880
Net realized gain (loss)	26,853,851	61,093,776
Change in net unrealized appreciation (depreciation)	88,371,747	(149,418,761)
Net increase (decrease) in net assets resulting from operations	126,772,662	(56,741,105)
Distributions to shareholders from net investment income	(31,603,696)	(13,272,490)
Distributions to shareholders from net realized gain	-	(612,576)
Total distributions	(31,603,696)	(13,885,066)
Share transactions - net increase (decrease)	105,007,717	401,467,296
Redemption fees	23,989	18,788
Total increase (decrease) in net assets	200,200,672	330,859,913

Net Assets
Beginning of period	1,287,908,302	957,048,389
End of period (including undistributed net investment income of $9,787,372 and undistributed net investment income of $29,844,004, respectively)	$ 1,488,108,974	$ 1,287,908,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.24	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.27	.47
Net realized and unrealized gain (loss)	3.23	(3.68)
Total from investment operations	3.50	(3.21)
Distributions from net investment income	(.84)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 38.90	$ 36.24
Total ReturnB, C, D	9.83%	(8.14)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32%A	1.35%A
Expenses net of fee waivers, if any	1.32%A	1.35%A
Expenses net of all reductions	1.32%A	1.35%A
Net investment income (loss)	1.49%A	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,497	$ 23,633
Portfolio turnover rateG	89% A	80%A, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.18	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.22	.40
Net realized and unrealized gain (loss)	3.21	(3.67)
Total from investment operations	3.43	(3.27)
Distributions from net investment income	(.79)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 38.82	$ 36.18
Total ReturnB, C, D	9.64%	(8.29)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61%A	1.62%A
Expenses net of fee waivers, if any	1.61%A	1.61%A
Expenses net of all reductions	1.60%A	1.61%A
Net investment income (loss)	1.20%A	1.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,859	$ 13,679
Portfolio turnover rateG	89% A	80%A, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.07	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.12	.28
Net realized and unrealized gain (loss)	3.21	(3.66)
Total from investment operations	3.33	(3.38)
Distributions from net investment income	(.65)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 38.75	$ 36.07
Total ReturnB, C, D	9.37%	(8.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15%A	2.11%A
Expenses net of fee waivers, if any	2.15%A	2.11%A
Expenses net of all reductions	2.14%A	2.11%A
Net investment income (loss)	.66%A	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 882	$ 1,065
Portfolio turnover rateG	89% A	80%A, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.07	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.12	.29
Net realized and unrealized gain (loss)	3.22	(3.67)
Total from investment operations	3.34	(3.38)
Distributions from net investment income	(.62)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 38.79	$ 36.07
Total ReturnB, C, D	9.37%	(8.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13%A	2.10%A
Expenses net of fee waivers, if any	2.13%A	2.10%A
Expenses net of all reductions	2.13%A	2.10%A
Net investment income (loss)	.68%A	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,262	$ 6,818
Portfolio turnover rateG	89% A	80%A, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Europe

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.32	$ 37.92	$ 30.15	$ 27.67	$ 30.83	$ 28.52
Income from Investment Operations
Net investment income (loss) D	.33	.94K	.61	.64	.48	.33
Net realized and unrealized gain (loss)	3.23	(2.00)	7.87	2.45	(2.97)	2.50
Total from investment operations	3.56	(1.06)	8.48	3.09	(2.49)	2.83
Distributions from net investment income	(.91)	(.52)	(.70)	(.60)	(.67)	(.52)
Distributions from net realized gain	-	(.02)	(.01)	(.02)	-	-
Total distributions	(.91)	(.54)	(.71)	(.61)J	(.67)	(.52)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 38.97	$ 36.32	$ 37.92	$ 30.15	$ 27.67	$ 30.83
Total ReturnB, C	9.99%	(2.82)%	28.71%	11.53%	(8.32)%	10.01%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03%A	.97%	1.06%	.83%	1.10%	1.12%
Expenses net of fee waivers, if any	1.03%A	.97%	1.05%	.83%	1.10%	1.12%
Expenses net of all reductions	1.03%A	.96%	1.02%	.80%	1.06%	1.04%
Net investment income (loss)	1.78%A	2.43%K	1.82%	2.33%	1.56%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,426,435	$ 1,237,047	$ 957,048	$ 602,520	$ 621,778	$ 802,527
Portfolio turnover rateF	89% A	80%H	59%	127%	117%	136%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate does not include the assets acquired in the merger. IAmount represents less than $.01 per share. JTotal distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share. KInvestment income per share reflects a large, non-recurring dividend recorded on February 24, 2014 which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.92%.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 36.32	$ 39.45
Income from Investment Operations
Net investment income (loss) D	.33	.56
Net realized and unrealized gain (loss)	3.24	(3.69)
Total from investment operations	3.57	(3.13)
Distributions from net investment income	(.91)	-
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 38.98	$ 36.32
Total ReturnB, C	10.01%	(7.93)%
Ratios to Average Net Assets E, H
Expenses before reductions	.99%A	.97%A
Expenses net of fee waivers, if any	.99%A	.97%A
Expenses net of all reductions	.98%A	.96%A
Net investment income (loss)	1.82%A	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,174	$ 5,666
Portfolio turnover rateF	89% A	80%A, I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund launched Class A, Class T, Class B, Class C and Institutional Class shares and the existing class will be designated Europe on March 18, 2014. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 196,262,442
Gross unrealized depreciation	(27,661,298)
Net unrealized appreciation (depreciation) on securities and other investments	$ 168,601,144

Tax cost	$ 1,382,495,364

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (87,605,890)
2017	(201,098,352)
Total capital loss carryforward	$ (288,704,242)

The Fund acquired $91,696,156 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $14,730,641 per year.

In addition, due to large redemptions in a prior period, $201,098,352 of capital losses that existed in the Fund prior to the mergers will be limited to proximately $32,029,274 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $610,207,625 and $570,957,542, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 30,202	$ 1,272
Class T	.25%	.25%	34,240	443

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class B	.75%	.25%	$ 4,699	$ 3,661
Class C	.75%	.25%	34,932	11,440
			$ 104,073	$ 16,816

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,638
Class T	2,512
Class B*	150
Class C*	1,993
$ 16,293

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 26,832.22
Class T	17,765.26
Class B	1,394.30
Class C	10,061.29
Europe	1,154,336.18
Institutional Class	4,083.14
	$ 1,214,471

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,009 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $600,858. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36,893 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Europe expenses during the period in the amount of $2,207.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 549,660	$ -
Class T	299,142	-
Class B	18,443	-
Class C	108,670	-
Europe	30,497,764	13,272,490
Institutional Class	130,017	-
Total	$ 31,603,696	$ 13,272,490
From net realized gain
Europe	$ -	$ 612,576

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014 A	Six months ended April 30, 2015	Year ended October 31, 2014 A
Class A
Shares sold	210,777	302,227	$ 7,881,536	$ 12,108,972
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	483,084	-	18,719,498
Reinvestment of distributions	14,493	-	527,143	-
Shares redeemed	(119,090)	(133,151)	(4,286,483)	(5,066,903)
Net increase (decrease)	106,180	652,160	$ 4,122,196	$ 25,761,567

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	49,791	196,712	$ 1,865,474	$ 7,929,579
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	218,383	-	8,462,341
Reinvestment of distributions	8,153	-	296,280	-
Shares redeemed	(53,338)	(36,984)	(1,951,793)	(1,400,101)
Net increase (decrease)	4,606	378,111	$ 209,961	$ 14,991,819
Class B
Shares sold	2,642	16,454	$ 99,598	$ 662,209
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	19,997	-	774,699
Reinvestment of distributions	481	-	17,468	-
Shares redeemed	(9,888)	(6,913)	(358,929)	(266,573)
Net increase (decrease)	(6,765)	29,538	$ (241,863)	$ 1,170,335
Class C
Shares sold	94,993	43,185	$ 3,546,577	$ 1,703,471
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	183,082	-	7,092,587
Reinvestment of distributions	2,632	-	95,708	-
Shares redeemed	(47,868)	(37,236)	(1,747,249)	(1,401,102)
Net increase (decrease)	49,757	189,031	$ 1,895,036	$ 7,394,956
Europe
Shares sold	5,327,243	8,548,440	$ 199,058,087	$ 332,957,735
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	9,559,313	-	370,423,391
Reinvestment of distributions	803,462	358,728	29,241,922	13,351,865
Shares redeemed	(3,582,740)	(9,647,960)	(130,327,589)	(370,706,278)
Net increase (decrease)	2,547,965	8,818,521	$ 97,972,420	$ 346,026,713
Institutional Class
Shares sold	72,224	33,328	$ 2,665,326	$ 1,310,054
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	214,439	-	8,309,529
Reinvestment of distributions	2,526	-	91,940	-
Shares redeemed	(46,717)	(91,772)	(1,707,299)	(3,497,677)
Net increase (decrease)	28,033	155,995	$ 1,049,967	$ 6,121,906

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

11. Prior Fiscal Year Merger Information.

On March 21, 2014, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Europe Capital Appreciation Fund and Fidelity Advisor Europe Capital Appreciation Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on September 18, 2013. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on March 18, 2014. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $370,423,391, including securities of $369,430,411 and unrealized appreciation of $56,486,181 for Fidelity Europe Capital Appreciation Fund; and net assets of $43,358,654, including securities of $43,267,919 and unrealized appreciation of $4,301,890 for Fidelity Advisor Europe Capital Appreciation Fund; were combined with the Fund's net assets of $1,103,858,646 for total net assets after the acquisition of $1,517,640,691.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.11%
Actual		$ 1,000.00	$ 1,062.80	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Class T	1.44%
Actual		$ 1,000.00	$ 1,061.10	$ 7.36
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.92%
Actual		$ 1,000.00	$ 1,058.40	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 9.59
Class C	1.82%
Actual		$ 1,000.00	$ 1,059.60	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Japan	.81%
Actual		$ 1,000.00	$ 1,064.60	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,064.40	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan	90.3%
United States of America*	7.5%
Korea (South)	1.8%
Singapore	0.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan	96.0%
United States of America*	2.4%
Korea (South)	1.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	92.5	97.6
Short-Term Investments and Net Other Assets (Liabilities)	7.5	2.4
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Astellas Pharma, Inc. (Pharmaceuticals)	4.7	5.5
Mitsubishi UFJ Financial Group, Inc. (Banks)	4.1	3.8
East Japan Railway Co. (Road & Rail)	4.1	4.3
KDDI Corp. (Wireless Telecommunication Services)	3.4	3.5
Honda Motor Co. Ltd. (Automobiles)	3.2	3.8
Hoya Corp. (Electronic Equipment & Components)	3.2	4.5
Hitachi Ltd. (Electronic Equipment & Components)	3.2	2.7
SoftBank Corp. (Wireless Telecommunication Services)	3.1	3.3
ORIX Corp. (Diversified Financial Services)	3.1	3.1
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	2.9	3.4
	35.0
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.0	21.2
Financials	19.2	18.0
Information Technology	16.8	15.1
Industrials	12.1	13.5
Health Care	10.0	8.0
Telecommunication Services	7.5	8.8
Consumer Staples	3.8	7.7
Materials	3.1	2.9
Utilities	0.0	1.8
Energy	0.0	0.6

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 3.6%
Bridgestone Corp.	236,400	$ 9,901,304
NGK Spark Plug Co. Ltd.	128,300	3,592,829
Sumitomo Electric Industries Ltd.	351,900	4,971,700
		18,465,833
Automobiles - 10.0%
Honda Motor Co. Ltd.	495,700	16,618,531
Isuzu Motors Ltd.	258,800	3,430,087
Mazda Motor Corp.	276,900	5,427,793
Suzuki Motor Corp.	376,800	12,178,980
Toyota Motor Corp.	190,800	13,281,423
		50,936,814
Household Durables - 3.5%
Casio Computer Co. Ltd. (d)	144,300	2,917,507
Iida Group Holdings Co. Ltd.	339,400	4,555,324
Nihon House Holdings Co. Ltd. (d)	336,600	1,570,160
Rinnai Corp.	25,800	1,957,525
Sony Corp.	232,400	7,025,857
		18,026,373
Internet & Catalog Retail - 0.4%
Rakuten, Inc.	121,900	2,129,648
Leisure Products - 0.2%
Sega Sammy Holdings, Inc.	83,300	1,162,900
Multiline Retail - 0.4%
Don Quijote Holdings Co. Ltd.	27,500	2,098,096
Textiles, Apparel & Luxury Goods - 1.9%
Japan Tobacco, Inc.	276,100	9,641,650
TOTAL CONSUMER DISCRETIONARY		102,461,314
CONSUMER STAPLES - 3.8%
Beverages - 1.0%
Asahi Group Holdings	156,000	5,016,498
Food & Staples Retailing - 2.8%
Seven & i Holdings Co. Ltd.	158,200	6,800,123
Sundrug Co. Ltd.	56,600	2,840,338
Tsuruha Holdings, Inc.	24,800	1,798,713
Welcia Holdings Co. Ltd. (d)	72,700	3,178,975
		14,618,149
TOTAL CONSUMER STAPLES		19,634,647
FINANCIALS - 19.2%
Banks - 5.9%
Mitsubishi UFJ Financial Group, Inc.	2,986,700	21,218,562
Sumitomo Mitsui Financial Group, Inc.	205,000	8,951,243
		30,169,805
Capital Markets - 0.6%
Monex Group, Inc.	1,190,400	3,235,402

	Shares	Value
Consumer Finance - 1.6%
ACOM Co. Ltd. (a)(d)	2,413,300	$ 8,012,998
Diversified Financial Services - 4.3%
Japan Exchange Group, Inc.	218,100	6,301,382
ORIX Corp.	1,021,800	15,713,650
		22,015,032
Insurance - 2.2%
Tokio Marine Holdings, Inc.	275,100	11,214,647
Real Estate Investment Trusts - 0.7%
Parkway Life (REIT)	1,109,000	2,053,393
Sekisui House (REIT), Inc. (a)	1,502	1,781,689
		3,835,082
Real Estate Management & Development - 3.9%
AEON MALL Co. Ltd.	282,700	5,273,463
Mitsui Fudosan Co. Ltd.	494,000	14,644,286
		19,917,749
TOTAL FINANCIALS		98,400,715
HEALTH CARE - 10.0%
Health Care Equipment & Supplies - 1.4%
Olympus Corp. (a)	195,700	7,047,157
Health Care Providers & Services - 3.9%
Message Co. Ltd. (d)	243,700	7,555,237
Miraca Holdings, Inc.	104,100	5,237,214
Ship Healthcare Holdings, Inc.	295,700	7,226,958
		20,019,409
Pharmaceuticals - 4.7%
Astellas Pharma, Inc.	1,528,500	23,799,814
TOTAL HEALTH CARE		50,866,380
INDUSTRIALS - 12.1%
Building Products - 0.5%
LIXIL Group Corp.	134,600	2,805,540
Construction & Engineering - 0.7%
Toshiba Plant Systems & Services Corp.	246,000	3,420,368
Electrical Equipment - 3.1%
Mitsubishi Electric Corp.	641,000	8,371,274
Nidec Corp. (d)	99,000	7,405,676
		15,776,950
Industrial Conglomerates - 1.1%
Toshiba Corp.	1,445,000	5,789,479
Machinery - 1.6%
Komatsu Ltd.	113,100	2,275,473
Makita Corp.	117,000	5,838,800
		8,114,273
Professional Services - 0.3%
Funai Soken Holdings, Inc.	145,800	1,471,785
Road & Rail - 4.1%
East Japan Railway Co.	234,900	20,762,118
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
Misumi Group, Inc.	96,100	$ 3,606,453
TOTAL INDUSTRIALS		61,746,966
INFORMATION TECHNOLOGY - 16.8%
Electronic Equipment & Components - 10.4%
Azbil Corp.	207,200	5,458,080
Hitachi Ltd.	2,358,000	16,088,406
Hoya Corp.	430,200	16,580,294
OMRON Corp.	66,500	3,053,551
Shimadzu Corp.	792,000	9,263,887
TDK Corp.	34,900	2,513,926
		52,958,144
Internet Software & Services - 3.4%
DeNA Co. Ltd. (d)	168,500	3,365,961
Kakaku.com, Inc. (d)	617,000	9,568,417
NAVER Corp.	7,649	4,615,917
		17,550,295
Semiconductors & Semiconductor Equipment - 1.4%
Sanken Electric Co. Ltd.	626,000	4,787,139
Sumco Corp.	150,200	2,266,246
		7,053,385
Technology Hardware, Storage & Peripherals - 1.6%
NEC Corp.	1,043,000	3,470,073
Samsung Electronics Co. Ltd.	3,718	4,867,080
		8,337,153
TOTAL INFORMATION TECHNOLOGY		85,898,977
MATERIALS - 3.1%
Chemicals - 2.5%
JSR Corp.	289,800	4,943,245
Shin-Etsu Chemical Co. Ltd.	132,600	8,105,685
		13,048,930
Metals & Mining - 0.6%
Kobe Steel Ltd.	806,000	1,464,977
Yamato Kogyo Co. Ltd.	58,400	1,374,030
		2,839,007
TOTAL MATERIALS		15,887,937

	Shares	Value
TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 1.0%
Nippon Telegraph & Telephone Corp.	72,400	$ 4,888,810
Wireless Telecommunication Services - 6.5%
KDDI Corp.	738,000	17,462,809
SoftBank Corp.	252,100	15,758,860
		33,221,669
TOTAL TELECOMMUNICATION SERVICES		38,110,479
TOTAL COMMON STOCKS (Cost $440,729,278)		473,007,415
Money Market Funds - 11.6%

Fidelity Cash Central Fund, 0.15% (b)	35,525,225	35,525,225
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	24,006,616	24,006,616
TOTAL MONEY MARKET FUNDS (Cost $59,531,841)		59,531,841
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $500,261,119)		532,539,256
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(21,046,122)
NET ASSETS - 100%		$ 511,493,134
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,310
Fidelity Securities Lending Cash Central Fund	29,222
Total	$ 33,532
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 102,461,314	$ -	$ 102,461,314	$ -
Consumer Staples	19,634,647	-	19,634,647	-
Financials	98,400,715	2,053,393	96,347,322	-
Health Care	50,866,380	-	50,866,380	-
Industrials	61,746,966	-	61,746,966	-
Information Technology	85,898,977	9,482,997	76,415,980	-
Materials	15,887,937	-	15,887,937	-
Telecommunication Services	38,110,479	-	38,110,479	-
Money Market Funds	59,531,841	59,531,841	-	-
Total Investments in Securities:	$ 532,539,256	$ 71,068,231	$ 461,471,025	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,811,689) - See accompanying schedule: Unaffiliated issuers (cost $440,729,278)	$ 473,007,415
Fidelity Central Funds (cost $59,531,841)	59,531,841
Total Investments (cost $500,261,119)		$ 532,539,256
Cash		10,121
Receivable for investments sold		1,594,762
Receivable for fund shares sold		3,012,724
Dividends receivable		3,061,863
Distributions receivable from Fidelity Central Funds		9,390
Prepaid expenses		348
Other receivables		622
Total assets		540,229,086

Liabilities
Payable for investments purchased	$ 3,966,053
Payable for fund shares redeemed	399,433
Accrued management fee	204,213
Distribution and service plan fees payable	17,606
Other affiliated payables	95,341
Other payables and accrued expenses	46,690
Collateral on securities loaned, at value	24,006,616
Total liabilities		28,735,952

Net Assets		$ 511,493,134
Net Assets consist of:
Paid in capital		$ 659,867,879
Undistributed net investment income		1,622,768
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(182,270,942)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,273,429
Net Assets		$ 511,493,134

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,442,290 ÷ 1,576,664 shares)	$ 12.33

Maximum offering price per share (100/94.25 of $12.33)	$ 13.08
Class T: Net Asset Value and redemption price per share ($4,449,114 ÷ 360,954 shares)	$ 12.33

Maximum offering price per share (100/96.50 of $12.33)	$ 12.78
Class B: Net Asset Value and offering price per share ($428,034 ÷ 34,720 shares)A	$ 12.33

Class C: Net Asset Value and offering price per share ($14,178,578 ÷ 1,155,907 shares)A	$ 12.27

Japan: Net Asset Value, offering price and redemption price per share ($457,130,101 ÷ 37,013,957 shares)	$ 12.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,865,017 ÷ 1,287,252 shares)	$ 12.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 4,021,326
Income from Fidelity Central Funds		33,532
Income before foreign taxes withheld		4,054,858
Less foreign taxes withheld		(406,804)
Total income		3,648,054

Expenses
Management fee Basic fee	$ 1,592,218
Performance adjustment	(423,430)
Transfer agent fees	436,644
Distribution and service plan fees	97,472
Accounting and security lending fees	119,428
Custodian fees and expenses	24,178
Independent trustees' compensation	921
Registration fees	67,071
Audit	39,800
Legal	698
Miscellaneous	1,764
Total expenses before reductions	1,956,764
Expense reductions	(1,452)	1,955,312
Net investment income (loss)		1,692,742
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(187,265)
Foreign currency transactions	(232,846)
Total net realized gain (loss)		(420,111)
Change in net unrealized appreciation (depreciation) on: Investment securities	24,902,961
Assets and liabilities in foreign currencies	37,979
Total change in net unrealized appreciation (depreciation)		24,940,940
Net gain (loss)		24,520,829
Net increase (decrease) in net assets resulting from operations		$ 26,213,571

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,692,742	$ 3,447,815
Net realized gain (loss)	(420,111)	(3,239,373)
Change in net unrealized appreciation (depreciation)	24,940,940	(11,748,802)
Net increase (decrease) in net assets resulting from operations	26,213,571	(11,540,360)
Distributions to shareholders from net investment income	(3,310,432)	(4,561,447)
Distributions to shareholders from net realized gain	-	(402,380)
Total distributions	(3,310,432)	(4,963,827)
Share transactions - net increase (decrease)	13,605,778	(48,052,746)
Redemption fees	49,730	110,748
Total increase (decrease) in net assets	36,558,647	(64,446,185)

Net Assets
Beginning of period	474,934,487	539,380,672
End of period (including undistributed net investment income of $1,622,768 and undistributed net investment income of $3,240,458, respectively)	$ 511,493,134	$ 474,934,487

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 12.00	$ 9.30	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.03	.05	.08	.09	.09
Net realized and unrealized gain (loss)	.70	(.31)	2.80	(.15)	(1.39)
Total from investment operations	.73	(.26)	2.88	(.06)	(1.30)
Distributions from net investment income	(.05)	(.08)	(.11)	(.13)	-
Distributions from net realized gain	-	(.01)	(.08)	(.05)	-
Total distributions	(.05)	(.09)	(.19)	(.18)	-
Redemption fees added to paid in capital E	- K	- K	.01	- K	.01
Net asset value, end of period	$ 12.33	$ 11.65	$ 12.00	$ 9.30	$ 9.54
Total ReturnB, C, D	6.28%	(2.18)%	31.58%	(.64)%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11%A	1.23%	1.26%	1.42%	1.20%A
Expenses net of fee waivers, if any	1.11%A	1.23%	1.26%	1.38%	1.20%A
Expenses net of all reductions	1.11%A	1.23%	1.25%	1.36%	1.16%A
Net investment income (loss)	.49% A	.41%	.75%	.94%	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,442	$ 21,352	$ 20,520	$ 9,495	$ 13,208
Portfolio turnover rate G	47% A	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.96	$ 9.28	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.01	.01	.05	.06	.07
Net realized and unrealized gain (loss)	.70	(.30)	2.78	(.13)	(1.40)
Total from investment operations	.71	(.29)	2.83	(.07)	(1.33)
Distributions from net investment income	-	(.04)	(.08)	(.11)	-
Distributions from net realized gain	-	(.01)	(.08)	(.05)	-
Total distributions	-	(.05)	(.16)	(.16)	-
Redemption fees added to paid in capital E	- K	- K	.01	- K	.01
Net asset value, end of period	$ 12.33	$ 11.62	$ 11.96	$ 9.28	$ 9.51
Total ReturnB, C, D	6.11%	(2.42)%	31.04%	(.75)%	(12.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44%A	1.54%	1.55%	1.70%	1.48%A
Expenses net of fee waivers, if any	1.44%A	1.54%	1.55%	1.66%	1.48%A
Expenses net of all reductions	1.44%A	1.54%	1.53%	1.64%	1.44%A
Net investment income (loss)	.16% A	.10%	.46%	.66%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,449	$ 4,104	$ 5,357	$ 3,934	$ 4,643
Portfolio turnover rate G	47% A	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 12.00	$ 9.26	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	- K	.02	.02
Net realized and unrealized gain (loss)	.70	(.31)	2.80	(.14)	(1.39)
Total from investment operations	.68	(.35)	2.80	(.12)	(1.37)
Distributions from net investment income	-	-	-	(.04)	-
Distributions from net realized gain	-	-	(.07)	(.05)	-
Total distributions	-	-	(.07)	(.09)	-
Redemption fees added to paid in capital E	- K	- K	.01	- K	.01
Net asset value, end of period	$ 12.33	$ 11.65	$ 12.00	$ 9.26	$ 9.47
Total ReturnB, C, D	5.84%	(2.92)%	30.52%	(1.24)%	(12.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92%A	2.02%	2.02%	2.17%	1.95%A
Expenses net of fee waivers, if any	1.92%A	2.02%	2.02%	2.13%	1.95%A
Expenses net of all reductions	1.92%A	2.02%	2.01%	2.11%	1.91%A
Net investment income (loss)	(.32)% A	(.37)%	(.02)%	.19%	.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 428	$ 452	$ 874	$ 1,012	$ 1,458
Portfolio turnover rate G	47% A	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 11.96	$ 9.25	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	- K	.02	.03
Net realized and unrealized gain (loss)	.70	(.32)	2.79	(.14)	(1.39)
Total from investment operations	.69	(.35)	2.79	(.12)	(1.36)
Distributions from net investment income	-	(.03)	(.01)	(.06)	-
Distributions from net realized gain	-	(.01)	(.08)	(.05)	-
Total distributions	-	(.03) L	(.09)	(.11)	-
Redemption fees added to paid in capital E	- K	- K	.01	- K	.01
Net asset value, end of period	$ 12.27	$ 11.58	$ 11.96	$ 9.25	$ 9.48
Total ReturnB, C, D	5.96%	(2.90)%	30.55%	(1.27)%	(12.47)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82%A	1.93%	1.97%	2.15%	1.92%A
Expenses net of fee waivers, if any	1.82%A	1.93%	1.97%	2.11%	1.92%A
Expenses net of all reductions	1.82%A	1.93%	1.95%	2.09%	1.88%A
Net investment income (loss)	(.22)% A	(.29)%	.04%	.21%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,179	$ 13,162	$ 11,824	$ 7,015	$ 8,750
Portfolio turnover rateG	47% A	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share. LTotal distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 12.03	$ 9.34	$ 9.57	$ 10.57	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.05	.09	.12	.12	.15	.10
Net realized and unrealized gain (loss)	.70	(.32)	2.79	(.14)	(.75)	.61
Total from investment operations	.75	(.23)	2.91	(.02)	(.60)	.71
Distributions from net investment income	(.09)	(.11)	(.15)	(.16)	(.20)	(.07)
Distributions from net realized gain	-	(.01)	(.08)	(.05)	(.21)	(.10)
Total distributions	(.09)	(.11) J	(.23)	(.21)	(.41)	(.17)
Redemption fees added to paid in capital D	- I	- I	.01	- I	.01	- I
Net asset value, end of period	$ 12.35	$ 11.69	$ 12.03	$ 9.34	$ 9.57	$ 10.57
Total ReturnB, C	6.46%	(1.90)%	31.92%	(.19)%	(6.00)%	7.12%
Ratios to Average Net Assets E, G
Expenses before reductions	.81%A	.90%	.93%	1.09%	.86%	.93%
Expenses net of fee waivers, if any	.81%A	.90%	.93%	1.06%	.84%	.93%
Expenses net of all reductions	.81%A	.90%	.91%	1.04%	.80%	.93%
Net investment income (loss)	.79% A	.74%	1.08%	1.26%	1.38%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 457,130	$ 415,612	$ 480,773	$ 353,550	$ 450,417	$ 649,316
Portfolio turnover rateF	47% A	112%	68%	52%	134% H	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate does not include the assets acquired in the merger. IAmount represents less than $.01 per share. JTotal distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 12.02	$ 9.33	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.05	.09	.13	.12	.13
Net realized and unrealized gain (loss)	.69	(.32)	2.78	(.14)	(1.40)
Total from investment operations	.74	(.23)	2.91	(.02)	(1.27)
Distributions from net investment income	(.09)	(.12)	(.15)	(.17)	-
Distributions from net realized gain	-	(.01)	(.08)	(.05)	-
Total distributions	(.09)	(.12) K	(.23)	(.22)	-
Redemption fees added to paid in capital D	- J	- J	.01	- J	.01
Net asset value, end of period	$ 12.32	$ 11.67	$ 12.02	$ 9.33	$ 9.57
Total ReturnB, C	6.44%	(1.90)%	32.04%	(.18)%	(11.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80%A	.89%	.90%	1.03%	.79%A
Expenses net of fee waivers, if any	.80%A	.89%	.90%	1.01%	.79%A
Expenses net of all reductions	.80%A	.89%	.88%	.99%	.75%A
Net investment income (loss)	.80% A	.76%	1.11%	1.31%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,865	$ 20,253	$ 20,033	$ 1,488	$ 2,715
Portfolio turnover rateF	47% A	112%	68%	52%	134% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), expiring capital loss carryforwards, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 50,344,709
Gross unrealized depreciation	(21,838,082)
Net unrealized appreciation (depreciation) on securities and other investments	$ 28,506,627

Tax cost	$ 504,032,629

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (3,870,588)
2017	(41,604,070)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	(171,168,558)
No expiration
Short-term	(3,919,546)
Long-term	(2,173,158)
Total no expiration	(6,092,704)
Total capital loss carryforward	$ (177,261,262)

Due to large redemptions in a prior period, $141,955,883 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $5,487,891 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,371,973 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $105,071,328 and $120,043,843, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 21,821	$ 654
Class T	.25%	.25%	9,930	148
Class B	.75%	.25%	2,129	1,602
Class C	.75%	.25%	63,592	18,452
			$ 97,472	$ 20,856

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,671
Class T	1,454
Class B*	7
Class C*	2,776
$ 27,908

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 20,710.24
Class T	6,248.31
Class B	627.29
Class C	12,665.20
Japan	384,076.19
Institutional Class	12,318.17
	$ 436,644

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $355 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $29,222. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $352 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Japan expenses during the period in the amount of $1,100.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 79,823	$ 141,802
Class T	-	19,055
Class C	-	25,435
Japan	3,066,127	4,169,355
Institutional Class	164,482	205,800
Total	$ 3,310,432	$ 4,561,447
From net realized gain
Class A	$ -	$ 15,756
Class T	-	3,988
Class C	-	9,157
Japan	-	357,373
Institutional Class	-	16,106
Total	$ -	$ 402,380

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	409,457	952,008	$ 4,956,746	$ 11,244,440
Reinvestment of distributions	6,565	11,439	74,452	136,237
Shares redeemed	(672,047)	(840,548)	(7,649,077)	(9,766,930)
Net increase (decrease)	(256,025)	122,899	$ (2,617,879)	$ 1,613,747

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	70,805	64,476	$ 843,542	$ 752,702
Reinvestment of distributions	-	1,875	-	22,328
Shares redeemed	(63,130)	(160,810)	(723,971)	(1,872,832)
Net increase (decrease)	7,675	(94,459)	$ 119,571	$ (1,097,802)
Class B
Shares sold	664	818	$ 8,249	$ 10,000
Shares redeemed	(4,750)	(34,849)	(55,599)	(406,096)
Net increase (decrease)	(4,086)	(34,031)	$ (47,350)	$ (396,096)
Class C
Shares sold	220,605	496,705	$ 2,604,188	$ 5,806,151
Reinvestment of distributions	-	2,168	-	25,821
Shares redeemed	(201,087)	(351,222)	(2,274,742)	(4,038,883)
Net increase (decrease)	19,518	147,651	$ 329,446	$ 1,793,089
Japan
Shares sold	7,402,038	4,922,211	$ 90,325,394	$ 57,652,164
Reinvestment of distributions	262,630	370,099	2,980,854	4,407,882
Shares redeemed	(6,197,999)	(9,716,469)	(73,161,057)	(112,632,153)
Net increase (decrease)	1,466,669	(4,424,159)	$ 20,145,191	$ (50,572,107)
Institutional Class
Shares sold	1,018,989	916,937	$ 12,375,685	$ 10,668,831
Reinvestment of distributions	14,222	13,570	161,134	161,488
Shares redeemed	(1,480,839)	(862,451)	(16,860,020)	(10,223,896)
Net increase (decrease)	(447,628)	68,056	$ (4,323,201)	$ 606,423

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 36% of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 47% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Japan Smaller Companies Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Actual	.98%	$ 1,000.00	$ 1,067.00	$ 5.02
Hypothetical A		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Smaller Companies Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan	91.1%
United States of America*	8.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan	98.7%
United States of America*	1.3%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	91.1	98.7
Investment Companies	3.9	0.0
Short-Term Investments and Net Other Assets (Liabilities)	5.0	1.3
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
iShares MSCI Japan ETF (Investment Companies)	3.9	0.0
Daiichikosho Co. Ltd. (Media)	1.6	1.4
Lintec Corp. (Chemicals)	1.6	1.5
Kuraray Co. Ltd. (Chemicals)	1.5	1.5
Tokyo Gas Co. Ltd. (Gas Utilities)	1.5	1.5
Shinsei Bank Ltd. (Banks)	1.5	0.0
Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	1.5	1.7
JSR Corp. (Chemicals)	1.5	1.8
Amano Corp. (Electronic Equipment & Components)	1.5	1.3
Miraca Holdings, Inc. (Health Care Providers & Services)	1.4	1.3
	17.5
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	22.7	22.2
Consumer Discretionary	20.2	21.4
Information Technology	11.1	15.0
Financials	10.6	10.3
Materials	8.3	9.5
Consumer Staples	6.7	8.4
Health Care	5.5	6.1
Utilities	3.6	3.5
Energy	1.7	1.8
Telecommunications	0.7	0.5

Semiannual Report

Fidelity Japan Smaller Companies Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.1%
	Shares	Value
CONSUMER DISCRETIONARY - 20.2%
Auto Components - 2.3%
Bridgestone Corp.	93,600	$ 3,920,313
Kinugawa Rubber Industrial Co. Ltd.	1,177,000	5,412,596
		9,332,909
Automobiles - 1.2%
Daihatsu Motor Co. Ltd.	354,300	5,132,188
Distributors - 1.8%
Central Automotive Products Ltd.	533,000	3,736,392
Chori Co. Ltd.	237,500	3,762,761
		7,499,153
Diversified Consumer Services - 1.2%
Asante, Inc.	418,000	4,947,103
Hotels, Restaurants & Leisure - 2.3%
Koshidaka Holdings Co. Ltd.	280,600	5,808,496
St. Marc Holdings Co. Ltd.	116,200	3,908,397
		9,716,893
Household Durables - 1.9%
Hoosiers Holdings Co. Ltd.	513,500	2,471,684
Nihon House Holdings Co. Ltd.	1,159,600	5,409,261
		7,880,945
Leisure Products - 0.7%
KAWAI Musical Instruments Manufacturing Co. Ltd.	135,800	2,894,340
Media - 2.3%
Daiichikosho Co. Ltd.	210,700	6,795,442
Proto Corp.	198,400	2,893,556
		9,688,998
Specialty Retail - 5.3%
Arc Land Sakamoto Co. Ltd.	161,500	3,895,536
Asahi Co. Ltd. (d)	465,400	4,111,003
Fuji Corp.	224,200	3,577,168
Nitori Holdings Co. Ltd.	69,900	5,375,944
VT Holdings Co. Ltd.	986,700	4,950,864
		21,910,515
Textiles, Apparel & Luxury Goods - 1.2%
Hagihara Industries, Inc.	130,000	2,217,143
Japan Tobacco, Inc.	83,100	2,901,924
		5,119,067
TOTAL CONSUMER DISCRETIONARY		84,122,111
CONSUMER STAPLES - 6.7%
Food & Staples Retailing - 3.8%
Kato Sangyo	191,800	4,059,702
Mitsubishi Shokuhin Co. Ltd.	152,700	3,226,131
San-A Co. Ltd.	120,600	5,043,113
Sogo Medical Co. Ltd.	132,800	3,633,247
		15,962,193

	Shares	Value
Food Products - 2.9%
Kotobuki Spirits Co. Ltd.	202,500	$ 4,286,602
Rokko Butter Co. Ltd.	229,100	2,425,735
S Foods, Inc.	130,000	2,316,181
Toyo Suisan Kaisha Ltd.	81,900	2,865,706
		11,894,224
TOTAL CONSUMER STAPLES		27,856,417
ENERGY - 1.7%
Energy Equipment & Services - 0.9%
Shinko Plantech Co. Ltd.	497,100	3,761,409
Oil, Gas & Consumable Fuels - 0.8%
San-Ai Oil Co. Ltd.	532,000	3,533,570
TOTAL ENERGY		7,294,979
FINANCIALS - 10.6%
Banks - 3.7%
Fukuoka Financial Group, Inc.	899,000	5,164,978
Shinsei Bank Ltd.	2,992,000	6,122,568
Sumitomo Mitsui Financial Group, Inc.	94,600	4,130,671
		15,418,217
Consumer Finance - 1.0%
ACOM Co. Ltd. (a)	1,209,700	4,016,626
Diversified Financial Services - 1.9%
Fuyo General Lease Co. Ltd.	122,100	4,994,421
ORIX Corp.	207,000	3,183,329
		8,177,750
Insurance - 1.4%
Tokio Marine Holdings, Inc.	141,100	5,752,042
Real Estate Management & Development - 2.6%
Daito Trust Construction Co. Ltd.	52,300	6,090,367
Leopalace21 Corp. (a)	798,100	4,603,009
		10,693,376
TOTAL FINANCIALS		44,058,011
HEALTH CARE - 5.5%
Health Care Equipment & Supplies - 2.3%
Fukuda Denshi Co. Ltd.	73,600	4,214,292
Medikit Co. Ltd.	111,000	3,460,100
Paramount Bed Holdings Co. Ltd.	74,600	2,021,301
		9,695,693
Health Care Providers & Services - 2.4%
A/S One Corp.	128,000	4,109,447
Miraca Holdings, Inc.	118,100	5,941,546
		10,050,993
Pharmaceuticals - 0.8%
Astellas Pharma, Inc.	210,700	3,280,746
TOTAL HEALTH CARE		23,027,432
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 22.7%
Building Products - 3.0%
Bunka Shutter Co. Ltd.	469,000	$ 4,260,487
Sekisui Jushi Corp.	341,000	4,533,039
Sinko Industries Ltd.	362,200	3,730,998
		12,524,524
Commercial Services & Supplies - 1.8%
Aeon Delight Co. Ltd.	176,500	4,674,166
Asia Securities Printing Co. Ltd.	435,400	2,889,520
		7,563,686
Construction & Engineering - 2.8%
Hokuriku Electrical Construction Co. Ltd.	537,000	3,812,823
Nippon Koei Co. Ltd.	882,000	3,707,944
Toshiba Plant Systems & Services Corp.	300,700	4,180,913
		11,701,680
Electrical Equipment - 1.0%
Aichi Electric Co. Ltd.	503,000	1,863,496
Denyo Co. Ltd.	152,100	2,298,692
		4,162,188
Machinery - 4.6%
Daiwa Industries Ltd.	409,000	2,810,395
Hitachi Zosen Fukui Corp.	155,900	1,850,572
Kato Works Co. Ltd.	355,000	2,273,777
Komatsu Ltd.	250,400	5,037,830
Oiles Corp.	272,780	5,198,907
Sakai Heavy Industries Ltd.	833,000	2,022,714
		19,194,195
Professional Services - 3.6%
Eri Holdings Co. Ltd. (e)	452,300	3,942,583
Meitec Corp.	71,900	2,315,391
Weathernews, Inc.	156,600	4,601,373
Yamada Consulting Group Co. Ltd.	141,000	4,206,467
		15,065,814
Trading Companies & Distributors - 4.8%
Daiichi Jitsugyo Co. Ltd.	518,000	2,731,455
JK Holdings Co. Ltd.	425,400	2,124,837
Maruka Machinery Co. Ltd.	149,000	2,573,694
Mitani Shoji Co. Ltd.	240,000	5,174,321
Yamazen Co. Ltd.	555,400	4,941,095
Yuasa Trading Co. Ltd.	110,000	2,422,519
		19,967,921
Transportation Infrastructure - 1.1%
Kamigumi Co. Ltd.	450,000	4,505,471
TOTAL INDUSTRIALS		94,685,479
INFORMATION TECHNOLOGY - 11.1%
Electronic Equipment & Components - 4.6%
Amano Corp.	469,000	6,032,827

	Shares	Value
Macnica Fuji Electronics Holdings, Inc.	308,500	$ 3,777,895
OMRON Corp.	103,000	4,729,561
Ryoyo Electro Corp.	14,900	172,871
Siix Corp.	166,300	4,417,982
		19,131,136
IT Services - 1.7%
CAC Corp.	377,200	3,411,564
TKC Corp.	156,400	3,735,393
		7,146,957
Software - 3.2%
Broadleaf Co. Ltd.	333,900	5,205,742
Oracle Corp. Japan	79,800	3,642,987
SRA Holdings, Inc.	329,400	4,517,408
		13,366,137
Technology Hardware, Storage & Peripherals - 1.6%
Elecom Co. Ltd.	182,900	4,118,622
Hitachi Maxell Ltd.	169,000	2,720,155
		6,838,777
TOTAL INFORMATION TECHNOLOGY		46,483,007
MATERIALS - 8.3%
Chemicals - 8.3%
C. Uyemura & Co. Ltd.	77,600	3,845,876
JSR Corp.	354,000	6,038,333
Kuraray Co. Ltd.	475,500	6,430,059
Lintec Corp.	264,600	6,490,544
Sakata INX Corp.	409,400	3,886,562
SK Kaken Co. Ltd.	41,000	3,573,655
Tokyo Ohka Kogyo Co. Ltd.	140,000	4,357,526
		34,622,555
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
KDDI Corp.	116,700	2,761,395
UTILITIES - 3.6%
Electric Utilities - 2.1%
Hokuriku Electric Power Co., Inc.	253,400	3,746,187
The Okinawa Electric Power Co., Inc.	128,100	4,866,850
		8,613,037
Gas Utilities - 1.5%
Tokyo Gas Co. Ltd.	1,089,000	6,284,401
TOTAL UTILITIES		14,897,438
TOTAL COMMON STOCKS (Cost $339,071,607)		379,808,824
Investment Companies - 3.9%
	Shares	Value
iShares MSCI Japan ETF (Cost $16,373,564)	1,256,100	$ 16,153,445
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.15% (b)	16,709,258	16,709,258
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	6,025	6,025
TOTAL MONEY MARKET FUNDS (Cost $16,715,283)		16,715,283
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $372,160,454)		412,677,552
NET OTHER ASSETS (LIABILITIES) - 1.0%		4,165,259
NET ASSETS - 100%		$ 416,842,811
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,996
Fidelity Securities Lending Cash Central Fund	4,861
Total	$ 13,857
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eri Holdings Co. Ltd.	$ 4,702,074	$ -	$ -	$ 58,783	$ 3,942,583
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 84,122,111	$ -	$ 84,122,111	$ -
Consumer Staples	27,856,417	-	27,856,417	-
Energy	7,294,979	-	7,294,979	-
Financials	44,058,011	-	44,058,011	-
Health Care	23,027,432	-	23,027,432	-
Industrials	94,685,479	-	94,685,479	-
Information Technology	46,483,007	-	46,483,007	-
Materials	34,622,555	-	34,622,555	-
Telecommunication Services	2,761,395	-	2,761,395	-
Utilities	14,897,438	-	14,897,438	-
Money Market Funds	16,715,283	16,715,283	-	-
Investment Companies	16,153,445	16,153,445	-	-
Total Investments in Securities:	$ 412,677,552	$ 32,868,728	$ 379,808,824	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,684) - See accompanying schedule: Unaffiliated issuers (cost $350,283,586)	$ 392,019,686
Fidelity Central Funds (cost $16,715,283)	16,715,283
Other affiliated issuers (cost $5,161,585)	3,942,583
Total Investments (cost $372,160,454)		$ 412,677,552
Foreign currency held at value (cost $40,543)		40,544
Receivable for investments sold		473,242
Receivable for fund shares sold		1,301,731
Dividends receivable		3,307,650
Distributions receivable from Fidelity Central Funds		1,720
Prepaid expenses		317
Other receivables		1,507
Total assets		417,804,263

Liabilities
Payable for investments purchased	$ 311,102
Payable for fund shares redeemed	277,223
Accrued management fee	240,159
Transfer agent fee payable	63,889
Other affiliated payables	17,832
Other payables and accrued expenses	45,222
Collateral on securities loaned, at value	6,025
Total liabilities		961,452

Net Assets		$ 416,842,811
Net Assets consist of:
Paid in capital		$ 379,481,578
Undistributed net investment income		1,880,962
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,029,736)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		40,510,007
Net Assets, for 30,353,201 shares outstanding		$ 416,842,811
Net Asset Value, offering price and redemption price per share ($416,842,811 ÷ 30,353,201 shares)		$ 13.73

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $58,783 earned from other affiliated issuers)		$ 4,246,735
Income from Fidelity Central Funds		13,857
Income before foreign taxes withheld		4,260,592
Less foreign taxes withheld		(424,674)
Total income		3,835,918

Expenses
Management fee	$ 1,383,742
Transfer agent fees	375,818
Accounting and security lending fees	102,680
Custodian fees and expenses	36,168
Independent trustees' compensation	826
Registration fees	13,583
Audit	32,278
Legal	626
Miscellaneous	1,883
Total expenses before reductions	1,947,604
Expense reductions	(4,901)	1,942,703
Net investment income (loss)		1,893,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,167,914)
Foreign currency transactions	(196,898)
Total net realized gain (loss)		(1,364,812)
Change in net unrealized appreciation (depreciation) on: Investment securities	24,589,641
Assets and liabilities in foreign currencies	70,426
Total change in net unrealized appreciation (depreciation)		24,660,067
Net gain (loss)		23,295,255
Net increase (decrease) in net assets resulting from operations		$ 25,188,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Smaller Companies Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,893,215	$ 3,540,086
Net realized gain (loss)	(1,364,812)	83,877,484
Change in net unrealized appreciation (depreciation)	24,660,067	(114,800,346)
Net increase (decrease) in net assets resulting from operations	25,188,470	(27,382,776)
Distributions to shareholders from net investment income	(991,819)	(796,313)
Distributions to shareholders from net realized gain	(5,888,929)	(14,582,161)
Total distributions	(6,880,748)	(15,378,474)
Share transactions Proceeds from sales of shares	41,134,918	122,963,906
Reinvestment of distributions	6,645,506	14,883,766
Cost of shares redeemed	(65,323,107)	(340,912,183)
Net increase (decrease) in net assets resulting from share transactions	(17,542,683)	(203,064,511)
Redemption fees	26,243	432,103
Total increase (decrease) in net assets	791,282	(245,393,658)

Net Assets
Beginning of period	416,051,529	661,445,187
End of period (including undistributed net investment income of $1,880,962 and undistributed net investment income of $979,566, respectively)	$ 416,842,811	$ 416,051,529
Other Information Shares
Sold	3,129,701	9,257,514
Issued in reinvestment of distributions	539,846	1,115,725
Redeemed	(5,075,986)	(26,335,365)
Net increase (decrease)	(1,406,439)	(15,962,126)

Financial Highlights

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.10	$ 13.86	$ 9.12	$ 8.62	$ 8.23	$ 8.59
Income from Investment Operations
Net investment income (loss) D	.06	.09	.02	.06	.08	.04
Net realized and unrealized gain (loss)	.79	(.53)	4.91	.55	.45	(.25)
Total from investment operations	.85	(.44)	4.93	.61	.53	(.21)
Distributions from net investment income	(.03)	(.02)	(.07)	(.08)	(.05)	(.03)
Distributions from net realized gain	(.19)	(.31)	(.15)	(.03)	(.10)	(.12)
Total distributions	(.22)	(.33)	(.22)	(.11)	(.14)I	(.15)
Redemption fees added to paid in capital D	-H	.01	.03	-H	-H	-H
Net asset value, end of period	$ 13.73	$ 13.10	$ 13.86	$ 9.12	$ 8.62	$ 8.23
Total ReturnB, C	6.70%	(3.16)%	55.79%	7.13%	6.44%	(2.50)%
Ratios to Average Net AssetsE, G
Expenses before reductions	.98%A	1.00%	1.01%	1.05%	1.05%	1.09%
Expenses net of fee waivers, if any	.98%A	1.00%	1.01%	1.05%	1.05%	1.09%
Expenses net of all reductions	.98%A	1.00%	.98%	1.02%	1.01%	1.09%
Net investment income (loss)	.96%A	.70%	.18%	.67%	.88%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 416,843	$ 416,052	$ 661,445	$ 237,893	$ 303,619	$ 285,603
Portfolio turnover rate F	35%A	112%	91%	86%	133%	78%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HAmount represents less than $.01 per share. ITotal distributions of $.14 per share is comprised of distributions from net investment income of $.045 and distributions from net realize gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital losses carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 48,320,516
Gross unrealized depreciation	(11,089,239)
Net unrealized appreciation (depreciation) on securities	$ 37,231,277

Tax cost	$ 375,446,275

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $66,317,188 and $104,487,356, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $313 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,861. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,925 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $976.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 19% of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.39%
Actual		$ 1,000.00	$ 851.00	$ 6.38
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class T	1.66%
Actual		$ 1,000.00	$ 849.90	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,016.56	$ 8.30
Class B	2.14%
Actual		$ 1,000.00	$ 848.00	$ 9.81
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Class C	2.14%
Actual		$ 1,000.00	$ 848.10	$ 9.81
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Latin America	1.12%
Actual		$ 1,000.00	$ 852.40	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.04%
Actual		$ 1,000.00	$ 852.40	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Brazil	44.0%
Mexico	27.0%
Chile	12.3%
Colombia	7.3%
Peru	3.2%
United States of America*	1.5%
Spain	1.5%
Panama	1.3%
Argentina	0.5%
Other	1.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Brazil	49.8%
Mexico	24.1%
Chile	10.1%
Colombia	8.7%
Peru	2.8%
United States of America*	1.6%
Panama	1.1%
Spain	1.0%
Puerto Rico	0.4%
Other	0.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	99.0
Short-Term Investments and Net Other Assets (Liabilities)	0.9	1.0
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil S.A.B. de CV Series L (Mexico, Wireless Telecommunication Services)	6.6	6.9
Itau Unibanco Holding SA (Brazil, Banks)	6.5	7.3
Ambev SA sponsored ADR (Brazil, Beverages)	6.1	4.7
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (Mexico, Beverages)	4.1	3.2
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	3.3	3.8
Banco Bradesco SA (PN) (Brazil, Banks)	3.1	2.7
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	2.7	2.1
Petroleo Brasileiro SA - Petrobras (ON) (Brazil, Oil, Gas & Consumable Fuels)	2.6	0.8
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil, Food & Staples Retailing)	2.5	2.4
Grupo de Inversiones Suramerica SA (Colombia, Diversified Financial Services)	2.5	2.3
	40.0
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.3	30.9
Consumer Staples	23.8	20.7
Telecommunication Services	9.9	12.0
Consumer Discretionary	7.7	6.2
Materials	7.4	8.3
Energy	7.3	7.8
Industrials	6.7	6.6
Utilities	3.4	3.2
Information Technology	1.9	2.1
Health Care	0.7	1.2
Market Sectors may include more than one industry category.

The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2015, the fund did not have more than 25% of its total assets invested in any one industry.

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 73.1%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	39,000	$ 2,154,750
Inversiones y Representaciones SA ADR (a)	94,100	1,705,092
TOTAL ARGENTINA		3,859,842
Belgium - 0.5%
Euronav NV (d)	152,900	2,104,052
Euronav NV	128,200	1,728,136
TOTAL BELGIUM		3,832,188
Brazil - 18.8%
Banco Bradesco SA	350,880	3,498,377
BB Seguridade Participacoes SA	1,367,500	15,999,062
Brasil Brokers Participacoes SA	2,701,800	2,466,005
CCR SA	1,880,900	10,362,913
Cielo SA	1,013,040	14,101,428
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,676,200	9,902,707
Cyrela Brazil Realty SA	287,300	1,118,515
Embraer SA	395,800	3,087,107
Estacio Participacoes SA	257,600	1,556,056
Hypermarcas SA (a)	524,700	3,462,067
Industrias Romi SA	3,235,900	2,577,593
Itausa-Investimentos Itau SA	7	24
M. Dias Branco SA	368,400	10,581,435
MAHLE Metal Leve SA	314,800	2,120,991
Multiplus SA	838,600	9,324,118
Petroleo Brasileiro SA - Petrobras (ON)	4,017,028	18,998,871
Porto Seguro SA	133,300	1,667,494
QGEP Participacoes SA	2,590,000	6,240,860
Souza Cruz SA	1,084,700	9,900,347
Tegma Gestao Logistica SA	270,300	1,354,662
TIM Participacoes SA	1,439,795	4,611,435
Vale SA	468,500	3,521,972
TOTAL BRAZIL		136,454,039
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc. Class A	383,800	2,302,800
Canada - 0.3%
Tahoe Resources, Inc.	129,934	1,836,200
Chile - 11.8%
Aguas Andinas SA	9,816,128	5,778,460
Banco de Chile	68,264,691	7,912,968
Banco de Chile sponsored ADR (d)	72,837	5,113,157
Banmedica SA	809,643	1,706,915
Colbun SA	19,353,258	5,842,523
Compania Cervecerias Unidas SA	1,261,455	13,577,888
CorpBanca SA	688,348,714	7,797,872
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,078,740	12,160,406

	Shares	Value
Forus SA	600,674	$ 2,631,908
Inversiones La Construccion SA	908,582	11,631,157
S.A.C.I. Falabella	861,484	6,746,237
Sociedad Matriz SAAM SA	59,433,277	5,247,113
TOTAL CHILE		86,146,604
Colombia - 7.0%
Bancolombia SA	125,838	1,331,284
Bolsa de Valores de Colombia	545,822,864	4,812,040
Cemex Latam Holdings SA (a)	840,570	4,693,359
Empresa de Telecomunicaciones de Bogota	38,213,250	7,620,190
Grupo de Inversiones Suramerica SA	1,097,096	18,027,010
Inversiones Argos SA	1,878,253	14,745,311
TOTAL COLOMBIA		51,229,194
Mexico - 27.0%
America Movil S.A.B. de CV:
Series L	7,064,800	7,418,454
Series L sponsored ADR	1,945,373	40,638,842
Consorcio ARA S.A.B. de CV (a)	25,539,905	10,870,524
Controladora Commercial Mexicana S.A.B. de CV unit	1,114,500	3,588,600
Embotelladoras Arca S.A.B. de CV	453,700	2,787,200
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (a)	328,505	29,726,417
Gruma S.A.B. de CV Series B	241,109	2,907,232
Grupo Aeroportuario del Pacifico SA de CV:
Series B	43,100	306,858
sponsored ADR	105,700	7,509,985
Grupo Aeroportuario del Sureste SA de CV Series B	47,615	673,941
Grupo Carso SA de CV Series A1	1,254,700	5,171,896
Grupo Financiero Inbursa S.A.B. de CV Series O	6,980,519	16,666,433
Grupo Financiero Santander Mexico S.A.B. de CV	5,620,555	11,452,128
Grupo Televisa SA de CV	104,700	762,013
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	307,400	11,192,434
Industrias Penoles SA de CV	506,693	8,593,833
Medica Sur SA de CV	1,023,734	3,774,777
Megacable Holdings S.A.B. de CV unit	1,927,429	8,021,532
Qualitas Controladora S.A.B. de CV (a)	2,837,000	5,325,616
Wal-Mart de Mexico SA de CV Series V	8,141,348	19,231,029
TOTAL MEXICO		196,619,744
Panama - 1.3%
Banco Latinoamericano de Comercio Exterior SA Series E	298,770	9,491,923
Common Stocks - continued
	Shares	Value
Peru - 3.2%
Alicorp SA Class C	4,904,034	$ 9,476,016
Compania de Minas Buenaventura SA sponsored ADR	1,236,436	13,823,354
TOTAL PERU		23,299,370
Spain - 1.5%
Melia Hotels International SA	57,100	713,903
Prosegur Compania de Seguridad SA (Reg.)	1,726,154	9,950,514
TOTAL SPAIN		10,664,417
United Kingdom - 0.3%
HSBC Holdings PLC (United Kingdom)	190,400	1,902,002
United States of America - 0.6%
First Bancorp, Puerto Rico (a)	333,700	2,005,537
First Cash Financial Services, Inc. (a)	52,766	2,550,708
TOTAL UNITED STATES OF AMERICA		4,556,245
TOTAL COMMON STOCKS (Cost $514,697,053)		532,194,568
Nonconvertible Preferred Stocks - 26.0%

Brazil - 25.2%
Ambev SA sponsored ADR	7,028,847	44,492,602
Banco Bradesco SA (PN)	2,084,660	22,251,503
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	368,325	12,469,225
sponsored ADR	169,470	5,684,024
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	471,400	2,776,546
Embraer SA sponsored ADR	90,034	2,807,260
Itau Unibanco Holding SA	3,718,405	47,551,453
Itausa-Investimentos Itau SA (PN)	4,095,023	14,420,483

	Shares	Value
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	5,541,771	$ 24,003,091
Vale SA (PN-A)	1,112,500	6,701,696
TOTAL BRAZIL		183,157,883
Chile - 0.5%
Embotelladora Andina SA Class A	1,336,888	3,278,561
Colombia - 0.3%
Grupo de Inversiones Suramerica SA	163,024	2,429,619
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $119,549,054)		188,866,063
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.15% (b)	4,426,199	4,426,199
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	807,105	807,105
TOTAL MONEY MARKET FUNDS (Cost $5,233,304)		5,233,304
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $639,479,411)		726,293,935
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,181,788
NET ASSETS - 100%		$ 727,475,723
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,593
Fidelity Securities Lending Cash Central Fund	20,157
Total	$ 26,750
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 57,361,031	$ 56,647,128	$ 713,903	$ -
Consumer Staples	171,162,643	171,162,643	-	-
Energy	53,075,010	50,970,958	2,104,052	-
Financials	220,163,697	218,261,695	1,902,002	-
Health Care	5,481,692	5,481,692	-	-
Industrials	49,049,842	39,099,328	9,950,514	-
Information Technology	14,101,428	14,101,428	-	-
Materials	53,915,725	53,915,725	-	-
Telecommunication Services	72,449,327	72,449,327	-	-
Utilities	24,300,236	24,300,236	-	-
Money Market Funds	5,233,304	5,233,304	-	-
Total Investments in Securities:	$ 726,293,935	$ 711,623,464	$ 14,670,471	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 11,136,826
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $779,894) - See accompanying schedule: Unaffiliated issuers (cost $634,246,107)	$ 721,060,631
Fidelity Central Funds (cost $5,233,304)	5,233,304
Total Investments (cost $639,479,411)		$ 726,293,935
Cash		2,234
Foreign currency held at value (cost $990,020)		990,020
Receivable for investments sold		5,714,430
Receivable for fund shares sold		349,106
Dividends receivable		1,276,440
Distributions receivable from Fidelity Central Funds		3,043
Prepaid expenses		793
Other receivables		7,696
Total assets		734,637,697

Liabilities
Payable for investments purchased	$ 4,546,831
Payable for fund shares redeemed	979,086
Accrued management fee	419,787
Distribution and service plan fees payable	15,949
Other affiliated payables	199,579
Other payables and accrued expenses	193,637
Collateral on securities loaned, at value	807,105
Total liabilities		7,161,974

Net Assets		$ 727,475,723
Net Assets consist of:
Paid in capital		$ 684,609,855
Undistributed net investment income		5,059,810
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,993,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		86,799,802
Net Assets		$ 727,475,723

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,486,731 ÷ 1,040,025 shares)	$ 23.54

Maximum offering price per share (100/94.25 of $23.54)	$ 24.98
Class T: Net Asset Value and redemption price per share ($7,407,278 ÷ 313,846 shares)	$ 23.60

Maximum offering price per share (100/96.50 of $23.60)	$ 24.46
Class B: Net Asset Value and offering price per share ($1,306,194 ÷ 54,731 shares)A	$ 23.87

Class C: Net Asset Value and offering price per share ($8,053,551 ÷ 339,152 shares)A	$ 23.75

Latin America: Net Asset Value, offering price and redemption price per share ($683,779,035 ÷ 29,087,576 shares)	$ 23.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,442,934 ÷ 103,949 shares)	$ 23.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 11,345,422
Income from Fidelity Central Funds		26,750
Income before foreign taxes withheld		11,372,172
Less foreign taxes withheld		(1,036,514)
Total income		10,335,658

Expenses
Management fee	$ 2,733,693
Transfer agent fees	1,082,824
Distribution and service plan fees	105,959
Accounting and security lending fees	189,395
Custodian fees and expenses	281,828
Independent trustees' compensation	1,547
Registration fees	48,331
Audit	37,535
Legal	1,480
Interest	444
Miscellaneous	805
Total expenses before reductions	4,483,841
Expense reductions	(29,373)	4,454,468
Net investment income (loss)		5,881,190
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(46,666,543)
Foreign currency transactions	(263,404)
Total net realized gain (loss)		(46,929,947)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $64,167)	(105,447,900)
Assets and liabilities in foreign currencies	(11,037)
Total change in net unrealized appreciation (depreciation)		(105,458,937)
Net gain (loss)		(152,388,884)
Net increase (decrease) in net assets resulting from operations		$ (146,507,694)

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,881,190	$ 20,578,749
Net realized gain (loss)	(46,929,947)	80,758,455
Change in net unrealized appreciation (depreciation)	(105,458,937)	(221,687,609)
Net increase (decrease) in net assets resulting from operations	(146,507,694)	(120,350,405)
Distributions to shareholders from net investment income	(12,592,762)	(23,599,176)
Distributions to shareholders from net realized gain	(66,395,306)	(209,492,273)
Total distributions	(78,988,068)	(233,091,449)
Share transactions - net increase (decrease)	(43,161,410)	(61,704,730)
Redemption fees	84,814	197,877
Total increase (decrease) in net assets	(268,572,358)	(414,948,707)

Net Assets
Beginning of period	996,048,081	1,410,996,788
End of period (including undistributed net investment income of $5,059,810 and undistributed net investment income of $11,771,382, respectively)	$ 727,475,723	$ 996,048,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.31	$ 40.71	$ 48.95	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.15	.49	.72	.92	1.15	.02
Net realized and unrealized gain (loss)	(4.53)	(4.08)	(4.73)	(3.66)	(5.87)	2.79
Total from investment operations	(4.38)	(3.59)	(4.01)	(2.74)	(4.72)	2.81
Distributions from net investment income	(.31)	(.57)	(.79)	(.70)	(.19)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.39)	(6.82)	(4.24)	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	-K	.01	.01	.01	.01	-K
Net asset value, end of period	$ 23.54	$ 30.31	$ 40.71	$ 48.95	$ 52.38	$ 57.48
Total ReturnB, C, D	(14.90)%	(9.06)%	(8.93)%	(5.23)%	(8.26)%	5.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.39%A	1.38%	1.37%	1.35%	1.34%	1.37%A
Expenses net of fee waivers, if any	1.39%A	1.38%	1.37%	1.35%	1.34%	1.37%A
Expenses net of all reductions	1.39%A	1.38%	1.35%	1.35%	1.34%	1.34%A
Net investment income (loss)	1.27%A	1.52%	1.66%	1.80%	2.05%	.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,487	$ 34,898	$ 48,464	$ 69,654	$ 91,407	$ 115,626
Portfolio turnover rate G	27%A	30%	23%	23%	11%	56%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.33	$ 40.68	$ 48.88	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.12	.40	.61	.78	.99	.01
Net realized and unrealized gain (loss)	(4.54)	(4.08)	(4.74)	(3.65)	(5.85)	2.79
Total from investment operations	(4.42)	(3.68)	(4.13)	(2.87)	(4.86)	2.80
Distributions from net investment income	(.23)	(.43)	(.63)	(.53)	(.15)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.31)	(6.68)	(4.08)	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	-K	.01	.01	.01	.01	-K
Net asset value, end of period	$ 23.60	$ 30.33	$ 40.68	$ 48.88	$ 52.27	$ 57.47
Total ReturnB, C, D	(15.01)%	(9.30)%	(9.17)%	(5.49)%	(8.50)%	5.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66%A	1.65%	1.63%	1.61%	1.61%	1.63%A
Expenses net of fee waivers, if any	1.66%A	1.65%	1.63%	1.61%	1.61%	1.63%A
Expenses net of all reductions	1.65%A	1.65%	1.61%	1.61%	1.61%	1.60%A
Net investment income (loss)	1.00%A	1.25%	1.40%	1.54%	1.78%	.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,407	$ 9,761	$ 12,705	$ 19,334	$ 26,020	$ 36,820
Portfolio turnover rate G	27%A	30%	23%	23%	11%	56%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.46	$ 40.63	$ 48.72	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.06	.25	.40	.53	.72	(.02)
Net realized and unrealized gain (loss)	(4.57)	(4.08)	(4.74)	(3.63)	(5.84)	2.79
Total from investment operations	(4.51)	(3.83)	(4.34)	(3.10)	(5.12)	2.77
Distributions from net investment income	-	(.10)	(.31)	(.25)	(.07)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.08)	(6.35)	(3.76)	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	-K	.01	.01	.01	.01	-K
Net asset value, end of period	$ 23.87	$ 30.46	$ 40.63	$ 48.72	$ 52.06	$ 57.44
Total ReturnB, C, D	(15.20)%	(9.73)%	(9.60)%	(5.95)%	(8.94)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14%A	2.14%	2.12%	2.10%	2.10%	2.12%A
Expenses net of fee waivers, if any	2.14%A	2.14%	2.12%	2.10%	2.10%	2.12%A
Expenses net of all reductions	2.14%A	2.13%	2.10%	2.10%	2.10%	2.10%A
Net investment income (loss)	.51%A	.76%	.91%	1.05%	1.29%	(.36)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,306	$ 2,211	$ 4,764	$ 9,492	$ 14,114	$ 20,392
Portfolio turnover rate G	27%A	30%	23%	23%	11%	56%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.37	$ 40.59	$ 48.73	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.06	.25	.40	.54	.73	(.02)
Net realized and unrealized gain (loss)	(4.55)	(4.07)	(4.74)	(3.64)	(5.84)	2.79
Total from investment operations	(4.49)	(3.82)	(4.34)	(3.10)	(5.11)	2.77
Distributions from net investment income	(.05)	(.16)	(.36)	(.23)	(.09)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.13)	(6.41)	(3.81)	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	-K	.01	.01	.01	.01	-K
Net asset value, end of period	$ 23.75	$ 30.37	$ 40.59	$ 48.73	$ 52.05	$ 57.44
Total ReturnB, C, D	(15.19)%	(9.74)%	(9.62)%	(5.94)%	(8.93)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14%A	2.13%	2.12%	2.10%	2.08%	2.09%A
Expenses net of fee waivers, if any	2.14%A	2.13%	2.12%	2.10%	2.08%	2.09%A
Expenses net of all reductions	2.14%A	2.13%	2.10%	2.10%	2.08%	2.07%A
Net investment income (loss)	.51%A	.77%	.91%	1.06%	1.31%	(.34)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,054	$ 11,349	$ 15,185	$ 27,405	$ 35,203	$ 48,329
Portfolio turnover rate G	27%A	30%	23%	23%	11%	56%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 30.34	$ 40.80	$ 49.09	$ 52.48	$ 57.50	$ 47.29
Income from Investment Operations
Net investment income (loss) D	.18	.59	.87	1.09	1.34	1.07
Net realized and unrealized gain (loss)	(4.52)	(4.10)	(4.74)	(3.67)	(5.88)	11.00
Total from investment operations	(4.34)	(3.51)	(3.87)	(2.58)	(4.54)	12.07
Distributions from net investment income	(.41)	(.71)	(.98)	(.82)	(.29)	(1.49)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	(.39)
Total distributions	(2.49)	(6.96)	(4.43)	(.82)	(.49)	(1.88)
Redemption fees added to paid in capital D	-I	.01	.01	.01	.01	.02
Net asset value, end of period	$ 23.51	$ 30.34	$ 40.80	$ 49.09	$ 52.48	$ 57.50
Total ReturnB, C	(14.76)%	(8.79)%	(8.63)%	(4.91)%	(7.96)%	25.91%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12%A	1.08%	1.04%	1.02%	1.00%	1.03%
Expenses net of fee waivers, if any	1.12%A	1.08%	1.04%	1.02%	1.00%	1.03%
Expenses net of all reductions	1.11%A	1.07%	1.03%	1.02%	1.00%	1.01%
Net investment income (loss)	1.54%A	1.83%	1.99%	2.14%	2.39%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 683,779	$ 933,298	$ 1,324,748	$ 2,274,601	$ 2,884,301	$ 4,283,462
Portfolio turnover rate F	27%A	30%	23%	23%	11%	56%H

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate does not include the assets acquired in the merger. IAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.35	$ 40.79	$ 49.07	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.20	.60	.87	1.08	1.32	.03
Net realized and unrealized gain (loss)	(4.55)	(4.07)	(4.74)	(3.67)	(5.88)	2.79
Total from investment operations	(4.35)	(3.47)	(3.87)	(2.59)	(4.56)	2.82
Distributions from net investment income	(.42)	(.73)	(.97)	(.86)	(.23)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.50)	(6.98)	(4.42)	(.86)	(.43)	(.80)
Redemption fees added to paid in capital D	-J	.01	.01	.01	.01	-J
Net asset value, end of period	$ 23.50	$ 30.35	$ 40.79	$ 49.07	$ 52.51	$ 57.49
Total ReturnB, C	(14.76)%	(8.69)%	(8.63)%	(4.93)%	(7.98)%	5.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04%A	1.04%	1.03%	1.04%	1.04%	1.08%A
Expenses net of fee waivers, if any	1.04%A	1.04%	1.03%	1.04%	1.04%	1.08%A
Expenses net of all reductions	1.04%A	1.04%	1.01%	1.04%	1.04%	1.06%A
Net investment income (loss)	1.61%A	1.86%	2.00%	2.12%	2.35%	.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,443	$ 4,531	$ 5,131	$ 7,928	$ 9,603	$ 12,868
Portfolio turnover rate F	27%A	30%	23%	23%	11%	56%I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the appreciable securities is included in Other payable and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 193,387,073
Gross unrealized depreciation	(110,768,968)
Net unrealized appreciation (depreciation) on securities	$ 82,618,105

Tax cost	$ 643,675,830

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $106,929,153 and $220,349,401, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 33,818	$ 804
Class T	.25%	.25%	19,600	284
Class B	.75%	.25%	8,181	6,153
Class C	.75%	.25%	44,360	7,488
			$ 105,959	$ 14,729

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,334
Class T	961
Class B*	452
Class C*	1,259
$ 9,006

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 39,538.29
Class T	12,138.31
Class B	2,400.29
Class C	12,996.29
Latin America	1,012,793.28
Institutional Class	2,959.20
	$ 1,082,824

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,455 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,893,750.34%		$ 444

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $663 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, Total security lending income during the period amounted to $20,157. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13,310 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Latin America expenses during the period in the amount of $16,063.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 341,444	$ 667,095
Class T	71,167	136,327
Class B	-	12,098
Class C	18,114	60,991
Latin America	12,109,807	22,631,305
Institutional Class	52,230	91,360
Total	$ 12,592,762	$ 23,599,176
From net realized gain
Class A	$ 2,330,553	$ 7,249,224
Class T	658,521	1,918,455
Class B	144,042	684,975
Class C	754,025	2,282,110
Latin America	62,251,897	196,577,505
Institutional Class	256,268	780,004
Total	$ 66,395,306	$ 209,492,273

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	80,489	256,161	$ 1,893,157	$ 8,113,294
Reinvestment of distributions	103,775	229,379	2,587,573	7,071,806
Shares redeemed	(295,494)	(524,684)	(7,036,927)	(16,539,013)
Net increase (decrease)	(111,230)	(39,144)	$ (2,556,197)	$ (1,353,913)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	15,847	47,965	$ 375,373	$ 1,548,211
Reinvestment of distributions	28,508	65,609	713,357	2,028,652
Shares redeemed	(52,329)	(104,082)	(1,240,836)	(3,252,264)
Net increase (decrease)	(7,974)	9,492	$ (152,106)	$ 324,599
Class B
Shares sold	116	1,044	$ 2,989	$ 32,892
Reinvestment of distributions	5,261	18,939	133,376	590,702
Shares redeemed	(23,220)	(64,672)	(559,019)	(2,061,800)
Net increase (decrease)	(17,843)	(44,689)	$ (422,654)	$ (1,438,206)
Class C
Shares sold	28,918	91,764	$ 694,321	$ 2,901,440
Reinvestment of distributions	25,875	69,412	652,617	2,158,720
Shares redeemed	(89,295)	(161,581)	(2,156,109)	(5,151,621)
Net increase (decrease)	(34,502)	(405)	$ (809,171)	$ (91,461)
Latin America
Shares sold	1,578,197	4,529,614	$ 37,317,339	$ 143,961,705
Reinvestment of distributions	2,862,287	6,820,938	71,197,829	209,950,213
Shares redeemed	(6,111,144)	(13,065,128)	(146,603,830)	(413,931,096)
Net increase (decrease)	(1,670,660)	(1,714,576)	$ (38,088,662)	$ (60,019,178)
Institutional Class
Shares sold	19,137	125,962	$ 462,541	$ 4,086,454
Reinvestment of distributions	11,139	21,472	276,862	660,492
Shares redeemed	(75,632)	(123,906)	(1,872,023)	(3,873,517)
Net increase (decrease)	(45,356)	23,528	$ (1,132,620)	$ 873,429

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Nordic Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Actual	1.01%	$ 1,000.00	$ 1,072.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Nordic Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Sweden	39.4%
Finland	24.9%
Denmark	21.9%
Malta	5.9%
Norway	3.8%
United Kingdom	2.6%
Bermuda	1.3%
United States of America*	0.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Sweden	37.0%
Denmark	27.2%
Finland	18.6%
Norway	6.1%
Malta	4.9%
United Kingdom	3.6%
Bermuda	1.5%
United States of America*	1.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.8	98.9
Short-Term Investments and Net Other Assets (Liabilities)	0.2	1.1
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	8.8	6.4
Svenska Handelsbanken AB (A Shares) (Sweden, Banks)	4.8	5.5
Svenska Cellulosa AB (SCA) (B Shares) (Sweden, Household Products)	4.4	0.0
Sampo Oyj (A Shares) (Finland, Insurance)	4.2	5.2
DSV de Sammensluttede Vognmaend A/S (Denmark, Road & Rail)	4.2	0.0
Carlsberg A/S Series B (Denmark, Beverages)	3.9	4.7
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	3.7	3.6
Hemfosa Fastigheter AB (Sweden, Real Estate Management & Development)	3.4	0.0
SKF AB (B Shares) (Sweden, Machinery)	3.4	2.0
Kesko Oyj (Finland, Food & Staples Retailing)	3.2	5.1
	44.0
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	30.0	22.6
Financials	20.8	21.6
Health Care	19.4	22.3
Consumer Staples	12.8	11.5
Consumer Discretionary	10.8	10.7
Materials	2.4	0.0
Energy	2.1	4.4
Information Technology	1.5	5.8
Market Sectors may include more than one industry category.

The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Nordic market. As of April 30, 2015, the fund did not have more than 25% of its assets invested in any one industry.

Semiannual Report

Fidelity Nordic Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Bermuda - 1.3%
Vostok Nafta Investment Ltd. SDR (a)(d)	851,779	$ 5,628,235
Denmark - 21.9%
Alm. Brand A/S	1,227,454	8,048,916
Carlsberg A/S Series B	193,000	17,595,531
DSV de Sammensluttede Vognmaend A/S	540,900	18,763,647
NNIT A/S	131,374	3,066,747
Novo Nordisk A/S Series B	693,705	38,945,068
William Demant Holding A/S (a)	134,700	11,025,513
TOTAL DENMARK		97,445,422
Finland - 24.9%
Amer Group PLC (A Shares)	451,200	11,291,736
Cargotec Corp. (B Shares) (d)	317,100	12,784,104
Cramo Oyj (B Shares)	483,600	8,986,191
Huhtamaki Oyj	334,800	10,702,807
Kesko Oyj	347,800	14,210,695
Lassila & Tikahoja Oyj	580,000	11,350,863
Olvi PLC (A Shares)	203,079	5,773,947
Sampo Oyj (A Shares)	388,600	18,829,338
Vaisala Oyj	256,300	6,846,569
Valmet Corp.	834,089	9,666,569
TOTAL FINLAND		110,442,819
Malta - 5.9%
Kambi Group PLC (a)(d)(e)	1,453,483	12,881,089
Unibet Group PLC unit	225,051	13,166,078
TOTAL MALTA		26,047,167
Norway - 3.8%
TGS Nopec Geophysical Co. ASA (d)	366,500	9,327,061
Zalaris ASA (A Shares) (e)	1,823,800	7,735,858
TOTAL NORWAY		17,062,919
Sweden - 39.4%
AddTech AB (B Shares)	647,000	8,508,221
CDON Group AB (a)(d)	4,554,536	8,454,477
East Capital Explorer AB (a)	1,005,000	6,999,745
Elekta AB (B Shares) (d)	1,184,885	11,087,234
Eltel AB	1,317,500	14,121,622
Getinge AB (B Shares)	668,300	16,242,960
Hemfosa Fastigheter AB (a)	662,529	15,307,714
Kungsleden AB	687,600	5,004,960

	Shares	Value
Lifco AB	156,400	$ 3,003,165
Nordea Bank AB	892,795	11,343,094
Sandvik AB	763,100	9,644,878
SKF AB (B Shares)	622,100	15,194,819
Svenska Cellulosa AB (SCA) (B Shares)	770,300	19,484,716
Svenska Handelsbanken AB (A Shares)	458,100	21,145,423
Systemair AB	364,672	5,032,575
Thule Group AB	164,313	1,869,418
Vitrolife AB	122,513	2,311,083
TOTAL SWEDEN		174,756,104
United Kingdom - 2.6%
G4S PLC (United Kingdom)	2,542,900	11,406,224
TOTAL COMMON STOCKS (Cost $409,848,102)		442,788,890
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.15% (b)	11,009,242	11,009,242
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	18,635,850	18,635,850
TOTAL MONEY MARKET FUNDS (Cost $29,645,092)		29,645,092
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $439,493,194)		472,433,982
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(28,783,558)
NET ASSETS - 100%		$ 443,650,424
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,574
Fidelity Securities Lending Cash Central Fund	467,645
Total	$ 476,219
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kambi Group PLC	$ 14,369,373	$ -	$ 462,356	$ -	$ 12,881,089
Zalaris ASA (A Shares)	8,355,202	-	-	-	7,735,858
Total	$ 22,724,575	$ -	$ 462,356	$ -	$ 20,616,947
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 47,662,798	$ -	$ 47,662,798	$ -
Consumer Staples	57,064,889	-	57,064,889	-
Energy	9,327,061	-	9,327,061	-
Financials	92,307,425	-	92,307,425	-
Health Care	85,681,770	-	85,681,770	-
Industrials	133,195,571	-	133,195,571	-
Information Technology	6,846,569	-	6,846,569	-
Materials	10,702,807	-	10,702,807	-
Money Market Funds	29,645,092	29,645,092	-	-
Total Investments in Securities:	$ 472,433,982	$ 29,645,092	$ 442,788,890	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 279,352,107
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Nordic Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,687,229) - See accompanying schedule: Unaffiliated issuers (cost $394,786,390)	$ 422,171,943
Fidelity Central Funds (cost $29,645,092)	29,645,092
Other affiliated issuers (cost $15,061,712)	20,616,947
Total Investments (cost $439,493,194)		$ 472,433,982
Cash		388,593
Receivable for investments sold		7,537,280
Receivable for fund shares sold		264,941
Dividends receivable		145,030
Distributions receivable from Fidelity Central Funds		152,467
Prepaid expenses		473
Other receivables		7,550
Total assets		480,930,316

Liabilities
Payable for investments purchased	$ 17,913,965
Payable for fund shares redeemed	333,128
Accrued management fee	256,094
Other affiliated payables	93,213
Other payables and accrued expenses	47,642
Collateral on securities loaned, at value	18,635,850
Total liabilities		37,279,892

Net Assets		$ 443,650,424
Net Assets consist of:
Paid in capital		$ 436,370,768
Undistributed net investment income		4,302,123
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,976,462)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,953,995
Net Assets, for 9,541,779 shares outstanding		$ 443,650,424
Net Asset Value, offering price and redemption price per share ($443,650,424 ÷ 9,541,779 shares)		$ 46.50

Statement of Operations

	Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 7,194,327
Income from Fidelity Central Funds (including $467,645 from security lending)		476,219
Income before foreign taxes withheld		7,670,546
Less foreign taxes withheld		(1,104,258)
Total income		6,566,288

Expenses
Management fee	$ 1,576,408
Transfer agent fees	451,423
Accounting and security lending fees	119,173
Custodian fees and expenses	34,385
Independent trustees' compensation	920
Registration fees	19,842
Audit	68,337
Legal	779
Miscellaneous	2,472
Total expenses before reductions	2,273,739
Expense reductions	(9,574)	2,264,165
Net investment income (loss)		4,302,123
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,051,314)
Other affiliated issuers	354,836
Foreign currency transactions	(100,167)
Total net realized gain (loss)		(2,796,645)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,431,960
Assets and liabilities in foreign currencies	14,295
Total change in net unrealized appreciation (depreciation)		28,446,255
Net gain (loss)		25,649,610
Net increase (decrease) in net assets resulting from operations		$ 29,951,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Nordic Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,302,123	$ 8,686,306
Net realized gain (loss)	(2,796,645)	97,749,419
Change in net unrealized appreciation (depreciation)	28,446,255	(88,825,375)
Net increase (decrease) in net assets resulting from operations	29,951,733	17,610,350
Distributions to shareholders from net investment income	-	(8,604,710)
Distributions to shareholders from net realized gain	-	(18,652,188)
Total distributions	-	(27,256,898)
Share transactions Proceeds from sales of shares	51,952,302	233,249,793
Reinvestment of distributions	-	26,169,902
Cost of shares redeemed	(125,860,360)	(201,622,510)
Net increase (decrease) in net assets resulting from share transactions	(73,908,058)	57,797,185
Redemption fees	25,101	284,341
Total increase (decrease) in net assets	(43,931,224)	48,434,978

Net Assets
Beginning of period	487,581,648	439,146,670
End of period (including undistributed net investment income of $4,302,123 and $0, respectively)	$ 443,650,424	$ 487,581,648
Other Information Shares
Sold	1,195,235	5,097,695
Issued in reinvestment of distributions	-	618,820
Redeemed	(2,897,482)	(4,474,614)
Net increase (decrease)	(1,702,247)	1,241,901

Financial Highlights

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 43.36	$ 43.91	$ 30.60	$ 29.60	$ 32.27	$ 26.33
Income from Investment Operations
Net investment income (loss) D	.42	.71	.90	.70G	.47	.33
Net realized and unrealized gain (loss)	2.72	1.35	13.04	.91	(2.86)	5.94
Total from investment operations	3.14	2.06	13.94	1.61	(2.39)	6.27
Distributions from net investment income	-	(.83)	(.63)	(.61)	(.29)	(.34)
Distributions from net realized gain	-	(1.80)	-	-	-	-
Total distributions	-	(2.63)	(.63)	(.61)	(.29)	(.34)
Redemption fees added to paid in capital D	- I	.02	- I	- I	.01	.01
Net asset value, end of period	$ 46.50	$ 43.36	$ 43.91	$ 30.60	$ 29.60	$ 32.27
Total ReturnB, C	7.24%	4.88%	46.42%	5.69%	(7.49) %	24.05%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.01%A	.99%	1.04%	1.08%	1.05%	1.12%
Expenses net of fee waivers, if any	1.01%A	.99%	1.04%	1.08%	1.05%	1.12%
Expenses net of all reductions	1.00%A	.98%	1.02%	1.04%	.99%	1.10%
Net investment income (loss)	1.91%A	1.56%	2.50%	2.40%G	1.40%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 443,650	$ 487,582	$ 439,147	$ 296,951	$ 360,900	$ 457,775
Portfolio turnover rate F	96%A	103%	61%	193%	265%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 49,619,817
Gross unrealized depreciation	(18,201,752)
Net unrealized appreciation (depreciation) on securities	$ 31,418,065

Tax cost	$ 441,015,917

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration

2017	$ (24,086,581)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $212,176,130 and $277,330,614, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $364 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $107,121. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2,097 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,433 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,141.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Pacific Basin Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Actual	1.17%	$ 1,000.00	$ 1,075.70	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Pacific Basin Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan	33.4%
Australia	13.2%
Hong Kong	6.4%
Korea (South)	6.3%
India	5.5%
Taiwan	5.2%
Cayman Islands	5.1%
Bermuda	4.4%
China	3.8%
Other*	16.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan	33.6%
Australia	15.6%
Cayman Islands	8.6%
Korea (South)	7.0%
Hong Kong	6.0%
India	5.4%
Taiwan	5.1%
Bermuda	3.6%
Singapore	2.7%
Other*	12.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.4	98.7
Short-Term Investments and Net Other Assets (Liabilities)	2.6	1.3
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.5	2.5
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.3	2.6
Commonwealth Bank of Australia (Australia, Banks)	2.2	2.4
Naspers Ltd. Class N (South Africa, Media)	1.9	0.0
AIA Group Ltd. (Hong Kong, Insurance)	1.8	1.7
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.6	1.4
Astellas Pharma, Inc. (Japan, Pharmaceuticals)	1.6	1.7
Nitori Holdings Co. Ltd. (Japan, Specialty Retail)	1.5	1.5
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.5	1.9
Seven Bank Ltd. (Japan, Banks)	1.5	1.2
	18.4
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.5	23.6
Consumer Discretionary	18.3	14.0
Health Care	12.8	10.6
Information Technology	12.1	14.4
Consumer Staples	9.1	10.6
Industrials	9.1	11.6
Materials	4.7	5.5
Telecommunication Services	3.8	4.1
Utilities	2.2	1.9
Energy	1.8	2.4

Semiannual Report

Fidelity Pacific Basin Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 13.2%
Amcor Ltd.	833,402	$ 8,923,206
Ansell Ltd.	303,164	6,259,221
ARB Corp. Ltd. (d)	289,695	2,883,967
Australia & New Zealand Banking Group Ltd.	409,926	11,026,184
Commonwealth Bank of Australia	238,278	16,757,442
CSL Ltd.	132,081	9,509,439
DuluxGroup Ltd.	1,288,419	6,454,007
Invocare Ltd. (d)	319,066	3,385,930
Magellan Financial Group Ltd. (d)	251,802	3,977,300
Slater & Gordon Ltd. (d)	666,718	3,345,030
Sydney Airport unit	1,171,376	4,996,360
Transurban Group unit	961,847	7,550,684
Woodside Petroleum Ltd.	267,230	7,412,110
Woolworths Ltd.	327,887	7,649,275
TOTAL AUSTRALIA		100,130,155
Bermuda - 4.4%
Brilliance China Automotive Holdings Ltd.	1,820,000	3,428,402
Cheung Kong Infrastructure Holdings Ltd.	1,257,000	10,671,578
Hongkong Land Holdings Ltd.	902,900	7,313,490
PAX Global Technology Ltd. (a)	5,262,000	7,671,791
Silverlake Axis Ltd. Class A	4,158,100	3,990,921
TOTAL BERMUDA		33,076,182
Cayman Islands - 5.1%
21Vianet Group, Inc. ADR (a)(d)	150,900	3,104,013
Alibaba Group Holding Ltd. sponsored ADR	55,600	4,519,729
China High Precision Automation Group Ltd. (a)	1,875,000	0
China Metal Recycling (Holdings) Ltd. (a)	2,572,200	0
ENN Energy Holdings Ltd.	844,000	6,098,148
Greatview Aseptic Pack Co. Ltd.	6,257,000	3,778,153
International Housewares Retail Co. Ltd.	12,100,000	3,418,983
Sands China Ltd.	911,600	3,734,354
Sino Biopharmaceutical Ltd.	6,832,000	7,827,594
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	145,300	6,272,601
TOTAL CAYMAN ISLANDS		38,753,575
China - 3.8%
Industrial & Commercial Bank of China Ltd. (H Shares)	14,414,000	12,503,581
Jiangsu Hengrui Medicine Co. Ltd.	708,370	6,510,636
Kweichow Moutai Co. Ltd.	68,800	2,797,676
Weifu High-Technology Co. Ltd. (B Shares)	1,543,634	7,221,703
TOTAL CHINA		29,033,596
Hong Kong - 6.4%
AIA Group Ltd.	2,086,400	13,944,239

	Shares	Value
China Resources Enterprise Ltd.	1,708,000	$ 5,244,841
Hong Kong Exchanges and Clearing Ltd.	254,900	9,754,577
Lenovo Group Ltd.	3,310,000	5,722,691
Magnificent Estates Ltd.	90,048,000	4,298,761
Techtronic Industries Co. Ltd.	2,704,000	9,611,602
TOTAL HONG KONG		48,576,711
India - 5.5%
Asian Paints India Ltd.	433,057	5,195,850
Bharti Infratel Ltd.	1,277,207	8,065,487
Britannia Industries Ltd. (a)	142,137	4,915,926
Housing Development Finance Corp. Ltd.	229,506	4,225,519
Lupin Ltd.	173,739	4,846,140
Page Industries Ltd.	26,162	5,621,246
Petronet LNG Ltd. (a)	1,523,441	4,186,917
Sun Pharmaceutical Industries Ltd. (a)	345,014	5,097,217
TOTAL INDIA		42,154,302
Indonesia - 3.1%
PT Bank Central Asia Tbk	9,814,800	10,202,849
PT Bank Rakyat Indonesia Tbk	6,650,700	5,964,466
PT Gudang Garam Tbk	2,002,900	7,725,747
TOTAL INDONESIA		23,893,062
Israel - 0.6%
Sarine Technologies Ltd.	3,174,400	4,918,017
Japan - 33.4%
ACOM Co. Ltd. (a)(d)	813,800	2,702,100
Arcland Service Co. Ltd.	113,400	4,829,000
Asahi Group Holdings	186,400	5,994,072
Astellas Pharma, Inc.	760,500	11,841,517
Broadleaf Co. Ltd.	157,200	2,450,862
Calbee, Inc.	113,700	4,629,254
Century Tokyo Leasing Corp.	116,600	3,681,625
Coca-Cola Central Japan Co. Ltd.	264,900	4,950,209
Create SD Holdings Co. Ltd.	70,600	3,074,404
Daito Trust Construction Co. Ltd.	55,000	6,404,783
East Japan Railway Co.	93,800	8,290,705
Fuji Heavy Industries Ltd.	265,400	8,874,981
Hamakyorex Co. Ltd.	81,100	3,023,093
Harmonic Drive Systems, Inc. (d)	150,500	3,178,512
Hoya Corp.	209,400	8,070,464
Japan Exchange Group, Inc.	111,000	3,207,031
Japan Tobacco, Inc.	290,600	10,148,003
KDDI Corp.	392,100	9,278,004
Keyence Corp.	15,100	8,061,122
Miraca Holdings, Inc.	147,500	7,420,644
Misumi Group, Inc.	100,300	3,764,072
Mitsubishi Pencil Co. Ltd.	142,900	5,402,982
Mitsui Fudosan Co. Ltd.	177,000	5,247,042
Nakanishi, Inc.	138,400	5,128,372
NGK Spark Plug Co. Ltd.	200,100	5,603,469
Nihon M&A Center, Inc.	154,800	5,386,955
Nihon Parkerizing Co. Ltd. (d)	240,400	2,733,063
Common Stocks - continued
	Shares	Value
Japan - continued
Nitori Holdings Co. Ltd.	152,900	$ 11,759,397
Obara Group, Inc. (d)	11,000	647,143
OMRON Corp.	91,800	4,215,278
ORIX Corp.	600,800	9,239,343
Pigeon Corp.	239,100	6,331,960
Rakuten, Inc.	457,800	7,997,972
Seven Bank Ltd.	2,058,500	11,090,933
SHIMANO, Inc.	41,800	5,987,893
Ship Healthcare Holdings, Inc.	147,200	3,597,593
SK Kaken Co. Ltd.	62,000	5,404,063
SoftBank Corp.	181,300	11,333,127
Sony Financial Holdings, Inc.	253,700	4,554,559
Sosei Group Corp. (a)(d)	144,400	3,943,808
Sundrug Co. Ltd.	105,000	5,269,178
Toshiba Plant Systems & Services Corp.	298,400	4,148,934
VT Holdings Co. Ltd.	572,200	2,871,070
Welcia Holdings Co. Ltd.	51,000	2,230,093
TOTAL JAPAN		253,998,684
Korea (South) - 6.3%
Hyundai Motor Co.	28,913	4,536,488
KEPCO Plant Service & Engineering Co. Ltd.	106,223	9,595,583
LG Household & Health Care Ltd.	5,472	4,003,246
Medy-Tox, Inc.	16,881	5,823,899
NAVER Corp.	9,923	5,988,200
Samsung Electronics Co. Ltd.	13,645	17,862,103
TOTAL KOREA (SOUTH)		47,809,519
Malaysia - 0.7%
Bursa Malaysia Bhd	1,145,100	2,809,312
Tune Insurance Holdings Bhd	5,540,300	2,830,413
TOTAL MALAYSIA		5,639,725
Netherlands - 0.6%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(f)	803,100	4,240,267
New Zealand - 1.5%
EBOS Group Ltd.	566,591	4,121,254
Ryman Healthcare Group Ltd.	1,150,570	7,157,106
TOTAL NEW ZEALAND		11,278,360
Philippines - 0.4%
D&L Industries, Inc.	7,386,000	3,310,994
Singapore - 2.4%
Ezion Holdings Ltd.	2,670,000	2,431,492
Parkway Life (REIT)	2,675,000	4,952,955
United Overseas Bank Ltd.	572,000	10,586,669
TOTAL SINGAPORE		17,971,116
South Africa - 1.9%
Naspers Ltd. Class N	93,700	14,737,040

	Shares	Value
Taiwan - 5.2%
CTCI Corp.	1,631,000	$ 2,870,466
eMemory Technology, Inc.	162,000	1,843,434
King Slide Works Co. Ltd.	332,000	5,241,364
Lung Yen Life Service Co. Ltd.	1,305,000	3,477,046
Merida Industry Co. Ltd.	855,750	6,426,647
Taiwan Semiconductor Manufacturing Co. Ltd.	4,007,000	19,290,790
TOTAL TAIWAN		39,149,747
Thailand - 0.7%
Thai Beverage PCL	9,789,800	5,289,984
United Kingdom - 1.4%
Kweichow Moutai Co. Ltd. (A Shares) ELS (UBS Warrant Programme) warrants 7/9/15 (a)(e)	152,127	6,186,076
Standard Chartered PLC (Hong Kong)	282,000	4,657,218
TOTAL UNITED KINGDOM		10,843,294
United States of America - 0.8%
GI Dynamics, Inc. CDI (a)	5,561,290	660,139
Yum! Brands, Inc.	59,800	5,140,408
TOTAL UNITED STATES OF AMERICA		5,800,547
TOTAL COMMON STOCKS (Cost $600,324,560)		740,604,877
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 0.15% (b)	25,123,016	25,123,016
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	17,783,084	17,783,084
TOTAL MONEY MARKET FUNDS (Cost $42,906,100)		42,906,100
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $643,230,660)		783,510,977
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(23,191,634)
NET ASSETS - 100%		$ 760,319,343
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,426,343 or 1.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,955
Fidelity Securities Lending Cash Central Fund	94,320
Total	$ 99,275
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
GI Dynamics, Inc. CDI	$ 1,385,909	$ -	$ -	$ -	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 139,339,392	$ 81,267,607	$ 58,071,785	$ -
Consumer Staples	70,105,865	37,626,695	32,479,170	-
Energy	14,030,519	14,030,519	-	-
Financials	178,059,973	109,002,633	69,057,340	-
Health Care	96,017,180	64,085,246	31,931,934	-
Industrials	69,014,870	35,172,474	33,842,396	-
Information Technology	92,791,398	50,702,882	42,088,516	-
Materials	35,799,336	27,662,210	8,137,126	-
Telecommunication Services	28,676,618	8,065,487	20,611,131	-
Utilities	16,769,726	16,769,726	-	-
Money Market Funds	42,906,100	42,906,100	-	-
Total Investments in Securities:	$ 783,510,977	$ 487,291,579	$ 296,219,398	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 295,044,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pacific Basin Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,988,732) - See accompanying schedule: Unaffiliated issuers (cost $600,324,560)	$ 740,604,877
Fidelity Central Funds (cost $42,906,100)	42,906,100
Total Investments (cost $643,230,660)		$ 783,510,977
Foreign currency held at value (cost $1,900)		1,895
Receivable for investments sold		2,172,155
Receivable for fund shares sold		1,517,400
Dividends receivable		2,013,100
Distributions receivable from Fidelity Central Funds		18,822
Prepaid expenses		516
Other receivables		32,010
Total assets		789,266,875

Liabilities
Payable for investments purchased	$ 9,600,559
Payable for fund shares redeemed	375,700
Accrued management fee	544,121
Other affiliated payables	137,634
Other payables and accrued expenses	506,434
Collateral on securities loaned, at value	17,783,084
Total liabilities		28,947,532

Net Assets		$ 760,319,343
Net Assets consist of:
Paid in capital		$ 613,136,634
Undistributed net investment income		1,231,182
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,054,138
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		139,897,389
Net Assets, for 26,088,447 shares outstanding		$ 760,319,343
Net Asset Value, offering price and redemption price per share ($760,319,343 ÷ 26,088,447 shares)		$ 29.14

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 6,184,266
Income from Fidelity Central Funds		99,275
Income before foreign taxes withheld		6,283,541
Less foreign taxes withheld		(360,604)
Total income		5,922,937

Expenses
Management fee Basic fee	$ 2,386,145
Performance adjustment	660,622
Transfer agent fees	630,123
Accounting and security lending fees	168,951
Custodian fees and expenses	89,753
Independent trustees' compensation	1,396
Registration fees	20,868
Audit	40,303
Legal	1,186
Miscellaneous	2,640
Total expenses before reductions	4,001,987
Expense reductions	(2,899)	3,999,088
Net investment income (loss)		1,923,849
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,549,043
Foreign currency transactions	(193,801)
Total net realized gain (loss)		15,355,242
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $178,076)	32,554,286
Assets and liabilities in foreign currencies	40,741
Total change in net unrealized appreciation (depreciation)		32,595,027
Net gain (loss)		47,950,269
Net increase (decrease) in net assets resulting from operations		$ 49,874,118

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pacific Basin Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,923,849	$ 7,675,522
Net realized gain (loss)	15,355,242	50,734,532
Change in net unrealized appreciation (depreciation)	32,595,027	(20,718,497)
Net increase (decrease) in net assets resulting from operations	49,874,118	37,691,557
Distributions to shareholders from net investment income	(4,307,962)	(4,153,037)
Distributions to shareholders from net realized gain	(38,224,213)	(90,299,349)
Total distributions	(42,532,175)	(94,452,386)
Share transactions Proceeds from sales of shares	81,687,188	106,431,054
Reinvestment of distributions	40,866,947	90,804,572
Cost of shares redeemed	(66,788,081)	(163,049,316)
Net increase (decrease) in net assets resulting from share transactions	55,766,054	34,186,310
Redemption fees	9,797	100,999
Total increase (decrease) in net assets	63,117,794	(22,473,520)

Net Assets
Beginning of period	697,201,549	719,675,069
End of period (including undistributed net investment income of $1,231,182 and undistributed net investment income of $3,615,295, respectively)	$ 760,319,343	$ 697,201,549
Other Information Shares
Sold	2,881,391	3,756,614
Issued in reinvestment of distributions	1,545,649	3,309,282
Redeemed	(2,447,355)	(5,824,547)
Net increase (decrease)	1,979,685	1,241,349

Financial Highlights

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 28.92	$ 31.47	$ 24.85	$ 22.96	$ 25.11	$ 19.88
Income from Investment Operations
Net investment income (loss) D	.08	.31	.12	.30	.21	.21
Net realized and unrealized gain (loss)	1.93	1.25	7.26	1.79	(1.51)	5.86
Total from investment operations	2.01	1.56	7.38	2.09	(1.30)	6.07
Distributions from net investment income	(.18)	(.18)	(.29)	(.12)	(.20)	(.15)
Distributions from net realized gain	(1.61)	(3.93)	(.47)	(.08)	(.66)	(.70)
Total distributions	(1.79)	(4.11)	(.76)	(.20)	(.86)	(.85)
Redemption fees added to paid in capital D	-H	-H	-H	-H	.01	.01
Net asset value, end of period	$ 29.14	$ 28.92	$ 31.47	$ 24.85	$ 22.96	$ 25.11
Total ReturnB, C	7.57%	5.68%	30.58%	9.22%	(5.44)%	31.65%
Ratios to Average Net AssetsE, G
Expenses before reductions	1.17%A	1.18%	1.23%	1.28%	1.14%	1.07%
Expenses net of fee waivers, if any	1.17%A	1.18%	1.22%	1.28%	1.13%	1.07%
Expenses net of all reductions	1.17%A	1.18%	1.21%	1.26%	1.10%	1.03%
Net investment income (loss)	.56%A	1.09%	.42%	1.29%	.81%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 760,319	$ 697,202	$ 719,675	$ 581,254	$ 722,453	$ 836,913
Portfolio turnover rate F	37%A	30%	82%	26%	59%	66%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 167,016,080
Gross unrealized depreciation	(32,471,722)
Net unrealized appreciation (depreciation) on securities	$ 134,544,358

Tax cost	$ 648,966,619

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $129,876,101 and $125,771,791, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Pacific Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .89% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $51 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $530 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $94,320, including $2,826 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,105 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,787.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors
FIL Investment Advisors
(UK) Limited
FIL Investments (Japan) Limited

Fidelity China Region Fund, Fidelity Emerging Asia Fund,
Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Pacific Basin Fund

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity Emerging Markets Fund, Fidelity Japan Fund,
Fidelity Pacific Basin Fund

Brown Brothers Harriman & Co.
Boston, MA

Fidelity China Region Fund, Fidelity Latin America Fund,
Fidelity Nordic Fund

State Street Bank and Trust Company
Quincy, MA

Fidelity Canada Fund, Fidelity Europe Fund

The Northern Trust Company
Chicago, IL

Fidelity Emerging Asia Fund,
Fidelity Japan Smaller Companies Fund

Fidelity's International Equity Funds

Fidelity Canada Fund

Fidelity China Region Fund

Fidelity Diversified International Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Fidelity Emerging Markets Discovery Fund

Fidelity Emerging Markets Fund

Fidelity Europe Fund

Fidelity Global Balanced Fund

Fidelity Global Commodity Stock Fund

Fidelity Global Equity Income Fund

Fidelity Global Strategies Fund

Fidelity International Capital Appreciation Fund

Fidelity International Discovery Fund

Fidelity International Growth Fund

Fidelity International Small Cap Fund

Fidelity International Small Cap Opportunities Fund

Fidelity International Value Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Overseas Fund

Fidelity Pacific Basin Fund

Fidelity Total Emerging Markets Fund

Fidelity Total International Equity Fund

Fidelity Worldwide Fund

Corporate Headquarters

245 Summer St.,
Boston, MA 02210
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

TIF-USAN-0615
1.784917.112

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity Advisor®

Canada Fund -

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2015

Class A, Class T, Class B, and Class C are
classes of Fidelity® Canada Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.41%
Actual		$ 1,000.00	$ 993.70	$ 6.97
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class T	1.73%
Actual		$ 1,000.00	$ 992.20	$ 8.55
HypotheticalA		$ 1,000.00	$ 1,016.22	$ 8.65
Class B	2.20%
Actual		$ 1,000.00	$ 989.80	$ 10.85
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.17%
Actual		$ 1,000.00	$ 990.00	$ 10.71
HypotheticalA		$ 1,000.00	$ 1,014.03	$ 10.84
Canada	1.13%
Actual		$ 1,000.00	$ 995.20	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.66
Institutional Class	1.11%
Actual		$ 1,000.00	$ 995.30	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Canada	94.3%
United States of America*	3.7%
United Kingdom	0.7%
Bailiwick of Jersey	0.6%
Ireland	0.5%
Netherlands	0.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Canada	93.0%
United States of America*	5.0%
United Kingdom	1.0%
Ireland	0.5%
Bailiwick of Jersey	0.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	97.8
Short-Term Investments and Net Other Assets (Liabilities)	2.1	2.2
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	8.3	7.7
The Toronto-Dominion Bank (Banks)	7.7	7.3
Canadian National Railway Co. (Road & Rail)	5.4	5.1
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.2	5.6
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	4.8	4.3
Valeant Pharmaceuticals International (Canada) (Pharmaceuticals)	4.3	2.7
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	2.8	3.1
Sun Life Financial, Inc. (Insurance)	2.8	0.0
Rogers Communications, Inc. Class B (non-vtg.) (Wireless Telecommunication Services)	2.6	2.5
Intact Financial Corp. (Insurance)	2.3	2.0
	46.2
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.7	31.4
Energy	23.1	23.8
Materials	10.8	10.6
Industrials	7.5	8.6
Consumer Staples	7.4	8.2
Telecommunication Services	5.6	5.5
Health Care	4.9	3.2
Information Technology	4.6	4.2
Consumer Discretionary	3.3	2.3
Market Sectors may include more than one industry category.

The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2015, the fund did not have more than 25% of its assets invested in any one industry.

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 0.2%
Pizza Pizza Royalty Corp.	67,700	$ 799,606
Whistler Blackcomb Holdings, Inc.	191,000	2,887,559
		3,687,165
Media - 0.7%
MDC Partners, Inc. Class A (sub. vtg.)	170,300	3,566,082
Quebecor, Inc. Class B (sub. vtg.)	371,700	10,222,135
		13,788,217
Specialty Retail - 1.2%
AutoCanada, Inc. (d)	168,300	5,572,801
RONA, Inc.	1,246,600	16,407,798
		21,980,599
Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc.	694,190	22,002,342
TOTAL CONSUMER DISCRETIONARY		61,458,323
CONSUMER STAPLES - 7.4%
Food & Staples Retailing - 6.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	981,400	37,564,071
George Weston Ltd.	345,800	28,563,969
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,200,600	23,365,179
Metro, Inc. Class A (sub. vtg.)	598,695	17,308,315
North West Co., Inc.	580,000	11,902,860
		118,704,394
Food Products - 0.4%
Mead Johnson Nutrition Co. Class A	80,900	7,759,928
Household Products - 0.2%
Energizer Holdings, Inc.	26,900	3,675,078
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	172,500	9,477,778
TOTAL CONSUMER STAPLES		139,617,178
ENERGY - 23.1%
Energy Equipment & Services - 1.2%
Pason Systems, Inc.	656,100	11,811,431
ZCL Composites, Inc. (e)	1,660,200	10,581,797
		22,393,228
Oil, Gas & Consumable Fuels - 21.9%
ARC Resources Ltd. (d)	1,325,500	27,125,234
Canadian Natural Resources Ltd.	663,598	22,050,264
Enbridge, Inc.	1,713,800	89,574,992
Imperial Oil Ltd.	1,214,700	53,541,439
Keyera Corp.	899,304	31,656,395
Painted Pony Petroleum Ltd. (a)	1,102,500	6,826,088

	Shares	Value
Paramount Resources Ltd. Class A (a)	192,100	$ 5,682,593
Parkland Fuel Corp.	505,100	11,027,214
Peyto Exploration & Development Corp.	481,200	13,987,305
PrairieSky Royalty Ltd. (d)	335,763	9,219,916
Raging River Exploration, Inc. (a)	729,300	5,712,296
Spartan Energy Corp. (a)	3,645,000	10,302,072
Suncor Energy, Inc.	3,002,600	97,780,484
Vermilion Energy, Inc. (d)	230,100	11,076,840
Whitecap Resources, Inc.	1,319,800	16,353,925
		411,917,057
TOTAL ENERGY		434,310,285
FINANCIALS - 30.7%
Banks - 19.5%
Bank of Nova Scotia	557,100	30,720,152
National Bank of Canada (d)	868,600	35,096,768
Royal Bank of Canada (d)	2,353,300	156,256,001
The Toronto-Dominion Bank	3,132,000	144,593,784
		366,666,705
Capital Markets - 0.4%
Gluskin Sheff + Associates, Inc. (d)	341,700	8,048,996
Insurance - 9.1%
Fairfax Financial Holdings Ltd. (sub. vtg.)	47,600	25,999,503
Intact Financial Corp.	554,225	42,688,876
Manulife Financial Corp.	596,900	10,864,421
Power Corp. of Canada (sub. vtg.) (d)	1,410,600	38,757,886
Sun Life Financial, Inc.	1,640,200	52,489,119
		170,799,805
Real Estate Investment Trusts - 1.7%
Allied Properties (REIT)	455,700	15,108,164
H&R REIT/H&R Finance Trust	821,400	15,760,804
		30,868,968
TOTAL FINANCIALS		576,384,474
HEALTH CARE - 4.9%
Health Care Equipment & Supplies - 0.1%
Novadaq Technologies, Inc. (a)	142,687	1,542,447
Pharmaceuticals - 4.8%
Actavis PLC (a)	29,427	8,323,721
Valeant Pharmaceuticals International (Canada) (a)	374,171	81,139,129
		89,462,850
TOTAL HEALTH CARE		91,005,297
INDUSTRIALS - 7.5%
Airlines - 0.6%
WestJet Airlines Ltd.	459,800	10,392,661
Machinery - 0.1%
AG Growth International, Inc.	59,000	2,557,074
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.7%
Stantec, Inc.	451,300	$ 12,190,524
Road & Rail - 6.1%
Canadian National Railway Co.	1,573,400	101,589,606
TransForce, Inc.	602,900	13,617,095
		115,206,701
TOTAL INDUSTRIALS		140,346,960
INFORMATION TECHNOLOGY - 4.6%
Electronic Equipment & Components - 0.6%
Avigilon Corp. (a)(d)	614,600	10,605,862
IT Services - 1.6%
CGI Group, Inc. Class A (sub. vtg.) (a)	708,100	29,802,999
Software - 2.4%
Constellation Software, Inc.	57,700	22,620,887
Constellation Software, Inc. rights 9/15/15 (a)	60,100	17,933
Micro Focus International PLC	243,700	4,690,528
Open Text Corp.	372,714	18,831,865
		46,161,213
TOTAL INFORMATION TECHNOLOGY		86,570,074
MATERIALS - 10.8%
Chemicals - 2.1%
Agrium, Inc.	192,400	19,933,693
LyondellBasell Industries NV Class A	29,500	3,053,840
Potash Corp. of Saskatchewan, Inc.	489,900	15,998,392
		38,985,925
Containers & Packaging - 1.4%
CCL Industries, Inc. Class B	174,700	20,085,070
Winpak Ltd.	212,100	6,893,030
		26,978,100
Metals & Mining - 5.9%
Agnico Eagle Mines Ltd. (Canada)	474,800	14,371,899
Barrick Gold Corp.	353,100	4,588,983
Eldorado Gold Corp.	2,258,500	11,250,381
Freeport-McMoRan, Inc.	419,200	9,754,784
Labrador Iron Ore Royalty Corp. (d)	408,300	4,873,203
Lundin Mining Corp. (a)	2,890,200	14,373,145
Randgold Resources Ltd.	159,600	12,145,671
Romarco Minerals, Inc. (a)	7,369,800	2,779,328
Royal Gold, Inc.	156,000	10,066,680
Silver Wheaton Corp.	786,800	15,520,796
Tahoe Resources, Inc.	450,200	6,362,130
Torex Gold Resources, Inc. (a)	5,533,400	5,136,683
		111,223,683

	Shares	Value
Paper & Forest Products - 1.4%
Stella-Jones, Inc.	259,800	$ 9,364,859
West Fraser Timber Co. Ltd.	309,100	15,904,623
		25,269,482
TOTAL MATERIALS		202,457,190
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 3.0%
TELUS Corp.	529,300	18,307,243
TELUS Corp.	1,100,000	38,046,415
		56,353,658
Wireless Telecommunication Services - 2.6%
Rogers Communications, Inc. Class B (non-vtg.) (d)	1,372,800	49,040,763
TOTAL TELECOMMUNICATION SERVICES		105,394,421
TOTAL COMMON STOCKS (Cost $1,439,487,112)		1,837,544,202
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.15% (b)	35,037,894	35,037,894
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	89,134,257	89,134,257
TOTAL MONEY MARKET FUNDS (Cost $124,172,151)		124,172,151
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,563,659,263)		1,961,716,353
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(84,847,758)
NET ASSETS - 100%		$ 1,876,868,595
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,682
Fidelity Securities Lending Cash Central Fund	1,282,153
Total	$ 1,301,835
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ZCL Composites, Inc.	$ 5,395,486	$ 6,554,081	$ 1,525,268	$ 110,374	$ 10,581,797
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 61,458,323	$ 61,458,323	$ -	$ -
Consumer Staples	139,617,178	130,139,400	9,477,778	-
Energy	434,310,285	434,310,285	-	-
Financials	576,384,474	576,384,474	-	-
Health Care	91,005,297	91,005,297	-	-
Industrials	140,346,960	140,346,960	-	-
Information Technology	86,570,074	81,879,546	4,690,528	-
Materials	202,457,190	190,311,519	12,145,671	-
Telecommunication Services	105,394,421	105,394,421	-	-
Money Market Funds	124,172,151	124,172,151	-	-
Total Investments in Securities:	$ 1,961,716,353	$ 1,935,402,376	$ 26,313,977	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,983,859) - See accompanying schedule: Unaffiliated issuers (cost $1,429,660,671)	$ 1,826,962,405
Fidelity Central Funds (cost $124,172,151)	124,172,151
Other affiliated issuers (cost $9,826,441)	10,581,797
Total Investments (cost $1,563,659,263)		$ 1,961,716,353
Foreign currency held at value (cost $90,160)		90,045
Receivable for investments sold		14,718,171
Receivable for fund shares sold		412,442
Dividends receivable		3,757,314
Distributions receivable from Fidelity Central Funds		335,136
Prepaid expenses		1,699
Other receivables		5,249
Total assets		1,981,036,409

Liabilities
Payable for investments purchased	$ 10,428,933
Payable for fund shares redeemed	2,818,712
Accrued management fee	1,286,975
Distribution and service plan fees payable	54,811
Other affiliated payables	401,483
Other payables and accrued expenses	42,643
Collateral on securities loaned, at value	89,134,257
Total liabilities		104,167,814

Net Assets		$ 1,876,868,595
Net Assets consist of:
Paid in capital		$ 1,475,424,478
Undistributed net investment income		7,827,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,473,300)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		398,089,443
Net Assets		$ 1,876,868,595

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($79,836,553 ÷ 1,521,345 shares)	$ 52.48

Maximum offering price per share (100/94.25 of $52.48)	$ 55.68
Class T: Net Asset Value and redemption price per share ($17,419,645 ÷ 333,350 shares)	$ 52.26

Maximum offering price per share (100/96.50 of $52.26)	$ 54.16
Class B: Net Asset Value and offering price per share ($4,748,852 ÷ 92,224 shares)A	$ 51.49

Class C: Net Asset Value and offering price per share ($31,869,620 ÷ 621,903 shares)A	$ 51.25

Canada: Net Asset Value, offering price and redemption price per share ($1,720,760,628 ÷ 32,616,269 shares)	$ 52.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,233,297 ÷ 422,558 shares)	$ 52.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)
Investment Income
Dividends (including $110,374 earned from other affiliated issuers)		$ 25,413,123
Interest		690
Income from Fidelity Central Funds (including $1,282,153 from security lending)		1,301,835
Income before foreign taxes withheld		26,715,648
Less foreign taxes withheld		(3,656,480)
Total income		23,059,168

Expenses
Management fee Basic fee	$ 7,061,376
Performance adjustment	1,663,305
Transfer agent fees	2,089,872
Distribution and service plan fees	354,148
Accounting and security lending fees	456,176
Custodian fees and expenses	19,102
Independent trustees' compensation	4,128
Registration fees	68,848
Audit	38,332
Legal	3,737
Miscellaneous	5,959
Total expenses before reductions	11,764,983
Expense reductions	(24,713)	11,740,270
Net investment income (loss)		11,318,898
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(127,663)
Other affiliated issuers	(348,825)
Foreign currency transactions	(161,307)
Total net realized gain (loss)		(637,795)
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,470,021)
Assets and liabilities in foreign currencies	40,767
Total change in net unrealized appreciation (depreciation)		(34,429,254)
Net gain (loss)		(35,067,049)
Net increase (decrease) in net assets resulting from operations		$ (23,748,151)

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,318,898	$ 24,923,588
Net realized gain (loss)	(637,795)	290,863,952
Change in net unrealized appreciation (depreciation)	(34,429,254)	(164,747,262)
Net increase (decrease) in net assets resulting from operations	(23,748,151)	151,040,278
Distributions to shareholders from net investment income	(24,029,674)	(9,338,915)
Distributions to shareholders from net realized gain	(262,730,704)	(13,503,099)
Total distributions	(286,760,378)	(22,842,014)
Share transactions - net increase (decrease)	(62,770,611)	(365,686,992)
Redemption fees	106,979	129,289
Total increase (decrease) in net assets	(373,172,161)	(237,359,439)

Net Assets
Beginning of period	2,250,040,756	2,487,400,195
End of period (including undistributed net investment income of $7,827,974 and undistributed net investment income of $20,538,750, respectively)	$ 1,876,868,595	$ 2,250,040,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 60.56	$ 57.31	$ 53.65	$ 52.20	$ 53.81	$ 44.24
Income from Investment Operations
Net investment income (loss) E	.23	.47	.60	.57	.34	.31
Net realized and unrealized gain (loss)	(.59)	3.13	3.63	1.50	(1.17)	9.64
Total from investment operations	(.36)	3.60	4.23	2.07	(.83)	9.95
Distributions from net investment income	(.50)	(.03)	(.57)	(.33)	(.35)	(.39)
Distributions from net realized gain	(7.22)	(.32)	-	(.29)	(.44)	-
Total distributions	(7.72)	(.35)	(.57)	(.62)	(.79)	(.39)
Redemption fees added to paid in capital E	-I	-I	-I	-I	.01	.01
Net asset value, end of period	$ 52.48	$ 60.56	$ 57.31	$ 53.65	$ 52.20	$ 53.81
Total ReturnB, C, D	(.63)%	6.32%	7.98%	4.04%	(1.64)%	22.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41%A	1.29%	1.19%	1.08%	1.12%	1.24%
Expenses net of fee waivers, if any	1.41%A	1.29%	1.19%	1.08%	1.12%	1.24%
Expenses net of all reductions	1.41%A	1.29%	1.18%	1.08%	1.12%	1.18%
Net investment income (loss)	.88%A	.79%	1.11%	1.11%	.59%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,837	$ 95,004	$ 116,661	$ 159,597	$ 215,369	$ 170,446
Portfolio turnover rate G	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 60.22	$ 57.14	$ 53.48	$ 52.01	$ 53.64	$ 44.11
Income from Investment Operations
Net investment income (loss) E	.15	.29	.45	.43	.17	.18
Net realized and unrealized gain (loss)	(.59)	3.11	3.63	1.49	(1.16)	9.60
Total from investment operations	(.44)	3.40	4.08	1.92	(.99)	9.78
Distributions from net investment income	(.30)	-	(.42)	(.16)	(.21)	(.26)
Distributions from net realized gain	(7.22)	(.32)	-	(.29)	(.44)	-
Total distributions	(7.52)	(.32)	(.42)	(.45)	(.65)	(.26)
Redemption fees added to paid in capital E	-I	-I	-I	-I	.01	.01
Net asset value, end of period	$ 52.26	$ 60.22	$ 57.14	$ 53.48	$ 52.01	$ 53.64
Total ReturnB, C, D	(.78)%	5.99%	7.69%	3.74%	(1.93)%	22.27%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73%A	1.59%	1.47%	1.36%	1.42%	1.51%
Expenses net of fee waivers, if any	1.73%A	1.59%	1.47%	1.36%	1.42%	1.51%
Expenses net of all reductions	1.73%A	1.59%	1.46%	1.36%	1.42%	1.46%
Net investment income (loss)	.56%A	.48%	.83%	.83%	.30%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,420	$ 21,989	$ 23,751	$ 29,626	$ 34,323	$ 31,522
Portfolio turnover rate G	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.27	$ 56.53	$ 52.89	$ 51.37	$ 53.03	$ 43.68
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.18	.17	(.11)	(.07)
Net realized and unrealized gain (loss)	(.58)	3.07	3.60	1.49	(1.14)	9.50
Total from investment operations	(.56)	3.06	3.78	1.66	(1.25)	9.43
Distributions from net investment income	-	-	(.14)	-	(.01)	(.09)
Distributions from net realized gain	(7.22)	(.32)	-	(.14)	(.41)	-
Total distributions	(7.22)	(.32)	(.14)	(.14)	(.42)	(.09)
Redemption fees added to paid in capital E	-I	-I	-I	-I	.01	.01
Net asset value, end of period	$ 51.49	$ 59.27	$ 56.53	$ 52.89	$ 51.37	$ 53.03
Total ReturnB, C, D	(1.02)%	5.45%	7.17%	3.25%	(2.41)%	21.64%
Ratios to Average Net Assets F, H
Expenses before reductions	2.20%A	2.09%	1.96%	1.85%	1.91%	2.01%
Expenses net of fee waivers, if any	2.20%A	2.09%	1.96%	1.85%	1.91%	2.01%
Expenses net of all reductions	2.20%A	2.09%	1.95%	1.85%	1.91%	1.96%
Net investment income (loss)	.09%A	(.01)%	.34%	.34%	(.20)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,749	$ 6,290	$ 7,737	$ 9,804	$ 11,866	$ 13,464
Portfolio turnover rate G	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 56.27	$ 52.61	$ 51.19	$ 52.87	$ 43.60
Income from Investment Operations
Net investment income (loss) E	.03	.02	.20	.19	(.08)	(.06)
Net realized and unrealized gain (loss)	(.58)	3.07	3.58	1.46	(1.14)	9.48
Total from investment operations	(.55)	3.09	3.78	1.65	(1.22)	9.42
Distributions from net investment income	(.02)	-	(.12)	-	(.03)	(.16)
Distributions from net realized gain	(7.22)	(.32)	-	(.23)	(.44)	-
Total distributions	(7.24)	(.32)	(.12)	(.23)	(.47)	(.16)
Redemption fees added to paid in capital E	-I	-I	-I	-I	.01	.01
Net asset value, end of period	$ 51.25	$ 59.04	$ 56.27	$ 52.61	$ 51.19	$ 52.87
Total ReturnB, C, D	(1.00)%	5.53%	7.21%	3.26%	(2.36)%	21.68%
Ratios to Average Net Assets F, H
Expenses before reductions	2.17%A	2.03%	1.93%	1.82%	1.86%	1.99%
Expenses net of fee waivers, if any	2.17%A	2.03%	1.92%	1.82%	1.86%	1.99%
Expenses net of all reductions	2.17%A	2.03%	1.92%	1.82%	1.86%	1.94%
Net investment income (loss)	.12%A	.04%	.37%	.37%	(.15)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,870	$ 38,749	$ 46,040	$ 66,500	$ 87,990	$ 54,052
Portfolio turnover rateG	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 60.95	$ 57.72	$ 54.05	$ 52.59	$ 54.14	$ 44.46
Income from Investment Operations
Net investment income (loss) D	.31	.66	.77	.73	.52	.46
Net realized and unrealized gain (loss)	(.59)	3.13	3.66	1.51	(1.18)	9.68
Total from investment operations	(.28)	3.79	4.43	2.24	(.66)	10.14
Distributions from net investment income	(.69)	(.24)	(.76)	(.49)	(.46)	(.47)
Distributions from net realized gain	(7.22)	(.32)	-	(.29)	(.44)	-
Total distributions	(7.91)	(.56)	(.76)	(.78)	(.90)	(.47)
Redemption fees added to paid in capital D	-H	-H	-H	-H	.01	.01
Net asset value, end of period	$ 52.76	$ 60.95	$ 57.72	$ 54.05	$ 52.59	$ 54.14
Total ReturnB, C	(.48)%	6.64%	8.32%	4.36%	(1.33)%	22.97%
Ratios to Average Net Assets E, G
Expenses before reductions	1.13%A	.98%	.87%	.77%	.82%	.94%
Expenses net of fee waivers, if any	1.13%A	.98%	.87%	.77%	.82%	.94%
Expenses net of all reductions	1.13%A	.98%	.86%	.77%	.82%	.89%
Net investment income (loss)	1.16%A	1.09%	1.42%	1.42%	.90%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,720,761	$ 2,057,843	$ 2,262,380	$ 2,992,597	$ 3,778,765	$ 3,953,693
Portfolio turnover rateF	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 60.80	$ 57.57	$ 53.91	$ 52.44	$ 54.02	$ 44.39
Income from Investment Operations
Net investment income (loss) D	.31	.65	.78	.74	.51	.46
Net realized and unrealized gain (loss)	(.59)	3.12	3.64	1.50	(1.18)	9.65
Total from investment operations	(.28)	3.77	4.42	2.24	(.67)	10.11
Distributions from net investment income	(.68)	(.22)	(.76)	(.48)	(.48)	(.49)
Distributions from net realized gain	(7.22)	(.32)	-	(.29)	(.44)	-
Total distributions	(7.90)	(.54)	(.76)	(.77)	(.92)	(.49)
Redemption fees added to paid in capital D	-H	-H	-H	-H	.01	.01
Net asset value, end of period	$ 52.62	$ 60.80	$ 57.57	$ 53.91	$ 52.44	$ 54.02
Total ReturnB, C	(.47)%	6.62%	8.34%	4.38%	(1.35)%	22.94%
Ratios to Average Net Assets E, G
Expenses before reductions	1.11%A	1.00%	.86%	.76%	.82%	.95%
Expenses net of fee waivers, if any	1.11%A	1.00%	.86%	.76%	.82%	.95%
Expenses net of all reductions	1.11%A	1.00%	.85%	.76%	.82%	.90%
Net investment income (loss)	1.18%A	1.08%	1.43%	1.42%	.89%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,233	$ 30,165	$ 30,831	$ 59,245	$ 68,112	$ 46,737
Portfolio turnover rateF	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Canada and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 458,564,043
Gross unrealized depreciation	(64,844,477)
Net unrealized appreciation (depreciation) on securities	$ 393,719,566

Tax cost	$ 1,567,996,787

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $262,505,678 and $590,711,865, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 108,098	$ 3,759
Class T	.25%	.25%	47,316	725
Class B	.75%	.25%	27,053	20,358
Class C	.75%	.25%	171,681	8,391
			$ 354,148	$ 33,233

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,685
Class T	2,024
Class B*	3,581
Class C*	1,037
$ 15,327

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 101,162.23
Class T	28,762.30
Class B	7,285.27
Class C	41,249.24
Canada	1,887,847.20
Institutional Class	23,567.19
	$ 2,089,872

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $276 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,655 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,800,330. Security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $19,937 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,697 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Canada expenses during the period in the amount of $15,012.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 783,478	$ 53,142
Class T	106,245	-
Class C	12,920	-
Canada	22,800,214	9,173,811
Institutional Class	326,817	111,962
Total	$ 24,029,674	$ 9,338,915
From net realized gain
Class A	$ 11,358,847	$ 629,831
Class T	2,548,483	130,152
Class B	742,098	42,217
Class C	4,664,328	256,584
Canada	239,967,215	12,282,929
Institutional Class	3,449,733	161,386
Total	$ 262,730,704	$ 13,503,099

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	118,017	144,381	$ 6,407,912	$ 8,740,780
Reinvestment of distributions	200,582	9,784	10,552,616	552,980
Shares redeemed	(366,136)	(620,817)	(18,922,208)	(36,791,904)
Net increase (decrease)	(47,537)	(466,652)	$ (1,961,680)	$ (27,498,144)
Class T
Shares sold	13,348	29,501	$ 699,517	$ 1,790,320
Reinvestment of distributions	49,518	2,264	2,597,730	127,592
Shares redeemed	(94,654)	(82,268)	(4,881,474)	(4,830,983)
Net increase (decrease)	(31,788)	(50,503)	$ (1,584,227)	$ (2,913,071)
Class B
Shares sold	1,646	547	$ 85,015	$ 32,504
Reinvestment of distributions	12,380	630	641,184	35,107
Shares redeemed	(27,918)	(31,942)	(1,420,784)	(1,874,606)
Net increase (decrease)	(13,892)	(30,765)	$ (694,585)	$ (1,806,995)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	32,171	50,749	$ 1,664,165	$ 2,984,240
Reinvestment of distributions	75,003	3,715	3,864,885	206,074
Shares redeemed	(141,619)	(216,291)	(7,130,852)	(12,480,545)
Net increase (decrease)	(34,445)	(161,827)	$ (1,601,802)	$ (9,290,231)
Canada
Shares sold	792,276	1,968,387	$ 41,470,947	$ 119,959,708
Reinvestment of distributions	4,716,591	358,786	249,177,482	20,353,959
Shares redeemed	(6,655,960)	(7,758,261)	(343,808,869)	(462,389,717)
Net increase (decrease)	(1,147,093)	(5,431,088)	$ (53,160,440)	$ (322,076,050)
Institutional Class
Shares sold	52,286	331,645	$ 2,732,648	$ 20,156,294
Reinvestment of distributions	49,883	3,804	2,628,352	215,319
Shares redeemed	(175,747)	(374,817)	(9,128,877)	(22,474,114)
Net increase (decrease)	(73,578)	(39,368)	$ (3,767,877)	$ (2,102,501)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACAN-USAN-0615
1.843167.107

Fidelity Advisor®

Japan

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Japan Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.11%
Actual		$ 1,000.00	$ 1,062.80	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Class T	1.44%
Actual		$ 1,000.00	$ 1,061.10	$ 7.36
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.92%
Actual		$ 1,000.00	$ 1,058.40	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 9.59
Class C	1.82%
Actual		$ 1,000.00	$ 1,059.60	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Japan	.81%
Actual		$ 1,000.00	$ 1,064.60	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,064.40	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan	90.3%
United States of America*	7.5%
Korea (South)	1.8%
Singapore	0.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan	96.0%
United States of America*	2.4%
Korea (South)	1.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	92.5	97.6
Short-Term Investments and Net Other Assets (Liabilities)	7.5	2.4
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Astellas Pharma, Inc. (Pharmaceuticals)	4.7	5.5
Mitsubishi UFJ Financial Group, Inc. (Banks)	4.1	3.8
East Japan Railway Co. (Road & Rail)	4.1	4.3
KDDI Corp. (Wireless Telecommunication Services)	3.4	3.5
Honda Motor Co. Ltd. (Automobiles)	3.2	3.8
Hoya Corp. (Electronic Equipment & Components)	3.2	4.5
Hitachi Ltd. (Electronic Equipment & Components)	3.2	2.7
SoftBank Corp. (Wireless Telecommunication Services)	3.1	3.3
ORIX Corp. (Diversified Financial Services)	3.1	3.1
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	2.9	3.4
	35.0
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.0	21.2
Financials	19.2	18.0
Information Technology	16.8	15.1
Industrials	12.1	13.5
Health Care	10.0	8.0
Telecommunication Services	7.5	8.8
Consumer Staples	3.8	7.7
Materials	3.1	2.9
Utilities	0.0	1.8
Energy	0.0	0.6

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 3.6%
Bridgestone Corp.	236,400	$ 9,901,304
NGK Spark Plug Co. Ltd.	128,300	3,592,829
Sumitomo Electric Industries Ltd.	351,900	4,971,700
		18,465,833
Automobiles - 10.0%
Honda Motor Co. Ltd.	495,700	16,618,531
Isuzu Motors Ltd.	258,800	3,430,087
Mazda Motor Corp.	276,900	5,427,793
Suzuki Motor Corp.	376,800	12,178,980
Toyota Motor Corp.	190,800	13,281,423
		50,936,814
Household Durables - 3.5%
Casio Computer Co. Ltd. (d)	144,300	2,917,507
Iida Group Holdings Co. Ltd.	339,400	4,555,324
Nihon House Holdings Co. Ltd. (d)	336,600	1,570,160
Rinnai Corp.	25,800	1,957,525
Sony Corp.	232,400	7,025,857
		18,026,373
Internet & Catalog Retail - 0.4%
Rakuten, Inc.	121,900	2,129,648
Leisure Products - 0.2%
Sega Sammy Holdings, Inc.	83,300	1,162,900
Multiline Retail - 0.4%
Don Quijote Holdings Co. Ltd.	27,500	2,098,096
Textiles, Apparel & Luxury Goods - 1.9%
Japan Tobacco, Inc.	276,100	9,641,650
TOTAL CONSUMER DISCRETIONARY		102,461,314
CONSUMER STAPLES - 3.8%
Beverages - 1.0%
Asahi Group Holdings	156,000	5,016,498
Food & Staples Retailing - 2.8%
Seven & i Holdings Co. Ltd.	158,200	6,800,123
Sundrug Co. Ltd.	56,600	2,840,338
Tsuruha Holdings, Inc.	24,800	1,798,713
Welcia Holdings Co. Ltd. (d)	72,700	3,178,975
		14,618,149
TOTAL CONSUMER STAPLES		19,634,647
FINANCIALS - 19.2%
Banks - 5.9%
Mitsubishi UFJ Financial Group, Inc.	2,986,700	21,218,562
Sumitomo Mitsui Financial Group, Inc.	205,000	8,951,243
		30,169,805
Capital Markets - 0.6%
Monex Group, Inc.	1,190,400	3,235,402

	Shares	Value
Consumer Finance - 1.6%
ACOM Co. Ltd. (a)(d)	2,413,300	$ 8,012,998
Diversified Financial Services - 4.3%
Japan Exchange Group, Inc.	218,100	6,301,382
ORIX Corp.	1,021,800	15,713,650
		22,015,032
Insurance - 2.2%
Tokio Marine Holdings, Inc.	275,100	11,214,647
Real Estate Investment Trusts - 0.7%
Parkway Life (REIT)	1,109,000	2,053,393
Sekisui House (REIT), Inc. (a)	1,502	1,781,689
		3,835,082
Real Estate Management & Development - 3.9%
AEON MALL Co. Ltd.	282,700	5,273,463
Mitsui Fudosan Co. Ltd.	494,000	14,644,286
		19,917,749
TOTAL FINANCIALS		98,400,715
HEALTH CARE - 10.0%
Health Care Equipment & Supplies - 1.4%
Olympus Corp. (a)	195,700	7,047,157
Health Care Providers & Services - 3.9%
Message Co. Ltd. (d)	243,700	7,555,237
Miraca Holdings, Inc.	104,100	5,237,214
Ship Healthcare Holdings, Inc.	295,700	7,226,958
		20,019,409
Pharmaceuticals - 4.7%
Astellas Pharma, Inc.	1,528,500	23,799,814
TOTAL HEALTH CARE		50,866,380
INDUSTRIALS - 12.1%
Building Products - 0.5%
LIXIL Group Corp.	134,600	2,805,540
Construction & Engineering - 0.7%
Toshiba Plant Systems & Services Corp.	246,000	3,420,368
Electrical Equipment - 3.1%
Mitsubishi Electric Corp.	641,000	8,371,274
Nidec Corp. (d)	99,000	7,405,676
		15,776,950
Industrial Conglomerates - 1.1%
Toshiba Corp.	1,445,000	5,789,479
Machinery - 1.6%
Komatsu Ltd.	113,100	2,275,473
Makita Corp.	117,000	5,838,800
		8,114,273
Professional Services - 0.3%
Funai Soken Holdings, Inc.	145,800	1,471,785
Road & Rail - 4.1%
East Japan Railway Co.	234,900	20,762,118
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
Misumi Group, Inc.	96,100	$ 3,606,453
TOTAL INDUSTRIALS		61,746,966
INFORMATION TECHNOLOGY - 16.8%
Electronic Equipment & Components - 10.4%
Azbil Corp.	207,200	5,458,080
Hitachi Ltd.	2,358,000	16,088,406
Hoya Corp.	430,200	16,580,294
OMRON Corp.	66,500	3,053,551
Shimadzu Corp.	792,000	9,263,887
TDK Corp.	34,900	2,513,926
		52,958,144
Internet Software & Services - 3.4%
DeNA Co. Ltd. (d)	168,500	3,365,961
Kakaku.com, Inc. (d)	617,000	9,568,417
NAVER Corp.	7,649	4,615,917
		17,550,295
Semiconductors & Semiconductor Equipment - 1.4%
Sanken Electric Co. Ltd.	626,000	4,787,139
Sumco Corp.	150,200	2,266,246
		7,053,385
Technology Hardware, Storage & Peripherals - 1.6%
NEC Corp.	1,043,000	3,470,073
Samsung Electronics Co. Ltd.	3,718	4,867,080
		8,337,153
TOTAL INFORMATION TECHNOLOGY		85,898,977
MATERIALS - 3.1%
Chemicals - 2.5%
JSR Corp.	289,800	4,943,245
Shin-Etsu Chemical Co. Ltd.	132,600	8,105,685
		13,048,930
Metals & Mining - 0.6%
Kobe Steel Ltd.	806,000	1,464,977
Yamato Kogyo Co. Ltd.	58,400	1,374,030
		2,839,007
TOTAL MATERIALS		15,887,937

	Shares	Value
TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 1.0%
Nippon Telegraph & Telephone Corp.	72,400	$ 4,888,810
Wireless Telecommunication Services - 6.5%
KDDI Corp.	738,000	17,462,809
SoftBank Corp.	252,100	15,758,860
		33,221,669
TOTAL TELECOMMUNICATION SERVICES		38,110,479
TOTAL COMMON STOCKS (Cost $440,729,278)		473,007,415
Money Market Funds - 11.6%

Fidelity Cash Central Fund, 0.15% (b)	35,525,225	35,525,225
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	24,006,616	24,006,616
TOTAL MONEY MARKET FUNDS (Cost $59,531,841)		59,531,841
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $500,261,119)		532,539,256
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(21,046,122)
NET ASSETS - 100%		$ 511,493,134
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,310
Fidelity Securities Lending Cash Central Fund	29,222
Total	$ 33,532
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 102,461,314	$ -	$ 102,461,314	$ -
Consumer Staples	19,634,647	-	19,634,647	-
Financials	98,400,715	2,053,393	96,347,322	-
Health Care	50,866,380	-	50,866,380	-
Industrials	61,746,966	-	61,746,966	-
Information Technology	85,898,977	9,482,997	76,415,980	-
Materials	15,887,937	-	15,887,937	-
Telecommunication Services	38,110,479	-	38,110,479	-
Money Market Funds	59,531,841	59,531,841	-	-
Total Investments in Securities:	$ 532,539,256	$ 71,068,231	$ 461,471,025	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,811,689) - See accompanying schedule: Unaffiliated issuers (cost $440,729,278)	$ 473,007,415
Fidelity Central Funds (cost $59,531,841)	59,531,841
Total Investments (cost $500,261,119)		$ 532,539,256
Cash		10,121
Receivable for investments sold		1,594,762
Receivable for fund shares sold		3,012,724
Dividends receivable		3,061,863
Distributions receivable from Fidelity Central Funds		9,390
Prepaid expenses		348
Other receivables		622
Total assets		540,229,086

Liabilities
Payable for investments purchased	$ 3,966,053
Payable for fund shares redeemed	399,433
Accrued management fee	204,213
Distribution and service plan fees payable	17,606
Other affiliated payables	95,341
Other payables and accrued expenses	46,690
Collateral on securities loaned, at value	24,006,616
Total liabilities		28,735,952

Net Assets		$ 511,493,134
Net Assets consist of:
Paid in capital		$ 659,867,879
Undistributed net investment income		1,622,768
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(182,270,942)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,273,429
Net Assets		$ 511,493,134

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,442,290 ÷ 1,576,664 shares)	$ 12.33

Maximum offering price per share (100/94.25 of $12.33)	$ 13.08
Class T: Net Asset Value and redemption price per share ($4,449,114 ÷ 360,954 shares)	$ 12.33

Maximum offering price per share (100/96.50 of $12.33)	$ 12.78
Class B: Net Asset Value and offering price per share ($428,034 ÷ 34,720 shares)A	$ 12.33

Class C: Net Asset Value and offering price per share ($14,178,578 ÷ 1,155,907 shares)A	$ 12.27

Japan: Net Asset Value, offering price and redemption price per share ($457,130,101 ÷ 37,013,957 shares)	$ 12.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,865,017 ÷ 1,287,252 shares)	$ 12.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 4,021,326
Income from Fidelity Central Funds		33,532
Income before foreign taxes withheld		4,054,858
Less foreign taxes withheld		(406,804)
Total income		3,648,054

Expenses
Management fee Basic fee	$ 1,592,218
Performance adjustment	(423,430)
Transfer agent fees	436,644
Distribution and service plan fees	97,472
Accounting and security lending fees	119,428
Custodian fees and expenses	24,178
Independent trustees' compensation	921
Registration fees	67,071
Audit	39,800
Legal	698
Miscellaneous	1,764
Total expenses before reductions	1,956,764
Expense reductions	(1,452)	1,955,312
Net investment income (loss)		1,692,742
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(187,265)
Foreign currency transactions	(232,846)
Total net realized gain (loss)		(420,111)
Change in net unrealized appreciation (depreciation) on: Investment securities	24,902,961
Assets and liabilities in foreign currencies	37,979
Total change in net unrealized appreciation (depreciation)		24,940,940
Net gain (loss)		24,520,829
Net increase (decrease) in net assets resulting from operations		$ 26,213,571

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,692,742	$ 3,447,815
Net realized gain (loss)	(420,111)	(3,239,373)
Change in net unrealized appreciation (depreciation)	24,940,940	(11,748,802)
Net increase (decrease) in net assets resulting from operations	26,213,571	(11,540,360)
Distributions to shareholders from net investment income	(3,310,432)	(4,561,447)
Distributions to shareholders from net realized gain	-	(402,380)
Total distributions	(3,310,432)	(4,963,827)
Share transactions - net increase (decrease)	13,605,778	(48,052,746)
Redemption fees	49,730	110,748
Total increase (decrease) in net assets	36,558,647	(64,446,185)

Net Assets
Beginning of period	474,934,487	539,380,672
End of period (including undistributed net investment income of $1,622,768 and undistributed net investment income of $3,240,458, respectively)	$ 511,493,134	$ 474,934,487

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 12.00	$ 9.30	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.03	.05	.08	.09	.09
Net realized and unrealized gain (loss)	.70	(.31)	2.80	(.15)	(1.39)
Total from investment operations	.73	(.26)	2.88	(.06)	(1.30)
Distributions from net investment income	(.05)	(.08)	(.11)	(.13)	-
Distributions from net realized gain	-	(.01)	(.08)	(.05)	-
Total distributions	(.05)	(.09)	(.19)	(.18)	-
Redemption fees added to paid in capital E	- K	- K	.01	- K	.01
Net asset value, end of period	$ 12.33	$ 11.65	$ 12.00	$ 9.30	$ 9.54
Total ReturnB, C, D	6.28%	(2.18)%	31.58%	(.64)%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11%A	1.23%	1.26%	1.42%	1.20%A
Expenses net of fee waivers, if any	1.11%A	1.23%	1.26%	1.38%	1.20%A
Expenses net of all reductions	1.11%A	1.23%	1.25%	1.36%	1.16%A
Net investment income (loss)	.49% A	.41%	.75%	.94%	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,442	$ 21,352	$ 20,520	$ 9,495	$ 13,208
Portfolio turnover rate G	47% A	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.96	$ 9.28	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.01	.01	.05	.06	.07
Net realized and unrealized gain (loss)	.70	(.30)	2.78	(.13)	(1.40)
Total from investment operations	.71	(.29)	2.83	(.07)	(1.33)
Distributions from net investment income	-	(.04)	(.08)	(.11)	-
Distributions from net realized gain	-	(.01)	(.08)	(.05)	-
Total distributions	-	(.05)	(.16)	(.16)	-
Redemption fees added to paid in capital E	- K	- K	.01	- K	.01
Net asset value, end of period	$ 12.33	$ 11.62	$ 11.96	$ 9.28	$ 9.51
Total ReturnB, C, D	6.11%	(2.42)%	31.04%	(.75)%	(12.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44%A	1.54%	1.55%	1.70%	1.48%A
Expenses net of fee waivers, if any	1.44%A	1.54%	1.55%	1.66%	1.48%A
Expenses net of all reductions	1.44%A	1.54%	1.53%	1.64%	1.44%A
Net investment income (loss)	.16% A	.10%	.46%	.66%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,449	$ 4,104	$ 5,357	$ 3,934	$ 4,643
Portfolio turnover rate G	47% A	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 12.00	$ 9.26	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	- K	.02	.02
Net realized and unrealized gain (loss)	.70	(.31)	2.80	(.14)	(1.39)
Total from investment operations	.68	(.35)	2.80	(.12)	(1.37)
Distributions from net investment income	-	-	-	(.04)	-
Distributions from net realized gain	-	-	(.07)	(.05)	-
Total distributions	-	-	(.07)	(.09)	-
Redemption fees added to paid in capital E	- K	- K	.01	- K	.01
Net asset value, end of period	$ 12.33	$ 11.65	$ 12.00	$ 9.26	$ 9.47
Total ReturnB, C, D	5.84%	(2.92)%	30.52%	(1.24)%	(12.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92%A	2.02%	2.02%	2.17%	1.95%A
Expenses net of fee waivers, if any	1.92%A	2.02%	2.02%	2.13%	1.95%A
Expenses net of all reductions	1.92%A	2.02%	2.01%	2.11%	1.91%A
Net investment income (loss)	(.32)% A	(.37)%	(.02)%	.19%	.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 428	$ 452	$ 874	$ 1,012	$ 1,458
Portfolio turnover rate G	47% A	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 11.96	$ 9.25	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	- K	.02	.03
Net realized and unrealized gain (loss)	.70	(.32)	2.79	(.14)	(1.39)
Total from investment operations	.69	(.35)	2.79	(.12)	(1.36)
Distributions from net investment income	-	(.03)	(.01)	(.06)	-
Distributions from net realized gain	-	(.01)	(.08)	(.05)	-
Total distributions	-	(.03) L	(.09)	(.11)	-
Redemption fees added to paid in capital E	- K	- K	.01	- K	.01
Net asset value, end of period	$ 12.27	$ 11.58	$ 11.96	$ 9.25	$ 9.48
Total ReturnB, C, D	5.96%	(2.90)%	30.55%	(1.27)%	(12.47)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82%A	1.93%	1.97%	2.15%	1.92%A
Expenses net of fee waivers, if any	1.82%A	1.93%	1.97%	2.11%	1.92%A
Expenses net of all reductions	1.82%A	1.93%	1.95%	2.09%	1.88%A
Net investment income (loss)	(.22)% A	(.29)%	.04%	.21%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,179	$ 13,162	$ 11,824	$ 7,015	$ 8,750
Portfolio turnover rateG	47% A	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share. LTotal distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 12.03	$ 9.34	$ 9.57	$ 10.57	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.05	.09	.12	.12	.15	.10
Net realized and unrealized gain (loss)	.70	(.32)	2.79	(.14)	(.75)	.61
Total from investment operations	.75	(.23)	2.91	(.02)	(.60)	.71
Distributions from net investment income	(.09)	(.11)	(.15)	(.16)	(.20)	(.07)
Distributions from net realized gain	-	(.01)	(.08)	(.05)	(.21)	(.10)
Total distributions	(.09)	(.11) J	(.23)	(.21)	(.41)	(.17)
Redemption fees added to paid in capital D	- I	- I	.01	- I	.01	- I
Net asset value, end of period	$ 12.35	$ 11.69	$ 12.03	$ 9.34	$ 9.57	$ 10.57
Total ReturnB, C	6.46%	(1.90)%	31.92%	(.19)%	(6.00)%	7.12%
Ratios to Average Net Assets E, G
Expenses before reductions	.81%A	.90%	.93%	1.09%	.86%	.93%
Expenses net of fee waivers, if any	.81%A	.90%	.93%	1.06%	.84%	.93%
Expenses net of all reductions	.81%A	.90%	.91%	1.04%	.80%	.93%
Net investment income (loss)	.79% A	.74%	1.08%	1.26%	1.38%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 457,130	$ 415,612	$ 480,773	$ 353,550	$ 450,417	$ 649,316
Portfolio turnover rateF	47% A	112%	68%	52%	134% H	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate does not include the assets acquired in the merger. IAmount represents less than $.01 per share. JTotal distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 12.02	$ 9.33	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.05	.09	.13	.12	.13
Net realized and unrealized gain (loss)	.69	(.32)	2.78	(.14)	(1.40)
Total from investment operations	.74	(.23)	2.91	(.02)	(1.27)
Distributions from net investment income	(.09)	(.12)	(.15)	(.17)	-
Distributions from net realized gain	-	(.01)	(.08)	(.05)	-
Total distributions	(.09)	(.12) K	(.23)	(.22)	-
Redemption fees added to paid in capital D	- J	- J	.01	- J	.01
Net asset value, end of period	$ 12.32	$ 11.67	$ 12.02	$ 9.33	$ 9.57
Total ReturnB, C	6.44%	(1.90)%	32.04%	(.18)%	(11.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80%A	.89%	.90%	1.03%	.79%A
Expenses net of fee waivers, if any	.80%A	.89%	.90%	1.01%	.79%A
Expenses net of all reductions	.80%A	.89%	.88%	.99%	.75%A
Net investment income (loss)	.80% A	.76%	1.11%	1.31%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,865	$ 20,253	$ 20,033	$ 1,488	$ 2,715
Portfolio turnover rateF	47% A	112%	68%	52%	134% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), expiring capital loss carryforwards, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 50,344,709
Gross unrealized depreciation	(21,838,082)
Net unrealized appreciation (depreciation) on securities and other investments	$ 28,506,627

Tax cost	$ 504,032,629

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (3,870,588)
2017	(41,604,070)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	(171,168,558)
No expiration
Short-term	(3,919,546)
Long-term	(2,173,158)
Total no expiration	(6,092,704)
Total capital loss carryforward	$ (177,261,262)

Due to large redemptions in a prior period, $141,955,883 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $5,487,891 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,371,973 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $105,071,328 and $120,043,843, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 21,821	$ 654
Class T	.25%	.25%	9,930	148
Class B	.75%	.25%	2,129	1,602
Class C	.75%	.25%	63,592	18,452
			$ 97,472	$ 20,856

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,671
Class T	1,454
Class B*	7
Class C*	2,776
$ 27,908

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 20,710.24
Class T	6,248.31
Class B	627.29
Class C	12,665.20
Japan	384,076.19
Institutional Class	12,318.17
	$ 436,644

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $355 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $29,222. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $352 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Japan expenses during the period in the amount of $1,100.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 79,823	$ 141,802
Class T	-	19,055
Class C	-	25,435
Japan	3,066,127	4,169,355
Institutional Class	164,482	205,800
Total	$ 3,310,432	$ 4,561,447
From net realized gain
Class A	$ -	$ 15,756
Class T	-	3,988
Class C	-	9,157
Japan	-	357,373
Institutional Class	-	16,106
Total	$ -	$ 402,380

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	409,457	952,008	$ 4,956,746	$ 11,244,440
Reinvestment of distributions	6,565	11,439	74,452	136,237
Shares redeemed	(672,047)	(840,548)	(7,649,077)	(9,766,930)
Net increase (decrease)	(256,025)	122,899	$ (2,617,879)	$ 1,613,747

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	70,805	64,476	$ 843,542	$ 752,702
Reinvestment of distributions	-	1,875	-	22,328
Shares redeemed	(63,130)	(160,810)	(723,971)	(1,872,832)
Net increase (decrease)	7,675	(94,459)	$ 119,571	$ (1,097,802)
Class B
Shares sold	664	818	$ 8,249	$ 10,000
Shares redeemed	(4,750)	(34,849)	(55,599)	(406,096)
Net increase (decrease)	(4,086)	(34,031)	$ (47,350)	$ (396,096)
Class C
Shares sold	220,605	496,705	$ 2,604,188	$ 5,806,151
Reinvestment of distributions	-	2,168	-	25,821
Shares redeemed	(201,087)	(351,222)	(2,274,742)	(4,038,883)
Net increase (decrease)	19,518	147,651	$ 329,446	$ 1,793,089
Japan
Shares sold	7,402,038	4,922,211	$ 90,325,394	$ 57,652,164
Reinvestment of distributions	262,630	370,099	2,980,854	4,407,882
Shares redeemed	(6,197,999)	(9,716,469)	(73,161,057)	(112,632,153)
Net increase (decrease)	1,466,669	(4,424,159)	$ 20,145,191	$ (50,572,107)
Institutional Class
Shares sold	1,018,989	916,937	$ 12,375,685	$ 10,668,831
Reinvestment of distributions	14,222	13,570	161,134	161,488
Shares redeemed	(1,480,839)	(862,451)	(16,860,020)	(10,223,896)
Net increase (decrease)	(447,628)	68,056	$ (4,323,201)	$ 606,423

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 36% of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 47% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AJPNI-USAN-0615
1.917383.104

Fidelity Advisor®

Latin America Fund -

Institutional Class

(Fidelity Cover Art)

Semiannual Report

April 30, 2015

Institutional Class is a class of
Fidelity® Latin America Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.39%
Actual		$ 1,000.00	$ 851.00	$ 6.38
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class T	1.66%
Actual		$ 1,000.00	$ 849.90	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,016.56	$ 8.30
Class B	2.14%
Actual		$ 1,000.00	$ 848.00	$ 9.81
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Class C	2.14%
Actual		$ 1,000.00	$ 848.10	$ 9.81
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Latin America	1.12%
Actual		$ 1,000.00	$ 852.40	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.04%
Actual		$ 1,000.00	$ 852.40	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Brazil	44.0%
Mexico	27.0%
Chile	12.3%
Colombia	7.3%
Peru	3.2%
United States of America*	1.5%
Spain	1.5%
Panama	1.3%
Argentina	0.5%
Other	1.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Brazil	49.8%
Mexico	24.1%
Chile	10.1%
Colombia	8.7%
Peru	2.8%
United States of America*	1.6%
Panama	1.1%
Spain	1.0%
Puerto Rico	0.4%
Other	0.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	99.0
Short-Term Investments and Net Other Assets (Liabilities)	0.9	1.0
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil S.A.B. de CV Series L (Mexico, Wireless Telecommunication Services)	6.6	6.9
Itau Unibanco Holding SA (Brazil, Banks)	6.5	7.3
Ambev SA sponsored ADR (Brazil, Beverages)	6.1	4.7
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (Mexico, Beverages)	4.1	3.2
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	3.3	3.8
Banco Bradesco SA (PN) (Brazil, Banks)	3.1	2.7
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	2.7	2.1
Petroleo Brasileiro SA - Petrobras (ON) (Brazil, Oil, Gas & Consumable Fuels)	2.6	0.8
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil, Food & Staples Retailing)	2.5	2.4
Grupo de Inversiones Suramerica SA (Colombia, Diversified Financial Services)	2.5	2.3
	40.0
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.3	30.9
Consumer Staples	23.8	20.7
Telecommunication Services	9.9	12.0
Consumer Discretionary	7.7	6.2
Materials	7.4	8.3
Energy	7.3	7.8
Industrials	6.7	6.6
Utilities	3.4	3.2
Information Technology	1.9	2.1
Health Care	0.7	1.2
Market Sectors may include more than one industry category.

The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2015, the fund did not have more than 25% of its total assets invested in any one industry.

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 73.1%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	39,000	$ 2,154,750
Inversiones y Representaciones SA ADR (a)	94,100	1,705,092
TOTAL ARGENTINA		3,859,842
Belgium - 0.5%
Euronav NV (d)	152,900	2,104,052
Euronav NV	128,200	1,728,136
TOTAL BELGIUM		3,832,188
Brazil - 18.8%
Banco Bradesco SA	350,880	3,498,377
BB Seguridade Participacoes SA	1,367,500	15,999,062
Brasil Brokers Participacoes SA	2,701,800	2,466,005
CCR SA	1,880,900	10,362,913
Cielo SA	1,013,040	14,101,428
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,676,200	9,902,707
Cyrela Brazil Realty SA	287,300	1,118,515
Embraer SA	395,800	3,087,107
Estacio Participacoes SA	257,600	1,556,056
Hypermarcas SA (a)	524,700	3,462,067
Industrias Romi SA	3,235,900	2,577,593
Itausa-Investimentos Itau SA	7	24
M. Dias Branco SA	368,400	10,581,435
MAHLE Metal Leve SA	314,800	2,120,991
Multiplus SA	838,600	9,324,118
Petroleo Brasileiro SA - Petrobras (ON)	4,017,028	18,998,871
Porto Seguro SA	133,300	1,667,494
QGEP Participacoes SA	2,590,000	6,240,860
Souza Cruz SA	1,084,700	9,900,347
Tegma Gestao Logistica SA	270,300	1,354,662
TIM Participacoes SA	1,439,795	4,611,435
Vale SA	468,500	3,521,972
TOTAL BRAZIL		136,454,039
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc. Class A	383,800	2,302,800
Canada - 0.3%
Tahoe Resources, Inc.	129,934	1,836,200
Chile - 11.8%
Aguas Andinas SA	9,816,128	5,778,460
Banco de Chile	68,264,691	7,912,968
Banco de Chile sponsored ADR (d)	72,837	5,113,157
Banmedica SA	809,643	1,706,915
Colbun SA	19,353,258	5,842,523
Compania Cervecerias Unidas SA	1,261,455	13,577,888
CorpBanca SA	688,348,714	7,797,872
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,078,740	12,160,406

	Shares	Value
Forus SA	600,674	$ 2,631,908
Inversiones La Construccion SA	908,582	11,631,157
S.A.C.I. Falabella	861,484	6,746,237
Sociedad Matriz SAAM SA	59,433,277	5,247,113
TOTAL CHILE		86,146,604
Colombia - 7.0%
Bancolombia SA	125,838	1,331,284
Bolsa de Valores de Colombia	545,822,864	4,812,040
Cemex Latam Holdings SA (a)	840,570	4,693,359
Empresa de Telecomunicaciones de Bogota	38,213,250	7,620,190
Grupo de Inversiones Suramerica SA	1,097,096	18,027,010
Inversiones Argos SA	1,878,253	14,745,311
TOTAL COLOMBIA		51,229,194
Mexico - 27.0%
America Movil S.A.B. de CV:
Series L	7,064,800	7,418,454
Series L sponsored ADR	1,945,373	40,638,842
Consorcio ARA S.A.B. de CV (a)	25,539,905	10,870,524
Controladora Commercial Mexicana S.A.B. de CV unit	1,114,500	3,588,600
Embotelladoras Arca S.A.B. de CV	453,700	2,787,200
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (a)	328,505	29,726,417
Gruma S.A.B. de CV Series B	241,109	2,907,232
Grupo Aeroportuario del Pacifico SA de CV:
Series B	43,100	306,858
sponsored ADR	105,700	7,509,985
Grupo Aeroportuario del Sureste SA de CV Series B	47,615	673,941
Grupo Carso SA de CV Series A1	1,254,700	5,171,896
Grupo Financiero Inbursa S.A.B. de CV Series O	6,980,519	16,666,433
Grupo Financiero Santander Mexico S.A.B. de CV	5,620,555	11,452,128
Grupo Televisa SA de CV	104,700	762,013
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	307,400	11,192,434
Industrias Penoles SA de CV	506,693	8,593,833
Medica Sur SA de CV	1,023,734	3,774,777
Megacable Holdings S.A.B. de CV unit	1,927,429	8,021,532
Qualitas Controladora S.A.B. de CV (a)	2,837,000	5,325,616
Wal-Mart de Mexico SA de CV Series V	8,141,348	19,231,029
TOTAL MEXICO		196,619,744
Panama - 1.3%
Banco Latinoamericano de Comercio Exterior SA Series E	298,770	9,491,923
Common Stocks - continued
	Shares	Value
Peru - 3.2%
Alicorp SA Class C	4,904,034	$ 9,476,016
Compania de Minas Buenaventura SA sponsored ADR	1,236,436	13,823,354
TOTAL PERU		23,299,370
Spain - 1.5%
Melia Hotels International SA	57,100	713,903
Prosegur Compania de Seguridad SA (Reg.)	1,726,154	9,950,514
TOTAL SPAIN		10,664,417
United Kingdom - 0.3%
HSBC Holdings PLC (United Kingdom)	190,400	1,902,002
United States of America - 0.6%
First Bancorp, Puerto Rico (a)	333,700	2,005,537
First Cash Financial Services, Inc. (a)	52,766	2,550,708
TOTAL UNITED STATES OF AMERICA		4,556,245
TOTAL COMMON STOCKS (Cost $514,697,053)		532,194,568
Nonconvertible Preferred Stocks - 26.0%

Brazil - 25.2%
Ambev SA sponsored ADR	7,028,847	44,492,602
Banco Bradesco SA (PN)	2,084,660	22,251,503
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	368,325	12,469,225
sponsored ADR	169,470	5,684,024
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	471,400	2,776,546
Embraer SA sponsored ADR	90,034	2,807,260
Itau Unibanco Holding SA	3,718,405	47,551,453
Itausa-Investimentos Itau SA (PN)	4,095,023	14,420,483

	Shares	Value
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	5,541,771	$ 24,003,091
Vale SA (PN-A)	1,112,500	6,701,696
TOTAL BRAZIL		183,157,883
Chile - 0.5%
Embotelladora Andina SA Class A	1,336,888	3,278,561
Colombia - 0.3%
Grupo de Inversiones Suramerica SA	163,024	2,429,619
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $119,549,054)		188,866,063
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.15% (b)	4,426,199	4,426,199
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	807,105	807,105
TOTAL MONEY MARKET FUNDS (Cost $5,233,304)		5,233,304
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $639,479,411)		726,293,935
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,181,788
NET ASSETS - 100%		$ 727,475,723
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,593
Fidelity Securities Lending Cash Central Fund	20,157
Total	$ 26,750
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 57,361,031	$ 56,647,128	$ 713,903	$ -
Consumer Staples	171,162,643	171,162,643	-	-
Energy	53,075,010	50,970,958	2,104,052	-
Financials	220,163,697	218,261,695	1,902,002	-
Health Care	5,481,692	5,481,692	-	-
Industrials	49,049,842	39,099,328	9,950,514	-
Information Technology	14,101,428	14,101,428	-	-
Materials	53,915,725	53,915,725	-	-
Telecommunication Services	72,449,327	72,449,327	-	-
Utilities	24,300,236	24,300,236	-	-
Money Market Funds	5,233,304	5,233,304	-	-
Total Investments in Securities:	$ 726,293,935	$ 711,623,464	$ 14,670,471	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 11,136,826
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $779,894) - See accompanying schedule: Unaffiliated issuers (cost $634,246,107)	$ 721,060,631
Fidelity Central Funds (cost $5,233,304)	5,233,304
Total Investments (cost $639,479,411)		$ 726,293,935
Cash		2,234
Foreign currency held at value (cost $990,020)		990,020
Receivable for investments sold		5,714,430
Receivable for fund shares sold		349,106
Dividends receivable		1,276,440
Distributions receivable from Fidelity Central Funds		3,043
Prepaid expenses		793
Other receivables		7,696
Total assets		734,637,697

Liabilities
Payable for investments purchased	$ 4,546,831
Payable for fund shares redeemed	979,086
Accrued management fee	419,787
Distribution and service plan fees payable	15,949
Other affiliated payables	199,579
Other payables and accrued expenses	193,637
Collateral on securities loaned, at value	807,105
Total liabilities		7,161,974

Net Assets		$ 727,475,723
Net Assets consist of:
Paid in capital		$ 684,609,855
Undistributed net investment income		5,059,810
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,993,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		86,799,802
Net Assets		$ 727,475,723

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,486,731 ÷ 1,040,025 shares)	$ 23.54

Maximum offering price per share (100/94.25 of $23.54)	$ 24.98
Class T: Net Asset Value and redemption price per share ($7,407,278 ÷ 313,846 shares)	$ 23.60

Maximum offering price per share (100/96.50 of $23.60)	$ 24.46
Class B: Net Asset Value and offering price per share ($1,306,194 ÷ 54,731 shares)A	$ 23.87

Class C: Net Asset Value and offering price per share ($8,053,551 ÷ 339,152 shares)A	$ 23.75

Latin America: Net Asset Value, offering price and redemption price per share ($683,779,035 ÷ 29,087,576 shares)	$ 23.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,442,934 ÷ 103,949 shares)	$ 23.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 11,345,422
Income from Fidelity Central Funds		26,750
Income before foreign taxes withheld		11,372,172
Less foreign taxes withheld		(1,036,514)
Total income		10,335,658

Expenses
Management fee	$ 2,733,693
Transfer agent fees	1,082,824
Distribution and service plan fees	105,959
Accounting and security lending fees	189,395
Custodian fees and expenses	281,828
Independent trustees' compensation	1,547
Registration fees	48,331
Audit	37,535
Legal	1,480
Interest	444
Miscellaneous	805
Total expenses before reductions	4,483,841
Expense reductions	(29,373)	4,454,468
Net investment income (loss)		5,881,190
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(46,666,543)
Foreign currency transactions	(263,404)
Total net realized gain (loss)		(46,929,947)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $64,167)	(105,447,900)
Assets and liabilities in foreign currencies	(11,037)
Total change in net unrealized appreciation (depreciation)		(105,458,937)
Net gain (loss)		(152,388,884)
Net increase (decrease) in net assets resulting from operations		$ (146,507,694)

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,881,190	$ 20,578,749
Net realized gain (loss)	(46,929,947)	80,758,455
Change in net unrealized appreciation (depreciation)	(105,458,937)	(221,687,609)
Net increase (decrease) in net assets resulting from operations	(146,507,694)	(120,350,405)
Distributions to shareholders from net investment income	(12,592,762)	(23,599,176)
Distributions to shareholders from net realized gain	(66,395,306)	(209,492,273)
Total distributions	(78,988,068)	(233,091,449)
Share transactions - net increase (decrease)	(43,161,410)	(61,704,730)
Redemption fees	84,814	197,877
Total increase (decrease) in net assets	(268,572,358)	(414,948,707)

Net Assets
Beginning of period	996,048,081	1,410,996,788
End of period (including undistributed net investment income of $5,059,810 and undistributed net investment income of $11,771,382, respectively)	$ 727,475,723	$ 996,048,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.31	$ 40.71	$ 48.95	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.15	.49	.72	.92	1.15	.02
Net realized and unrealized gain (loss)	(4.53)	(4.08)	(4.73)	(3.66)	(5.87)	2.79
Total from investment operations	(4.38)	(3.59)	(4.01)	(2.74)	(4.72)	2.81
Distributions from net investment income	(.31)	(.57)	(.79)	(.70)	(.19)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.39)	(6.82)	(4.24)	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	-K	.01	.01	.01	.01	-K
Net asset value, end of period	$ 23.54	$ 30.31	$ 40.71	$ 48.95	$ 52.38	$ 57.48
Total ReturnB, C, D	(14.90)%	(9.06)%	(8.93)%	(5.23)%	(8.26)%	5.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.39%A	1.38%	1.37%	1.35%	1.34%	1.37%A
Expenses net of fee waivers, if any	1.39%A	1.38%	1.37%	1.35%	1.34%	1.37%A
Expenses net of all reductions	1.39%A	1.38%	1.35%	1.35%	1.34%	1.34%A
Net investment income (loss)	1.27%A	1.52%	1.66%	1.80%	2.05%	.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,487	$ 34,898	$ 48,464	$ 69,654	$ 91,407	$ 115,626
Portfolio turnover rate G	27%A	30%	23%	23%	11%	56%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.33	$ 40.68	$ 48.88	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.12	.40	.61	.78	.99	.01
Net realized and unrealized gain (loss)	(4.54)	(4.08)	(4.74)	(3.65)	(5.85)	2.79
Total from investment operations	(4.42)	(3.68)	(4.13)	(2.87)	(4.86)	2.80
Distributions from net investment income	(.23)	(.43)	(.63)	(.53)	(.15)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.31)	(6.68)	(4.08)	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	-K	.01	.01	.01	.01	-K
Net asset value, end of period	$ 23.60	$ 30.33	$ 40.68	$ 48.88	$ 52.27	$ 57.47
Total ReturnB, C, D	(15.01)%	(9.30)%	(9.17)%	(5.49)%	(8.50)%	5.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66%A	1.65%	1.63%	1.61%	1.61%	1.63%A
Expenses net of fee waivers, if any	1.66%A	1.65%	1.63%	1.61%	1.61%	1.63%A
Expenses net of all reductions	1.65%A	1.65%	1.61%	1.61%	1.61%	1.60%A
Net investment income (loss)	1.00%A	1.25%	1.40%	1.54%	1.78%	.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,407	$ 9,761	$ 12,705	$ 19,334	$ 26,020	$ 36,820
Portfolio turnover rate G	27%A	30%	23%	23%	11%	56%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.46	$ 40.63	$ 48.72	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.06	.25	.40	.53	.72	(.02)
Net realized and unrealized gain (loss)	(4.57)	(4.08)	(4.74)	(3.63)	(5.84)	2.79
Total from investment operations	(4.51)	(3.83)	(4.34)	(3.10)	(5.12)	2.77
Distributions from net investment income	-	(.10)	(.31)	(.25)	(.07)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.08)	(6.35)	(3.76)	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	-K	.01	.01	.01	.01	-K
Net asset value, end of period	$ 23.87	$ 30.46	$ 40.63	$ 48.72	$ 52.06	$ 57.44
Total ReturnB, C, D	(15.20)%	(9.73)%	(9.60)%	(5.95)%	(8.94)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14%A	2.14%	2.12%	2.10%	2.10%	2.12%A
Expenses net of fee waivers, if any	2.14%A	2.14%	2.12%	2.10%	2.10%	2.12%A
Expenses net of all reductions	2.14%A	2.13%	2.10%	2.10%	2.10%	2.10%A
Net investment income (loss)	.51%A	.76%	.91%	1.05%	1.29%	(.36)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,306	$ 2,211	$ 4,764	$ 9,492	$ 14,114	$ 20,392
Portfolio turnover rate G	27%A	30%	23%	23%	11%	56%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.37	$ 40.59	$ 48.73	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.06	.25	.40	.54	.73	(.02)
Net realized and unrealized gain (loss)	(4.55)	(4.07)	(4.74)	(3.64)	(5.84)	2.79
Total from investment operations	(4.49)	(3.82)	(4.34)	(3.10)	(5.11)	2.77
Distributions from net investment income	(.05)	(.16)	(.36)	(.23)	(.09)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.13)	(6.41)	(3.81)	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	-K	.01	.01	.01	.01	-K
Net asset value, end of period	$ 23.75	$ 30.37	$ 40.59	$ 48.73	$ 52.05	$ 57.44
Total ReturnB, C, D	(15.19)%	(9.74)%	(9.62)%	(5.94)%	(8.93)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14%A	2.13%	2.12%	2.10%	2.08%	2.09%A
Expenses net of fee waivers, if any	2.14%A	2.13%	2.12%	2.10%	2.08%	2.09%A
Expenses net of all reductions	2.14%A	2.13%	2.10%	2.10%	2.08%	2.07%A
Net investment income (loss)	.51%A	.77%	.91%	1.06%	1.31%	(.34)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,054	$ 11,349	$ 15,185	$ 27,405	$ 35,203	$ 48,329
Portfolio turnover rate G	27%A	30%	23%	23%	11%	56%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 30.34	$ 40.80	$ 49.09	$ 52.48	$ 57.50	$ 47.29
Income from Investment Operations
Net investment income (loss) D	.18	.59	.87	1.09	1.34	1.07
Net realized and unrealized gain (loss)	(4.52)	(4.10)	(4.74)	(3.67)	(5.88)	11.00
Total from investment operations	(4.34)	(3.51)	(3.87)	(2.58)	(4.54)	12.07
Distributions from net investment income	(.41)	(.71)	(.98)	(.82)	(.29)	(1.49)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	(.39)
Total distributions	(2.49)	(6.96)	(4.43)	(.82)	(.49)	(1.88)
Redemption fees added to paid in capital D	-I	.01	.01	.01	.01	.02
Net asset value, end of period	$ 23.51	$ 30.34	$ 40.80	$ 49.09	$ 52.48	$ 57.50
Total ReturnB, C	(14.76)%	(8.79)%	(8.63)%	(4.91)%	(7.96)%	25.91%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12%A	1.08%	1.04%	1.02%	1.00%	1.03%
Expenses net of fee waivers, if any	1.12%A	1.08%	1.04%	1.02%	1.00%	1.03%
Expenses net of all reductions	1.11%A	1.07%	1.03%	1.02%	1.00%	1.01%
Net investment income (loss)	1.54%A	1.83%	1.99%	2.14%	2.39%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 683,779	$ 933,298	$ 1,324,748	$ 2,274,601	$ 2,884,301	$ 4,283,462
Portfolio turnover rate F	27%A	30%	23%	23%	11%	56%H

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate does not include the assets acquired in the merger. IAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.35	$ 40.79	$ 49.07	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.20	.60	.87	1.08	1.32	.03
Net realized and unrealized gain (loss)	(4.55)	(4.07)	(4.74)	(3.67)	(5.88)	2.79
Total from investment operations	(4.35)	(3.47)	(3.87)	(2.59)	(4.56)	2.82
Distributions from net investment income	(.42)	(.73)	(.97)	(.86)	(.23)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.50)	(6.98)	(4.42)	(.86)	(.43)	(.80)
Redemption fees added to paid in capital D	-J	.01	.01	.01	.01	-J
Net asset value, end of period	$ 23.50	$ 30.35	$ 40.79	$ 49.07	$ 52.51	$ 57.49
Total ReturnB, C	(14.76)%	(8.69)%	(8.63)%	(4.93)%	(7.98)%	5.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04%A	1.04%	1.03%	1.04%	1.04%	1.08%A
Expenses net of fee waivers, if any	1.04%A	1.04%	1.03%	1.04%	1.04%	1.08%A
Expenses net of all reductions	1.04%A	1.04%	1.01%	1.04%	1.04%	1.06%A
Net investment income (loss)	1.61%A	1.86%	2.00%	2.12%	2.35%	.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,443	$ 4,531	$ 5,131	$ 7,928	$ 9,603	$ 12,868
Portfolio turnover rate F	27%A	30%	23%	23%	11%	56%I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the appreciable securities is included in Other payable and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 193,387,073
Gross unrealized depreciation	(110,768,968)
Net unrealized appreciation (depreciation) on securities	$ 82,618,105

Tax cost	$ 643,675,830

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $106,929,153 and $220,349,401, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 33,818	$ 804
Class T	.25%	.25%	19,600	284
Class B	.75%	.25%	8,181	6,153
Class C	.75%	.25%	44,360	7,488
			$ 105,959	$ 14,729

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,334
Class T	961
Class B*	452
Class C*	1,259
$ 9,006

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 39,538.29
Class T	12,138.31
Class B	2,400.29
Class C	12,996.29
Latin America	1,012,793.28
Institutional Class	2,959.20
	$ 1,082,824

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,455 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,893,750.34%		$ 444

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $663 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, Total security lending income during the period amounted to $20,157. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13,310 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Latin America expenses during the period in the amount of $16,063.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 341,444	$ 667,095
Class T	71,167	136,327
Class B	-	12,098
Class C	18,114	60,991
Latin America	12,109,807	22,631,305
Institutional Class	52,230	91,360
Total	$ 12,592,762	$ 23,599,176
From net realized gain
Class A	$ 2,330,553	$ 7,249,224
Class T	658,521	1,918,455
Class B	144,042	684,975
Class C	754,025	2,282,110
Latin America	62,251,897	196,577,505
Institutional Class	256,268	780,004
Total	$ 66,395,306	$ 209,492,273

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	80,489	256,161	$ 1,893,157	$ 8,113,294
Reinvestment of distributions	103,775	229,379	2,587,573	7,071,806
Shares redeemed	(295,494)	(524,684)	(7,036,927)	(16,539,013)
Net increase (decrease)	(111,230)	(39,144)	$ (2,556,197)	$ (1,353,913)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	15,847	47,965	$ 375,373	$ 1,548,211
Reinvestment of distributions	28,508	65,609	713,357	2,028,652
Shares redeemed	(52,329)	(104,082)	(1,240,836)	(3,252,264)
Net increase (decrease)	(7,974)	9,492	$ (152,106)	$ 324,599
Class B
Shares sold	116	1,044	$ 2,989	$ 32,892
Reinvestment of distributions	5,261	18,939	133,376	590,702
Shares redeemed	(23,220)	(64,672)	(559,019)	(2,061,800)
Net increase (decrease)	(17,843)	(44,689)	$ (422,654)	$ (1,438,206)
Class C
Shares sold	28,918	91,764	$ 694,321	$ 2,901,440
Reinvestment of distributions	25,875	69,412	652,617	2,158,720
Shares redeemed	(89,295)	(161,581)	(2,156,109)	(5,151,621)
Net increase (decrease)	(34,502)	(405)	$ (809,171)	$ (91,461)
Latin America
Shares sold	1,578,197	4,529,614	$ 37,317,339	$ 143,961,705
Reinvestment of distributions	2,862,287	6,820,938	71,197,829	209,950,213
Shares redeemed	(6,111,144)	(13,065,128)	(146,603,830)	(413,931,096)
Net increase (decrease)	(1,670,660)	(1,714,576)	$ (38,088,662)	$ (60,019,178)
Institutional Class
Shares sold	19,137	125,962	$ 462,541	$ 4,086,454
Reinvestment of distributions	11,139	21,472	276,862	660,492
Shares redeemed	(75,632)	(123,906)	(1,872,023)	(3,873,517)
Net increase (decrease)	(45,356)	23,528	$ (1,132,620)	$ 873,429

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FALAI-USAN-0615
1.917411.104

Fidelity Advisor®

Canada Fund -

Institutional Class

Semiannual Report

April 30, 2015

Institutional Class is a class of
Fidelity® Canada Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.41%
Actual		$ 1,000.00	$ 993.70	$ 6.97
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class T	1.73%
Actual		$ 1,000.00	$ 992.20	$ 8.55
HypotheticalA		$ 1,000.00	$ 1,016.22	$ 8.65
Class B	2.20%
Actual		$ 1,000.00	$ 989.80	$ 10.85
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.17%
Actual		$ 1,000.00	$ 990.00	$ 10.71
HypotheticalA		$ 1,000.00	$ 1,014.03	$ 10.84
Canada	1.13%
Actual		$ 1,000.00	$ 995.20	$ 5.59
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.66
Institutional Class	1.11%
Actual		$ 1,000.00	$ 995.30	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Canada	94.3%
United States of America*	3.7%
United Kingdom	0.7%
Bailiwick of Jersey	0.6%
Ireland	0.5%
Netherlands	0.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Canada	93.0%
United States of America*	5.0%
United Kingdom	1.0%
Ireland	0.5%
Bailiwick of Jersey	0.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	97.8
Short-Term Investments and Net Other Assets (Liabilities)	2.1	2.2
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	8.3	7.7
The Toronto-Dominion Bank (Banks)	7.7	7.3
Canadian National Railway Co. (Road & Rail)	5.4	5.1
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.2	5.6
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	4.8	4.3
Valeant Pharmaceuticals International (Canada) (Pharmaceuticals)	4.3	2.7
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	2.8	3.1
Sun Life Financial, Inc. (Insurance)	2.8	0.0
Rogers Communications, Inc. Class B (non-vtg.) (Wireless Telecommunication Services)	2.6	2.5
Intact Financial Corp. (Insurance)	2.3	2.0
	46.2
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.7	31.4
Energy	23.1	23.8
Materials	10.8	10.6
Industrials	7.5	8.6
Consumer Staples	7.4	8.2
Telecommunication Services	5.6	5.5
Health Care	4.9	3.2
Information Technology	4.6	4.2
Consumer Discretionary	3.3	2.3
Market Sectors may include more than one industry category.

The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2015, the fund did not have more than 25% of its assets invested in any one industry.

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 0.2%
Pizza Pizza Royalty Corp.	67,700	$ 799,606
Whistler Blackcomb Holdings, Inc.	191,000	2,887,559
		3,687,165
Media - 0.7%
MDC Partners, Inc. Class A (sub. vtg.)	170,300	3,566,082
Quebecor, Inc. Class B (sub. vtg.)	371,700	10,222,135
		13,788,217
Specialty Retail - 1.2%
AutoCanada, Inc. (d)	168,300	5,572,801
RONA, Inc.	1,246,600	16,407,798
		21,980,599
Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc.	694,190	22,002,342
TOTAL CONSUMER DISCRETIONARY		61,458,323
CONSUMER STAPLES - 7.4%
Food & Staples Retailing - 6.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	981,400	37,564,071
George Weston Ltd.	345,800	28,563,969
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,200,600	23,365,179
Metro, Inc. Class A (sub. vtg.)	598,695	17,308,315
North West Co., Inc.	580,000	11,902,860
		118,704,394
Food Products - 0.4%
Mead Johnson Nutrition Co. Class A	80,900	7,759,928
Household Products - 0.2%
Energizer Holdings, Inc.	26,900	3,675,078
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	172,500	9,477,778
TOTAL CONSUMER STAPLES		139,617,178
ENERGY - 23.1%
Energy Equipment & Services - 1.2%
Pason Systems, Inc.	656,100	11,811,431
ZCL Composites, Inc. (e)	1,660,200	10,581,797
		22,393,228
Oil, Gas & Consumable Fuels - 21.9%
ARC Resources Ltd. (d)	1,325,500	27,125,234
Canadian Natural Resources Ltd.	663,598	22,050,264
Enbridge, Inc.	1,713,800	89,574,992
Imperial Oil Ltd.	1,214,700	53,541,439
Keyera Corp.	899,304	31,656,395
Painted Pony Petroleum Ltd. (a)	1,102,500	6,826,088

	Shares	Value
Paramount Resources Ltd. Class A (a)	192,100	$ 5,682,593
Parkland Fuel Corp.	505,100	11,027,214
Peyto Exploration & Development Corp.	481,200	13,987,305
PrairieSky Royalty Ltd. (d)	335,763	9,219,916
Raging River Exploration, Inc. (a)	729,300	5,712,296
Spartan Energy Corp. (a)	3,645,000	10,302,072
Suncor Energy, Inc.	3,002,600	97,780,484
Vermilion Energy, Inc. (d)	230,100	11,076,840
Whitecap Resources, Inc.	1,319,800	16,353,925
		411,917,057
TOTAL ENERGY		434,310,285
FINANCIALS - 30.7%
Banks - 19.5%
Bank of Nova Scotia	557,100	30,720,152
National Bank of Canada (d)	868,600	35,096,768
Royal Bank of Canada (d)	2,353,300	156,256,001
The Toronto-Dominion Bank	3,132,000	144,593,784
		366,666,705
Capital Markets - 0.4%
Gluskin Sheff + Associates, Inc. (d)	341,700	8,048,996
Insurance - 9.1%
Fairfax Financial Holdings Ltd. (sub. vtg.)	47,600	25,999,503
Intact Financial Corp.	554,225	42,688,876
Manulife Financial Corp.	596,900	10,864,421
Power Corp. of Canada (sub. vtg.) (d)	1,410,600	38,757,886
Sun Life Financial, Inc.	1,640,200	52,489,119
		170,799,805
Real Estate Investment Trusts - 1.7%
Allied Properties (REIT)	455,700	15,108,164
H&R REIT/H&R Finance Trust	821,400	15,760,804
		30,868,968
TOTAL FINANCIALS		576,384,474
HEALTH CARE - 4.9%
Health Care Equipment & Supplies - 0.1%
Novadaq Technologies, Inc. (a)	142,687	1,542,447
Pharmaceuticals - 4.8%
Actavis PLC (a)	29,427	8,323,721
Valeant Pharmaceuticals International (Canada) (a)	374,171	81,139,129
		89,462,850
TOTAL HEALTH CARE		91,005,297
INDUSTRIALS - 7.5%
Airlines - 0.6%
WestJet Airlines Ltd.	459,800	10,392,661
Machinery - 0.1%
AG Growth International, Inc.	59,000	2,557,074
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.7%
Stantec, Inc.	451,300	$ 12,190,524
Road & Rail - 6.1%
Canadian National Railway Co.	1,573,400	101,589,606
TransForce, Inc.	602,900	13,617,095
		115,206,701
TOTAL INDUSTRIALS		140,346,960
INFORMATION TECHNOLOGY - 4.6%
Electronic Equipment & Components - 0.6%
Avigilon Corp. (a)(d)	614,600	10,605,862
IT Services - 1.6%
CGI Group, Inc. Class A (sub. vtg.) (a)	708,100	29,802,999
Software - 2.4%
Constellation Software, Inc.	57,700	22,620,887
Constellation Software, Inc. rights 9/15/15 (a)	60,100	17,933
Micro Focus International PLC	243,700	4,690,528
Open Text Corp.	372,714	18,831,865
		46,161,213
TOTAL INFORMATION TECHNOLOGY		86,570,074
MATERIALS - 10.8%
Chemicals - 2.1%
Agrium, Inc.	192,400	19,933,693
LyondellBasell Industries NV Class A	29,500	3,053,840
Potash Corp. of Saskatchewan, Inc.	489,900	15,998,392
		38,985,925
Containers & Packaging - 1.4%
CCL Industries, Inc. Class B	174,700	20,085,070
Winpak Ltd.	212,100	6,893,030
		26,978,100
Metals & Mining - 5.9%
Agnico Eagle Mines Ltd. (Canada)	474,800	14,371,899
Barrick Gold Corp.	353,100	4,588,983
Eldorado Gold Corp.	2,258,500	11,250,381
Freeport-McMoRan, Inc.	419,200	9,754,784
Labrador Iron Ore Royalty Corp. (d)	408,300	4,873,203
Lundin Mining Corp. (a)	2,890,200	14,373,145
Randgold Resources Ltd.	159,600	12,145,671
Romarco Minerals, Inc. (a)	7,369,800	2,779,328
Royal Gold, Inc.	156,000	10,066,680
Silver Wheaton Corp.	786,800	15,520,796
Tahoe Resources, Inc.	450,200	6,362,130
Torex Gold Resources, Inc. (a)	5,533,400	5,136,683
		111,223,683

	Shares	Value
Paper & Forest Products - 1.4%
Stella-Jones, Inc.	259,800	$ 9,364,859
West Fraser Timber Co. Ltd.	309,100	15,904,623
		25,269,482
TOTAL MATERIALS		202,457,190
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 3.0%
TELUS Corp.	529,300	18,307,243
TELUS Corp.	1,100,000	38,046,415
		56,353,658
Wireless Telecommunication Services - 2.6%
Rogers Communications, Inc. Class B (non-vtg.) (d)	1,372,800	49,040,763
TOTAL TELECOMMUNICATION SERVICES		105,394,421
TOTAL COMMON STOCKS (Cost $1,439,487,112)		1,837,544,202
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.15% (b)	35,037,894	35,037,894
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	89,134,257	89,134,257
TOTAL MONEY MARKET FUNDS (Cost $124,172,151)		124,172,151
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,563,659,263)		1,961,716,353
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(84,847,758)
NET ASSETS - 100%		$ 1,876,868,595
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,682
Fidelity Securities Lending Cash Central Fund	1,282,153
Total	$ 1,301,835
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ZCL Composites, Inc.	$ 5,395,486	$ 6,554,081	$ 1,525,268	$ 110,374	$ 10,581,797
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 61,458,323	$ 61,458,323	$ -	$ -
Consumer Staples	139,617,178	130,139,400	9,477,778	-
Energy	434,310,285	434,310,285	-	-
Financials	576,384,474	576,384,474	-	-
Health Care	91,005,297	91,005,297	-	-
Industrials	140,346,960	140,346,960	-	-
Information Technology	86,570,074	81,879,546	4,690,528	-
Materials	202,457,190	190,311,519	12,145,671	-
Telecommunication Services	105,394,421	105,394,421	-	-
Money Market Funds	124,172,151	124,172,151	-	-
Total Investments in Securities:	$ 1,961,716,353	$ 1,935,402,376	$ 26,313,977	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $82,983,859) - See accompanying schedule: Unaffiliated issuers (cost $1,429,660,671)	$ 1,826,962,405
Fidelity Central Funds (cost $124,172,151)	124,172,151
Other affiliated issuers (cost $9,826,441)	10,581,797
Total Investments (cost $1,563,659,263)		$ 1,961,716,353
Foreign currency held at value (cost $90,160)		90,045
Receivable for investments sold		14,718,171
Receivable for fund shares sold		412,442
Dividends receivable		3,757,314
Distributions receivable from Fidelity Central Funds		335,136
Prepaid expenses		1,699
Other receivables		5,249
Total assets		1,981,036,409

Liabilities
Payable for investments purchased	$ 10,428,933
Payable for fund shares redeemed	2,818,712
Accrued management fee	1,286,975
Distribution and service plan fees payable	54,811
Other affiliated payables	401,483
Other payables and accrued expenses	42,643
Collateral on securities loaned, at value	89,134,257
Total liabilities		104,167,814

Net Assets		$ 1,876,868,595
Net Assets consist of:
Paid in capital		$ 1,475,424,478
Undistributed net investment income		7,827,974
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,473,300)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		398,089,443
Net Assets		$ 1,876,868,595

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($79,836,553 ÷ 1,521,345 shares)	$ 52.48

Maximum offering price per share (100/94.25 of $52.48)	$ 55.68
Class T: Net Asset Value and redemption price per share ($17,419,645 ÷ 333,350 shares)	$ 52.26

Maximum offering price per share (100/96.50 of $52.26)	$ 54.16
Class B: Net Asset Value and offering price per share ($4,748,852 ÷ 92,224 shares)A	$ 51.49

Class C: Net Asset Value and offering price per share ($31,869,620 ÷ 621,903 shares)A	$ 51.25

Canada: Net Asset Value, offering price and redemption price per share ($1,720,760,628 ÷ 32,616,269 shares)	$ 52.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,233,297 ÷ 422,558 shares)	$ 52.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)
Investment Income
Dividends (including $110,374 earned from other affiliated issuers)		$ 25,413,123
Interest		690
Income from Fidelity Central Funds (including $1,282,153 from security lending)		1,301,835
Income before foreign taxes withheld		26,715,648
Less foreign taxes withheld		(3,656,480)
Total income		23,059,168

Expenses
Management fee Basic fee	$ 7,061,376
Performance adjustment	1,663,305
Transfer agent fees	2,089,872
Distribution and service plan fees	354,148
Accounting and security lending fees	456,176
Custodian fees and expenses	19,102
Independent trustees' compensation	4,128
Registration fees	68,848
Audit	38,332
Legal	3,737
Miscellaneous	5,959
Total expenses before reductions	11,764,983
Expense reductions	(24,713)	11,740,270
Net investment income (loss)		11,318,898
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(127,663)
Other affiliated issuers	(348,825)
Foreign currency transactions	(161,307)
Total net realized gain (loss)		(637,795)
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,470,021)
Assets and liabilities in foreign currencies	40,767
Total change in net unrealized appreciation (depreciation)		(34,429,254)
Net gain (loss)		(35,067,049)
Net increase (decrease) in net assets resulting from operations		$ (23,748,151)

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,318,898	$ 24,923,588
Net realized gain (loss)	(637,795)	290,863,952
Change in net unrealized appreciation (depreciation)	(34,429,254)	(164,747,262)
Net increase (decrease) in net assets resulting from operations	(23,748,151)	151,040,278
Distributions to shareholders from net investment income	(24,029,674)	(9,338,915)
Distributions to shareholders from net realized gain	(262,730,704)	(13,503,099)
Total distributions	(286,760,378)	(22,842,014)
Share transactions - net increase (decrease)	(62,770,611)	(365,686,992)
Redemption fees	106,979	129,289
Total increase (decrease) in net assets	(373,172,161)	(237,359,439)

Net Assets
Beginning of period	2,250,040,756	2,487,400,195
End of period (including undistributed net investment income of $7,827,974 and undistributed net investment income of $20,538,750, respectively)	$ 1,876,868,595	$ 2,250,040,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 60.56	$ 57.31	$ 53.65	$ 52.20	$ 53.81	$ 44.24
Income from Investment Operations
Net investment income (loss) E	.23	.47	.60	.57	.34	.31
Net realized and unrealized gain (loss)	(.59)	3.13	3.63	1.50	(1.17)	9.64
Total from investment operations	(.36)	3.60	4.23	2.07	(.83)	9.95
Distributions from net investment income	(.50)	(.03)	(.57)	(.33)	(.35)	(.39)
Distributions from net realized gain	(7.22)	(.32)	-	(.29)	(.44)	-
Total distributions	(7.72)	(.35)	(.57)	(.62)	(.79)	(.39)
Redemption fees added to paid in capital E	-I	-I	-I	-I	.01	.01
Net asset value, end of period	$ 52.48	$ 60.56	$ 57.31	$ 53.65	$ 52.20	$ 53.81
Total ReturnB, C, D	(.63)%	6.32%	7.98%	4.04%	(1.64)%	22.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41%A	1.29%	1.19%	1.08%	1.12%	1.24%
Expenses net of fee waivers, if any	1.41%A	1.29%	1.19%	1.08%	1.12%	1.24%
Expenses net of all reductions	1.41%A	1.29%	1.18%	1.08%	1.12%	1.18%
Net investment income (loss)	.88%A	.79%	1.11%	1.11%	.59%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 79,837	$ 95,004	$ 116,661	$ 159,597	$ 215,369	$ 170,446
Portfolio turnover rate G	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 60.22	$ 57.14	$ 53.48	$ 52.01	$ 53.64	$ 44.11
Income from Investment Operations
Net investment income (loss) E	.15	.29	.45	.43	.17	.18
Net realized and unrealized gain (loss)	(.59)	3.11	3.63	1.49	(1.16)	9.60
Total from investment operations	(.44)	3.40	4.08	1.92	(.99)	9.78
Distributions from net investment income	(.30)	-	(.42)	(.16)	(.21)	(.26)
Distributions from net realized gain	(7.22)	(.32)	-	(.29)	(.44)	-
Total distributions	(7.52)	(.32)	(.42)	(.45)	(.65)	(.26)
Redemption fees added to paid in capital E	-I	-I	-I	-I	.01	.01
Net asset value, end of period	$ 52.26	$ 60.22	$ 57.14	$ 53.48	$ 52.01	$ 53.64
Total ReturnB, C, D	(.78)%	5.99%	7.69%	3.74%	(1.93)%	22.27%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73%A	1.59%	1.47%	1.36%	1.42%	1.51%
Expenses net of fee waivers, if any	1.73%A	1.59%	1.47%	1.36%	1.42%	1.51%
Expenses net of all reductions	1.73%A	1.59%	1.46%	1.36%	1.42%	1.46%
Net investment income (loss)	.56%A	.48%	.83%	.83%	.30%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,420	$ 21,989	$ 23,751	$ 29,626	$ 34,323	$ 31,522
Portfolio turnover rate G	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.27	$ 56.53	$ 52.89	$ 51.37	$ 53.03	$ 43.68
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.18	.17	(.11)	(.07)
Net realized and unrealized gain (loss)	(.58)	3.07	3.60	1.49	(1.14)	9.50
Total from investment operations	(.56)	3.06	3.78	1.66	(1.25)	9.43
Distributions from net investment income	-	-	(.14)	-	(.01)	(.09)
Distributions from net realized gain	(7.22)	(.32)	-	(.14)	(.41)	-
Total distributions	(7.22)	(.32)	(.14)	(.14)	(.42)	(.09)
Redemption fees added to paid in capital E	-I	-I	-I	-I	.01	.01
Net asset value, end of period	$ 51.49	$ 59.27	$ 56.53	$ 52.89	$ 51.37	$ 53.03
Total ReturnB, C, D	(1.02)%	5.45%	7.17%	3.25%	(2.41)%	21.64%
Ratios to Average Net Assets F, H
Expenses before reductions	2.20%A	2.09%	1.96%	1.85%	1.91%	2.01%
Expenses net of fee waivers, if any	2.20%A	2.09%	1.96%	1.85%	1.91%	2.01%
Expenses net of all reductions	2.20%A	2.09%	1.95%	1.85%	1.91%	1.96%
Net investment income (loss)	.09%A	(.01)%	.34%	.34%	(.20)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,749	$ 6,290	$ 7,737	$ 9,804	$ 11,866	$ 13,464
Portfolio turnover rate G	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 59.04	$ 56.27	$ 52.61	$ 51.19	$ 52.87	$ 43.60
Income from Investment Operations
Net investment income (loss) E	.03	.02	.20	.19	(.08)	(.06)
Net realized and unrealized gain (loss)	(.58)	3.07	3.58	1.46	(1.14)	9.48
Total from investment operations	(.55)	3.09	3.78	1.65	(1.22)	9.42
Distributions from net investment income	(.02)	-	(.12)	-	(.03)	(.16)
Distributions from net realized gain	(7.22)	(.32)	-	(.23)	(.44)	-
Total distributions	(7.24)	(.32)	(.12)	(.23)	(.47)	(.16)
Redemption fees added to paid in capital E	-I	-I	-I	-I	.01	.01
Net asset value, end of period	$ 51.25	$ 59.04	$ 56.27	$ 52.61	$ 51.19	$ 52.87
Total ReturnB, C, D	(1.00)%	5.53%	7.21%	3.26%	(2.36)%	21.68%
Ratios to Average Net Assets F, H
Expenses before reductions	2.17%A	2.03%	1.93%	1.82%	1.86%	1.99%
Expenses net of fee waivers, if any	2.17%A	2.03%	1.92%	1.82%	1.86%	1.99%
Expenses net of all reductions	2.17%A	2.03%	1.92%	1.82%	1.86%	1.94%
Net investment income (loss)	.12%A	.04%	.37%	.37%	(.15)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,870	$ 38,749	$ 46,040	$ 66,500	$ 87,990	$ 54,052
Portfolio turnover rateG	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 60.95	$ 57.72	$ 54.05	$ 52.59	$ 54.14	$ 44.46
Income from Investment Operations
Net investment income (loss) D	.31	.66	.77	.73	.52	.46
Net realized and unrealized gain (loss)	(.59)	3.13	3.66	1.51	(1.18)	9.68
Total from investment operations	(.28)	3.79	4.43	2.24	(.66)	10.14
Distributions from net investment income	(.69)	(.24)	(.76)	(.49)	(.46)	(.47)
Distributions from net realized gain	(7.22)	(.32)	-	(.29)	(.44)	-
Total distributions	(7.91)	(.56)	(.76)	(.78)	(.90)	(.47)
Redemption fees added to paid in capital D	-H	-H	-H	-H	.01	.01
Net asset value, end of period	$ 52.76	$ 60.95	$ 57.72	$ 54.05	$ 52.59	$ 54.14
Total ReturnB, C	(.48)%	6.64%	8.32%	4.36%	(1.33)%	22.97%
Ratios to Average Net Assets E, G
Expenses before reductions	1.13%A	.98%	.87%	.77%	.82%	.94%
Expenses net of fee waivers, if any	1.13%A	.98%	.87%	.77%	.82%	.94%
Expenses net of all reductions	1.13%A	.98%	.86%	.77%	.82%	.89%
Net investment income (loss)	1.16%A	1.09%	1.42%	1.42%	.90%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,720,761	$ 2,057,843	$ 2,262,380	$ 2,992,597	$ 3,778,765	$ 3,953,693
Portfolio turnover rateF	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 60.80	$ 57.57	$ 53.91	$ 52.44	$ 54.02	$ 44.39
Income from Investment Operations
Net investment income (loss) D	.31	.65	.78	.74	.51	.46
Net realized and unrealized gain (loss)	(.59)	3.12	3.64	1.50	(1.18)	9.65
Total from investment operations	(.28)	3.77	4.42	2.24	(.67)	10.11
Distributions from net investment income	(.68)	(.22)	(.76)	(.48)	(.48)	(.49)
Distributions from net realized gain	(7.22)	(.32)	-	(.29)	(.44)	-
Total distributions	(7.90)	(.54)	(.76)	(.77)	(.92)	(.49)
Redemption fees added to paid in capital D	-H	-H	-H	-H	.01	.01
Net asset value, end of period	$ 52.62	$ 60.80	$ 57.57	$ 53.91	$ 52.44	$ 54.02
Total ReturnB, C	(.47)%	6.62%	8.34%	4.38%	(1.35)%	22.94%
Ratios to Average Net Assets E, G
Expenses before reductions	1.11%A	1.00%	.86%	.76%	.82%	.95%
Expenses net of fee waivers, if any	1.11%A	1.00%	.86%	.76%	.82%	.95%
Expenses net of all reductions	1.11%A	1.00%	.85%	.76%	.82%	.90%
Net investment income (loss)	1.18%A	1.08%	1.43%	1.42%	.89%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,233	$ 30,165	$ 30,831	$ 59,245	$ 68,112	$ 46,737
Portfolio turnover rateF	26%A	85%	64%	86%	104%	143%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Canada and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 458,564,043
Gross unrealized depreciation	(64,844,477)
Net unrealized appreciation (depreciation) on securities	$ 393,719,566

Tax cost	$ 1,567,996,787

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $262,505,678 and $590,711,865, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 108,098	$ 3,759
Class T	.25%	.25%	47,316	725
Class B	.75%	.25%	27,053	20,358
Class C	.75%	.25%	171,681	8,391
			$ 354,148	$ 33,233

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,685
Class T	2,024
Class B*	3,581
Class C*	1,037
$ 15,327

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 101,162.23
Class T	28,762.30
Class B	7,285.27
Class C	41,249.24
Canada	1,887,847.20
Institutional Class	23,567.19
	$ 2,089,872

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $276 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,655 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,800,330. Security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $19,937 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $9,697 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Canada expenses during the period in the amount of $15,012.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 783,478	$ 53,142
Class T	106,245	-
Class C	12,920	-
Canada	22,800,214	9,173,811
Institutional Class	326,817	111,962
Total	$ 24,029,674	$ 9,338,915
From net realized gain
Class A	$ 11,358,847	$ 629,831
Class T	2,548,483	130,152
Class B	742,098	42,217
Class C	4,664,328	256,584
Canada	239,967,215	12,282,929
Institutional Class	3,449,733	161,386
Total	$ 262,730,704	$ 13,503,099

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	118,017	144,381	$ 6,407,912	$ 8,740,780
Reinvestment of distributions	200,582	9,784	10,552,616	552,980
Shares redeemed	(366,136)	(620,817)	(18,922,208)	(36,791,904)
Net increase (decrease)	(47,537)	(466,652)	$ (1,961,680)	$ (27,498,144)
Class T
Shares sold	13,348	29,501	$ 699,517	$ 1,790,320
Reinvestment of distributions	49,518	2,264	2,597,730	127,592
Shares redeemed	(94,654)	(82,268)	(4,881,474)	(4,830,983)
Net increase (decrease)	(31,788)	(50,503)	$ (1,584,227)	$ (2,913,071)
Class B
Shares sold	1,646	547	$ 85,015	$ 32,504
Reinvestment of distributions	12,380	630	641,184	35,107
Shares redeemed	(27,918)	(31,942)	(1,420,784)	(1,874,606)
Net increase (decrease)	(13,892)	(30,765)	$ (694,585)	$ (1,806,995)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	32,171	50,749	$ 1,664,165	$ 2,984,240
Reinvestment of distributions	75,003	3,715	3,864,885	206,074
Shares redeemed	(141,619)	(216,291)	(7,130,852)	(12,480,545)
Net increase (decrease)	(34,445)	(161,827)	$ (1,601,802)	$ (9,290,231)
Canada
Shares sold	792,276	1,968,387	$ 41,470,947	$ 119,959,708
Reinvestment of distributions	4,716,591	358,786	249,177,482	20,353,959
Shares redeemed	(6,655,960)	(7,758,261)	(343,808,869)	(462,389,717)
Net increase (decrease)	(1,147,093)	(5,431,088)	$ (53,160,440)	$ (322,076,050)
Institutional Class
Shares sold	52,286	331,645	$ 2,732,648	$ 20,156,294
Reinvestment of distributions	49,883	3,804	2,628,352	215,319
Shares redeemed	(175,747)	(374,817)	(9,128,877)	(22,474,114)
Net increase (decrease)	(73,578)	(39,368)	$ (3,767,877)	$ (2,102,501)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACANI-USAN-0615
1.843160.107

Fidelity Advisor®

Japan

Fund - Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Japan Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.11%
Actual		$ 1,000.00	$ 1,062.80	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Class T	1.44%
Actual		$ 1,000.00	$ 1,061.10	$ 7.36
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.20
Class B	1.92%
Actual		$ 1,000.00	$ 1,058.40	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.27	$ 9.59
Class C	1.82%
Actual		$ 1,000.00	$ 1,059.60	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,015.77	$ 9.10
Japan	.81%
Actual		$ 1,000.00	$ 1,064.60	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,064.40	$ 4.09
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan	90.3%
United States of America*	7.5%
Korea (South)	1.8%
Singapore	0.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan	96.0%
United States of America*	2.4%
Korea (South)	1.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	92.5	97.6
Short-Term Investments and Net Other Assets (Liabilities)	7.5	2.4
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Astellas Pharma, Inc. (Pharmaceuticals)	4.7	5.5
Mitsubishi UFJ Financial Group, Inc. (Banks)	4.1	3.8
East Japan Railway Co. (Road & Rail)	4.1	4.3
KDDI Corp. (Wireless Telecommunication Services)	3.4	3.5
Honda Motor Co. Ltd. (Automobiles)	3.2	3.8
Hoya Corp. (Electronic Equipment & Components)	3.2	4.5
Hitachi Ltd. (Electronic Equipment & Components)	3.2	2.7
SoftBank Corp. (Wireless Telecommunication Services)	3.1	3.3
ORIX Corp. (Diversified Financial Services)	3.1	3.1
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	2.9	3.4
	35.0
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	20.0	21.2
Financials	19.2	18.0
Information Technology	16.8	15.1
Industrials	12.1	13.5
Health Care	10.0	8.0
Telecommunication Services	7.5	8.8
Consumer Staples	3.8	7.7
Materials	3.1	2.9
Utilities	0.0	1.8
Energy	0.0	0.6

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Auto Components - 3.6%
Bridgestone Corp.	236,400	$ 9,901,304
NGK Spark Plug Co. Ltd.	128,300	3,592,829
Sumitomo Electric Industries Ltd.	351,900	4,971,700
		18,465,833
Automobiles - 10.0%
Honda Motor Co. Ltd.	495,700	16,618,531
Isuzu Motors Ltd.	258,800	3,430,087
Mazda Motor Corp.	276,900	5,427,793
Suzuki Motor Corp.	376,800	12,178,980
Toyota Motor Corp.	190,800	13,281,423
		50,936,814
Household Durables - 3.5%
Casio Computer Co. Ltd. (d)	144,300	2,917,507
Iida Group Holdings Co. Ltd.	339,400	4,555,324
Nihon House Holdings Co. Ltd. (d)	336,600	1,570,160
Rinnai Corp.	25,800	1,957,525
Sony Corp.	232,400	7,025,857
		18,026,373
Internet & Catalog Retail - 0.4%
Rakuten, Inc.	121,900	2,129,648
Leisure Products - 0.2%
Sega Sammy Holdings, Inc.	83,300	1,162,900
Multiline Retail - 0.4%
Don Quijote Holdings Co. Ltd.	27,500	2,098,096
Textiles, Apparel & Luxury Goods - 1.9%
Japan Tobacco, Inc.	276,100	9,641,650
TOTAL CONSUMER DISCRETIONARY		102,461,314
CONSUMER STAPLES - 3.8%
Beverages - 1.0%
Asahi Group Holdings	156,000	5,016,498
Food & Staples Retailing - 2.8%
Seven & i Holdings Co. Ltd.	158,200	6,800,123
Sundrug Co. Ltd.	56,600	2,840,338
Tsuruha Holdings, Inc.	24,800	1,798,713
Welcia Holdings Co. Ltd. (d)	72,700	3,178,975
		14,618,149
TOTAL CONSUMER STAPLES		19,634,647
FINANCIALS - 19.2%
Banks - 5.9%
Mitsubishi UFJ Financial Group, Inc.	2,986,700	21,218,562
Sumitomo Mitsui Financial Group, Inc.	205,000	8,951,243
		30,169,805
Capital Markets - 0.6%
Monex Group, Inc.	1,190,400	3,235,402

	Shares	Value
Consumer Finance - 1.6%
ACOM Co. Ltd. (a)(d)	2,413,300	$ 8,012,998
Diversified Financial Services - 4.3%
Japan Exchange Group, Inc.	218,100	6,301,382
ORIX Corp.	1,021,800	15,713,650
		22,015,032
Insurance - 2.2%
Tokio Marine Holdings, Inc.	275,100	11,214,647
Real Estate Investment Trusts - 0.7%
Parkway Life (REIT)	1,109,000	2,053,393
Sekisui House (REIT), Inc. (a)	1,502	1,781,689
		3,835,082
Real Estate Management & Development - 3.9%
AEON MALL Co. Ltd.	282,700	5,273,463
Mitsui Fudosan Co. Ltd.	494,000	14,644,286
		19,917,749
TOTAL FINANCIALS		98,400,715
HEALTH CARE - 10.0%
Health Care Equipment & Supplies - 1.4%
Olympus Corp. (a)	195,700	7,047,157
Health Care Providers & Services - 3.9%
Message Co. Ltd. (d)	243,700	7,555,237
Miraca Holdings, Inc.	104,100	5,237,214
Ship Healthcare Holdings, Inc.	295,700	7,226,958
		20,019,409
Pharmaceuticals - 4.7%
Astellas Pharma, Inc.	1,528,500	23,799,814
TOTAL HEALTH CARE		50,866,380
INDUSTRIALS - 12.1%
Building Products - 0.5%
LIXIL Group Corp.	134,600	2,805,540
Construction & Engineering - 0.7%
Toshiba Plant Systems & Services Corp.	246,000	3,420,368
Electrical Equipment - 3.1%
Mitsubishi Electric Corp.	641,000	8,371,274
Nidec Corp. (d)	99,000	7,405,676
		15,776,950
Industrial Conglomerates - 1.1%
Toshiba Corp.	1,445,000	5,789,479
Machinery - 1.6%
Komatsu Ltd.	113,100	2,275,473
Makita Corp.	117,000	5,838,800
		8,114,273
Professional Services - 0.3%
Funai Soken Holdings, Inc.	145,800	1,471,785
Road & Rail - 4.1%
East Japan Railway Co.	234,900	20,762,118
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
Misumi Group, Inc.	96,100	$ 3,606,453
TOTAL INDUSTRIALS		61,746,966
INFORMATION TECHNOLOGY - 16.8%
Electronic Equipment & Components - 10.4%
Azbil Corp.	207,200	5,458,080
Hitachi Ltd.	2,358,000	16,088,406
Hoya Corp.	430,200	16,580,294
OMRON Corp.	66,500	3,053,551
Shimadzu Corp.	792,000	9,263,887
TDK Corp.	34,900	2,513,926
		52,958,144
Internet Software & Services - 3.4%
DeNA Co. Ltd. (d)	168,500	3,365,961
Kakaku.com, Inc. (d)	617,000	9,568,417
NAVER Corp.	7,649	4,615,917
		17,550,295
Semiconductors & Semiconductor Equipment - 1.4%
Sanken Electric Co. Ltd.	626,000	4,787,139
Sumco Corp.	150,200	2,266,246
		7,053,385
Technology Hardware, Storage & Peripherals - 1.6%
NEC Corp.	1,043,000	3,470,073
Samsung Electronics Co. Ltd.	3,718	4,867,080
		8,337,153
TOTAL INFORMATION TECHNOLOGY		85,898,977
MATERIALS - 3.1%
Chemicals - 2.5%
JSR Corp.	289,800	4,943,245
Shin-Etsu Chemical Co. Ltd.	132,600	8,105,685
		13,048,930
Metals & Mining - 0.6%
Kobe Steel Ltd.	806,000	1,464,977
Yamato Kogyo Co. Ltd.	58,400	1,374,030
		2,839,007
TOTAL MATERIALS		15,887,937

	Shares	Value
TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 1.0%
Nippon Telegraph & Telephone Corp.	72,400	$ 4,888,810
Wireless Telecommunication Services - 6.5%
KDDI Corp.	738,000	17,462,809
SoftBank Corp.	252,100	15,758,860
		33,221,669
TOTAL TELECOMMUNICATION SERVICES		38,110,479
TOTAL COMMON STOCKS (Cost $440,729,278)		473,007,415
Money Market Funds - 11.6%

Fidelity Cash Central Fund, 0.15% (b)	35,525,225	35,525,225
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	24,006,616	24,006,616
TOTAL MONEY MARKET FUNDS (Cost $59,531,841)		59,531,841
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $500,261,119)		532,539,256
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(21,046,122)
NET ASSETS - 100%		$ 511,493,134
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,310
Fidelity Securities Lending Cash Central Fund	29,222
Total	$ 33,532
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 102,461,314	$ -	$ 102,461,314	$ -
Consumer Staples	19,634,647	-	19,634,647	-
Financials	98,400,715	2,053,393	96,347,322	-
Health Care	50,866,380	-	50,866,380	-
Industrials	61,746,966	-	61,746,966	-
Information Technology	85,898,977	9,482,997	76,415,980	-
Materials	15,887,937	-	15,887,937	-
Telecommunication Services	38,110,479	-	38,110,479	-
Money Market Funds	59,531,841	59,531,841	-	-
Total Investments in Securities:	$ 532,539,256	$ 71,068,231	$ 461,471,025	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,811,689) - See accompanying schedule: Unaffiliated issuers (cost $440,729,278)	$ 473,007,415
Fidelity Central Funds (cost $59,531,841)	59,531,841
Total Investments (cost $500,261,119)		$ 532,539,256
Cash		10,121
Receivable for investments sold		1,594,762
Receivable for fund shares sold		3,012,724
Dividends receivable		3,061,863
Distributions receivable from Fidelity Central Funds		9,390
Prepaid expenses		348
Other receivables		622
Total assets		540,229,086

Liabilities
Payable for investments purchased	$ 3,966,053
Payable for fund shares redeemed	399,433
Accrued management fee	204,213
Distribution and service plan fees payable	17,606
Other affiliated payables	95,341
Other payables and accrued expenses	46,690
Collateral on securities loaned, at value	24,006,616
Total liabilities		28,735,952

Net Assets		$ 511,493,134
Net Assets consist of:
Paid in capital		$ 659,867,879
Undistributed net investment income		1,622,768
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(182,270,942)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,273,429
Net Assets		$ 511,493,134

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,442,290 ÷ 1,576,664 shares)	$ 12.33

Maximum offering price per share (100/94.25 of $12.33)	$ 13.08
Class T: Net Asset Value and redemption price per share ($4,449,114 ÷ 360,954 shares)	$ 12.33

Maximum offering price per share (100/96.50 of $12.33)	$ 12.78
Class B: Net Asset Value and offering price per share ($428,034 ÷ 34,720 shares)A	$ 12.33

Class C: Net Asset Value and offering price per share ($14,178,578 ÷ 1,155,907 shares)A	$ 12.27

Japan: Net Asset Value, offering price and redemption price per share ($457,130,101 ÷ 37,013,957 shares)	$ 12.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,865,017 ÷ 1,287,252 shares)	$ 12.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 4,021,326
Income from Fidelity Central Funds		33,532
Income before foreign taxes withheld		4,054,858
Less foreign taxes withheld		(406,804)
Total income		3,648,054

Expenses
Management fee Basic fee	$ 1,592,218
Performance adjustment	(423,430)
Transfer agent fees	436,644
Distribution and service plan fees	97,472
Accounting and security lending fees	119,428
Custodian fees and expenses	24,178
Independent trustees' compensation	921
Registration fees	67,071
Audit	39,800
Legal	698
Miscellaneous	1,764
Total expenses before reductions	1,956,764
Expense reductions	(1,452)	1,955,312
Net investment income (loss)		1,692,742
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(187,265)
Foreign currency transactions	(232,846)
Total net realized gain (loss)		(420,111)
Change in net unrealized appreciation (depreciation) on: Investment securities	24,902,961
Assets and liabilities in foreign currencies	37,979
Total change in net unrealized appreciation (depreciation)		24,940,940
Net gain (loss)		24,520,829
Net increase (decrease) in net assets resulting from operations		$ 26,213,571

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,692,742	$ 3,447,815
Net realized gain (loss)	(420,111)	(3,239,373)
Change in net unrealized appreciation (depreciation)	24,940,940	(11,748,802)
Net increase (decrease) in net assets resulting from operations	26,213,571	(11,540,360)
Distributions to shareholders from net investment income	(3,310,432)	(4,561,447)
Distributions to shareholders from net realized gain	-	(402,380)
Total distributions	(3,310,432)	(4,963,827)
Share transactions - net increase (decrease)	13,605,778	(48,052,746)
Redemption fees	49,730	110,748
Total increase (decrease) in net assets	36,558,647	(64,446,185)

Net Assets
Beginning of period	474,934,487	539,380,672
End of period (including undistributed net investment income of $1,622,768 and undistributed net investment income of $3,240,458, respectively)	$ 511,493,134	$ 474,934,487

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 12.00	$ 9.30	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.03	.05	.08	.09	.09
Net realized and unrealized gain (loss)	.70	(.31)	2.80	(.15)	(1.39)
Total from investment operations	.73	(.26)	2.88	(.06)	(1.30)
Distributions from net investment income	(.05)	(.08)	(.11)	(.13)	-
Distributions from net realized gain	-	(.01)	(.08)	(.05)	-
Total distributions	(.05)	(.09)	(.19)	(.18)	-
Redemption fees added to paid in capital E	- K	- K	.01	- K	.01
Net asset value, end of period	$ 12.33	$ 11.65	$ 12.00	$ 9.30	$ 9.54
Total ReturnB, C, D	6.28%	(2.18)%	31.58%	(.64)%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.11%A	1.23%	1.26%	1.42%	1.20%A
Expenses net of fee waivers, if any	1.11%A	1.23%	1.26%	1.38%	1.20%A
Expenses net of all reductions	1.11%A	1.23%	1.25%	1.36%	1.16%A
Net investment income (loss)	.49% A	.41%	.75%	.94%	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,442	$ 21,352	$ 20,520	$ 9,495	$ 13,208
Portfolio turnover rate G	47% A	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 11.96	$ 9.28	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.01	.01	.05	.06	.07
Net realized and unrealized gain (loss)	.70	(.30)	2.78	(.13)	(1.40)
Total from investment operations	.71	(.29)	2.83	(.07)	(1.33)
Distributions from net investment income	-	(.04)	(.08)	(.11)	-
Distributions from net realized gain	-	(.01)	(.08)	(.05)	-
Total distributions	-	(.05)	(.16)	(.16)	-
Redemption fees added to paid in capital E	- K	- K	.01	- K	.01
Net asset value, end of period	$ 12.33	$ 11.62	$ 11.96	$ 9.28	$ 9.51
Total ReturnB, C, D	6.11%	(2.42)%	31.04%	(.75)%	(12.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44%A	1.54%	1.55%	1.70%	1.48%A
Expenses net of fee waivers, if any	1.44%A	1.54%	1.55%	1.66%	1.48%A
Expenses net of all reductions	1.44%A	1.54%	1.53%	1.64%	1.44%A
Net investment income (loss)	.16% A	.10%	.46%	.66%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,449	$ 4,104	$ 5,357	$ 3,934	$ 4,643
Portfolio turnover rate G	47% A	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 12.00	$ 9.26	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	- K	.02	.02
Net realized and unrealized gain (loss)	.70	(.31)	2.80	(.14)	(1.39)
Total from investment operations	.68	(.35)	2.80	(.12)	(1.37)
Distributions from net investment income	-	-	-	(.04)	-
Distributions from net realized gain	-	-	(.07)	(.05)	-
Total distributions	-	-	(.07)	(.09)	-
Redemption fees added to paid in capital E	- K	- K	.01	- K	.01
Net asset value, end of period	$ 12.33	$ 11.65	$ 12.00	$ 9.26	$ 9.47
Total ReturnB, C, D	5.84%	(2.92)%	30.52%	(1.24)%	(12.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92%A	2.02%	2.02%	2.17%	1.95%A
Expenses net of fee waivers, if any	1.92%A	2.02%	2.02%	2.13%	1.95%A
Expenses net of all reductions	1.92%A	2.02%	2.01%	2.11%	1.91%A
Net investment income (loss)	(.32)% A	(.37)%	(.02)%	.19%	.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 428	$ 452	$ 874	$ 1,012	$ 1,458
Portfolio turnover rate G	47% A	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 11.96	$ 9.25	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	- K	.02	.03
Net realized and unrealized gain (loss)	.70	(.32)	2.79	(.14)	(1.39)
Total from investment operations	.69	(.35)	2.79	(.12)	(1.36)
Distributions from net investment income	-	(.03)	(.01)	(.06)	-
Distributions from net realized gain	-	(.01)	(.08)	(.05)	-
Total distributions	-	(.03) L	(.09)	(.11)	-
Redemption fees added to paid in capital E	- K	- K	.01	- K	.01
Net asset value, end of period	$ 12.27	$ 11.58	$ 11.96	$ 9.25	$ 9.48
Total ReturnB, C, D	5.96%	(2.90)%	30.55%	(1.27)%	(12.47)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82%A	1.93%	1.97%	2.15%	1.92%A
Expenses net of fee waivers, if any	1.82%A	1.93%	1.97%	2.11%	1.92%A
Expenses net of all reductions	1.82%A	1.93%	1.95%	2.09%	1.88%A
Net investment income (loss)	(.22)% A	(.29)%	.04%	.21%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,179	$ 13,162	$ 11,824	$ 7,015	$ 8,750
Portfolio turnover rateG	47% A	112%	68%	52%	134% J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share. LTotal distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 12.03	$ 9.34	$ 9.57	$ 10.57	$ 10.03
Income from Investment Operations
Net investment income (loss) D	.05	.09	.12	.12	.15	.10
Net realized and unrealized gain (loss)	.70	(.32)	2.79	(.14)	(.75)	.61
Total from investment operations	.75	(.23)	2.91	(.02)	(.60)	.71
Distributions from net investment income	(.09)	(.11)	(.15)	(.16)	(.20)	(.07)
Distributions from net realized gain	-	(.01)	(.08)	(.05)	(.21)	(.10)
Total distributions	(.09)	(.11) J	(.23)	(.21)	(.41)	(.17)
Redemption fees added to paid in capital D	- I	- I	.01	- I	.01	- I
Net asset value, end of period	$ 12.35	$ 11.69	$ 12.03	$ 9.34	$ 9.57	$ 10.57
Total ReturnB, C	6.46%	(1.90)%	31.92%	(.19)%	(6.00)%	7.12%
Ratios to Average Net Assets E, G
Expenses before reductions	.81%A	.90%	.93%	1.09%	.86%	.93%
Expenses net of fee waivers, if any	.81%A	.90%	.93%	1.06%	.84%	.93%
Expenses net of all reductions	.81%A	.90%	.91%	1.04%	.80%	.93%
Net investment income (loss)	.79% A	.74%	1.08%	1.26%	1.38%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 457,130	$ 415,612	$ 480,773	$ 353,550	$ 450,417	$ 649,316
Portfolio turnover rateF	47% A	112%	68%	52%	134% H	43%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate does not include the assets acquired in the merger. IAmount represents less than $.01 per share. JTotal distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 12.02	$ 9.33	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.05	.09	.13	.12	.13
Net realized and unrealized gain (loss)	.69	(.32)	2.78	(.14)	(1.40)
Total from investment operations	.74	(.23)	2.91	(.02)	(1.27)
Distributions from net investment income	(.09)	(.12)	(.15)	(.17)	-
Distributions from net realized gain	-	(.01)	(.08)	(.05)	-
Total distributions	(.09)	(.12) K	(.23)	(.22)	-
Redemption fees added to paid in capital D	- J	- J	.01	- J	.01
Net asset value, end of period	$ 12.32	$ 11.67	$ 12.02	$ 9.33	$ 9.57
Total ReturnB, C	6.44%	(1.90)%	32.04%	(.18)%	(11.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80%A	.89%	.90%	1.03%	.79%A
Expenses net of fee waivers, if any	.80%A	.89%	.90%	1.01%	.79%A
Expenses net of all reductions	.80%A	.89%	.88%	.99%	.75%A
Net investment income (loss)	.80% A	.76%	1.11%	1.31%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,865	$ 20,253	$ 20,033	$ 1,488	$ 2,715
Portfolio turnover rateF	47% A	112%	68%	52%	134% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), expiring capital loss carryforwards, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 50,344,709
Gross unrealized depreciation	(21,838,082)
Net unrealized appreciation (depreciation) on securities and other investments	$ 28,506,627

Tax cost	$ 504,032,629

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (3,870,588)
2017	(41,604,070)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	(171,168,558)
No expiration
Short-term	(3,919,546)
Long-term	(2,173,158)
Total no expiration	(6,092,704)
Total capital loss carryforward	$ (177,261,262)

Due to large redemptions in a prior period, $141,955,883 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $5,487,891 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,371,973 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $105,071,328 and $120,043,843, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 21,821	$ 654
Class T	.25%	.25%	9,930	148
Class B	.75%	.25%	2,129	1,602
Class C	.75%	.25%	63,592	18,452
			$ 97,472	$ 20,856

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 23,671
Class T	1,454
Class B*	7
Class C*	2,776
$ 27,908

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 20,710.24
Class T	6,248.31
Class B	627.29
Class C	12,665.20
Japan	384,076.19
Institutional Class	12,318.17
	$ 436,644

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $355 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $29,222. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $352 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Japan expenses during the period in the amount of $1,100.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 79,823	$ 141,802
Class T	-	19,055
Class C	-	25,435
Japan	3,066,127	4,169,355
Institutional Class	164,482	205,800
Total	$ 3,310,432	$ 4,561,447
From net realized gain
Class A	$ -	$ 15,756
Class T	-	3,988
Class C	-	9,157
Japan	-	357,373
Institutional Class	-	16,106
Total	$ -	$ 402,380

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	409,457	952,008	$ 4,956,746	$ 11,244,440
Reinvestment of distributions	6,565	11,439	74,452	136,237
Shares redeemed	(672,047)	(840,548)	(7,649,077)	(9,766,930)
Net increase (decrease)	(256,025)	122,899	$ (2,617,879)	$ 1,613,747

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	70,805	64,476	$ 843,542	$ 752,702
Reinvestment of distributions	-	1,875	-	22,328
Shares redeemed	(63,130)	(160,810)	(723,971)	(1,872,832)
Net increase (decrease)	7,675	(94,459)	$ 119,571	$ (1,097,802)
Class B
Shares sold	664	818	$ 8,249	$ 10,000
Shares redeemed	(4,750)	(34,849)	(55,599)	(406,096)
Net increase (decrease)	(4,086)	(34,031)	$ (47,350)	$ (396,096)
Class C
Shares sold	220,605	496,705	$ 2,604,188	$ 5,806,151
Reinvestment of distributions	-	2,168	-	25,821
Shares redeemed	(201,087)	(351,222)	(2,274,742)	(4,038,883)
Net increase (decrease)	19,518	147,651	$ 329,446	$ 1,793,089
Japan
Shares sold	7,402,038	4,922,211	$ 90,325,394	$ 57,652,164
Reinvestment of distributions	262,630	370,099	2,980,854	4,407,882
Shares redeemed	(6,197,999)	(9,716,469)	(73,161,057)	(112,632,153)
Net increase (decrease)	1,466,669	(4,424,159)	$ 20,145,191	$ (50,572,107)
Institutional Class
Shares sold	1,018,989	916,937	$ 12,375,685	$ 10,668,831
Reinvestment of distributions	14,222	13,570	161,134	161,488
Shares redeemed	(1,480,839)	(862,451)	(16,860,020)	(10,223,896)
Net increase (decrease)	(447,628)	68,056	$ (4,323,201)	$ 606,423

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 36% of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 47% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AJPNA-USAN-0615
1.917400.104

Fidelity Advisor®

Latin America Fund -

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Latin America Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.39%
Actual		$ 1,000.00	$ 851.00	$ 6.38
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class T	1.66%
Actual		$ 1,000.00	$ 849.90	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,016.56	$ 8.30
Class B	2.14%
Actual		$ 1,000.00	$ 848.00	$ 9.81
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Class C	2.14%
Actual		$ 1,000.00	$ 848.10	$ 9.81
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Latin America	1.12%
Actual		$ 1,000.00	$ 852.40	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Institutional Class	1.04%
Actual		$ 1,000.00	$ 852.40	$ 4.78
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Brazil	44.0%
Mexico	27.0%
Chile	12.3%
Colombia	7.3%
Peru	3.2%
United States of America*	1.5%
Spain	1.5%
Panama	1.3%
Argentina	0.5%
Other	1.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Brazil	49.8%
Mexico	24.1%
Chile	10.1%
Colombia	8.7%
Peru	2.8%
United States of America*	1.6%
Panama	1.1%
Spain	1.0%
Puerto Rico	0.4%
Other	0.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	99.0
Short-Term Investments and Net Other Assets (Liabilities)	0.9	1.0
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil S.A.B. de CV Series L (Mexico, Wireless Telecommunication Services)	6.6	6.9
Itau Unibanco Holding SA (Brazil, Banks)	6.5	7.3
Ambev SA sponsored ADR (Brazil, Beverages)	6.1	4.7
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (Mexico, Beverages)	4.1	3.2
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	3.3	3.8
Banco Bradesco SA (PN) (Brazil, Banks)	3.1	2.7
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	2.7	2.1
Petroleo Brasileiro SA - Petrobras (ON) (Brazil, Oil, Gas & Consumable Fuels)	2.6	0.8
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil, Food & Staples Retailing)	2.5	2.4
Grupo de Inversiones Suramerica SA (Colombia, Diversified Financial Services)	2.5	2.3
	40.0
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.3	30.9
Consumer Staples	23.8	20.7
Telecommunication Services	9.9	12.0
Consumer Discretionary	7.7	6.2
Materials	7.4	8.3
Energy	7.3	7.8
Industrials	6.7	6.6
Utilities	3.4	3.2
Information Technology	1.9	2.1
Health Care	0.7	1.2
Market Sectors may include more than one industry category.

The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2015, the fund did not have more than 25% of its total assets invested in any one industry.

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 73.1%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	39,000	$ 2,154,750
Inversiones y Representaciones SA ADR (a)	94,100	1,705,092
TOTAL ARGENTINA		3,859,842
Belgium - 0.5%
Euronav NV (d)	152,900	2,104,052
Euronav NV	128,200	1,728,136
TOTAL BELGIUM		3,832,188
Brazil - 18.8%
Banco Bradesco SA	350,880	3,498,377
BB Seguridade Participacoes SA	1,367,500	15,999,062
Brasil Brokers Participacoes SA	2,701,800	2,466,005
CCR SA	1,880,900	10,362,913
Cielo SA	1,013,040	14,101,428
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,676,200	9,902,707
Cyrela Brazil Realty SA	287,300	1,118,515
Embraer SA	395,800	3,087,107
Estacio Participacoes SA	257,600	1,556,056
Hypermarcas SA (a)	524,700	3,462,067
Industrias Romi SA	3,235,900	2,577,593
Itausa-Investimentos Itau SA	7	24
M. Dias Branco SA	368,400	10,581,435
MAHLE Metal Leve SA	314,800	2,120,991
Multiplus SA	838,600	9,324,118
Petroleo Brasileiro SA - Petrobras (ON)	4,017,028	18,998,871
Porto Seguro SA	133,300	1,667,494
QGEP Participacoes SA	2,590,000	6,240,860
Souza Cruz SA	1,084,700	9,900,347
Tegma Gestao Logistica SA	270,300	1,354,662
TIM Participacoes SA	1,439,795	4,611,435
Vale SA	468,500	3,521,972
TOTAL BRAZIL		136,454,039
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc. Class A	383,800	2,302,800
Canada - 0.3%
Tahoe Resources, Inc.	129,934	1,836,200
Chile - 11.8%
Aguas Andinas SA	9,816,128	5,778,460
Banco de Chile	68,264,691	7,912,968
Banco de Chile sponsored ADR (d)	72,837	5,113,157
Banmedica SA	809,643	1,706,915
Colbun SA	19,353,258	5,842,523
Compania Cervecerias Unidas SA	1,261,455	13,577,888
CorpBanca SA	688,348,714	7,797,872
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,078,740	12,160,406

	Shares	Value
Forus SA	600,674	$ 2,631,908
Inversiones La Construccion SA	908,582	11,631,157
S.A.C.I. Falabella	861,484	6,746,237
Sociedad Matriz SAAM SA	59,433,277	5,247,113
TOTAL CHILE		86,146,604
Colombia - 7.0%
Bancolombia SA	125,838	1,331,284
Bolsa de Valores de Colombia	545,822,864	4,812,040
Cemex Latam Holdings SA (a)	840,570	4,693,359
Empresa de Telecomunicaciones de Bogota	38,213,250	7,620,190
Grupo de Inversiones Suramerica SA	1,097,096	18,027,010
Inversiones Argos SA	1,878,253	14,745,311
TOTAL COLOMBIA		51,229,194
Mexico - 27.0%
America Movil S.A.B. de CV:
Series L	7,064,800	7,418,454
Series L sponsored ADR	1,945,373	40,638,842
Consorcio ARA S.A.B. de CV (a)	25,539,905	10,870,524
Controladora Commercial Mexicana S.A.B. de CV unit	1,114,500	3,588,600
Embotelladoras Arca S.A.B. de CV	453,700	2,787,200
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (a)	328,505	29,726,417
Gruma S.A.B. de CV Series B	241,109	2,907,232
Grupo Aeroportuario del Pacifico SA de CV:
Series B	43,100	306,858
sponsored ADR	105,700	7,509,985
Grupo Aeroportuario del Sureste SA de CV Series B	47,615	673,941
Grupo Carso SA de CV Series A1	1,254,700	5,171,896
Grupo Financiero Inbursa S.A.B. de CV Series O	6,980,519	16,666,433
Grupo Financiero Santander Mexico S.A.B. de CV	5,620,555	11,452,128
Grupo Televisa SA de CV	104,700	762,013
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	307,400	11,192,434
Industrias Penoles SA de CV	506,693	8,593,833
Medica Sur SA de CV	1,023,734	3,774,777
Megacable Holdings S.A.B. de CV unit	1,927,429	8,021,532
Qualitas Controladora S.A.B. de CV (a)	2,837,000	5,325,616
Wal-Mart de Mexico SA de CV Series V	8,141,348	19,231,029
TOTAL MEXICO		196,619,744
Panama - 1.3%
Banco Latinoamericano de Comercio Exterior SA Series E	298,770	9,491,923
Common Stocks - continued
	Shares	Value
Peru - 3.2%
Alicorp SA Class C	4,904,034	$ 9,476,016
Compania de Minas Buenaventura SA sponsored ADR	1,236,436	13,823,354
TOTAL PERU		23,299,370
Spain - 1.5%
Melia Hotels International SA	57,100	713,903
Prosegur Compania de Seguridad SA (Reg.)	1,726,154	9,950,514
TOTAL SPAIN		10,664,417
United Kingdom - 0.3%
HSBC Holdings PLC (United Kingdom)	190,400	1,902,002
United States of America - 0.6%
First Bancorp, Puerto Rico (a)	333,700	2,005,537
First Cash Financial Services, Inc. (a)	52,766	2,550,708
TOTAL UNITED STATES OF AMERICA		4,556,245
TOTAL COMMON STOCKS (Cost $514,697,053)		532,194,568
Nonconvertible Preferred Stocks - 26.0%

Brazil - 25.2%
Ambev SA sponsored ADR	7,028,847	44,492,602
Banco Bradesco SA (PN)	2,084,660	22,251,503
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	368,325	12,469,225
sponsored ADR	169,470	5,684,024
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	471,400	2,776,546
Embraer SA sponsored ADR	90,034	2,807,260
Itau Unibanco Holding SA	3,718,405	47,551,453
Itausa-Investimentos Itau SA (PN)	4,095,023	14,420,483

	Shares	Value
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	5,541,771	$ 24,003,091
Vale SA (PN-A)	1,112,500	6,701,696
TOTAL BRAZIL		183,157,883
Chile - 0.5%
Embotelladora Andina SA Class A	1,336,888	3,278,561
Colombia - 0.3%
Grupo de Inversiones Suramerica SA	163,024	2,429,619
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $119,549,054)		188,866,063
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.15% (b)	4,426,199	4,426,199
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	807,105	807,105
TOTAL MONEY MARKET FUNDS (Cost $5,233,304)		5,233,304
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $639,479,411)		726,293,935
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,181,788
NET ASSETS - 100%		$ 727,475,723
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,593
Fidelity Securities Lending Cash Central Fund	20,157
Total	$ 26,750
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 57,361,031	$ 56,647,128	$ 713,903	$ -
Consumer Staples	171,162,643	171,162,643	-	-
Energy	53,075,010	50,970,958	2,104,052	-
Financials	220,163,697	218,261,695	1,902,002	-
Health Care	5,481,692	5,481,692	-	-
Industrials	49,049,842	39,099,328	9,950,514	-
Information Technology	14,101,428	14,101,428	-	-
Materials	53,915,725	53,915,725	-	-
Telecommunication Services	72,449,327	72,449,327	-	-
Utilities	24,300,236	24,300,236	-	-
Money Market Funds	5,233,304	5,233,304	-	-
Total Investments in Securities:	$ 726,293,935	$ 711,623,464	$ 14,670,471	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 11,136,826
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $779,894) - See accompanying schedule: Unaffiliated issuers (cost $634,246,107)	$ 721,060,631
Fidelity Central Funds (cost $5,233,304)	5,233,304
Total Investments (cost $639,479,411)		$ 726,293,935
Cash		2,234
Foreign currency held at value (cost $990,020)		990,020
Receivable for investments sold		5,714,430
Receivable for fund shares sold		349,106
Dividends receivable		1,276,440
Distributions receivable from Fidelity Central Funds		3,043
Prepaid expenses		793
Other receivables		7,696
Total assets		734,637,697

Liabilities
Payable for investments purchased	$ 4,546,831
Payable for fund shares redeemed	979,086
Accrued management fee	419,787
Distribution and service plan fees payable	15,949
Other affiliated payables	199,579
Other payables and accrued expenses	193,637
Collateral on securities loaned, at value	807,105
Total liabilities		7,161,974

Net Assets		$ 727,475,723
Net Assets consist of:
Paid in capital		$ 684,609,855
Undistributed net investment income		5,059,810
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(48,993,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		86,799,802
Net Assets		$ 727,475,723

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($24,486,731 ÷ 1,040,025 shares)	$ 23.54

Maximum offering price per share (100/94.25 of $23.54)	$ 24.98
Class T: Net Asset Value and redemption price per share ($7,407,278 ÷ 313,846 shares)	$ 23.60

Maximum offering price per share (100/96.50 of $23.60)	$ 24.46
Class B: Net Asset Value and offering price per share ($1,306,194 ÷ 54,731 shares)A	$ 23.87

Class C: Net Asset Value and offering price per share ($8,053,551 ÷ 339,152 shares)A	$ 23.75

Latin America: Net Asset Value, offering price and redemption price per share ($683,779,035 ÷ 29,087,576 shares)	$ 23.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,442,934 ÷ 103,949 shares)	$ 23.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 11,345,422
Income from Fidelity Central Funds		26,750
Income before foreign taxes withheld		11,372,172
Less foreign taxes withheld		(1,036,514)
Total income		10,335,658

Expenses
Management fee	$ 2,733,693
Transfer agent fees	1,082,824
Distribution and service plan fees	105,959
Accounting and security lending fees	189,395
Custodian fees and expenses	281,828
Independent trustees' compensation	1,547
Registration fees	48,331
Audit	37,535
Legal	1,480
Interest	444
Miscellaneous	805
Total expenses before reductions	4,483,841
Expense reductions	(29,373)	4,454,468
Net investment income (loss)		5,881,190
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(46,666,543)
Foreign currency transactions	(263,404)
Total net realized gain (loss)		(46,929,947)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $64,167)	(105,447,900)
Assets and liabilities in foreign currencies	(11,037)
Total change in net unrealized appreciation (depreciation)		(105,458,937)
Net gain (loss)		(152,388,884)
Net increase (decrease) in net assets resulting from operations		$ (146,507,694)

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,881,190	$ 20,578,749
Net realized gain (loss)	(46,929,947)	80,758,455
Change in net unrealized appreciation (depreciation)	(105,458,937)	(221,687,609)
Net increase (decrease) in net assets resulting from operations	(146,507,694)	(120,350,405)
Distributions to shareholders from net investment income	(12,592,762)	(23,599,176)
Distributions to shareholders from net realized gain	(66,395,306)	(209,492,273)
Total distributions	(78,988,068)	(233,091,449)
Share transactions - net increase (decrease)	(43,161,410)	(61,704,730)
Redemption fees	84,814	197,877
Total increase (decrease) in net assets	(268,572,358)	(414,948,707)

Net Assets
Beginning of period	996,048,081	1,410,996,788
End of period (including undistributed net investment income of $5,059,810 and undistributed net investment income of $11,771,382, respectively)	$ 727,475,723	$ 996,048,081

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.31	$ 40.71	$ 48.95	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.15	.49	.72	.92	1.15	.02
Net realized and unrealized gain (loss)	(4.53)	(4.08)	(4.73)	(3.66)	(5.87)	2.79
Total from investment operations	(4.38)	(3.59)	(4.01)	(2.74)	(4.72)	2.81
Distributions from net investment income	(.31)	(.57)	(.79)	(.70)	(.19)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.39)	(6.82)	(4.24)	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	-K	.01	.01	.01	.01	-K
Net asset value, end of period	$ 23.54	$ 30.31	$ 40.71	$ 48.95	$ 52.38	$ 57.48
Total ReturnB, C, D	(14.90)%	(9.06)%	(8.93)%	(5.23)%	(8.26)%	5.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.39%A	1.38%	1.37%	1.35%	1.34%	1.37%A
Expenses net of fee waivers, if any	1.39%A	1.38%	1.37%	1.35%	1.34%	1.37%A
Expenses net of all reductions	1.39%A	1.38%	1.35%	1.35%	1.34%	1.34%A
Net investment income (loss)	1.27%A	1.52%	1.66%	1.80%	2.05%	.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,487	$ 34,898	$ 48,464	$ 69,654	$ 91,407	$ 115,626
Portfolio turnover rate G	27%A	30%	23%	23%	11%	56%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.33	$ 40.68	$ 48.88	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.12	.40	.61	.78	.99	.01
Net realized and unrealized gain (loss)	(4.54)	(4.08)	(4.74)	(3.65)	(5.85)	2.79
Total from investment operations	(4.42)	(3.68)	(4.13)	(2.87)	(4.86)	2.80
Distributions from net investment income	(.23)	(.43)	(.63)	(.53)	(.15)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.31)	(6.68)	(4.08)	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	-K	.01	.01	.01	.01	-K
Net asset value, end of period	$ 23.60	$ 30.33	$ 40.68	$ 48.88	$ 52.27	$ 57.47
Total ReturnB, C, D	(15.01)%	(9.30)%	(9.17)%	(5.49)%	(8.50)%	5.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66%A	1.65%	1.63%	1.61%	1.61%	1.63%A
Expenses net of fee waivers, if any	1.66%A	1.65%	1.63%	1.61%	1.61%	1.63%A
Expenses net of all reductions	1.65%A	1.65%	1.61%	1.61%	1.61%	1.60%A
Net investment income (loss)	1.00%A	1.25%	1.40%	1.54%	1.78%	.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,407	$ 9,761	$ 12,705	$ 19,334	$ 26,020	$ 36,820
Portfolio turnover rate G	27%A	30%	23%	23%	11%	56%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.46	$ 40.63	$ 48.72	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.06	.25	.40	.53	.72	(.02)
Net realized and unrealized gain (loss)	(4.57)	(4.08)	(4.74)	(3.63)	(5.84)	2.79
Total from investment operations	(4.51)	(3.83)	(4.34)	(3.10)	(5.12)	2.77
Distributions from net investment income	-	(.10)	(.31)	(.25)	(.07)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.08)	(6.35)	(3.76)	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	-K	.01	.01	.01	.01	-K
Net asset value, end of period	$ 23.87	$ 30.46	$ 40.63	$ 48.72	$ 52.06	$ 57.44
Total ReturnB, C, D	(15.20)%	(9.73)%	(9.60)%	(5.95)%	(8.94)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14%A	2.14%	2.12%	2.10%	2.10%	2.12%A
Expenses net of fee waivers, if any	2.14%A	2.14%	2.12%	2.10%	2.10%	2.12%A
Expenses net of all reductions	2.14%A	2.13%	2.10%	2.10%	2.10%	2.10%A
Net investment income (loss)	.51%A	.76%	.91%	1.05%	1.29%	(.36)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,306	$ 2,211	$ 4,764	$ 9,492	$ 14,114	$ 20,392
Portfolio turnover rate G	27%A	30%	23%	23%	11%	56%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.37	$ 40.59	$ 48.73	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.06	.25	.40	.54	.73	(.02)
Net realized and unrealized gain (loss)	(4.55)	(4.07)	(4.74)	(3.64)	(5.84)	2.79
Total from investment operations	(4.49)	(3.82)	(4.34)	(3.10)	(5.11)	2.77
Distributions from net investment income	(.05)	(.16)	(.36)	(.23)	(.09)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.13)	(6.41)	(3.81)	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	-K	.01	.01	.01	.01	-K
Net asset value, end of period	$ 23.75	$ 30.37	$ 40.59	$ 48.73	$ 52.05	$ 57.44
Total ReturnB, C, D	(15.19)%	(9.74)%	(9.62)%	(5.94)%	(8.93)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14%A	2.13%	2.12%	2.10%	2.08%	2.09%A
Expenses net of fee waivers, if any	2.14%A	2.13%	2.12%	2.10%	2.08%	2.09%A
Expenses net of all reductions	2.14%A	2.13%	2.10%	2.10%	2.08%	2.07%A
Net investment income (loss)	.51%A	.77%	.91%	1.06%	1.31%	(.34)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,054	$ 11,349	$ 15,185	$ 27,405	$ 35,203	$ 48,329
Portfolio turnover rate G	27%A	30%	23%	23%	11%	56%J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 30.34	$ 40.80	$ 49.09	$ 52.48	$ 57.50	$ 47.29
Income from Investment Operations
Net investment income (loss) D	.18	.59	.87	1.09	1.34	1.07
Net realized and unrealized gain (loss)	(4.52)	(4.10)	(4.74)	(3.67)	(5.88)	11.00
Total from investment operations	(4.34)	(3.51)	(3.87)	(2.58)	(4.54)	12.07
Distributions from net investment income	(.41)	(.71)	(.98)	(.82)	(.29)	(1.49)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	(.39)
Total distributions	(2.49)	(6.96)	(4.43)	(.82)	(.49)	(1.88)
Redemption fees added to paid in capital D	-I	.01	.01	.01	.01	.02
Net asset value, end of period	$ 23.51	$ 30.34	$ 40.80	$ 49.09	$ 52.48	$ 57.50
Total ReturnB, C	(14.76)%	(8.79)%	(8.63)%	(4.91)%	(7.96)%	25.91%
Ratios to Average Net Assets E, G
Expenses before reductions	1.12%A	1.08%	1.04%	1.02%	1.00%	1.03%
Expenses net of fee waivers, if any	1.12%A	1.08%	1.04%	1.02%	1.00%	1.03%
Expenses net of all reductions	1.11%A	1.07%	1.03%	1.02%	1.00%	1.01%
Net investment income (loss)	1.54%A	1.83%	1.99%	2.14%	2.39%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 683,779	$ 933,298	$ 1,324,748	$ 2,274,601	$ 2,884,301	$ 4,283,462
Portfolio turnover rate F	27%A	30%	23%	23%	11%	56%H

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate does not include the assets acquired in the merger. IAmount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.35	$ 40.79	$ 49.07	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) D	.20	.60	.87	1.08	1.32	.03
Net realized and unrealized gain (loss)	(4.55)	(4.07)	(4.74)	(3.67)	(5.88)	2.79
Total from investment operations	(4.35)	(3.47)	(3.87)	(2.59)	(4.56)	2.82
Distributions from net investment income	(.42)	(.73)	(.97)	(.86)	(.23)	(.80)
Distributions from net realized gain	(2.08)	(6.25)	(3.45)	-	(.20)	-
Total distributions	(2.50)	(6.98)	(4.42)	(.86)	(.43)	(.80)
Redemption fees added to paid in capital D	-J	.01	.01	.01	.01	-J
Net asset value, end of period	$ 23.50	$ 30.35	$ 40.79	$ 49.07	$ 52.51	$ 57.49
Total ReturnB, C	(14.76)%	(8.69)%	(8.63)%	(4.93)%	(7.98)%	5.15%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04%A	1.04%	1.03%	1.04%	1.04%	1.08%A
Expenses net of fee waivers, if any	1.04%A	1.04%	1.03%	1.04%	1.04%	1.08%A
Expenses net of all reductions	1.04%A	1.04%	1.01%	1.04%	1.04%	1.06%A
Net investment income (loss)	1.61%A	1.86%	2.00%	2.12%	2.35%	.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,443	$ 4,531	$ 5,131	$ 7,928	$ 9,603	$ 12,868
Portfolio turnover rate F	27%A	30%	23%	23%	11%	56%I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the appreciable securities is included in Other payable and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 193,387,073
Gross unrealized depreciation	(110,768,968)
Net unrealized appreciation (depreciation) on securities	$ 82,618,105

Tax cost	$ 643,675,830

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $106,929,153 and $220,349,401, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 33,818	$ 804
Class T	.25%	.25%	19,600	284
Class B	.75%	.25%	8,181	6,153
Class C	.75%	.25%	44,360	7,488
			$ 105,959	$ 14,729

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,334
Class T	961
Class B*	452
Class C*	1,259
$ 9,006

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 39,538.29
Class T	12,138.31
Class B	2,400.29
Class C	12,996.29
Latin America	1,012,793.28
Institutional Class	2,959.20
	$ 1,082,824

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,455 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,893,750.34%		$ 444

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $663 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, Total security lending income during the period amounted to $20,157. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13,310 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Latin America expenses during the period in the amount of $16,063.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 341,444	$ 667,095
Class T	71,167	136,327
Class B	-	12,098
Class C	18,114	60,991
Latin America	12,109,807	22,631,305
Institutional Class	52,230	91,360
Total	$ 12,592,762	$ 23,599,176
From net realized gain
Class A	$ 2,330,553	$ 7,249,224
Class T	658,521	1,918,455
Class B	144,042	684,975
Class C	754,025	2,282,110
Latin America	62,251,897	196,577,505
Institutional Class	256,268	780,004
Total	$ 66,395,306	$ 209,492,273

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	80,489	256,161	$ 1,893,157	$ 8,113,294
Reinvestment of distributions	103,775	229,379	2,587,573	7,071,806
Shares redeemed	(295,494)	(524,684)	(7,036,927)	(16,539,013)
Net increase (decrease)	(111,230)	(39,144)	$ (2,556,197)	$ (1,353,913)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	15,847	47,965	$ 375,373	$ 1,548,211
Reinvestment of distributions	28,508	65,609	713,357	2,028,652
Shares redeemed	(52,329)	(104,082)	(1,240,836)	(3,252,264)
Net increase (decrease)	(7,974)	9,492	$ (152,106)	$ 324,599
Class B
Shares sold	116	1,044	$ 2,989	$ 32,892
Reinvestment of distributions	5,261	18,939	133,376	590,702
Shares redeemed	(23,220)	(64,672)	(559,019)	(2,061,800)
Net increase (decrease)	(17,843)	(44,689)	$ (422,654)	$ (1,438,206)
Class C
Shares sold	28,918	91,764	$ 694,321	$ 2,901,440
Reinvestment of distributions	25,875	69,412	652,617	2,158,720
Shares redeemed	(89,295)	(161,581)	(2,156,109)	(5,151,621)
Net increase (decrease)	(34,502)	(405)	$ (809,171)	$ (91,461)
Latin America
Shares sold	1,578,197	4,529,614	$ 37,317,339	$ 143,961,705
Reinvestment of distributions	2,862,287	6,820,938	71,197,829	209,950,213
Shares redeemed	(6,111,144)	(13,065,128)	(146,603,830)	(413,931,096)
Net increase (decrease)	(1,670,660)	(1,714,576)	$ (38,088,662)	$ (60,019,178)
Institutional Class
Shares sold	19,137	125,962	$ 462,541	$ 4,086,454
Reinvestment of distributions	11,139	21,472	276,862	660,492
Shares redeemed	(75,632)	(123,906)	(1,872,023)	(3,873,517)
Net increase (decrease)	(45,356)	23,528	$ (1,132,620)	$ 873,429

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FALAA-USAN-0615
1.917420.104

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity Advisor®

China Region Fund -

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2015

Class A, Class T, Class B, and Class C are
classes of Fidelity® China Region Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.28%
Actual		$ 1,000.00	$ 1,264.90	$ 7.19
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class T	1.62%
Actual		$ 1,000.00	$ 1,262.80	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,016.76	$ 8.10
Class B	2.09%
Actual		$ 1,000.00	$ 1,259.50	$ 11.71
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
Class C	2.04%
Actual		$ 1,000.00	$ 1,259.90	$ 11.43
HypotheticalA		$ 1,000.00	$ 1,014.68	$ 10.19
China Region	.98%
Actual		$ 1,000.00	$ 1,266.60	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,266.70	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
China	42.0%
Cayman Islands	24.4%
Hong Kong	11.8%
Taiwan	10.4%
Bermuda	5.1%
Netherlands	2.4%
United Kingdom	1.7%
Bailiwick of Jersey	1.4%
United States of America*	0.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Cayman Islands	31.7%
China	26.3%
Taiwan	16.7%
Hong Kong	10.2%
United States of America*	4.7%
Bermuda	4.2%
Korea (South)	2.8%
United Kingdom	1.4%
Netherlands	0.8%
Other	1.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.2	95.3
Short-Term Investments and Net Other Assets (Liabilities)	0.8	4.7
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
AIA Group Ltd. (Insurance)	4.4	5.4
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	4.1	3.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3.7	8.3
China Construction Bank Corp. (H Shares) (Banks)	3.6	3.7
Hong Kong Exchanges and Clearing Ltd. (Diversified Financial Services)	3.3	0.0
Tencent Holdings Ltd. (Internet Software & Services)	3.2	5.3
Bank of China Ltd. (H Shares) (Banks)	3.1	0.0
China Pacific Insurance Group Co. Ltd. (H Shares) (Insurance)	2.3	2.1
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (Insurance)	2.3	0.0
CK Hutchison Holdings Ltd. (Real Estate Management & Development)	2.1	0.0
	32.1
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.4	25.1
Information Technology	16.6	28.6
Consumer Discretionary	13.3	16.8
Industrials	12.2	6.3
Health Care	9.1	7.6
Materials	4.0	4.4
Consumer Staples	1.7	0.0
Telecommunication Services	1.4	1.6
Utilities	0.5	2.2
Energy	0.0	2.7
Market Sectors may include more than one industry category.

The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese market. As of April 30, 2015, the fund did not have more than 25% of its total assets invested in any one industry.

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 2.3%
Cub Elecparts, Inc.	400,000	$ 5,093,711
Fuyao Glass Industries Group Co. Ltd.	7,571,859	19,092,003
Weifu High-Technology Co. Ltd. (B Shares)	3,941,161	18,438,240
		42,623,954
Automobiles - 1.8%
Chongqing Changan Automobile Co. Ltd. (B Shares)	8,233,786	26,983,655
Geely Automobile Holdings Ltd.	11,880,000	6,713,640
		33,697,295
Diversified Consumer Services - 0.5%
Perfect Shape (PRC) Holdings Ltd.	40,044,000	9,403,214
Hotels, Restaurants & Leisure - 1.0%
Huangshan Tourism Development Co. Ltd.	762,272	1,625,164
Tuniu Corp. Class A sponsored ADR (d)	1,090,000	17,712,500
		19,337,664
Household Durables - 1.7%
Haier Electronics Group Co. Ltd.	3,383,000	9,755,443
Qingdao Haier Co. Ltd.	1,549,911	6,774,052
Techtronic Industries Co. Ltd.	4,203,000	14,939,927
		31,469,422
Internet & Catalog Retail - 2.9%
Ctrip.com International Ltd. sponsored ADR (a)	243,000	15,474,240
JD.com, Inc. sponsored ADR	260,000	8,725,600
Qunar Cayman Islands Ltd. sponsored ADR (a)(d)	431,768	20,219,695
Vipshop Holdings Ltd. ADR (a)	300,000	8,487,000
		52,906,535
Media - 0.6%
Poly Culture Group Corp. Ltd. (H Shares) (a)	2,978,200	11,335,570
Specialty Retail - 1.2%
China Harmony Auto Holding Ltd.	7,500,000	9,483,198
Hengdeli Holdings Ltd.	38,000,000	8,531,007
International Housewares Retail Co. Ltd.	2,849,000	805,015
Oriental Watch Holdings Ltd.	15,597,000	2,837,446
		21,656,666
Textiles, Apparel & Luxury Goods - 1.3%
Best Pacific International Holdings Ltd.	18,342,000	8,282,896
ECLAT Textile Co. Ltd.	500,000	6,726,311
Toung Loong Textile Manufacturing Co. Ltd.	2,375,000	9,422,141
		24,431,348
TOTAL CONSUMER DISCRETIONARY		246,861,668

	Shares	Value
CONSUMER STAPLES - 1.7%
Food Products - 1.7%
China Agri-Industries Holdings Ltd.	9,500,000	$ 5,429,937
China Foods Ltd. (a)	7,500,000	5,622,182
Inner Mongoli Yili Industries Co. Ltd.	3,499,971	20,572,797
		31,624,916
FINANCIALS - 40.4%
Banks - 14.8%
Bank of China Ltd. (H Shares)	83,778,000	57,613,555
Midea Group ELS (BNP Paribas Warrant Program) warrants 10/8/15 (a)(f)	3,090,600	18,420,630
China Construction Bank Corp. (H Shares)	68,778,000	66,998,329
China Merchants Bank Co. Ltd. (H Shares)	10,000,000	30,255,917
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(f)	3,028,600	15,990,625
Industrial & Commercial Bank of China Ltd. (H Shares)	88,224,000	76,530,869
Kweichow Moutai Co. Ltd. (A Shares) (BNP Paribas Warrant Program) warrants 7/9/15 (a)(f)	223,520	9,089,194
		274,899,119
Capital Markets - 4.5%
Emperor Capital Group Ltd.	42,366,000	9,729,823
Emperor Capital Group Ltd. rights (a) 5/21/15	15,999,000	2,642,228
Guotai Junan International Holdings Ltd.	6,000,000	9,924,457
Haitong Securities Co. Ltd. (H Shares)	5,600,000	18,388,372
Kweichow Moutai Co. Ltd. (A Shares) ELS (UBS Warrant Programme) warrants 8/5/15 (a)(f)	305,690	12,430,546
SAIC Motor Corp. Ltd. ELS (UBS Warrant Programme) warrants 9/16/15 (a)(f)	2,014,600	8,769,298
SAIC Motor Corp. Ltd. ELS (BD Warrant Programme) warrants 7/13/17 (a)(f)	2,008,500	8,742,745
Tai Fook Securities Group Ltd.	7,310,000	8,158,324
Tai Fook Securities Group Ltd. rights 5/15/15 (a)	7,310,000	4,857,268
		83,643,061
Diversified Financial Services - 3.3%
Hong Kong Exchanges and Clearing Ltd.	1,585,000	60,655,179
Insurance - 13.9%
AIA Group Ltd.	12,277,400	82,054,734
China Life Insurance Co. Ltd. (H Shares)	7,000,000	33,972,989
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	43,657,051
New China Life Insurance Co. Ltd. (H Shares)	3,497,000	21,724,981
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
People's Insurance Co. of China Group (H Shares)	50,176,000	$ 34,894,122
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,000,000	43,119,521
		259,423,398
Real Estate Management & Development - 3.9%
CK Hutchison Holdings Ltd.	1,810,000	39,350,111
Shimao Property Holdings Ltd.	6,908,500	16,365,298
Sunac China Holdings Ltd.	12,500,000	16,482,701
		72,198,110
TOTAL FINANCIALS		750,818,867
HEALTH CARE - 9.1%
Biotechnology - 0.4%
JHL Biotech, Inc. (g)	2,005,348	7,500,002
Health Care Equipment & Supplies - 0.8%
Intai Technology Corp.	1,000,000	5,632,469
Lifetech Scientific Corp. (a)	52,266,000	9,710,671
		15,343,140
Health Care Providers & Services - 1.7%
China National Accord Medicines Corp. Ltd.	1,930,173	14,267,324
Phoenix Healthcare Group Ltd. (d)	8,739,500	18,064,110
		32,331,434
Life Sciences Tools & Services - 0.9%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	385,700	16,650,669
Pharmaceuticals - 5.3%
CSPC Pharmaceutical Group Ltd.	19,842,000	20,634,216
Jiangsu Hengrui Medicine Co. Ltd.	2,299,908	21,138,479
Lee's Pharmaceutical Holdings Ltd.	8,290,000	15,380,870
Luye Pharma Group Ltd. (d)	13,498,500	17,346,519
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	1,300,000	4,956,422
Sino Biopharmaceutical Ltd.	16,312,000	18,689,069
		98,145,575
TOTAL HEALTH CARE		169,970,820
INDUSTRIALS - 11.8%
Air Freight & Logistics - 0.1%
Sinotrans Air Transportation Development Co. Ltd. (A Shares)	599,908	2,615,192
Airlines - 3.1%
Air China Ltd. (H Shares)	14,284,000	17,250,162
China Eastern Airlines Corp. Ltd. (H Shares) (a)	24,180,000	18,687,474
China Southern Airlines Ltd. (H Shares)	21,296,000	20,927,901
		56,865,537

	Shares	Value
Building Products - 0.5%
Sunspring Metal Corp.	4,350,000	$ 8,493,763
Electrical Equipment - 1.8%
Harbin Electric Machinery Co. Ltd. (H Shares)	17,000,000	13,993,846
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,200,000	18,819,310
		32,813,156
Machinery - 3.0%
China CNR Corp. Ltd. (H Shares) (a)	7,000,000	14,360,271
CSR Corp. Ltd. (H Shares)	11,689,000	22,622,266
King Slide Works Co. Ltd.	600,000	9,472,344
Zhengzhou Yutong Bus Co. Ltd.	2,099,971	10,366,465
		56,821,346
Marine - 1.0%
China Shipping Development Co. Ltd. (H Shares)	22,444,000	18,851,622
Road & Rail - 0.5%
Daqin Railway Co. Ltd. (A Shares)	4,499,962	10,134,853
Trading Companies & Distributors - 1.8%
China Aircraft Leasing Group Holdings Ltd.	5,000,000	8,747,766
Summit Ascent Holdings Ltd. (a)(d)	41,044,000	23,989,178
		32,736,944
TOTAL INDUSTRIALS		219,332,413
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 0.5%
ZTE Corp. (H Shares)	3,000,000	10,121,862
Electronic Equipment & Components - 2.7%
Largan Precision Co. Ltd.	209,000	21,018,742
PAX Global Technology Ltd. (a)	7,500,000	10,934,708
Sunny Optical Technology Group Co. Ltd. (d)	4,500,000	10,079,285
TPK Holding Co. Ltd.	1,250,000	7,795,664
		49,828,399
Internet Software & Services - 6.2%
58.com, Inc. ADR (a)(d)	304,300	23,212,004
Bitauto Holdings Ltd. ADR (a)	129,417	7,697,723
SouFun Holdings Ltd. ADR	1,500,000	12,405,000
Tencent Holdings Ltd.	2,900,000	59,852,754
Youku Tudou, Inc. ADR (a)(d)	615,000	11,500,500
		114,667,981
Semiconductors & Semiconductor Equipment - 5.1%
eMemory Technology, Inc.	390,000	4,437,896
Silergy Corp.	592,325	5,879,540
Taiwan Semiconductor Manufacturing Co. Ltd.	14,240,796	68,559,073
Vanguard International Semiconductor Corp.	10,200,000	15,753,282
		94,629,791
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.7%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	32,000,000	$ 12,633,942
Technology Hardware, Storage & Peripherals - 1.4%
ADLINK Technology, Inc.	3,200,000	10,082,936
Advantech Co. Ltd.	1,415,000	11,712,352
Axiomtek Co. Ltd.	2,000,000	5,028,407
		26,823,695
TOTAL INFORMATION TECHNOLOGY		308,705,670
MATERIALS - 4.0%
Chemicals - 0.2%
Jintex Corp. Ltd. (e)	4,681,000	3,912,806
Construction Materials - 3.8%
Asia Cement (China) Holdings Corp.	6,409,500	3,696,572
BBMG Corp. (H Shares)	20,000,000	24,824,045
China Shanshui Cement Group Ltd. (d)	20,656,000	16,763,486
West China Cement Ltd.	149,600,000	25,671,468
		70,955,571
TOTAL MATERIALS		74,868,377
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
China Unicom Ltd.	14,100,000	26,481,628
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares) (d)	18,500,000	9,189,670
TOTAL COMMON STOCKS (Cost $1,346,403,654)		1,837,854,029
Convertible Preferred Stocks - 0.4%

INDUSTRIALS - 0.4%
Professional Services - 0.4%
Meituan Corp. Series D (g)	991,544	7,337,426
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,268,244)		7,337,426
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	16,508,102	$ 16,508,102
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	57,748,215	57,748,215
TOTAL MONEY MARKET FUNDS (Cost $74,256,317)		74,256,317
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,426,928,215)		1,919,447,772
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(59,865,304)
NET ASSETS - 100%		$ 1,859,582,468
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,443,038 or 3.9% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,837,428 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
JHL Biotech, Inc.	4/14/15	$ 7,500,002
Meituan Corp. Series D	1/26/15	$ 6,268,244
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,209
Fidelity Securities Lending Cash Central Fund	697,327
Total	$ 717,536
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jintex Corp. Ltd.	$ 4,548,561	$ -	$ 262,332	$ -	$ 3,912,806
Perfect Shape (PRC) Holdings Ltd.	11,817,466	-	5,870,819	406,080	-
Total	$ 16,366,027	$ -	$ 6,133,151	$ 406,080	$ 3,912,806
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 246,861,668	$ 246,861,668	$ -	$ -
Consumer Staples	31,624,916	31,624,916	-	-
Financials	750,818,867	559,372,475	191,446,392	-
Health Care	169,970,820	162,470,818	-	7,500,002
Industrials	226,669,839	198,404,512	20,927,901	7,337,426
Information Technology	308,705,670	180,293,843	128,411,827	-
Materials	74,868,377	58,104,891	-	16,763,486
Telecommunication Services	26,481,628	-	26,481,628	-
Utilities	9,189,670	9,189,670	-	-
Money Market Funds	74,256,317	74,256,317	-	-
Total Investments in Securities:	$ 1,919,447,772	$ 1,520,579,110	$ 367,267,748	$ 31,600,914

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 538,436,745
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Industrials
Beginning Balance	$ 28,267,179
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1,069,182
Cost of Purchases	6,268,244
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(28,267,179)
Ending Balance	$ 7,337,426
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 1,069,182
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	756,975
Net Unrealized Gain (Loss) on Investment Securities	10,741,947
Cost of Purchases	11,680,370
Proceeds of Sales	(11,841,958)
Amortization/Accretion	-
Transfers into Level 3	12,926,154
Transfers out of Level 3	-
Ending Balance	$ 24,263,488
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 10,741,947

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $54,601,134) - See accompanying schedule: Unaffiliated issuers (cost $1,347,756,763)	$ 1,841,278,649
Fidelity Central Funds (cost $74,256,317)	74,256,317
Other affiliated issuers (cost $4,915,135)	3,912,806
Total Investments (cost $1,426,928,215)		$ 1,919,447,772
Foreign currency held at value (cost $11,559,070)		11,558,877
Receivable for investments sold		29,018,521
Receivable for fund shares sold		7,796,914
Dividends receivable		448,512
Distributions receivable from Fidelity Central Funds		223,716
Prepaid expenses		997
Other receivables		25,770
Total assets		1,968,521,079

Liabilities
Payable for investments purchased	$ 47,688,673
Payable for fund shares redeemed	2,016,835
Accrued management fee	1,007,505
Distribution and service plan fees payable	22,538
Other affiliated payables	303,103
Other payables and accrued expenses	151,742
Collateral on securities loaned, at value	57,748,215
Total liabilities		108,938,611

Net Assets		$ 1,859,582,468
Net Assets consist of:
Paid in capital		$ 1,236,708,477
Accumulated net investment loss		(4,167,288)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		134,522,759
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		492,518,520
Net Assets		$ 1,859,582,468

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,753,473 ÷ 1,002,562 shares)	$ 37.66

Maximum offering price per share (100/94.25 of $37.66)	$ 39.96
Class T: Net Asset Value and redemption price per share ($8,361,295 ÷ 222,871 shares)	$ 37.52

Maximum offering price per share (100/96.50 of $37.52)	$ 38.88
Class B: Net Asset Value and offering price per share ($1,460,743 ÷ 39,143 shares)A	$ 37.32

Class C: Net Asset Value and offering price per share ($15,207,369 ÷ 411,521 shares)A	$ 36.95

China Region: Net Asset Value, offering price and redemption price per share ($1,761,089,659 ÷ 46,338,764 shares)	$ 38.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,709,929 ÷ 944,398 shares)	$ 37.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $406,080 earned from other affiliated issuers)		$ 3,620,497
Interest		10
Income from Fidelity Central Funds (including $697,327 from security lending)		717,536
Income before foreign taxes withheld		4,338,043
Less foreign taxes withheld		(128,874)
Total income		4,209,169

Expenses
Management fee	$ 5,168,212
Transfer agent fees	1,414,997
Distribution and service plan fees	110,543
Accounting and security lending fees	336,173
Custodian fees and expenses	251,551
Independent trustees' compensation	2,820
Registration fees	80,553
Audit	37,567
Legal	2,136
Interest	1,694
Miscellaneous	4,945
Total expenses before reductions	7,411,191
Expense reductions	(47,553)	7,363,638
Net investment income (loss)		(3,154,469)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $22,155)	138,014,454
Other affiliated issuers	920,267
Foreign currency transactions	(864,992)
Total net realized gain (loss)		138,069,729
Change in net unrealized appreciation (depreciation) on: Investment securities	235,949,261
Assets and liabilities in foreign currencies	2,330
Total change in net unrealized appreciation (depreciation)		235,951,591
Net gain (loss)		374,021,320
Net increase (decrease) in net assets resulting from operations		$ 370,866,851

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,154,469)	$ 13,925,917
Net realized gain (loss)	138,069,729	191,786,909
Change in net unrealized appreciation (depreciation)	235,951,591	(115,260,428)
Net increase (decrease) in net assets resulting from operations	370,866,851	90,452,398
Distributions to shareholders from net investment income	(13,114,934)	(15,459,434)
Distributions to shareholders from net realized gain	(172,413,722)	(136,131,549)
Total distributions	(185,528,656)	(151,590,983)
Share transactions - net increase (decrease)	262,213,244	1,574,280
Redemption fees	173,273	349,352
Total increase (decrease) in net assets	447,724,712	(59,214,953)

Net Assets
Beginning of period	1,411,857,756	1,471,072,709
End of period (including accumulated net investment loss of $4,167,288 and undistributed net investment income of $12,102,115, respectively)	$ 1,859,582,468	$ 1,411,857,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.18	$ 35.56	$ 28.53	$ 27.28	$ 31.61	$ 26.47
Income from Investment Operations
Net investment income (loss) E	(.11)	.21	.30	.36	.33	.25
Net realized and unrealized gain (loss)	8.05	2.01J	7.06	1.42	(4.33)	5.15
Total from investment operations	7.94	2.22	7.36	1.78	(4.00)	5.40
Distributions from net investment income	(.22)	(.30)	(.34)	(.19)	(.31)	(.20)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.46)	(3.61)	(.34)	(.53)	(.34)	(.27)
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	.01
Net asset value, end of period	$ 37.66	$ 34.18	$ 35.56	$ 28.53	$ 27.28	$ 31.61
Total ReturnB, C, D	26.49%	6.45%J	26.07%	6.70%	(12.79)%	20.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28%A	1.35%	1.35%	1.36%	1.37%	1.38%
Expenses net of fee waivers, if any	1.28%A	1.35%	1.35%	1.36%	1.37%	1.38%
Expenses net of all reductions	1.28%A	1.35%	1.31%	1.29%	1.31%	1.31%
Net investment income (loss)	(.71)%A	.64%	.94%	1.35%	1.07%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,753	$ 21,728	$ 20,623	$ 13,539	$ 14,808	$ 16,047
Portfolio turnover rateG	152%A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 6.42%.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.02	$ 35.40	$ 28.40	$ 27.13	$ 31.48	$ 26.40
Income from Investment Operations
Net investment income (loss) E	(.17)	.12	.21	.29	.25	.18
Net realized and unrealized gain (loss)	8.03	1.99 L	7.04	1.40	(4.32)	5.13
Total from investment operations	7.86	2.11	7.25	1.69	(4.07)	5.31
Distributions from net investment income	(.12)	(.19)	(.26)	(.08)	(.27)	(.18)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.36)	(3.50)	(.26)	(.42)	(.29) J	(.24) K
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	.01
Net asset value, end of period	$ 37.52	$ 34.02	$ 35.40	$ 28.40	$ 27.13	$ 31.48
Total ReturnB, C, D	26.28%	6.15% L	25.74%	6.38%	(13.04)%	20.27%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62%A	1.65%	1.64%	1.64%	1.63%	1.64%
Expenses net of fee waivers, if any	1.62%A	1.65%	1.64%	1.64%	1.63%	1.64%
Expenses net of all reductions	1.61%A	1.65%	1.60%	1.57%	1.57%	1.58%
Net investment income (loss)	(1.04)%A	.35%	.65%	1.06%	.81%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,361	$ 6,305	$ 5,965	$ 4,349	$ 5,281	$ 6,070
Portfolio turnover rateG	152%A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. KTotal distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share. LAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 6.12%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.79	$ 35.12	$ 28.16	$ 26.94	$ 31.23	$ 26.28
Income from Investment Operations
Net investment income (loss) E	(.24)	(.04)	.06	.16	.10	.04
Net realized and unrealized gain (loss)	7.98	1.99J	6.99	1.40	(4.29)	5.09
Total from investment operations	7.74	1.95	7.05	1.56	(4.19)	5.13
Distributions from net investment income	-	-	(.10)	-	(.08)	(.12)
Distributions from net realized gain	(4.21)	(3.29)	-	(.34)	(.03)	(.07)
Total distributions	(4.21)	(3.29)	(.10)	(.34)	(.11)	(.19)
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	.01
Net asset value, end of period	$ 37.32	$ 33.79	$ 35.12	$ 28.16	$ 26.94	$ 31.23
Total ReturnB, C, D	25.95%	5.68%J	25.12%	5.90%	(13.45)%	19.63%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09%A	2.11%	2.10%	2.11%	2.12%	2.14%
Expenses net of fee waivers, if any	2.09%A	2.11%	2.10%	2.11%	2.12%	2.14%
Expenses net of all reductions	2.08%A	2.11%	2.07%	2.04%	2.06%	2.08%
Net investment income (loss)	(1.51)%A	(.12)%	.19%	.59%	.32%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,461	$ 1,215	$ 1,494	$ 1,533	$ 1,801	$ 2,496
Portfolio turnover rateG	152%A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 5.65%.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.56	$ 34.99	$ 28.07	$ 26.86	$ 31.19	$ 26.25
Income from Investment Operations
Net investment income (loss) E	(.23)	(.02)	.06	.16	.10	.04
Net realized and unrealized gain (loss)	7.90	1.97J	6.97	1.39	(4.28)	5.09
Total from investment operations	7.67	1.95	7.03	1.55	(4.18)	5.13
Distributions from net investment income	(.04)	(.08)	(.12)	-	(.13)	(.13)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.28)	(3.39)	(.12)	(.34)	(.16)	(.20)
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	.01
Net asset value, end of period	$ 36.95	$ 33.56	$ 34.99	$ 28.07	$ 26.86	$ 31.19
Total ReturnB, C, D	25.99%	5.71%J	25.14%	5.88%	(13.46)%	19.66%
Ratios to Average Net Assets F, H
Expenses before reductions	2.04%A	2.07%	2.10%	2.11%	2.12%	2.14%
Expenses net of fee waivers, if any	2.04%A	2.07%	2.10%	2.11%	2.12%	2.14%
Expenses net of all reductions	2.04%A	2.07%	2.07%	2.04%	2.06%	2.07%
Net investment income (loss)	(1.47)%A	(.07)%	.19%	.59%	.32%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,207	$ 10,445	$ 6,957	$ 4,515	$ 5,230	$ 5,938
Portfolio turnover rateG	152% A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 5.68%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.51	$ 35.83	$ 28.73	$ 27.49	$ 31.81	$ 26.55
Income from Investment Operations
Net investment income (loss) D	(.07)	.33	.41	.45	.44	.34
Net realized and unrealized gain (loss)	8.13	2.03K	7.11	1.42	(4.37)	5.18
Total from investment operations	8.06	2.36	7.52	1.87	(3.93)	5.52
Distributions from net investment income	(.33)	(.38)	(.43)	(.29)	(.38)	(.21)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.57)	(3.69)	(.43)	(.63)	(.40) I	(.27) J
Redemption fees added to paid in capital D	- H	.01	.01	- H	.01	.01
Net asset value, end of period	$ 38.00	$ 34.51	$ 35.83	$ 28.73	$ 27.49	$ 31.81
Total ReturnB, C	26.66%	6.83%K	26.51%	7.01%	(12.52)%	20.97%
Ratios to Average Net Assets E, G
Expenses before reductions	.98%A	1.01%	1.02%	1.04%	1.04%	1.06%
Expenses net of fee waivers, if any	.98%A	1.01%	1.02%	1.04%	1.04%	1.06%
Expenses net of all reductions	.98%A	1.01%	.98%	.98%	.98%	1.00%
Net investment income (loss)	(.41)%A	.99%	1.27%	1.66%	1.40%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,761,090	$ 1,352,761	$ 1,425,828	$ 1,265,488	$ 1,515,084	$ 2,130,070
Portfolio turnover rateF	152% A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share. KAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 6.80%.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.39	$ 35.75	$ 28.68	$ 27.46	$ 31.79	$ 26.55
Income from Investment Operations
Net investment income (loss) D	(.06)	.34	.42	.45	.43	.33
Net realized and unrealized gain (loss)	8.08	2.02K	7.10	1.42	(4.37)	5.18
Total from investment operations	8.02	2.36	7.52	1.87	(3.94)	5.51
Distributions from net investment income	(.36)	(.43)	(.46)	(.31)	(.37)	(.22)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.60)	(3.73) J	(.46)	(.65)	(.40)	(.28) I
Redemption fees added to paid in capital D	- H	.01	.01	- H	.01	.01
Net asset value, end of period	$ 37.81	$ 34.39	$ 35.75	$ 28.68	$ 27.46	$ 31.79
Total ReturnB, C	26.67%	6.87%K	26.58%	7.02%	(12.56)%	20.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.97%A	.98%	.97%	1.04%	1.06%	1.11%
Expenses net of fee waivers, if any	.97%A	.98%	.97%	1.04%	1.06%	1.11%
Expenses net of all reductions	.96%A	.98%	.93%	.98%	1.01%	1.04%
Net investment income (loss)	(.39)%A	1.01%	1.32%	1.66%	1.38%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,710	$ 19,404	$ 10,206	$ 1,958	$ 2,034	$ 1,904
Portfolio turnover rateF	152% A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share. JTotal distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share. KAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 6.84%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 31,600,914	Last transaction price	Transaction price	$3.74 - $6.29 / $5.50	Increase
		Market comparable	EV/GMV multiple	0.4	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 498,299,243
Gross unrealized depreciation	(9,514,381)
Net unrealized appreciation (depreciation) on securities	$ 488,784,862

Tax cost	$ 1,430,662,910

Short-Term Trading (Redemption) Fees. Shares purchased by investors in the Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,223,949,084 and $1,113,606,471, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 34,195	$ 2,810
Class T	.25%	.25%	16,378	217
Class B	.75%	.25%	6,251	4,702
Class C	.75%	.25%	53,719	20,123
			$ 110,543	$ 27,852

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,858
Class T	2,735
Class B*	195
Class C*	5,834
$ 29,622

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 32,509.24
Class T	10,556.32
Class B	1,820.29
Class C	13,458.25
China Region	1,334,091.19
Institutional Class	22,563.17
	$ 1,414,997

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,350 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,812,438.35%		$ 1,694

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,126 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $11,375. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $275 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39,782 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain China Region expenses during the period in the amount of $7,725.
9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 147,088	$ 180,108
Class T	22,529	32,344
Class C	12,652	17,191
China Region	12,728,622	15,122,632
Institutional Class	204,043	107,159
Total	$ 13,114,934	$ 15,459,434

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Class A	$ 2,783,517	$ 1,978,191
Class T	789,251	554,033
Class B	149,794	137,166
Class C	1,276,956	701,626
China Region	165,004,911	131,926,962
Institutional Class	2,409,293	833,571
Total	$ 172,413,722	$ 136,131,549

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	522,266	299,718	$ 17,164,492	$ 10,085,846
Reinvestment of distributions	93,297	60,028	2,812,898	2,013,956
Shares redeemed	(248,636)	(304,062)	(8,476,370)	(10,090,492)
Net increase (decrease)	366,927	55,684	$ 11,501,020	$ 2,009,310
Class T
Shares sold	46,552	59,364	$ 1,614,827	$ 1,971,301
Reinvestment of distributions	26,640	17,176	801,072	574,877
Shares redeemed	(35,628)	(59,747)	(1,118,316)	(1,983,826)
Net increase (decrease)	37,564	16,793	$ 1,297,583	$ 562,352
Class B
Shares sold	1,753	1,463	$ 56,558	$ 48,104
Reinvestment of distributions	4,834	3,586	144,877	119,685
Shares redeemed	(3,397)	(11,640)	(110,024)	(382,157)
Net increase (decrease)	3,190	(6,591)	$ 91,411	$ (214,368)
Class C
Shares sold	127,667	172,291	$ 4,323,836	$ 5,779,242
Reinvestment of distributions	38,139	18,485	1,131,586	612,773
Shares redeemed	(65,498)	(78,373)	(2,064,729)	(2,559,009)
Net increase (decrease)	100,308	112,403	$ 3,390,693	$ 3,833,006
China Region
Shares sold	7,482,027	6,962,379	$ 257,314,676	$ 236,836,534
Reinvestment of distributions	5,608,420	4,157,611	170,439,887	140,360,927
Shares redeemed	(5,945,363)	(11,721,340)	(193,590,170)	(391,493,808)
Net increase (decrease)	7,145,084	(601,350)	$ 234,164,393	$ (14,296,347)
Institutional Class
Shares sold	504,513	632,067	$ 15,938,780	$ 21,560,054
Reinvestment of distributions	58,945	23,866	1,781,897	802,629
Shares redeemed	(183,275)	(377,199)	(5,952,533)	(12,682,356)
Net increase (decrease)	380,183	278,734	$ 11,768,144	$ 9,680,327

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

(Fidelity Investment logo)(registered trademark)

AHKC-USAN-0615
1.861461.106

Fidelity Advisor®

China Region Fund -

Institutional Class

Semiannual Report

April 30, 2015

Institutional Class is a class of
Fidelity® China Region Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.28%
Actual		$ 1,000.00	$ 1,264.90	$ 7.19
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class T	1.62%
Actual		$ 1,000.00	$ 1,262.80	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,016.76	$ 8.10
Class B	2.09%
Actual		$ 1,000.00	$ 1,259.50	$ 11.71
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
Class C	2.04%
Actual		$ 1,000.00	$ 1,259.90	$ 11.43
HypotheticalA		$ 1,000.00	$ 1,014.68	$ 10.19
China Region	.98%
Actual		$ 1,000.00	$ 1,266.60	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,266.70	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
China	42.0%
Cayman Islands	24.4%
Hong Kong	11.8%
Taiwan	10.4%
Bermuda	5.1%
Netherlands	2.4%
United Kingdom	1.7%
Bailiwick of Jersey	1.4%
United States of America*	0.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Cayman Islands	31.7%
China	26.3%
Taiwan	16.7%
Hong Kong	10.2%
United States of America*	4.7%
Bermuda	4.2%
Korea (South)	2.8%
United Kingdom	1.4%
Netherlands	0.8%
Other	1.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.2	95.3
Short-Term Investments and Net Other Assets (Liabilities)	0.8	4.7
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
AIA Group Ltd. (Insurance)	4.4	5.4
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	4.1	3.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3.7	8.3
China Construction Bank Corp. (H Shares) (Banks)	3.6	3.7
Hong Kong Exchanges and Clearing Ltd. (Diversified Financial Services)	3.3	0.0
Tencent Holdings Ltd. (Internet Software & Services)	3.2	5.3
Bank of China Ltd. (H Shares) (Banks)	3.1	0.0
China Pacific Insurance Group Co. Ltd. (H Shares) (Insurance)	2.3	2.1
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (Insurance)	2.3	0.0
CK Hutchison Holdings Ltd. (Real Estate Management & Development)	2.1	0.0
	32.1
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.4	25.1
Information Technology	16.6	28.6
Consumer Discretionary	13.3	16.8
Industrials	12.2	6.3
Health Care	9.1	7.6
Materials	4.0	4.4
Consumer Staples	1.7	0.0
Telecommunication Services	1.4	1.6
Utilities	0.5	2.2
Energy	0.0	2.7
Market Sectors may include more than one industry category.

The fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese market. As of April 30, 2015, the fund did not have more than 25% of its total assets invested in any one industry.

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 2.3%
Cub Elecparts, Inc.	400,000	$ 5,093,711
Fuyao Glass Industries Group Co. Ltd.	7,571,859	19,092,003
Weifu High-Technology Co. Ltd. (B Shares)	3,941,161	18,438,240
		42,623,954
Automobiles - 1.8%
Chongqing Changan Automobile Co. Ltd. (B Shares)	8,233,786	26,983,655
Geely Automobile Holdings Ltd.	11,880,000	6,713,640
		33,697,295
Diversified Consumer Services - 0.5%
Perfect Shape (PRC) Holdings Ltd.	40,044,000	9,403,214
Hotels, Restaurants & Leisure - 1.0%
Huangshan Tourism Development Co. Ltd.	762,272	1,625,164
Tuniu Corp. Class A sponsored ADR (d)	1,090,000	17,712,500
		19,337,664
Household Durables - 1.7%
Haier Electronics Group Co. Ltd.	3,383,000	9,755,443
Qingdao Haier Co. Ltd.	1,549,911	6,774,052
Techtronic Industries Co. Ltd.	4,203,000	14,939,927
		31,469,422
Internet & Catalog Retail - 2.9%
Ctrip.com International Ltd. sponsored ADR (a)	243,000	15,474,240
JD.com, Inc. sponsored ADR	260,000	8,725,600
Qunar Cayman Islands Ltd. sponsored ADR (a)(d)	431,768	20,219,695
Vipshop Holdings Ltd. ADR (a)	300,000	8,487,000
		52,906,535
Media - 0.6%
Poly Culture Group Corp. Ltd. (H Shares) (a)	2,978,200	11,335,570
Specialty Retail - 1.2%
China Harmony Auto Holding Ltd.	7,500,000	9,483,198
Hengdeli Holdings Ltd.	38,000,000	8,531,007
International Housewares Retail Co. Ltd.	2,849,000	805,015
Oriental Watch Holdings Ltd.	15,597,000	2,837,446
		21,656,666
Textiles, Apparel & Luxury Goods - 1.3%
Best Pacific International Holdings Ltd.	18,342,000	8,282,896
ECLAT Textile Co. Ltd.	500,000	6,726,311
Toung Loong Textile Manufacturing Co. Ltd.	2,375,000	9,422,141
		24,431,348
TOTAL CONSUMER DISCRETIONARY		246,861,668

	Shares	Value
CONSUMER STAPLES - 1.7%
Food Products - 1.7%
China Agri-Industries Holdings Ltd.	9,500,000	$ 5,429,937
China Foods Ltd. (a)	7,500,000	5,622,182
Inner Mongoli Yili Industries Co. Ltd.	3,499,971	20,572,797
		31,624,916
FINANCIALS - 40.4%
Banks - 14.8%
Bank of China Ltd. (H Shares)	83,778,000	57,613,555
Midea Group ELS (BNP Paribas Warrant Program) warrants 10/8/15 (a)(f)	3,090,600	18,420,630
China Construction Bank Corp. (H Shares)	68,778,000	66,998,329
China Merchants Bank Co. Ltd. (H Shares)	10,000,000	30,255,917
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(f)	3,028,600	15,990,625
Industrial & Commercial Bank of China Ltd. (H Shares)	88,224,000	76,530,869
Kweichow Moutai Co. Ltd. (A Shares) (BNP Paribas Warrant Program) warrants 7/9/15 (a)(f)	223,520	9,089,194
		274,899,119
Capital Markets - 4.5%
Emperor Capital Group Ltd.	42,366,000	9,729,823
Emperor Capital Group Ltd. rights (a) 5/21/15	15,999,000	2,642,228
Guotai Junan International Holdings Ltd.	6,000,000	9,924,457
Haitong Securities Co. Ltd. (H Shares)	5,600,000	18,388,372
Kweichow Moutai Co. Ltd. (A Shares) ELS (UBS Warrant Programme) warrants 8/5/15 (a)(f)	305,690	12,430,546
SAIC Motor Corp. Ltd. ELS (UBS Warrant Programme) warrants 9/16/15 (a)(f)	2,014,600	8,769,298
SAIC Motor Corp. Ltd. ELS (BD Warrant Programme) warrants 7/13/17 (a)(f)	2,008,500	8,742,745
Tai Fook Securities Group Ltd.	7,310,000	8,158,324
Tai Fook Securities Group Ltd. rights 5/15/15 (a)	7,310,000	4,857,268
		83,643,061
Diversified Financial Services - 3.3%
Hong Kong Exchanges and Clearing Ltd.	1,585,000	60,655,179
Insurance - 13.9%
AIA Group Ltd.	12,277,400	82,054,734
China Life Insurance Co. Ltd. (H Shares)	7,000,000	33,972,989
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	43,657,051
New China Life Insurance Co. Ltd. (H Shares)	3,497,000	21,724,981
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
People's Insurance Co. of China Group (H Shares)	50,176,000	$ 34,894,122
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,000,000	43,119,521
		259,423,398
Real Estate Management & Development - 3.9%
CK Hutchison Holdings Ltd.	1,810,000	39,350,111
Shimao Property Holdings Ltd.	6,908,500	16,365,298
Sunac China Holdings Ltd.	12,500,000	16,482,701
		72,198,110
TOTAL FINANCIALS		750,818,867
HEALTH CARE - 9.1%
Biotechnology - 0.4%
JHL Biotech, Inc. (g)	2,005,348	7,500,002
Health Care Equipment & Supplies - 0.8%
Intai Technology Corp.	1,000,000	5,632,469
Lifetech Scientific Corp. (a)	52,266,000	9,710,671
		15,343,140
Health Care Providers & Services - 1.7%
China National Accord Medicines Corp. Ltd.	1,930,173	14,267,324
Phoenix Healthcare Group Ltd. (d)	8,739,500	18,064,110
		32,331,434
Life Sciences Tools & Services - 0.9%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	385,700	16,650,669
Pharmaceuticals - 5.3%
CSPC Pharmaceutical Group Ltd.	19,842,000	20,634,216
Jiangsu Hengrui Medicine Co. Ltd.	2,299,908	21,138,479
Lee's Pharmaceutical Holdings Ltd.	8,290,000	15,380,870
Luye Pharma Group Ltd. (d)	13,498,500	17,346,519
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	1,300,000	4,956,422
Sino Biopharmaceutical Ltd.	16,312,000	18,689,069
		98,145,575
TOTAL HEALTH CARE		169,970,820
INDUSTRIALS - 11.8%
Air Freight & Logistics - 0.1%
Sinotrans Air Transportation Development Co. Ltd. (A Shares)	599,908	2,615,192
Airlines - 3.1%
Air China Ltd. (H Shares)	14,284,000	17,250,162
China Eastern Airlines Corp. Ltd. (H Shares) (a)	24,180,000	18,687,474
China Southern Airlines Ltd. (H Shares)	21,296,000	20,927,901
		56,865,537

	Shares	Value
Building Products - 0.5%
Sunspring Metal Corp.	4,350,000	$ 8,493,763
Electrical Equipment - 1.8%
Harbin Electric Machinery Co. Ltd. (H Shares)	17,000,000	13,993,846
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,200,000	18,819,310
		32,813,156
Machinery - 3.0%
China CNR Corp. Ltd. (H Shares) (a)	7,000,000	14,360,271
CSR Corp. Ltd. (H Shares)	11,689,000	22,622,266
King Slide Works Co. Ltd.	600,000	9,472,344
Zhengzhou Yutong Bus Co. Ltd.	2,099,971	10,366,465
		56,821,346
Marine - 1.0%
China Shipping Development Co. Ltd. (H Shares)	22,444,000	18,851,622
Road & Rail - 0.5%
Daqin Railway Co. Ltd. (A Shares)	4,499,962	10,134,853
Trading Companies & Distributors - 1.8%
China Aircraft Leasing Group Holdings Ltd.	5,000,000	8,747,766
Summit Ascent Holdings Ltd. (a)(d)	41,044,000	23,989,178
		32,736,944
TOTAL INDUSTRIALS		219,332,413
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 0.5%
ZTE Corp. (H Shares)	3,000,000	10,121,862
Electronic Equipment & Components - 2.7%
Largan Precision Co. Ltd.	209,000	21,018,742
PAX Global Technology Ltd. (a)	7,500,000	10,934,708
Sunny Optical Technology Group Co. Ltd. (d)	4,500,000	10,079,285
TPK Holding Co. Ltd.	1,250,000	7,795,664
		49,828,399
Internet Software & Services - 6.2%
58.com, Inc. ADR (a)(d)	304,300	23,212,004
Bitauto Holdings Ltd. ADR (a)	129,417	7,697,723
SouFun Holdings Ltd. ADR	1,500,000	12,405,000
Tencent Holdings Ltd.	2,900,000	59,852,754
Youku Tudou, Inc. ADR (a)(d)	615,000	11,500,500
		114,667,981
Semiconductors & Semiconductor Equipment - 5.1%
eMemory Technology, Inc.	390,000	4,437,896
Silergy Corp.	592,325	5,879,540
Taiwan Semiconductor Manufacturing Co. Ltd.	14,240,796	68,559,073
Vanguard International Semiconductor Corp.	10,200,000	15,753,282
		94,629,791
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.7%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	32,000,000	$ 12,633,942
Technology Hardware, Storage & Peripherals - 1.4%
ADLINK Technology, Inc.	3,200,000	10,082,936
Advantech Co. Ltd.	1,415,000	11,712,352
Axiomtek Co. Ltd.	2,000,000	5,028,407
		26,823,695
TOTAL INFORMATION TECHNOLOGY		308,705,670
MATERIALS - 4.0%
Chemicals - 0.2%
Jintex Corp. Ltd. (e)	4,681,000	3,912,806
Construction Materials - 3.8%
Asia Cement (China) Holdings Corp.	6,409,500	3,696,572
BBMG Corp. (H Shares)	20,000,000	24,824,045
China Shanshui Cement Group Ltd. (d)	20,656,000	16,763,486
West China Cement Ltd.	149,600,000	25,671,468
		70,955,571
TOTAL MATERIALS		74,868,377
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
China Unicom Ltd.	14,100,000	26,481,628
UTILITIES - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares) (d)	18,500,000	9,189,670
TOTAL COMMON STOCKS (Cost $1,346,403,654)		1,837,854,029
Convertible Preferred Stocks - 0.4%

INDUSTRIALS - 0.4%
Professional Services - 0.4%
Meituan Corp. Series D (g)	991,544	7,337,426
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,268,244)		7,337,426
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	16,508,102	$ 16,508,102
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	57,748,215	57,748,215
TOTAL MONEY MARKET FUNDS (Cost $74,256,317)		74,256,317
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,426,928,215)		1,919,447,772
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(59,865,304)
NET ASSETS - 100%		$ 1,859,582,468
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,443,038 or 3.9% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,837,428 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
JHL Biotech, Inc.	4/14/15	$ 7,500,002
Meituan Corp. Series D	1/26/15	$ 6,268,244
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,209
Fidelity Securities Lending Cash Central Fund	697,327
Total	$ 717,536
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Jintex Corp. Ltd.	$ 4,548,561	$ -	$ 262,332	$ -	$ 3,912,806
Perfect Shape (PRC) Holdings Ltd.	11,817,466	-	5,870,819	406,080	-
Total	$ 16,366,027	$ -	$ 6,133,151	$ 406,080	$ 3,912,806
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 246,861,668	$ 246,861,668	$ -	$ -
Consumer Staples	31,624,916	31,624,916	-	-
Financials	750,818,867	559,372,475	191,446,392	-
Health Care	169,970,820	162,470,818	-	7,500,002
Industrials	226,669,839	198,404,512	20,927,901	7,337,426
Information Technology	308,705,670	180,293,843	128,411,827	-
Materials	74,868,377	58,104,891	-	16,763,486
Telecommunication Services	26,481,628	-	26,481,628	-
Utilities	9,189,670	9,189,670	-	-
Money Market Funds	74,256,317	74,256,317	-	-
Total Investments in Securities:	$ 1,919,447,772	$ 1,520,579,110	$ 367,267,748	$ 31,600,914

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 538,436,745
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Industrials
Beginning Balance	$ 28,267,179
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	1,069,182
Cost of Purchases	6,268,244
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(28,267,179)
Ending Balance	$ 7,337,426
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 1,069,182
Investments in Securities:
Other Investments in Securities
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	756,975
Net Unrealized Gain (Loss) on Investment Securities	10,741,947
Cost of Purchases	11,680,370
Proceeds of Sales	(11,841,958)
Amortization/Accretion	-
Transfers into Level 3	12,926,154
Transfers out of Level 3	-
Ending Balance	$ 24,263,488
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2015	$ 10,741,947

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $54,601,134) - See accompanying schedule: Unaffiliated issuers (cost $1,347,756,763)	$ 1,841,278,649
Fidelity Central Funds (cost $74,256,317)	74,256,317
Other affiliated issuers (cost $4,915,135)	3,912,806
Total Investments (cost $1,426,928,215)		$ 1,919,447,772
Foreign currency held at value (cost $11,559,070)		11,558,877
Receivable for investments sold		29,018,521
Receivable for fund shares sold		7,796,914
Dividends receivable		448,512
Distributions receivable from Fidelity Central Funds		223,716
Prepaid expenses		997
Other receivables		25,770
Total assets		1,968,521,079

Liabilities
Payable for investments purchased	$ 47,688,673
Payable for fund shares redeemed	2,016,835
Accrued management fee	1,007,505
Distribution and service plan fees payable	22,538
Other affiliated payables	303,103
Other payables and accrued expenses	151,742
Collateral on securities loaned, at value	57,748,215
Total liabilities		108,938,611

Net Assets		$ 1,859,582,468
Net Assets consist of:
Paid in capital		$ 1,236,708,477
Accumulated net investment loss		(4,167,288)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		134,522,759
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		492,518,520
Net Assets		$ 1,859,582,468

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,753,473 ÷ 1,002,562 shares)	$ 37.66

Maximum offering price per share (100/94.25 of $37.66)	$ 39.96
Class T: Net Asset Value and redemption price per share ($8,361,295 ÷ 222,871 shares)	$ 37.52

Maximum offering price per share (100/96.50 of $37.52)	$ 38.88
Class B: Net Asset Value and offering price per share ($1,460,743 ÷ 39,143 shares)A	$ 37.32

Class C: Net Asset Value and offering price per share ($15,207,369 ÷ 411,521 shares)A	$ 36.95

China Region: Net Asset Value, offering price and redemption price per share ($1,761,089,659 ÷ 46,338,764 shares)	$ 38.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($35,709,929 ÷ 944,398 shares)	$ 37.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $406,080 earned from other affiliated issuers)		$ 3,620,497
Interest		10
Income from Fidelity Central Funds (including $697,327 from security lending)		717,536
Income before foreign taxes withheld		4,338,043
Less foreign taxes withheld		(128,874)
Total income		4,209,169

Expenses
Management fee	$ 5,168,212
Transfer agent fees	1,414,997
Distribution and service plan fees	110,543
Accounting and security lending fees	336,173
Custodian fees and expenses	251,551
Independent trustees' compensation	2,820
Registration fees	80,553
Audit	37,567
Legal	2,136
Interest	1,694
Miscellaneous	4,945
Total expenses before reductions	7,411,191
Expense reductions	(47,553)	7,363,638
Net investment income (loss)		(3,154,469)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $22,155)	138,014,454
Other affiliated issuers	920,267
Foreign currency transactions	(864,992)
Total net realized gain (loss)		138,069,729
Change in net unrealized appreciation (depreciation) on: Investment securities	235,949,261
Assets and liabilities in foreign currencies	2,330
Total change in net unrealized appreciation (depreciation)		235,951,591
Net gain (loss)		374,021,320
Net increase (decrease) in net assets resulting from operations		$ 370,866,851

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,154,469)	$ 13,925,917
Net realized gain (loss)	138,069,729	191,786,909
Change in net unrealized appreciation (depreciation)	235,951,591	(115,260,428)
Net increase (decrease) in net assets resulting from operations	370,866,851	90,452,398
Distributions to shareholders from net investment income	(13,114,934)	(15,459,434)
Distributions to shareholders from net realized gain	(172,413,722)	(136,131,549)
Total distributions	(185,528,656)	(151,590,983)
Share transactions - net increase (decrease)	262,213,244	1,574,280
Redemption fees	173,273	349,352
Total increase (decrease) in net assets	447,724,712	(59,214,953)

Net Assets
Beginning of period	1,411,857,756	1,471,072,709
End of period (including accumulated net investment loss of $4,167,288 and undistributed net investment income of $12,102,115, respectively)	$ 1,859,582,468	$ 1,411,857,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.18	$ 35.56	$ 28.53	$ 27.28	$ 31.61	$ 26.47
Income from Investment Operations
Net investment income (loss) E	(.11)	.21	.30	.36	.33	.25
Net realized and unrealized gain (loss)	8.05	2.01J	7.06	1.42	(4.33)	5.15
Total from investment operations	7.94	2.22	7.36	1.78	(4.00)	5.40
Distributions from net investment income	(.22)	(.30)	(.34)	(.19)	(.31)	(.20)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.46)	(3.61)	(.34)	(.53)	(.34)	(.27)
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	.01
Net asset value, end of period	$ 37.66	$ 34.18	$ 35.56	$ 28.53	$ 27.28	$ 31.61
Total ReturnB, C, D	26.49%	6.45%J	26.07%	6.70%	(12.79)%	20.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28%A	1.35%	1.35%	1.36%	1.37%	1.38%
Expenses net of fee waivers, if any	1.28%A	1.35%	1.35%	1.36%	1.37%	1.38%
Expenses net of all reductions	1.28%A	1.35%	1.31%	1.29%	1.31%	1.31%
Net investment income (loss)	(.71)%A	.64%	.94%	1.35%	1.07%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,753	$ 21,728	$ 20,623	$ 13,539	$ 14,808	$ 16,047
Portfolio turnover rateG	152%A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 6.42%.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.02	$ 35.40	$ 28.40	$ 27.13	$ 31.48	$ 26.40
Income from Investment Operations
Net investment income (loss) E	(.17)	.12	.21	.29	.25	.18
Net realized and unrealized gain (loss)	8.03	1.99 L	7.04	1.40	(4.32)	5.13
Total from investment operations	7.86	2.11	7.25	1.69	(4.07)	5.31
Distributions from net investment income	(.12)	(.19)	(.26)	(.08)	(.27)	(.18)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.36)	(3.50)	(.26)	(.42)	(.29) J	(.24) K
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	.01
Net asset value, end of period	$ 37.52	$ 34.02	$ 35.40	$ 28.40	$ 27.13	$ 31.48
Total ReturnB, C, D	26.28%	6.15% L	25.74%	6.38%	(13.04)%	20.27%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62%A	1.65%	1.64%	1.64%	1.63%	1.64%
Expenses net of fee waivers, if any	1.62%A	1.65%	1.64%	1.64%	1.63%	1.64%
Expenses net of all reductions	1.61%A	1.65%	1.60%	1.57%	1.57%	1.58%
Net investment income (loss)	(1.04)%A	.35%	.65%	1.06%	.81%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,361	$ 6,305	$ 5,965	$ 4,349	$ 5,281	$ 6,070
Portfolio turnover rateG	152%A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. KTotal distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share. LAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 6.12%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.79	$ 35.12	$ 28.16	$ 26.94	$ 31.23	$ 26.28
Income from Investment Operations
Net investment income (loss) E	(.24)	(.04)	.06	.16	.10	.04
Net realized and unrealized gain (loss)	7.98	1.99J	6.99	1.40	(4.29)	5.09
Total from investment operations	7.74	1.95	7.05	1.56	(4.19)	5.13
Distributions from net investment income	-	-	(.10)	-	(.08)	(.12)
Distributions from net realized gain	(4.21)	(3.29)	-	(.34)	(.03)	(.07)
Total distributions	(4.21)	(3.29)	(.10)	(.34)	(.11)	(.19)
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	.01
Net asset value, end of period	$ 37.32	$ 33.79	$ 35.12	$ 28.16	$ 26.94	$ 31.23
Total ReturnB, C, D	25.95%	5.68%J	25.12%	5.90%	(13.45)%	19.63%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09%A	2.11%	2.10%	2.11%	2.12%	2.14%
Expenses net of fee waivers, if any	2.09%A	2.11%	2.10%	2.11%	2.12%	2.14%
Expenses net of all reductions	2.08%A	2.11%	2.07%	2.04%	2.06%	2.08%
Net investment income (loss)	(1.51)%A	(.12)%	.19%	.59%	.32%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,461	$ 1,215	$ 1,494	$ 1,533	$ 1,801	$ 2,496
Portfolio turnover rateG	152%A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 5.65%.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.56	$ 34.99	$ 28.07	$ 26.86	$ 31.19	$ 26.25
Income from Investment Operations
Net investment income (loss) E	(.23)	(.02)	.06	.16	.10	.04
Net realized and unrealized gain (loss)	7.90	1.97J	6.97	1.39	(4.28)	5.09
Total from investment operations	7.67	1.95	7.03	1.55	(4.18)	5.13
Distributions from net investment income	(.04)	(.08)	(.12)	-	(.13)	(.13)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.28)	(3.39)	(.12)	(.34)	(.16)	(.20)
Redemption fees added to paid in capital E	- I	.01	.01	- I	.01	.01
Net asset value, end of period	$ 36.95	$ 33.56	$ 34.99	$ 28.07	$ 26.86	$ 31.19
Total ReturnB, C, D	25.99%	5.71%J	25.14%	5.88%	(13.46)%	19.66%
Ratios to Average Net Assets F, H
Expenses before reductions	2.04%A	2.07%	2.10%	2.11%	2.12%	2.14%
Expenses net of fee waivers, if any	2.04%A	2.07%	2.10%	2.11%	2.12%	2.14%
Expenses net of all reductions	2.04%A	2.07%	2.07%	2.04%	2.06%	2.07%
Net investment income (loss)	(1.47)%A	(.07)%	.19%	.59%	.32%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,207	$ 10,445	$ 6,957	$ 4,515	$ 5,230	$ 5,938
Portfolio turnover rateG	152% A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 5.68%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.51	$ 35.83	$ 28.73	$ 27.49	$ 31.81	$ 26.55
Income from Investment Operations
Net investment income (loss) D	(.07)	.33	.41	.45	.44	.34
Net realized and unrealized gain (loss)	8.13	2.03K	7.11	1.42	(4.37)	5.18
Total from investment operations	8.06	2.36	7.52	1.87	(3.93)	5.52
Distributions from net investment income	(.33)	(.38)	(.43)	(.29)	(.38)	(.21)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.57)	(3.69)	(.43)	(.63)	(.40) I	(.27) J
Redemption fees added to paid in capital D	- H	.01	.01	- H	.01	.01
Net asset value, end of period	$ 38.00	$ 34.51	$ 35.83	$ 28.73	$ 27.49	$ 31.81
Total ReturnB, C	26.66%	6.83%K	26.51%	7.01%	(12.52)%	20.97%
Ratios to Average Net Assets E, G
Expenses before reductions	.98%A	1.01%	1.02%	1.04%	1.04%	1.06%
Expenses net of fee waivers, if any	.98%A	1.01%	1.02%	1.04%	1.04%	1.06%
Expenses net of all reductions	.98%A	1.01%	.98%	.98%	.98%	1.00%
Net investment income (loss)	(.41)%A	.99%	1.27%	1.66%	1.40%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,761,090	$ 1,352,761	$ 1,425,828	$ 1,265,488	$ 1,515,084	$ 2,130,070
Portfolio turnover rateF	152% A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. JTotal distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share. KAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 6.80%.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.39	$ 35.75	$ 28.68	$ 27.46	$ 31.79	$ 26.55
Income from Investment Operations
Net investment income (loss) D	(.06)	.34	.42	.45	.43	.33
Net realized and unrealized gain (loss)	8.08	2.02K	7.10	1.42	(4.37)	5.18
Total from investment operations	8.02	2.36	7.52	1.87	(3.94)	5.51
Distributions from net investment income	(.36)	(.43)	(.46)	(.31)	(.37)	(.22)
Distributions from net realized gain	(4.24)	(3.31)	-	(.34)	(.03)	(.07)
Total distributions	(4.60)	(3.73) J	(.46)	(.65)	(.40)	(.28) I
Redemption fees added to paid in capital D	- H	.01	.01	- H	.01	.01
Net asset value, end of period	$ 37.81	$ 34.39	$ 35.75	$ 28.68	$ 27.46	$ 31.79
Total ReturnB, C	26.67%	6.87%K	26.58%	7.02%	(12.56)%	20.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.97%A	.98%	.97%	1.04%	1.06%	1.11%
Expenses net of fee waivers, if any	.97%A	.98%	.97%	1.04%	1.06%	1.11%
Expenses net of all reductions	.96%A	.98%	.93%	.98%	1.01%	1.04%
Net investment income (loss)	(.39)%A	1.01%	1.32%	1.66%	1.38%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,710	$ 19,404	$ 10,206	$ 1,958	$ 2,034	$ 1,904
Portfolio turnover rateF	152% A	87%	92%	107%	87%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share. JTotal distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share. KAmount includes a reimbursement from the investment adviser for an operational error which accounted for $.01 per share. Excluding this reimbursement, the total return would have been 6.84%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/15	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 31,600,914	Last transaction price	Transaction price	$3.74 - $6.29 / $5.50	Increase
		Market comparable	EV/GMV multiple	0.4	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 498,299,243
Gross unrealized depreciation	(9,514,381)
Net unrealized appreciation (depreciation) on securities	$ 488,784,862

Tax cost	$ 1,430,662,910

Short-Term Trading (Redemption) Fees. Shares purchased by investors in the Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,223,949,084 and $1,113,606,471, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 34,195	$ 2,810
Class T	.25%	.25%	16,378	217
Class B	.75%	.25%	6,251	4,702
Class C	.75%	.25%	53,719	20,123
			$ 110,543	$ 27,852

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,858
Class T	2,735
Class B*	195
Class C*	5,834
$ 29,622

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 32,509.24
Class T	10,556.32
Class B	1,820.29
Class C	13,458.25
China Region	1,334,091.19
Institutional Class	22,563.17
	$ 1,414,997

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,350 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,812,438.35%		$ 1,694

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,126 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $11,375. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $275 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $39,782 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain China Region expenses during the period in the amount of $7,725.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 147,088	$ 180,108
Class T	22,529	32,344
Class C	12,652	17,191
China Region	12,728,622	15,122,632
Institutional Class	204,043	107,159
Total	$ 13,114,934	$ 15,459,434

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Class A	$ 2,783,517	$ 1,978,191
Class T	789,251	554,033
Class B	149,794	137,166
Class C	1,276,956	701,626
China Region	165,004,911	131,926,962
Institutional Class	2,409,293	833,571
Total	$ 172,413,722	$ 136,131,549

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	522,266	299,718	$ 17,164,492	$ 10,085,846
Reinvestment of distributions	93,297	60,028	2,812,898	2,013,956
Shares redeemed	(248,636)	(304,062)	(8,476,370)	(10,090,492)
Net increase (decrease)	366,927	55,684	$ 11,501,020	$ 2,009,310
Class T
Shares sold	46,552	59,364	$ 1,614,827	$ 1,971,301
Reinvestment of distributions	26,640	17,176	801,072	574,877
Shares redeemed	(35,628)	(59,747)	(1,118,316)	(1,983,826)
Net increase (decrease)	37,564	16,793	$ 1,297,583	$ 562,352
Class B
Shares sold	1,753	1,463	$ 56,558	$ 48,104
Reinvestment of distributions	4,834	3,586	144,877	119,685
Shares redeemed	(3,397)	(11,640)	(110,024)	(382,157)
Net increase (decrease)	3,190	(6,591)	$ 91,411	$ (214,368)
Class C
Shares sold	127,667	172,291	$ 4,323,836	$ 5,779,242
Reinvestment of distributions	38,139	18,485	1,131,586	612,773
Shares redeemed	(65,498)	(78,373)	(2,064,729)	(2,559,009)
Net increase (decrease)	100,308	112,403	$ 3,390,693	$ 3,833,006
China Region
Shares sold	7,482,027	6,962,379	$ 257,314,676	$ 236,836,534
Reinvestment of distributions	5,608,420	4,157,611	170,439,887	140,360,927
Shares redeemed	(5,945,363)	(11,721,340)	(193,590,170)	(391,493,808)
Net increase (decrease)	7,145,084	(601,350)	$ 234,164,393	$ (14,296,347)
Institutional Class
Shares sold	504,513	632,067	$ 15,938,780	$ 21,560,054
Reinvestment of distributions	58,945	23,866	1,781,897	802,629
Shares redeemed	(183,275)	(377,199)	(5,952,533)	(12,682,356)
Net increase (decrease)	380,183	278,734	$ 11,768,144	$ 9,680,327

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

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(U.K.) Limited

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(Hong Kong) Limited

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(Japan) Limited

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(UK) Limited

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Fidelity Distributors Corporation
Smithfield, RI

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Fidelity Investments Institutional
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Custodian

Brown Brothers Harriman & Co.,
Boston, MA

(Fidelity Investment logo)(registered trademark)

AHKCI-USAN-0615
1.861453.106

Fidelity®

Emerging Markets
Fund -

Class K

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Emerging Markets	1.06%
Actual		$ 1,000.00	$ 1,006.00	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Class K	.86%
Actual		$ 1,000.00	$ 1,007.30	$ 4.28
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
South Africa	10.1%
India	9.7%
United States of America*	7.7%
China	6.9%
Cayman Islands	6.9%
Mexico	6.8%
Taiwan	6.8%
Brazil	6.4%
Korea (South)	5.7%
Other	33.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
India	12.1%
Brazil	11.2%
South Africa	9.0%
United States of America*	6.5%
Cayman Islands	6.4%
Indonesia	6.3%
Mexico	6.0%
Korea (South)	5.8%
Taiwan	4.7%
Other	32.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	97.8
Short-Term Investments and Net Other Assets (Liabilities)	0.9	2.2
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.4	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.4	3.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.0	2.4
Naspers Ltd. Class N (South Africa, Media)	2.0	1.7
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.3	1.3
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.1	1.1
Ambev SA sponsored ADR (Brazil, Beverages)	1.1	1.2
Grupo Televisa SA de CV (Mexico, Media)	0.9	0.9
NAVER Corp. (Korea (South), Internet Software & Services)	0.9	1.0
China Pacific Insurance Group Co. Ltd. (H Shares) (China, Insurance)	0.8	0.7
	18.9
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.3	23.4
Information Technology	22.3	19.2
Consumer Discretionary	16.6	18.9
Industrials	11.5	13.4
Health Care	7.5	5.2
Consumer Staples	7.3	7.9
Materials	5.2	4.9
Telecommunication Services	2.3	2.2
Utilities	2.0	0.9
Energy	1.1	1.8

Semiannual Report

Fidelity Emerging Markets Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Argentina - 1.2%
Banco Macro SA sponsored ADR	255,900	$ 14,138,475
Grupo Financiero Galicia SA sponsored ADR (d)	648,000	14,281,920
YPF SA Class D sponsored ADR	517,200	15,795,288
TOTAL ARGENTINA		44,215,683
Australia - 0.8%
SEEK Ltd.	1,102,030	14,171,486
Sydney Airport unit	3,331,756	14,211,194
TOTAL AUSTRALIA		28,382,680
Bailiwick of Jersey - 0.7%
United Co. RUSAL Ltd. (a)	16,424,000	9,917,273
WPP PLC	644,900	15,040,034
TOTAL BAILIWICK OF JERSEY		24,957,307
Bermuda - 2.3%
Brilliance China Automotive Holdings Ltd.	8,756,000	16,494,004
China Gas Holdings Ltd.	11,309,000	20,048,340
China Resources Gas Group Ltd.	6,152,000	21,431,253
Credicorp Ltd. (United States)	168,332	25,679,047
TOTAL BERMUDA		83,652,644
Brazil - 5.3%
BB Seguridade Participacoes SA	2,150,520	25,160,003
Brasil Foods SA	1,265,400	27,047,166
CCR SA	875,300	4,822,510
Cielo SA	2,162,912	30,107,546
Kroton Educacional SA	5,393,160	19,689,925
Linx SA	797,100	11,746,375
Qualicorp SA (a)	2,307,100	18,990,053
Smiles SA	966,900	16,334,559
Ultrapar Participacoes SA	1,033,400	23,782,657
Weg SA	3,434,290	18,294,480
TOTAL BRAZIL		195,975,274
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	606,100	14,458,179
Cayman Islands - 6.9%
58.com, Inc. ADR (a)	204,800	15,622,144
Alibaba Group Holding Ltd. sponsored ADR	205,100	16,672,579
Autohome, Inc. ADR Class A (a)	352,301	17,981,443
Baidu.com, Inc. sponsored ADR (a)	88,920	17,808,898
Bitauto Holdings Ltd. ADR (a)	252,735	15,032,678
ENN Energy Holdings Ltd.	2,776,000	20,057,415
Sino Biopharmaceutical Ltd.	16,964,000	19,436,081
SouFun Holdings Ltd. ADR	2,435,000	20,137,450
Tencent Holdings Ltd.	5,400,200	111,454,084
TOTAL CAYMAN ISLANDS		254,202,772

	Shares	Value
Chile - 0.4%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	732,400	$ 15,995,616
China - 6.9%
China International Travel Service Corp. Ltd. (A Shares)	1,706,900	14,133,357
China Pacific Insurance Group Co. Ltd. (H Shares)	5,778,600	31,537,733
Daqin Railway Co. Ltd. (A Shares)	8,426,621	18,978,509
Fuyao Glass Industries Group Co. Ltd. (a)	5,712,400	14,327,894
Inner Mongoli Yili Industries Co. Ltd.	3,082,004	18,115,990
Jiangsu Hengrui Medicine Co. Ltd.	1,667,079	15,322,141
Kweichow Moutai Co. Ltd.	456,357	18,557,253
PICC Property & Casualty Co. Ltd. (H Shares)	11,396,783	25,350,529
Qingdao Haier Co. Ltd.	4,077,590	17,821,543
SAIC Motor Corp. Ltd.	4,078,551	17,753,414
Shanghai International Airport Co. Ltd.	3,457,200	15,399,890
Weifu High-Technology Co. Ltd. (B Shares)	3,592,978	16,809,308
Zhengzhou Yutong Bus Co. Ltd.	2,672,100	13,190,769
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,025,000	17,322,319
TOTAL CHINA		254,620,649
Denmark - 0.9%
Novo Nordisk A/S Series B sponsored ADR	317,232	17,850,645
Pandora A/S	144,500	14,935,741
TOTAL DENMARK		32,786,386
Egypt - 0.5%
Commercial International Bank SAE sponsored GDR	2,711,600	18,716,096
Finland - 0.0%
Kone Oyj (B Shares) (d)	1,540	66,253
France - 1.3%
Ingenico SA	136,951	17,183,610
LVMH Moet Hennessy - Louis Vuitton SA	88,717	15,513,614
Safran SA	220,800	16,133,272
TOTAL FRANCE		48,830,496
Germany - 0.4%
Bayer AG	102,700	14,781,879
Hong Kong - 1.4%
AIA Group Ltd.	2,716,200	18,153,442
CSPC Pharmaceutical Group Ltd.	18,866,000	19,619,248
Techtronic Industries Co. Ltd.	4,075,500	14,486,717
TOTAL HONG KONG		52,259,407
India - 9.7%
Adani Ports & Special Economic Zone	3,263,086	16,305,751
Asian Paints India Ltd.	744,376	8,931,078
Axis Bank Ltd. (a)	1,841,315	16,529,512
Bank of Baroda (a)	4,816,662	12,836,425
Common Stocks - continued
	Shares	Value
India - continued
Exide Industries Ltd.	5,411,577	$ 14,608,806
Grasim Industries Ltd.	229,691	14,316,150
HCL Technologies Ltd.	1,467,221	20,330,578
HDFC Bank Ltd.	926,759	16,555,002
Housing Development Finance Corp. Ltd.	2,127,230	39,165,211
ICICI Bank Ltd. (a)	4,350,648	22,717,591
ITC Ltd. (a)	4,475,170	22,700,602
LIC Housing Finance Ltd.	2,526,143	17,095,313
Lupin Ltd.	546,281	15,237,536
State Bank of India	4,085,913	17,344,059
Sun Pharmaceutical Industries Ltd. (a)	1,641,451	24,250,701
Sun TV Ltd.	2,413,457	13,182,396
Tata Consultancy Services Ltd.	793,269	30,754,486
Tata Motors Ltd. (a)	2,623,214	21,018,611
Titan Co. Ltd. (a)	2,125,090	12,967,578
TOTAL INDIA		356,847,386
Indonesia - 5.0%
PT ACE Hardware Indonesia Tbk	402,334,100	20,019,710
PT Astra International Tbk	13,499,200	7,133,618
PT Bank Central Asia Tbk	26,441,100	27,486,505
PT Bank Rakyat Indonesia Tbk	27,338,400	24,517,562
PT Global Mediacom Tbk	152,380,700	18,221,029
PT Indocement Tunggal Prakarsa Tbk	2,723,600	4,412,390
PT Jasa Marga Tbk	31,356,600	14,997,949
PT Kalbe Farma Tbk	47,546,400	6,584,053
PT Matahari Department Store Tbk	12,922,800	17,446,403
PT Media Nusantara Citra Tbk	75,926,900	12,915,627
PT Surya Citra Media Tbk	58,943,700	13,187,019
PT Tower Bersama Infrastructure Tbk	25,425,800	16,623,619
TOTAL INDONESIA		183,545,484
Kenya - 1.3%
East African Breweries Ltd.	4,164,653	14,131,645
Kenya Commercial Bank Ltd.	21,772,300	14,384,448
Safaricom Ltd.	104,536,500	19,227,644
TOTAL KENYA		47,743,737
Korea (South) - 5.7%
KEPCO Plant Service & Engineering Co. Ltd.	179,017	16,171,379
NAVER Corp.	53,161	32,080,892
Samsung Electronics Co. Ltd.	123,249	161,340,143
TOTAL KOREA (SOUTH)		209,592,414
Malaysia - 1.2%
Astro Malaysia Holdings Bhd	15,311,100	13,495,257

	Shares	Value
Public Bank Bhd	4,860,700	$ 26,578,649
Tune Insurance Holdings Bhd	7,782,300	3,975,800
TOTAL MALAYSIA		44,049,706
Mexico - 6.8%
Banregio Grupo Financiero S.A.B. de CV	2,148,293	12,319,568
Compartamos S.A.B. de CV	7,556,300	12,899,198
Embotelladoras Arca S.A.B. de CV	2,478,400	15,225,473
Fomento Economico Mexicano S.A.B. de CV unit	3,228,267	29,265,244
Gruma S.A.B. de CV Series B	1,208,400	14,570,585
Grupo Aeroportuario del Pacifico SA de CV Series B	2,680,357	19,083,261
Grupo Aeroportuario del Sureste SA de CV Series B	1,451,535	20,544,963
Grupo Aeroportuario Norte S.A.B. de CV	3,069,500	15,329,494
Grupo Financiero Banorte S.A.B. de CV Series O	5,024,000	28,646,820
Grupo Televisa SA de CV	4,777,257	34,769,164
Infraestructura Energetica Nova S.A.B. de CV	2,406,900	14,006,520
Megacable Holdings S.A.B. de CV unit	4,377,752	18,219,233
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	1,462,300	16,812,352
TOTAL MEXICO		251,691,875
Netherlands - 1.2%
Gree Electric Applicances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (a)(e)	1,820,300	16,728,557
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/6/15 (a)(e)	2,723,000	14,377,096
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(e)	2,514,900	14,989,336
TOTAL NETHERLANDS		46,094,989
Panama - 0.3%
Copa Holdings SA Class A	108,600	12,042,654
Philippines - 4.4%
Alliance Global Group, Inc.	19,818,100	11,282,747
Ayala Corp.	841,020	14,703,476
GT Capital Holdings, Inc.	607,610	17,105,417
International Container Terminal Services, Inc.	6,430,860	15,855,533
Metropolitan Bank & Trust Co.	8,481,297	17,679,270
Robinsons Land Corp.	23,485,300	15,765,656
Robinsons Retail Holdings, Inc.	7,823,000	15,254,982
SM Investments Corp.	1,004,452	20,273,653
Common Stocks - continued
	Shares	Value
Philippines - continued
SM Prime Holdings, Inc.	47,144,500	$ 19,717,951
Vista Land & Lifescapes, Inc.	76,402,300	12,843,601
TOTAL PHILIPPINES		160,482,286
Russia - 0.6%
MMC Norilsk Nickel OJSC ADR	1,091,500	20,561,177
South Africa - 10.1%
Alexander Forbes Group Holding (a)	17,485,152	14,477,566
Aspen Pharmacare Holdings Ltd. (f)	769,490	23,415,394
Bidvest Group Ltd. (f)	887,398	24,070,240
Coronation Fund Managers Ltd.	1,643,800	12,574,198
Discovery Ltd. (f)	1,850,585	20,546,413
FirstRand Ltd. (f)	5,963,500	28,488,448
Life Healthcare Group Holdings Ltd.	5,490,964	18,836,712
Mr Price Group Ltd. (f)	956,688	20,453,843
MTN Group Ltd. (f)	2,456,900	49,360,017
Nampak Ltd.	4,897,400	17,557,979
Naspers Ltd. Class N	467,312	73,498,352
Remgro Ltd. (f)	954,800	21,244,977
Sanlam Ltd. (f)	4,003,700	25,904,364
Woolworths Holdings Ltd.	2,539,700	19,111,396
TOTAL SOUTH AFRICA		369,539,899
Spain - 0.5%
Amadeus IT Holding SA Class A	407,800	18,588,322
Switzerland - 1.2%
Compagnie Financiere Richemont SA Series A	191,914	17,105,862
Novartis AG	140,685	14,360,026
Sika AG (Bearer)	3,740	12,836,977
TOTAL SWITZERLAND		44,302,865
Taiwan - 6.8%
Advantech Co. Ltd.	1,677,000	13,881,000
Catcher Technology Co. Ltd.	1,999,000	23,497,682
Delta Electronics, Inc.	4,345,000	26,246,490
Giant Manufacturing Co. Ltd.	1,815,000	15,675,162
Largan Precision Co. Ltd.	281,000	28,259,649
Merida Industry Co. Ltd.	2,210,600	16,601,515
Taiwan Semiconductor Manufacturing Co. Ltd.	26,015,000	125,243,301
TOTAL TAIWAN		249,404,799
Thailand - 2.6%
Airports of Thailand PCL (For. Reg.)	1,951,800	17,175,603
Bangkok Dusit Medical Services PCL (For. Reg.)	22,786,700	13,967,269
Bumrungrad Hospital PCL (For. Reg.)	2,900,600	14,126,727
Central Pattana PCL (For. Reg.)	6,664,600	8,493,801

	Shares	Value
Kasikornbank PCL (For. Reg.)	3,934,800	$ 25,073,828
Thai Beverage PCL	28,958,900	15,648,136
TOTAL THAILAND		94,485,364
Turkey - 1.0%
Enka Insaat ve Sanayi A/S	7,466,000	16,062,823
TAV Havalimanlari Holding A/S	2,290,000	20,135,823
TOTAL TURKEY		36,198,646
United Arab Emirates - 1.1%
DP World Ltd.	816,000	18,833,280
First Gulf Bank PJSC	4,801,900	19,937,373
TOTAL UNITED ARAB EMIRATES		38,770,653
United Kingdom - 1.9%
Al Noor Hospitals Group PLC	1,400,557	19,290,390
InterContinental Hotel Group PLC	319,600	13,667,859
Johnson Matthey PLC	283,500	14,495,025
NMC Health PLC	594,700	6,921,247
Prudential PLC	606,803	15,107,905
TOTAL UNITED KINGDOM		69,482,426
United States of America - 6.8%
A.O. Smith Corp.	234,200	14,965,380
Affiliated Managers Group, Inc. (a)	67,100	15,173,323
American Tower Corp.	147,200	13,914,816
Ball Corp.	219,300	16,098,813
China Biologic Products, Inc. (a)	136,978	13,100,576
Colgate-Palmolive Co.	190,600	12,823,568
Ecolab, Inc.	137,800	15,430,844
Google, Inc. Class C (a)	31,065	16,692,467
International Flavors & Fragrances, Inc.	116,710	13,392,473
Las Vegas Sands Corp.	258,426	13,665,567
MasterCard, Inc. Class A	176,100	15,885,981
McGraw Hill Financial, Inc.	141,400	14,748,020
Mead Johnson Nutrition Co. Class A	141,700	13,591,864
Moody's Corp.	149,300	16,052,736
PPG Industries, Inc.	64,578	14,307,902
Valspar Corp.	177,600	14,403,360
Visa, Inc. Class A	225,400	14,887,670
TOTAL UNITED STATES OF AMERICA		249,135,360
TOTAL COMMON STOCKS (Cost $3,087,216,411)		3,586,461,363
Nonconvertible Preferred Stocks - 1.5%

Brazil - 1.1%
Ambev SA sponsored ADR	6,151,480	38,938,868
Germany - 0.4%
Henkel AG & Co. KGaA	124,400	14,449,988
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $61,570,303)		53,388,856
Money Market Funds - 0.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	3,581,467	$ 3,581,467
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	10,632,592	10,632,592
TOTAL MONEY MARKET FUNDS (Cost $14,214,059)		14,214,059
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $3,163,000,773)		3,654,064,278
NET OTHER ASSETS (LIABILITIES) - 0.5%		18,800,144
NET ASSETS - 100%		$ 3,672,864,422
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,094,989 or 1.2% of net assets.

(f) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,687
Fidelity Securities Lending Cash Central Fund	283,040
Total	$ 317,727
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 600,304,117	$ 475,921,461	$ 110,249,299	$ 14,133,357
Consumer Staples	270,321,364	255,871,376	14,449,988	-
Energy	39,577,945	39,577,945	-	-
Financials	861,717,036	713,159,516	148,557,520	-
Health Care	276,090,678	220,737,136	55,353,542	-
Industrials	422,533,567	406,334,042	16,199,525	-
Information Technology	815,893,647	528,966,151	286,927,496	-
Materials	192,657,057	130,447,728	62,209,329	-
Telecommunication Services	85,211,280	85,211,280	-	-
Utilities	75,543,528	75,543,528	-	-
Money Market Funds	14,214,059	14,214,059	-	-
Total Investments in Securities:	$ 3,654,064,278	$ 2,945,984,222	$ 693,946,699	$ 14,133,357

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 121,082,740
Level 2 to Level 1	$ 721,156,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,069,575) - See accompanying schedule: Unaffiliated issuers (cost $3,148,786,714)	$ 3,639,850,219
Fidelity Central Funds (cost $14,214,059)	14,214,059
Total Investments (cost $3,163,000,773)		$ 3,654,064,278
Foreign currency held at value (cost $8,011)		909
Receivable for investments sold
Regular delivery.		101,128,756
Delayed delivery		3,019,122
Receivable for fund shares sold		2,643,866
Dividends receivable		6,041,750
Distributions receivable from Fidelity Central Funds		27,425
Prepaid expenses		2,112
Other receivables		1,659,406
Total assets		3,768,587,624

Liabilities
Payable to custodian bank	$ 161,281
Payable for investments purchased	67,798,146
Payable for fund shares redeemed	12,768,866
Accrued management fee	2,142,869
Other affiliated payables	676,250
Other payables and accrued expenses	1,543,198
Collateral on securities loaned, at value	10,632,592
Total liabilities		95,723,202

Net Assets		$ 3,672,864,422
Net Assets consist of:
Paid in capital		$ 3,311,903,214
Undistributed net investment income		6,139,952
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(134,618,350)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		489,439,606
Net Assets		$ 3,672,864,422

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($3,023,244,903 ÷ 118,925,371 shares)	$ 25.42

Class K: Net Asset Value, offering price and redemption price per share ($649,619,519 ÷ 25,539,318 shares)	$ 25.44

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 25,536,204
Interest		99
Income from Fidelity Central Funds		317,727
Income before foreign taxes withheld		25,854,030
Less foreign taxes withheld		(2,605,947)
Total income		23,248,083

Expenses
Management fee	$ 10,663,103
Transfer agent fees	3,230,593
Accounting and security lending fees	656,560
Custodian fees and expenses	897,027
Independent trustees' compensation	5,798
Registration fees	52,711
Audit	64,497
Legal	4,399
Interest	379
Miscellaneous	10,049
Total expenses before reductions	15,585,116
Expense reductions	(36,488)	15,548,628
Net investment income (loss)		7,699,455
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,423,447)	(97,080,887)
Foreign currency transactions	(698,013)
Total net realized gain (loss)		(97,778,900)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,498,820)	117,713,863
Assets and liabilities in foreign currencies	(20,486)
Total change in net unrealized appreciation (depreciation)		117,693,377
Net gain (loss)		19,914,477
Net increase (decrease) in net assets resulting from operations		$ 27,613,932

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,699,455	$ 21,069,375
Net realized gain (loss)	(97,778,900)	19,330,340
Change in net unrealized appreciation (depreciation)	117,693,377	67,110,574
Net increase (decrease) in net assets resulting from operations	27,613,932	107,510,289
Distributions to shareholders from net investment income	(18,114,621)	(2,412,320)
Distributions to shareholders from net realized gain	(2,942,055)	-
Total distributions	(21,056,676)	(2,412,320)
Share transactions - net increase (decrease)	671,805,736	100,101,946
Redemption fees	144,595	450,436
Total increase (decrease) in net assets	678,507,587	205,650,351

Net Assets
Beginning of period	2,994,356,835	2,788,706,484
End of period (including undistributed net investment income of $6,139,952 and undistributed net investment income of $16,555,118, respectively)	$ 3,672,864,422	$ 2,994,356,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.44	$ 24.43	$ 22.15	$ 22.23	$ 25.72	$ 20.68
Income from Investment Operations
Net investment income (loss) D	.06	.17	.20	.33	.35	.23
Net realized and unrealized gain (loss)	.09	.86	2.38	(.11)	(3.48)	5.05
Total from investment operations	.15	1.03	2.58	.22	(3.13)	5.28
Distributions from net investment income	(.14)	(.02)	(.30)	(.30)	(.24)	(.12)
Distributions from net realized gain	(.03)	-	-	-	(.13)	(.14)
Total distributions	(.17)	(.02)	(.30)	(.30)	(.37)	(.25)I
Redemption fees added to paid in capital D	-H	-H	-H	-H	.01	.01
Net asset value, end of period	$ 25.42	$ 25.44	$ 24.43	$ 22.15	$ 22.23	$ 25.72
Total ReturnB, C	.60%	4.22%	11.78%	1.03%	(12.33)%	25.76%
Ratios to Average Net Assets E, G
Expenses before reductions	1.06%A	1.07%	1.08%	1.09%	1.07%	1.14%
Expenses net of fee waivers, if any	1.06%A	1.07%	1.08%	1.09%	1.07%	1.14%
Expenses net of all reductions	1.06%A	1.07%	1.03%	1.03%	1.01%	1.09%
Net investment income (loss)	.46%A	.71%	.85%	1.50%	1.38%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,023,245	$ 2,370,927	$ 2,241,338	$ 2,203,756	$ 2,907,884	$ 3,975,342
Portfolio turnover rate F	89%A	94%	119%	176%	122%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Financial Highlights - Class K

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.48	$ 24.42	$ 22.15	$ 22.23	$ 25.75	$ 20.69
Income from Investment Operations
Net investment income (loss) D	.08	.23	.25	.37	.40	.28
Net realized and unrealized gain (loss)	.10	.86	2.38	(.10)	(3.48)	5.05
Total from investment operations	.18	1.09	2.63	.27	(3.08)	5.33
Distributions from net investment income	(.20)	(.03)	(.36)	(.35)	(.32)	(.15)
Distributions from net realized gain	(.03)	-	-	-	(.13)	(.14)
Total distributions	(.22)J	(.03)	(.36)	(.35)	(.45)	(.28)I
Redemption fees added to paid in capital D	-H	-H	-H	-H	.01	.01
Net asset value, end of period	$ 25.44	$ 25.48	$ 24.42	$ 22.15	$ 22.23	$ 25.75
Total ReturnB, C	.73%	4.47%	12.01%	1.25%	(12.17)%	26.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.86%A	.86%	.87%	.87%	.87%	.90%
Expenses net of fee waivers, if any	.86%A	.85%	.87%	.87%	.87%	.90%
Expenses net of all reductions	.85%A	.85%	.82%	.81%	.80%	.84%
Net investment income (loss)	.67%A	.92%	1.07%	1.72%	1.58%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 649,620	$ 623,430	$ 547,369	$ 607,919	$ 497,821	$ 888,629
Portfolio turnover rate F	89%A	94%	119%	176%	122%	85%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share. ITotal distributions of $.28 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.135 per share. JTotal distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 569,570,029
Gross unrealized depreciation	(82,918,104)
Net unrealized appreciation (depreciation) on securities and other investments	$ 486,651,925

Tax cost	$ 3,167,412,353

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (24,838,920)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $2,005,729,154 and $1,362,723,593, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Emerging Markets	$ 3,089,428.25
Class K	141,165.05
	$ 3,230,593

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,071 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,855,000.35%		$ 379

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,313 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $283,040, including $2,907 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $28,302 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $273.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Emerging Markets expenses during the period in the amount of $7,913.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Emerging Markets	$ 13,346,829	$ 1,743,046
Class K	4,767,792	669,274
Total	$ 18,114,621	$ 2,412,320
From net realized gain
Emerging Markets	$ 2,332,143	$ -
Class K	609,912	-
Total	$ 2,942,055	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Emerging Markets
Shares sold	33,094,702	21,791,321	$ 826,226,854	$ 537,287,996
Reinvestment of distributions	546,115	57,233	13,577,228	1,363,124
Shares redeemed	(7,914,307)	(20,408,773)	(196,662,082)	(492,243,181)
Net increase (decrease)	25,726,510	1,439,781	$ 643,142,000	$ 46,407,939
Class K
Shares sold	5,554,928	8,911,150	$ 138,960,660	$ 221,271,615
Reinvestment of distributions	216,324	28,071	5,377,704	669,274
Shares redeemed	(4,697,933)	(6,884,435)	(115,674,628)	(168,246,882)
Net increase (decrease)	1,073,319	2,054,786	$ 28,663,736	$ 53,694,007

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Emerging Markets Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity's International Equity Funds

Fidelity Canada Fund

Fidelity China Region Fund

Fidelity Diversified International Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Fidelity Emerging Markets Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Europe Fund

Fidelity Global Balanced Fund

Fidelity Global Commodity Stock Fund

Fidelity International Capital Appreciation Fund

Fidelity International Discovery Fund

Fidelity International Growth Fund

Fidelity International Small Cap Fund

Fidelity International Small Cap Opportunities Fund

Fidelity International Value Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Overseas Fund

Fidelity Pacific Basin Fund

Fidelity Total International Equity Fund

Fidelity Worldwide Fund

Corporate Headquarters

245 Summer St.,
Boston, MA 02210
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EMF-K-USAN-0615
1.863017.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity Advisor®

Europe Fund -

Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2015

Class A, Class T, Class B, and Class C are
classes of Fidelity® Europe Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Europe Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.32%
Actual		$ 1,000.00	$ 1,098.30	$ 6.87
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Class T	1.61%
Actual		$ 1,000.00	$ 1,096.40	$ 8.37
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.15%
Actual		$ 1,000.00	$ 1,093.70	$ 11.16
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.13%
Actual		$ 1,000.00	$ 1,093.70	$ 11.06
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Europe	1.03%
Actual		$ 1,000.00	$ 1,099.90	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,100.10	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Europe Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom	29.8%
Sweden	11.3%
Germany	10.5%
France	9.6%
Switzerland	5.9%
Finland	5.8%
United States of America*	4.0%
Ireland	3.6%
Bailiwick of Jersey	3.5%
Other	16.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United Kingdom	24.2%
Switzerland	13.5%
Germany	12.5%
France	11.2%
Sweden	7.4%
Denmark	4.5%
Belgium	4.1%
Netherlands	3.7%
Ireland	3.7%
Other*	15.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.0	99.1
Short-Term Investments and Net Other Assets (Liabilities)	4.0	0.9
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.7	4.0
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	2.7	1.2
Standard Chartered PLC (United Kingdom) (United Kingdom, Banks)	2.5	1.6
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	2.5	2.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.3	2.7
Cargotec Corp. (B Shares) (Finland, Machinery)	2.2	0.0
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	2.1	0.0
Bayer AG (Germany, Pharmaceuticals)	2.1	2.3
Lloyds Banking Group PLC (United Kingdom, Banks)	1.8	1.9
ING Groep NV (Certificaten Van Aandelen) (Netherlands, Banks)	1.7	1.9
	23.6
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	23.4
Health Care	21.0	20.1
Industrials	20.1	14.1
Consumer Discretionary	13.1	13.4
Consumer Staples	7.7	11.3
Information Technology	3.7	1.9
Materials	2.0	4.5
Energy	1.3	7.0
Utilities	1.1	2.5
Telecommunication Services	0.0	0.9

Semiannual Report

Fidelity Europe Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Austria - 1.1%
Andritz AG	276,400	$ 16,182,325
Bailiwick of Jersey - 3.5%
Shire PLC	447,200	36,341,091
Wolseley PLC	260,859	15,428,351
TOTAL BAILIWICK OF JERSEY		51,769,442
Belgium - 1.3%
KBC Groep NV	302,421	19,897,272
Bermuda - 0.3%
Vostok Nafta Investment Ltd. SDR (a)	739,825	4,888,485
Denmark - 3.3%
Carlsberg A/S Series B	191,100	17,422,311
DSV de Sammensluttede Vognmaend A/S	485,400	16,838,370
William Demant Holding A/S (a)	181,400	14,848,018
TOTAL DENMARK		49,108,699
Finland - 5.8%
Amer Group PLC (A Shares)	651,600	16,306,949
Cargotec Corp. (B Shares) (d)	834,700	33,651,502
Huhtamaki Oyj	463,300	14,810,665
Kesko Oyj	216,900	8,862,277
Valmet Corp.	1,116,500	12,939,536
TOTAL FINLAND		86,570,929
France - 9.6%
bioMerieux SA	179,400	19,353,948
Bollore Group	3,422,200	19,558,036
Christian Dior SA	121,195	23,693,752
Havas SA	2,216,300	18,485,605
Ipsen SA	123,611	7,098,738
Publicis Groupe SA	230,946	19,369,572
Rexel SA	1,121,200	21,130,866
Wendel SA	115,200	14,149,227
TOTAL FRANCE		142,839,744
Germany - 9.1%
adidas AG	209,100	17,132,803
Bayer AG	212,600	30,600,073
Brenntag AG	262,700	15,762,177
CompuGroup Medical AG	259,600	7,420,353
Continental AG (d)	83,700	19,615,499
Deutsche Annington Immobilien SE	187,935	6,308,063
Fresenius SE & Co. KGaA	360,700	21,459,103
GEA Group AG	337,429	16,205,345
MLP AG	293,073	1,252,745
TOTAL GERMANY		135,756,161
Ireland - 3.6%
Actavis PLC (a)	56,700	16,038,162
DCC PLC (United Kingdom)	149,700	9,522,956
Greencore Group PLC	1,417,530	7,692,342

	Shares	Value
Ryanair Holdings PLC sponsored ADR	140,900	$ 9,137,365
United Drug PLC (United Kingdom)	1,403,641	11,415,820
TOTAL IRELAND		53,806,645
Isle of Man - 2.3%
Optimal Payments PLC (a)(d)	1,461,079	6,639,632
Optimal Payments PLC rights 5/1/15 (a)	2,417,131	5,131,525
Playtech Ltd.	1,818,445	22,844,727
TOTAL ISLE OF MAN		34,615,884
Italy - 1.1%
Amplifon SpA (d)	2,192,800	17,079,722
Netherlands - 2.8%
ING Groep NV (Certificaten Van Aandelen)	1,647,300	25,272,144
Reed Elsevier NV	667,835	16,106,459
TOTAL NETHERLANDS		41,378,603
Norway - 1.3%
TGS Nopec Geophysical Co. ASA (d)	733,800	18,674,481
Spain - 2.5%
Amadeus IT Holding SA Class A	459,100	20,926,676
Red Electrica Corporacion SA	190,500	15,987,684
TOTAL SPAIN		36,914,360
Sweden - 11.3%
Elekta AB (B Shares) (d)	1,323,302	12,382,433
Getinge AB (B Shares)	1,657,700	40,290,222
Hemfosa Fastigheter AB (a)	651,400	15,050,579
Indutrade AB	366,200	17,889,565
Kungsleden AB	1,982,200	14,428,201
Lundbergfoeretagen AB	77,592	3,644,437
Nordea Bank AB	1,122,000	14,255,178
SKF AB (B Shares)	700,900	17,119,512
Svenska Cellulosa AB (SCA) (B Shares)	817,900	20,688,757
Svenska Handelsbanken AB (A Shares)	269,100	12,421,378
TOTAL SWEDEN		168,170,262
Switzerland - 5.9%
Julius Baer Group Ltd.	336,720	17,624,181
Roche Holding AG (participation certificate)	190,507	54,514,545
Sonova Holding AG Class B	114,361	15,799,506
TOTAL SWITZERLAND		87,938,232
United Kingdom - 29.7%
Aberdeen Asset Management PLC	1,907,757	13,853,128
Babcock International Group PLC	1,574,100	24,281,953
British American Tobacco PLC (United Kingdom)	615,300	33,806,822
British Land Co. PLC	1,292,900	16,466,801
Bunzl PLC	565,823	15,909,400
Compass Group PLC	820,517	14,504,881
Dechra Pharmaceuticals PLC	515,500	8,054,448
Diageo PLC	899,297	24,966,622
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Diploma PLC	1,161,000	$ 14,240,999
Essentra PLC	1,005,300	14,757,117
HSBC Holdings PLC (United Kingdom)	3,159,900	31,565,837
ITV PLC	3,577,100	13,888,154
Land Securities Group PLC	896,690	17,159,539
Lloyds Banking Group PLC	22,551,600	26,707,371
London Stock Exchange Group PLC	405,300	15,776,472
Prudential PLC	996,204	24,803,034
Rolls-Royce Group PLC	1,416,301	22,579,958
Royal & Sun Alliance Insurance Group PLC	2,730,865	17,864,657
Schroders PLC	195,800	9,711,357
Shawbrook Group Ltd.	681,300	3,215,351
St. James's Place Capital PLC	567,800	7,745,195
Standard Chartered PLC (United Kingdom)	2,267,055	37,116,703
Unite Group PLC	1,662,487	15,209,556
William Hill PLC	3,089,800	17,071,526
TOTAL UNITED KINGDOM		441,256,881
TOTAL COMMON STOCKS (Cost $1,238,587,648)		1,406,848,127
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.4%
Volkswagen AG (d)	84,300	21,702,678
United Kingdom - 0.1%
Rolls-Royce Group PLC	199,698,441	306,537
Rolls-Royce Group PLC (C Shares) (a)	396,661,293	608,875
TOTAL UNITED KINGDOM		915,412
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,269,691)		22,618,090
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	45,567,985	$ 45,567,985
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	76,062,306	76,062,306
TOTAL MONEY MARKET FUNDS (Cost $121,630,291)		121,630,291
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,379,487,630)		1,551,096,508
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(62,987,534)
NET ASSETS - 100%		$ 1,488,108,974
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,862
Fidelity Securities Lending Cash Central Fund	600,858
Total	$ 629,720
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 197,877,878	$ -	$ 197,877,878	$ -
Consumer Staples	113,439,131	-	113,439,131	-
Energy	18,674,481	-	18,674,481	-
Financials	386,386,891	-	386,386,891	-
Health Care	312,696,182	16,038,162	296,658,020	-
Industrials	299,293,628	10,052,777	289,240,851	-
Information Technology	55,542,560	-	55,542,560	-
Materials	29,567,782	-	29,567,782	-
Utilities	15,987,684	-	15,987,684	-
Money Market Funds	121,630,291	121,630,291	-	-
Total Investments in Securities:	$ 1,551,096,508	$ 147,721,230	$ 1,403,375,278	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 587,594,694
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,592,721) - See accompanying schedule: Unaffiliated issuers (cost $1,257,857,339)	$ 1,429,466,217
Fidelity Central Funds (cost $121,630,291)	121,630,291
Total Investments (cost $1,379,487,630)		$ 1,551,096,508
Foreign currency held at value (cost $394,165)		394,165
Receivable for investments sold		2,475,394
Receivable for fund shares sold		4,760,218
Dividends receivable		6,858,885
Distributions receivable from Fidelity Central Funds		157,511
Prepaid expenses		1,161
Other receivables		519,363
Total assets		1,566,263,205

Liabilities
Payable for fund shares redeemed	807,696
Accrued management fee	914,954
Distribution and service plan fees payable	19,620
Other affiliated payables	284,360
Other payables and accrued expenses	65,295
Collateral on securities loaned, at value	76,062,306
Total liabilities		78,154,231

Net Assets		$ 1,488,108,974
Net Assets consist of:
Paid in capital		$ 1,571,152,621
Undistributed net investment income		9,787,372
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(264,509,644)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,678,625
Net Assets		$ 1,488,108,974

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,497,196 ÷ 758,340 shares)	$ 38.90

Maximum offering price per share (100/94.25 of $38.90)	$ 41.27
Class T: Net Asset Value and redemption price per share ($14,858,611 ÷ 382,717 shares)	$ 38.82

Maximum offering price per share (100/96.50 of $38.82)	$ 40.23
Class B: Net Asset Value and offering price per share ($882,387 ÷ 22,773 shares)A	$ 38.75

Class C: Net Asset Value and offering price per share ($9,262,262 ÷ 238,788 shares)A	$ 38.79

Europe: Net Asset Value, offering price and redemption price per share ($1,426,434,856 ÷ 36,603,656 shares)	$ 38.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,173,662 ÷ 184,028 shares)	$ 38.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 19,261,993
Interest		1,712
Income from Fidelity Central Funds		629,720
Income before foreign taxes withheld		19,893,425
Less foreign taxes withheld		(1,497,443)
Total income		18,395,982

Expenses
Management fee Basic fee	$ 4,576,037
Performance adjustment	487,670
Transfer agent fees	1,214,471
Distribution and service plan fees	104,073
Accounting and security lending fees	300,628
Custodian fees and expenses	61,054
Independent trustees' compensation	2,651
Registration fees	77,290
Audit	52,860
Legal	4,752
Miscellaneous	6,532
Total expenses before reductions	6,888,018
Expense reductions	(39,100)	6,848,918
Net investment income (loss)		11,547,064
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,633,125
Foreign currency transactions	220,726
Total net realized gain (loss)		26,853,851
Change in net unrealized appreciation (depreciation) on: Investment securities	88,188,939
Assets and liabilities in foreign currencies	182,808
Total change in net unrealized appreciation (depreciation)		88,371,747
Net gain (loss)		115,225,598
Net increase (decrease) in net assets resulting from operations		$ 126,772,662

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,547,064	$ 31,583,880
Net realized gain (loss)	26,853,851	61,093,776
Change in net unrealized appreciation (depreciation)	88,371,747	(149,418,761)
Net increase (decrease) in net assets resulting from operations	126,772,662	(56,741,105)
Distributions to shareholders from net investment income	(31,603,696)	(13,272,490)
Distributions to shareholders from net realized gain	-	(612,576)
Total distributions	(31,603,696)	(13,885,066)
Share transactions - net increase (decrease)	105,007,717	401,467,296
Redemption fees	23,989	18,788
Total increase (decrease) in net assets	200,200,672	330,859,913

Net Assets
Beginning of period	1,287,908,302	957,048,389
End of period (including undistributed net investment income of $9,787,372 and undistributed net investment income of $29,844,004, respectively)	$ 1,488,108,974	$ 1,287,908,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.24	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.27	.47
Net realized and unrealized gain (loss)	3.23	(3.68)
Total from investment operations	3.50	(3.21)
Distributions from net investment income	(.84)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 38.90	$ 36.24
Total ReturnB, C, D	9.83%	(8.14)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32%A	1.35%A
Expenses net of fee waivers, if any	1.32%A	1.35%A
Expenses net of all reductions	1.32%A	1.35%A
Net investment income (loss)	1.49%A	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,497	$ 23,633
Portfolio turnover rateG	89% A	80%A, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.18	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.22	.40
Net realized and unrealized gain (loss)	3.21	(3.67)
Total from investment operations	3.43	(3.27)
Distributions from net investment income	(.79)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 38.82	$ 36.18
Total ReturnB, C, D	9.64%	(8.29)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61%A	1.62%A
Expenses net of fee waivers, if any	1.61%A	1.61%A
Expenses net of all reductions	1.60%A	1.61%A
Net investment income (loss)	1.20%A	1.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,859	$ 13,679
Portfolio turnover rateG	89% A	80%A, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.07	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.12	.28
Net realized and unrealized gain (loss)	3.21	(3.66)
Total from investment operations	3.33	(3.38)
Distributions from net investment income	(.65)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 38.75	$ 36.07
Total ReturnB, C, D	9.37%	(8.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15%A	2.11%A
Expenses net of fee waivers, if any	2.15%A	2.11%A
Expenses net of all reductions	2.14%A	2.11%A
Net investment income (loss)	.66%A	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 882	$ 1,065
Portfolio turnover rateG	89% A	80%A, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.07	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.12	.29
Net realized and unrealized gain (loss)	3.22	(3.67)
Total from investment operations	3.34	(3.38)
Distributions from net investment income	(.62)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 38.79	$ 36.07
Total ReturnB, C, D	9.37%	(8.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13%A	2.10%A
Expenses net of fee waivers, if any	2.13%A	2.10%A
Expenses net of all reductions	2.13%A	2.10%A
Net investment income (loss)	.68%A	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,262	$ 6,818
Portfolio turnover rateG	89% A	80%A, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Europe

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.32	$ 37.92	$ 30.15	$ 27.67	$ 30.83	$ 28.52
Income from Investment Operations
Net investment income (loss) D	.33	.94K	.61	.64	.48	.33
Net realized and unrealized gain (loss)	3.23	(2.00)	7.87	2.45	(2.97)	2.50
Total from investment operations	3.56	(1.06)	8.48	3.09	(2.49)	2.83
Distributions from net investment income	(.91)	(.52)	(.70)	(.60)	(.67)	(.52)
Distributions from net realized gain	-	(.02)	(.01)	(.02)	-	-
Total distributions	(.91)	(.54)	(.71)	(.61)J	(.67)	(.52)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 38.97	$ 36.32	$ 37.92	$ 30.15	$ 27.67	$ 30.83
Total ReturnB, C	9.99%	(2.82)%	28.71%	11.53%	(8.32)%	10.01%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03%A	.97%	1.06%	.83%	1.10%	1.12%
Expenses net of fee waivers, if any	1.03%A	.97%	1.05%	.83%	1.10%	1.12%
Expenses net of all reductions	1.03%A	.96%	1.02%	.80%	1.06%	1.04%
Net investment income (loss)	1.78%A	2.43%K	1.82%	2.33%	1.56%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,426,435	$ 1,237,047	$ 957,048	$ 602,520	$ 621,778	$ 802,527
Portfolio turnover rateF	89% A	80%H	59%	127%	117%	136%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate does not include the assets acquired in the merger. IAmount represents less than $.01 per share. JTotal distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share. KInvestment income per share reflects a large, non-recurring dividend recorded on February 24, 2014 which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.92%.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 36.32	$ 39.45
Income from Investment Operations
Net investment income (loss) D	.33	.56
Net realized and unrealized gain (loss)	3.24	(3.69)
Total from investment operations	3.57	(3.13)
Distributions from net investment income	(.91)	-
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 38.98	$ 36.32
Total ReturnB, C	10.01%	(7.93)%
Ratios to Average Net Assets E, H
Expenses before reductions	.99%A	.97%A
Expenses net of fee waivers, if any	.99%A	.97%A
Expenses net of all reductions	.98%A	.96%A
Net investment income (loss)	1.82%A	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,174	$ 5,666
Portfolio turnover rateF	89% A	80%A, I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund launched Class A, Class T, Class B, Class C and Institutional Class shares and the existing class will be designated Europe on March 18, 2014. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 196,262,442
Gross unrealized depreciation	(27,661,298)
Net unrealized appreciation (depreciation) on securities and other investments	$ 168,601,144

Tax cost	$ 1,382,495,364

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (87,605,890)
2017	(201,098,352)
Total capital loss carryforward	$ (288,704,242)

The Fund acquired $91,696,156 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $14,730,641 per year.

In addition, due to large redemptions in a prior period, $201,098,352 of capital losses that existed in the Fund prior to the mergers will be limited to proximately $32,029,274 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $610,207,625 and $570,957,542, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 30,202	$ 1,272
Class T	.25%	.25%	34,240	443

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class B	.75%	.25%	$ 4,699	$ 3,661
Class C	.75%	.25%	34,932	11,440
			$ 104,073	$ 16,816

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,638
Class T	2,512
Class B*	150
Class C*	1,993
$ 16,293

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 26,832.22
Class T	17,765.26
Class B	1,394.30
Class C	10,061.29
Europe	1,154,336.18
Institutional Class	4,083.14
	$ 1,214,471

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,009 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $600,858. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36,893 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Europe expenses during the period in the amount of $2,207.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 549,660	$ -
Class T	299,142	-
Class B	18,443	-
Class C	108,670	-
Europe	30,497,764	13,272,490
Institutional Class	130,017	-
Total	$ 31,603,696	$ 13,272,490
From net realized gain
Europe	$ -	$ 612,576

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014 A	Six months ended April 30, 2015	Year ended October 31, 2014 A
Class A
Shares sold	210,777	302,227	$ 7,881,536	$ 12,108,972
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	483,084	-	18,719,498
Reinvestment of distributions	14,493	-	527,143	-
Shares redeemed	(119,090)	(133,151)	(4,286,483)	(5,066,903)
Net increase (decrease)	106,180	652,160	$ 4,122,196	$ 25,761,567

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	49,791	196,712	$ 1,865,474	$ 7,929,579
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	218,383	-	8,462,341
Reinvestment of distributions	8,153	-	296,280	-
Shares redeemed	(53,338)	(36,984)	(1,951,793)	(1,400,101)
Net increase (decrease)	4,606	378,111	$ 209,961	$ 14,991,819
Class B
Shares sold	2,642	16,454	$ 99,598	$ 662,209
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	19,997	-	774,699
Reinvestment of distributions	481	-	17,468	-
Shares redeemed	(9,888)	(6,913)	(358,929)	(266,573)
Net increase (decrease)	(6,765)	29,538	$ (241,863)	$ 1,170,335
Class C
Shares sold	94,993	43,185	$ 3,546,577	$ 1,703,471
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	183,082	-	7,092,587
Reinvestment of distributions	2,632	-	95,708	-
Shares redeemed	(47,868)	(37,236)	(1,747,249)	(1,401,102)
Net increase (decrease)	49,757	189,031	$ 1,895,036	$ 7,394,956
Europe
Shares sold	5,327,243	8,548,440	$ 199,058,087	$ 332,957,735
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	9,559,313	-	370,423,391
Reinvestment of distributions	803,462	358,728	29,241,922	13,351,865
Shares redeemed	(3,582,740)	(9,647,960)	(130,327,589)	(370,706,278)
Net increase (decrease)	2,547,965	8,818,521	$ 97,972,420	$ 346,026,713
Institutional Class
Shares sold	72,224	33,328	$ 2,665,326	$ 1,310,054
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	214,439	-	8,309,529
Reinvestment of distributions	2,526	-	91,940	-
Shares redeemed	(46,717)	(91,772)	(1,707,299)	(3,497,677)
Net increase (decrease)	28,033	155,995	$ 1,049,967	$ 6,121,906

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

11. Prior Fiscal Year Merger Information.

On March 21, 2014, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Europe Capital Appreciation Fund and Fidelity Advisor Europe Capital Appreciation Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on September 18, 2013. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on March 18, 2014. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $370,423,391, including securities of $369,430,411 and unrealized appreciation of $56,486,181 for Fidelity Europe Capital Appreciation Fund; and net assets of $43,358,654, including securities of $43,267,919 and unrealized appreciation of $4,301,890 for Fidelity Advisor Europe Capital Appreciation Fund; were combined with the Fund's net assets of $1,103,858,646 for total net assets after the acquisition of $1,517,640,691.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEUF-USAN-0615
1.9585994.101

Fidelity Advisor®

Europe Fund -

Institutional Class

Semiannual Report

April 30, 2015

Institutional Class is a class
of Fidelity® Europe Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Europe Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.32%
Actual		$ 1,000.00	$ 1,098.30	$ 6.87
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Class T	1.61%
Actual		$ 1,000.00	$ 1,096.40	$ 8.37
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.15%
Actual		$ 1,000.00	$ 1,093.70	$ 11.16
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.13%
Actual		$ 1,000.00	$ 1,093.70	$ 11.06
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Europe	1.03%
Actual		$ 1,000.00	$ 1,099.90	$ 5.36
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,100.10	$ 5.16
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Europe Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom	29.8%
Sweden	11.3%
Germany	10.5%
France	9.6%
Switzerland	5.9%
Finland	5.8%
United States of America*	4.0%
Ireland	3.6%
Bailiwick of Jersey	3.5%
Other	16.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United Kingdom	24.2%
Switzerland	13.5%
Germany	12.5%
France	11.2%
Sweden	7.4%
Denmark	4.5%
Belgium	4.1%
Netherlands	3.7%
Ireland	3.7%
Other*	15.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.0	99.1
Short-Term Investments and Net Other Assets (Liabilities)	4.0	0.9
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.7	4.0
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	2.7	1.2
Standard Chartered PLC (United Kingdom) (United Kingdom, Banks)	2.5	1.6
Shire PLC (Bailiwick of Jersey, Pharmaceuticals)	2.5	2.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.3	2.7
Cargotec Corp. (B Shares) (Finland, Machinery)	2.2	0.0
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	2.1	0.0
Bayer AG (Germany, Pharmaceuticals)	2.1	2.3
Lloyds Banking Group PLC (United Kingdom, Banks)	1.8	1.9
ING Groep NV (Certificaten Van Aandelen) (Netherlands, Banks)	1.7	1.9
	23.6
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	23.4
Health Care	21.0	20.1
Industrials	20.1	14.1
Consumer Discretionary	13.1	13.4
Consumer Staples	7.7	11.3
Information Technology	3.7	1.9
Materials	2.0	4.5
Energy	1.3	7.0
Utilities	1.1	2.5
Telecommunication Services	0.0	0.9

Semiannual Report

Fidelity Europe Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Austria - 1.1%
Andritz AG	276,400	$ 16,182,325
Bailiwick of Jersey - 3.5%
Shire PLC	447,200	36,341,091
Wolseley PLC	260,859	15,428,351
TOTAL BAILIWICK OF JERSEY		51,769,442
Belgium - 1.3%
KBC Groep NV	302,421	19,897,272
Bermuda - 0.3%
Vostok Nafta Investment Ltd. SDR (a)	739,825	4,888,485
Denmark - 3.3%
Carlsberg A/S Series B	191,100	17,422,311
DSV de Sammensluttede Vognmaend A/S	485,400	16,838,370
William Demant Holding A/S (a)	181,400	14,848,018
TOTAL DENMARK		49,108,699
Finland - 5.8%
Amer Group PLC (A Shares)	651,600	16,306,949
Cargotec Corp. (B Shares) (d)	834,700	33,651,502
Huhtamaki Oyj	463,300	14,810,665
Kesko Oyj	216,900	8,862,277
Valmet Corp.	1,116,500	12,939,536
TOTAL FINLAND		86,570,929
France - 9.6%
bioMerieux SA	179,400	19,353,948
Bollore Group	3,422,200	19,558,036
Christian Dior SA	121,195	23,693,752
Havas SA	2,216,300	18,485,605
Ipsen SA	123,611	7,098,738
Publicis Groupe SA	230,946	19,369,572
Rexel SA	1,121,200	21,130,866
Wendel SA	115,200	14,149,227
TOTAL FRANCE		142,839,744
Germany - 9.1%
adidas AG	209,100	17,132,803
Bayer AG	212,600	30,600,073
Brenntag AG	262,700	15,762,177
CompuGroup Medical AG	259,600	7,420,353
Continental AG (d)	83,700	19,615,499
Deutsche Annington Immobilien SE	187,935	6,308,063
Fresenius SE & Co. KGaA	360,700	21,459,103
GEA Group AG	337,429	16,205,345
MLP AG	293,073	1,252,745
TOTAL GERMANY		135,756,161
Ireland - 3.6%
Actavis PLC (a)	56,700	16,038,162
DCC PLC (United Kingdom)	149,700	9,522,956
Greencore Group PLC	1,417,530	7,692,342

	Shares	Value
Ryanair Holdings PLC sponsored ADR	140,900	$ 9,137,365
United Drug PLC (United Kingdom)	1,403,641	11,415,820
TOTAL IRELAND		53,806,645
Isle of Man - 2.3%
Optimal Payments PLC (a)(d)	1,461,079	6,639,632
Optimal Payments PLC rights 5/1/15 (a)	2,417,131	5,131,525
Playtech Ltd.	1,818,445	22,844,727
TOTAL ISLE OF MAN		34,615,884
Italy - 1.1%
Amplifon SpA (d)	2,192,800	17,079,722
Netherlands - 2.8%
ING Groep NV (Certificaten Van Aandelen)	1,647,300	25,272,144
Reed Elsevier NV	667,835	16,106,459
TOTAL NETHERLANDS		41,378,603
Norway - 1.3%
TGS Nopec Geophysical Co. ASA (d)	733,800	18,674,481
Spain - 2.5%
Amadeus IT Holding SA Class A	459,100	20,926,676
Red Electrica Corporacion SA	190,500	15,987,684
TOTAL SPAIN		36,914,360
Sweden - 11.3%
Elekta AB (B Shares) (d)	1,323,302	12,382,433
Getinge AB (B Shares)	1,657,700	40,290,222
Hemfosa Fastigheter AB (a)	651,400	15,050,579
Indutrade AB	366,200	17,889,565
Kungsleden AB	1,982,200	14,428,201
Lundbergfoeretagen AB	77,592	3,644,437
Nordea Bank AB	1,122,000	14,255,178
SKF AB (B Shares)	700,900	17,119,512
Svenska Cellulosa AB (SCA) (B Shares)	817,900	20,688,757
Svenska Handelsbanken AB (A Shares)	269,100	12,421,378
TOTAL SWEDEN		168,170,262
Switzerland - 5.9%
Julius Baer Group Ltd.	336,720	17,624,181
Roche Holding AG (participation certificate)	190,507	54,514,545
Sonova Holding AG Class B	114,361	15,799,506
TOTAL SWITZERLAND		87,938,232
United Kingdom - 29.7%
Aberdeen Asset Management PLC	1,907,757	13,853,128
Babcock International Group PLC	1,574,100	24,281,953
British American Tobacco PLC (United Kingdom)	615,300	33,806,822
British Land Co. PLC	1,292,900	16,466,801
Bunzl PLC	565,823	15,909,400
Compass Group PLC	820,517	14,504,881
Dechra Pharmaceuticals PLC	515,500	8,054,448
Diageo PLC	899,297	24,966,622
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Diploma PLC	1,161,000	$ 14,240,999
Essentra PLC	1,005,300	14,757,117
HSBC Holdings PLC (United Kingdom)	3,159,900	31,565,837
ITV PLC	3,577,100	13,888,154
Land Securities Group PLC	896,690	17,159,539
Lloyds Banking Group PLC	22,551,600	26,707,371
London Stock Exchange Group PLC	405,300	15,776,472
Prudential PLC	996,204	24,803,034
Rolls-Royce Group PLC	1,416,301	22,579,958
Royal & Sun Alliance Insurance Group PLC	2,730,865	17,864,657
Schroders PLC	195,800	9,711,357
Shawbrook Group Ltd.	681,300	3,215,351
St. James's Place Capital PLC	567,800	7,745,195
Standard Chartered PLC (United Kingdom)	2,267,055	37,116,703
Unite Group PLC	1,662,487	15,209,556
William Hill PLC	3,089,800	17,071,526
TOTAL UNITED KINGDOM		441,256,881
TOTAL COMMON STOCKS (Cost $1,238,587,648)		1,406,848,127
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.4%
Volkswagen AG (d)	84,300	21,702,678
United Kingdom - 0.1%
Rolls-Royce Group PLC	199,698,441	306,537
Rolls-Royce Group PLC (C Shares) (a)	396,661,293	608,875
TOTAL UNITED KINGDOM		915,412
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,269,691)		22,618,090
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	45,567,985	$ 45,567,985
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	76,062,306	76,062,306
TOTAL MONEY MARKET FUNDS (Cost $121,630,291)		121,630,291
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,379,487,630)		1,551,096,508
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(62,987,534)
NET ASSETS - 100%		$ 1,488,108,974
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,862
Fidelity Securities Lending Cash Central Fund	600,858
Total	$ 629,720
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 197,877,878	$ -	$ 197,877,878	$ -
Consumer Staples	113,439,131	-	113,439,131	-
Energy	18,674,481	-	18,674,481	-
Financials	386,386,891	-	386,386,891	-
Health Care	312,696,182	16,038,162	296,658,020	-
Industrials	299,293,628	10,052,777	289,240,851	-
Information Technology	55,542,560	-	55,542,560	-
Materials	29,567,782	-	29,567,782	-
Utilities	15,987,684	-	15,987,684	-
Money Market Funds	121,630,291	121,630,291	-	-
Total Investments in Securities:	$ 1,551,096,508	$ 147,721,230	$ 1,403,375,278	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 587,594,694
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,592,721) - See accompanying schedule: Unaffiliated issuers (cost $1,257,857,339)	$ 1,429,466,217
Fidelity Central Funds (cost $121,630,291)	121,630,291
Total Investments (cost $1,379,487,630)		$ 1,551,096,508
Foreign currency held at value (cost $394,165)		394,165
Receivable for investments sold		2,475,394
Receivable for fund shares sold		4,760,218
Dividends receivable		6,858,885
Distributions receivable from Fidelity Central Funds		157,511
Prepaid expenses		1,161
Other receivables		519,363
Total assets		1,566,263,205

Liabilities
Payable for fund shares redeemed	807,696
Accrued management fee	914,954
Distribution and service plan fees payable	19,620
Other affiliated payables	284,360
Other payables and accrued expenses	65,295
Collateral on securities loaned, at value	76,062,306
Total liabilities		78,154,231

Net Assets		$ 1,488,108,974
Net Assets consist of:
Paid in capital		$ 1,571,152,621
Undistributed net investment income		9,787,372
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(264,509,644)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,678,625
Net Assets		$ 1,488,108,974

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,497,196 ÷ 758,340 shares)	$ 38.90

Maximum offering price per share (100/94.25 of $38.90)	$ 41.27
Class T: Net Asset Value and redemption price per share ($14,858,611 ÷ 382,717 shares)	$ 38.82

Maximum offering price per share (100/96.50 of $38.82)	$ 40.23
Class B: Net Asset Value and offering price per share ($882,387 ÷ 22,773 shares)A	$ 38.75

Class C: Net Asset Value and offering price per share ($9,262,262 ÷ 238,788 shares)A	$ 38.79

Europe: Net Asset Value, offering price and redemption price per share ($1,426,434,856 ÷ 36,603,656 shares)	$ 38.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,173,662 ÷ 184,028 shares)	$ 38.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 19,261,993
Interest		1,712
Income from Fidelity Central Funds		629,720
Income before foreign taxes withheld		19,893,425
Less foreign taxes withheld		(1,497,443)
Total income		18,395,982

Expenses
Management fee Basic fee	$ 4,576,037
Performance adjustment	487,670
Transfer agent fees	1,214,471
Distribution and service plan fees	104,073
Accounting and security lending fees	300,628
Custodian fees and expenses	61,054
Independent trustees' compensation	2,651
Registration fees	77,290
Audit	52,860
Legal	4,752
Miscellaneous	6,532
Total expenses before reductions	6,888,018
Expense reductions	(39,100)	6,848,918
Net investment income (loss)		11,547,064
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,633,125
Foreign currency transactions	220,726
Total net realized gain (loss)		26,853,851
Change in net unrealized appreciation (depreciation) on: Investment securities	88,188,939
Assets and liabilities in foreign currencies	182,808
Total change in net unrealized appreciation (depreciation)		88,371,747
Net gain (loss)		115,225,598
Net increase (decrease) in net assets resulting from operations		$ 126,772,662

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,547,064	$ 31,583,880
Net realized gain (loss)	26,853,851	61,093,776
Change in net unrealized appreciation (depreciation)	88,371,747	(149,418,761)
Net increase (decrease) in net assets resulting from operations	126,772,662	(56,741,105)
Distributions to shareholders from net investment income	(31,603,696)	(13,272,490)
Distributions to shareholders from net realized gain	-	(612,576)
Total distributions	(31,603,696)	(13,885,066)
Share transactions - net increase (decrease)	105,007,717	401,467,296
Redemption fees	23,989	18,788
Total increase (decrease) in net assets	200,200,672	330,859,913

Net Assets
Beginning of period	1,287,908,302	957,048,389
End of period (including undistributed net investment income of $9,787,372 and undistributed net investment income of $29,844,004, respectively)	$ 1,488,108,974	$ 1,287,908,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.24	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.27	.47
Net realized and unrealized gain (loss)	3.23	(3.68)
Total from investment operations	3.50	(3.21)
Distributions from net investment income	(.84)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 38.90	$ 36.24
Total ReturnB, C, D	9.83%	(8.14)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32%A	1.35%A
Expenses net of fee waivers, if any	1.32%A	1.35%A
Expenses net of all reductions	1.32%A	1.35%A
Net investment income (loss)	1.49%A	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,497	$ 23,633
Portfolio turnover rateG	89% A	80%A, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.18	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.22	.40
Net realized and unrealized gain (loss)	3.21	(3.67)
Total from investment operations	3.43	(3.27)
Distributions from net investment income	(.79)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 38.82	$ 36.18
Total ReturnB, C, D	9.64%	(8.29)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61%A	1.62%A
Expenses net of fee waivers, if any	1.61%A	1.61%A
Expenses net of all reductions	1.60%A	1.61%A
Net investment income (loss)	1.20%A	1.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,859	$ 13,679
Portfolio turnover rateG	89% A	80%A, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.07	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.12	.28
Net realized and unrealized gain (loss)	3.21	(3.66)
Total from investment operations	3.33	(3.38)
Distributions from net investment income	(.65)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 38.75	$ 36.07
Total ReturnB, C, D	9.37%	(8.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15%A	2.11%A
Expenses net of fee waivers, if any	2.15%A	2.11%A
Expenses net of all reductions	2.14%A	2.11%A
Net investment income (loss)	.66%A	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 882	$ 1,065
Portfolio turnover rateG	89% A	80%A, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.07	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.12	.29
Net realized and unrealized gain (loss)	3.22	(3.67)
Total from investment operations	3.34	(3.38)
Distributions from net investment income	(.62)	-
Redemption fees added to paid in capital E, K	-	-
Net asset value, end of period	$ 38.79	$ 36.07
Total ReturnB, C, D	9.37%	(8.57)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13%A	2.10%A
Expenses net of fee waivers, if any	2.13%A	2.10%A
Expenses net of all reductions	2.13%A	2.10%A
Net investment income (loss)	.68%A	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,262	$ 6,818
Portfolio turnover rateG	89% A	80%A, J

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JThe portfolio turnover rate does not include the assets acquired in the merger. KAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Europe

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 36.32	$ 37.92	$ 30.15	$ 27.67	$ 30.83	$ 28.52
Income from Investment Operations
Net investment income (loss) D	.33	.94K	.61	.64	.48	.33
Net realized and unrealized gain (loss)	3.23	(2.00)	7.87	2.45	(2.97)	2.50
Total from investment operations	3.56	(1.06)	8.48	3.09	(2.49)	2.83
Distributions from net investment income	(.91)	(.52)	(.70)	(.60)	(.67)	(.52)
Distributions from net realized gain	-	(.02)	(.01)	(.02)	-	-
Total distributions	(.91)	(.54)	(.71)	(.61)J	(.67)	(.52)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 38.97	$ 36.32	$ 37.92	$ 30.15	$ 27.67	$ 30.83
Total ReturnB, C	9.99%	(2.82)%	28.71%	11.53%	(8.32)%	10.01%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03%A	.97%	1.06%	.83%	1.10%	1.12%
Expenses net of fee waivers, if any	1.03%A	.97%	1.05%	.83%	1.10%	1.12%
Expenses net of all reductions	1.03%A	.96%	1.02%	.80%	1.06%	1.04%
Net investment income (loss)	1.78%A	2.43%K	1.82%	2.33%	1.56%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,426,435	$ 1,237,047	$ 957,048	$ 602,520	$ 621,778	$ 802,527
Portfolio turnover rateF	89% A	80%H	59%	127%	117%	136%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate does not include the assets acquired in the merger. IAmount represents less than $.01 per share. JTotal distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share. KInvestment income per share reflects a large, non-recurring dividend recorded on February 24, 2014 which amounted to $.20 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.92%.

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 36.32	$ 39.45
Income from Investment Operations
Net investment income (loss) D	.33	.56
Net realized and unrealized gain (loss)	3.24	(3.69)
Total from investment operations	3.57	(3.13)
Distributions from net investment income	(.91)	-
Redemption fees added to paid in capital D, J	-	-
Net asset value, end of period	$ 38.98	$ 36.32
Total ReturnB, C	10.01%	(7.93)%
Ratios to Average Net Assets E, H
Expenses before reductions	.99%A	.97%A
Expenses net of fee waivers, if any	.99%A	.97%A
Expenses net of all reductions	.98%A	.96%A
Net investment income (loss)	1.82%A	2.33%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,174	$ 5,666
Portfolio turnover rateF	89% A	80%A, I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period March 18, 2014 (commencement of sale of shares) to October 31, 2014. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate does not include the assets acquired in the merger. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund launched Class A, Class T, Class B, Class C and Institutional Class shares and the existing class will be designated Europe on March 18, 2014. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 196,262,442
Gross unrealized depreciation	(27,661,298)
Net unrealized appreciation (depreciation) on securities and other investments	$ 168,601,144

Tax cost	$ 1,382,495,364

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (87,605,890)
2017	(201,098,352)
Total capital loss carryforward	$ (288,704,242)

The Fund acquired $91,696,156 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $14,730,641 per year.

In addition, due to large redemptions in a prior period, $201,098,352 of capital losses that existed in the Fund prior to the mergers will be limited to proximately $32,029,274 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $610,207,625 and $570,957,542, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 30,202	$ 1,272
Class T	.25%	.25%	34,240	443

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class B	.75%	.25%	$ 4,699	$ 3,661
Class C	.75%	.25%	34,932	11,440
			$ 104,073	$ 16,816

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,638
Class T	2,512
Class B*	150
Class C*	1,993
$ 16,293

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 26,832.22
Class T	17,765.26
Class B	1,394.30
Class C	10,061.29
Europe	1,154,336.18
Institutional Class	4,083.14
	$ 1,214,471

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,009 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $600,858. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36,893 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Europe expenses during the period in the amount of $2,207.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 549,660	$ -
Class T	299,142	-
Class B	18,443	-
Class C	108,670	-
Europe	30,497,764	13,272,490
Institutional Class	130,017	-
Total	$ 31,603,696	$ 13,272,490
From net realized gain
Europe	$ -	$ 612,576

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014 A	Six months ended April 30, 2015	Year ended October 31, 2014 A
Class A
Shares sold	210,777	302,227	$ 7,881,536	$ 12,108,972
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	483,084	-	18,719,498
Reinvestment of distributions	14,493	-	527,143	-
Shares redeemed	(119,090)	(133,151)	(4,286,483)	(5,066,903)
Net increase (decrease)	106,180	652,160	$ 4,122,196	$ 25,761,567

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class T
Shares sold	49,791	196,712	$ 1,865,474	$ 7,929,579
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	218,383	-	8,462,341
Reinvestment of distributions	8,153	-	296,280	-
Shares redeemed	(53,338)	(36,984)	(1,951,793)	(1,400,101)
Net increase (decrease)	4,606	378,111	$ 209,961	$ 14,991,819
Class B
Shares sold	2,642	16,454	$ 99,598	$ 662,209
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	19,997	-	774,699
Reinvestment of distributions	481	-	17,468	-
Shares redeemed	(9,888)	(6,913)	(358,929)	(266,573)
Net increase (decrease)	(6,765)	29,538	$ (241,863)	$ 1,170,335
Class C
Shares sold	94,993	43,185	$ 3,546,577	$ 1,703,471
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	183,082	-	7,092,587
Reinvestment of distributions	2,632	-	95,708	-
Shares redeemed	(47,868)	(37,236)	(1,747,249)	(1,401,102)
Net increase (decrease)	49,757	189,031	$ 1,895,036	$ 7,394,956
Europe
Shares sold	5,327,243	8,548,440	$ 199,058,087	$ 332,957,735
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	9,559,313	-	370,423,391
Reinvestment of distributions	803,462	358,728	29,241,922	13,351,865
Shares redeemed	(3,582,740)	(9,647,960)	(130,327,589)	(370,706,278)
Net increase (decrease)	2,547,965	8,818,521	$ 97,972,420	$ 346,026,713
Institutional Class
Shares sold	72,224	33,328	$ 2,665,326	$ 1,310,054
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	-	214,439	-	8,309,529
Reinvestment of distributions	2,526	-	91,940	-
Shares redeemed	(46,717)	(91,772)	(1,707,299)	(3,497,677)
Net increase (decrease)	28,033	155,995	$ 1,049,967	$ 6,121,906
A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

11. Prior Fiscal Year Merger Information.

On March 21, 2014, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Europe Capital Appreciation Fund and Fidelity Advisor Europe Capital Appreciation Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on September 18, 2013. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on March 18, 2014. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $370,423,391, including securities of $369,430,411 and unrealized appreciation of $56,486,181 for Fidelity Europe Capital Appreciation Fund; and net assets of $43,358,654, including securities of $43,267,919 and unrealized appreciation of $4,301,890 for Fidelity Advisor Europe Capital Appreciation Fund; were combined with the Fund's net assets of $1,103,858,646 for total net assets after the acquisition of $1,517,640,691.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEUFI-USAN-0615
1.9586003.101

Fidelity®

Series Emerging Markets

Series International Growth

Series International Small Cap

Series International Value

Funds -

Fidelity Series Emerging Markets Fund

Fidelity Series International Growth Fund

Fidelity Series International Small Cap Fund

Fidelity Series International Value Fund

Class F

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Series Emerging Markets Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Growth Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Small Cap Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series International Value Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, and Fidelity Series International Value Fund or 1-800-835-5092 for Class F of each fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Semiannual Report

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Fidelity Series Emerging Markets Fund
Series Emerging Markets	1.04%
Actual		$ 1,000.00	$ 1,022.30	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Class F	.88%
Actual		$ 1,000.00	$ 1,023.30	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41
Fidelity Series International Growth Fund
Series International Growth	.94%
Actual		$ 1,000.00	$ 1,067.70	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Class F	.77%
Actual		$ 1,000.00	$ 1,068.80	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Fidelity Series International Small Cap Fund
Series International Small Cap	1.13%
Actual		$ 1,000.00	$ 1,103.10	$ 5.89
HypotheticalA		$ 1,000.00	$ 1,019.19	$ 5.66
Class F	.97%
Actual		$ 1,000.00	$ 1,103.10	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86
Fidelity Series International Value Fund
Series International Value	.90%
Actual		$ 1,000.00	$ 1,052.60	$ 4.58
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Class F	.73%
Actual		$ 1,000.00	$ 1,053.50	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Semiannual Report

Fidelity Series Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Korea (South) 15.8%
China 11.3%
India 10.4%
Taiwan 8.9%
Cayman Islands 7.2%
Hong Kong 6.4%
Brazil 5.0%
South Africa 4.7%
Mexico 4.3%
Other* 26.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Korea (South) 16.8%
India 10.5%
Brazil 8.5%
Taiwan 7.9%
China 7.4%
Cayman Islands 6.8%
United States of America* 6.5%
Mexico 5.9%
South Africa 5.6%
Other 24.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.4	96.8
Short-Term Investments and Net Other Assets (Liabilities)	1.6	3.2
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.1	3.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.7	2.8
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.5	2.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	2.2	1.4
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	2.0	0.0
Naspers Ltd. Class N (South Africa, Media)	1.8	1.6
Hyundai Mobis (Korea (South), Auto Components)	1.6	0.9
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	1.5	1.1
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.2	0.8
Largan Precision Co. Ltd. (Taiwan, Electronic Equipment & Components)	1.2	0.4
	21.8
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.9	25.7
Information Technology	19.5	17.6
Consumer Discretionary	8.4	8.3
Consumer Staples	7.5	8.0
Industrials	7.5	7.0
Energy	7.5	9.0
Materials	6.9	7.1
Telecommunication Services	6.2	6.4
Utilities	3.3	2.6
Health Care	2.1	2.0

Semiannual Report

Fidelity Series Emerging Markets Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
Argentina - 0.8%
Grupo Financiero Galicia SA sponsored ADR (d)	1,250,700	$ 27,565,428
Telecom Argentina SA Class B sponsored ADR	811,715	16,932,375
YPF SA Class D sponsored ADR	1,643,500	50,192,490
TOTAL ARGENTINA		94,690,293
Bermuda - 1.6%
Aquarius Platinum Ltd. (Australia) (a)(e)	85,124,410	11,451,744
China Resources Gas Group Ltd.	6,748,000	23,507,493
Credicorp Ltd. (United States)	364,600	55,619,730
GP Investments Ltd. Class A (depositary receipt) (a)(e)	11,529,837	21,123,716
Shangri-La Asia Ltd.	27,948,000	42,550,064
Yue Yuen Industrial (Holdings) Ltd.	11,747,000	44,711,214
TOTAL BERMUDA		198,963,961
Brazil - 2.5%
B2W Companhia Global do Varejo (a)	1,309,600	11,896,564
BM&F BOVESPA SA	10,033,700	41,327,675
Cielo SA	3,679,138	51,213,279
Companhia de Saneamento de Minas Gerais	2,292,610	13,810,674
Cosan SA Industria e Comercio	2,008,900	19,669,278
Direcional Engenharia SA	5,575,050	11,805,313
Fibria Celulose SA (a)	5,740,600	80,499,295
Minerva SA (a)(e)	11,245,800	32,733,921
Smiles SA	2,692,100	45,479,643
TOTAL BRAZIL		308,435,642
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	412,660	9,843,775
Canada - 0.5%
Goldcorp, Inc.	790,200	14,873,968
Pan American Silver Corp.	3,571,200	33,997,824
Torex Gold Resources, Inc. (a)	9,302,000	8,635,093
TOTAL CANADA		57,506,885
Common Stocks - continued
	Shares	Value
Cayman Islands - 7.0%
21Vianet Group, Inc. ADR (a)(d)	943,800	$ 19,413,966
58.com, Inc. ADR (a)	745,107	56,836,762
AAC Technology Holdings, Inc.	6,424,000	34,106,947
Alibaba Group Holding Ltd. sponsored ADR	208,900	16,981,481
China ZhengTong Auto Services Holdings Ltd.	48,920,300	33,515,917
ENN Energy Holdings Ltd.	11,721,580	84,691,858
Haitian International Holdings Ltd.	9,837,000	24,520,949
Hengan International Group Co. Ltd.	4,443,000	54,917,316
Leju Holdings Ltd. ADR (d)	1,493,195	15,723,343
Shenzhou International Group Holdings Ltd.	3,393,000	16,000,690
SINA Corp. (a)	769,540	33,855,912
Tencent Holdings Ltd.	15,260,800	314,965,831
Tingyi (Cayman Islands) Holding Corp.	21,050,000	44,487,036
TPK Holding Co. Ltd.	6,981,000	43,537,223
Uni-President China Holdings Ltd.	79,281,000	64,136,335
Yingde Gases Group Co. Ltd.	21,485,000	18,822,296
TOTAL CAYMAN ISLANDS		876,513,862
Chile - 1.6%
Compania Cervecerias Unidas SA sponsored ADR (d)	784,448	17,155,878
Empresa Nacional de Electricidad SA	9,993,375	15,374,423
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,696,035	19,119,041
Empresas CMPC SA	9,642,329	27,397,047
Enersis SA	103,822,974	36,155,143
Inversiones La Construccion SA	2,168,897	27,765,002
Vina Concha y Toro SA	28,658,738	58,362,338
TOTAL CHILE		201,328,872
China - 11.3%
Anhui Conch Cement Co. Ltd. (H Shares)	13,443,000	54,635,413
Baoshan Iron & Steel Co. Ltd.	36,813,575	53,236,888
BBMG Corp. (H Shares)	65,895,000	81,789,021
China Life Insurance Co. Ltd. (H Shares)	37,379,900	181,415,276
China Machinery Engineering Co. (H Shares)	21,863,000	29,110,987
China Pacific Insurance Group Co. Ltd. (H Shares)	20,715,050	113,056,056
China Suntien Green Energy Corp. Ltd. (H Shares)	61,067,000	16,467,222
China Telecom Corp. Ltd. (H Shares)	97,920,582	72,898,279
Daqin Railway Co. Ltd. (A Shares)	29,909,204	67,361,769
Industrial & Commercial Bank of China Ltd. (H Shares)	324,258,400	281,281,478
Kweichow Moutai Co. Ltd.	2,336,969	95,030,259
Maanshan Iron & Steel Ltd. (H Shares) (a)	95,412,000	37,177,264
PetroChina Co. Ltd. (H Shares)	43,122,000	55,617,206
Common Stocks - continued
	Shares	Value
China - continued
PICC Property & Casualty Co. Ltd. (H Shares)	27,010,861	$ 60,081,832
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	7,131,250	102,498,694
Qingdao Haier Co. Ltd.	16,849,800	73,643,851
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	5,231,000	44,747,186
TOTAL CHINA		1,420,048,681
Colombia - 0.7%
Bancolombia SA sponsored ADR (d)	1,866,951	84,516,872
Czech Republic - 0.2%
Komercni Banka A/S	121,437	27,081,278
Egypt - 0.1%
Citadel Capital Corp. (a)	55,695,500	16,934,825
Greece - 0.6%
National Bank of Greece SA (a)	11,932,900	16,731,529
National Bank of Greece SA sponsored ADR (a)	6,245,700	9,118,722
Public Power Corp. of Greece (a)	690,307	4,643,295
Titan Cement Co. SA (Reg.)	1,908,419	48,132,865
TOTAL GREECE		78,626,411
Hong Kong - 6.4%
China Mobile Ltd.	4,163,760	59,472,174
China Mobile Ltd. sponsored ADR	2,745,600	196,118,208
China Power International Development Ltd.	36,395,020	23,525,950
China Resources Enterprise Ltd.	19,698,000	60,487,630
China Resources Power Holdings Co. Ltd.	22,632,426	68,476,481
China Unicom Ltd.	7,189,850	13,503,470
China Unicom Ltd. sponsored ADR (d)	1,676,790	31,506,884
CNOOC Ltd.	86,363,000	147,267,247
CNOOC Ltd. sponsored ADR (d)	14,400	2,466,000
Far East Horizon Ltd.	71,966,800	76,325,822
Lenovo Group Ltd.	33,626,000	58,136,313
Sinotruk Hong Kong Ltd.	41,464,000	29,637,969
Techtronic Industries Co. Ltd.	11,908,000	42,328,015
TOTAL HONG KONG		809,252,163
India - 10.4%
Adani Ports & Special Economic Zone	10,029,767	50,119,084
Axis Bank Ltd. (a)	12,497,551	112,190,704
Bharti Airtel Ltd. (a)	2,853,725	17,113,988
Bharti Infratel Ltd.	14,137,359	89,276,593
Coal India Ltd.	13,887,308	79,273,065
Common Stocks - continued
	Shares	Value
India - continued
Eicher Motors Ltd. (a)	186,707	$ 44,633,843
GAIL India Ltd. (a)	4,779,971	27,101,273
Grasim Industries Ltd.	971,140	60,529,084
HCL Technologies Ltd.	3,779,249	52,367,241
Infosys Ltd.	3,148,934	96,070,928
ITC Ltd. (a)	18,546,422	94,077,978
JK Cement Ltd.	2,841,263	28,860,765
Larsen & Toubro Ltd. (a)	1,945,516	49,942,331
LIC Housing Finance Ltd.	3,243,679	21,951,135
Lupin Ltd.	2,729,560	76,136,219
Oil & Natural Gas Corp. Ltd.	10,944,585	52,356,794
Petronet LNG Ltd. (a)	7,740,794	21,274,250
Phoenix Mills Ltd. (a)	7,011,182	40,187,498
Power Grid Corp. of India Ltd.	17,838,095	42,263,179
SREI Infrastructure Finance Ltd. (e)	47,462,511	29,651,139
State Bank of India	24,208,491	102,761,240
Tata Consultancy Services Ltd.	1,449,196	56,184,318
Yes Bank Ltd.	4,770,880	63,022,190
TOTAL INDIA		1,307,344,839
Indonesia - 1.9%
PT Astra International Tbk	127,786,600	67,528,502
PT Bakrieland Development Tbk (a)	1,406,964,500	5,427,057
PT Bank Mandiri (Persero) Tbk	63,335,600	52,096,143
PT Bank Rakyat Indonesia Tbk	73,069,200	65,529,755
PT Kalbe Farma Tbk	349,908,300	48,454,033
PT Perusahaan Gas Negara Tbk Series B	11,590,100	3,665,914
TOTAL INDONESIA		242,701,404
Ireland - 0.2%
Dragon Oil PLC	2,122,500	20,174,779
Israel - 0.3%
Bezeq The Israel Telecommunication Corp. Ltd.	23,358,600	44,290,364
Kenya - 0.2%
Equity Group Holdings Ltd.	40,552,500	21,112,163
Korea (South) - 14.3%
AMOREPACIFIC Group, Inc.	61,225	92,652,329
BGFretail Co. Ltd.	385,060	42,005,505
Daewoo International Corp.	4,091,078	119,263,445
E-Mart Co. Ltd.	396,056	81,446,096
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Fila Korea Ltd.	533,515	$ 52,008,685
Hyundai HCN	1,091,210	5,389,642
Hyundai Industrial Development & Construction Co.	1,239,459	65,936,627
Hyundai Mobis	888,434	195,072,593
KB Financial Group, Inc.	1,885,968	71,578,886
Korea Electric Power Corp.	951,442	41,176,166
Korea Zinc Co. Ltd.	122,668	54,380,676
Korean Reinsurance Co. (e)	6,563,390	72,512,873
LG Chemical Ltd.	330,938	83,878,224
NAVER Corp.	89,018	53,719,397
Samsung C&T Corp.	1,179,230	62,623,090
Samsung Electronics Co. Ltd.	388,966	509,179,249
Shinhan Financial Group Co. Ltd.	3,220,584	132,661,697
SK Hynix, Inc.	774,064	33,165,650
SK Telecom Co. Ltd. sponsored ADR	1,077,600	31,950,840
TOTAL KOREA (SOUTH)		1,800,601,670
Malaysia - 0.2%
Malayan Banking Bhd	10,533,800	27,232,645
Mexico - 4.3%
America Movil S.A.B. de CV Series L sponsored ADR	3,864,820	80,736,090
Banregio Grupo Financiero S.A.B. de CV	4,753,450	27,259,062
Grupo Aeroportuario del Pacifico SA de CV Series B	5,818,000	41,422,249
Grupo Aeroportuario Norte S.A.B. de CV	3,384,900	16,904,643
Grupo Comercial Chedraui S.A.B. de CV	9,203,688	27,619,463
Grupo Financiero Banorte S.A.B. de CV Series O	22,261,900	126,937,232
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	3,440,200	125,257,682
Macquarie Mexican (REIT) (e)	60,048,158	91,038,988
TOTAL MEXICO		537,175,409
Netherlands - 0.4%
Cnova NV (a)	1,322,000	7,469,300
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/6/15 (a)(f)	6,964,800	36,773,264
Yandex NV (a)	629,900	12,119,276
TOTAL NETHERLANDS		56,361,840
Nigeria - 1.0%
Guaranty Trust Bank PLC GDR (Reg. S)	5,292,077	36,770,609
Common Stocks - continued
	Shares	Value
Nigeria - continued
Transnational Corp. of Nigeria PLC	1,020,502,821	$ 16,410,096
Zenith Bank PLC	634,648,578	67,451,344
TOTAL NIGERIA		120,632,049
Pakistan - 0.3%
Habib Bank Ltd.	18,938,900	37,361,886
Panama - 0.3%
Copa Holdings SA Class A	361,500	40,086,735
Philippines - 2.7%
Alliance Global Group, Inc.	178,817,850	101,803,729
Metro Pacific Investments Corp.	135,921,400	13,800,828
Metropolitan Bank & Trust Co.	46,263,737	96,436,793
Nickel Asia Corp.	28,709,300	14,639,394
Robinsons Land Corp.	171,724,450	115,278,433
TOTAL PHILIPPINES		341,959,177
Poland - 0.4%
Powszechny Zaklad Ubezpieczen SA	402,100	52,492,991
Puerto Rico - 0.1%
Popular, Inc. (a)	479,281	15,543,083
Russia - 3.4%
Bashneft OJSC (a)	165,928	6,916,083
Bashneft OJSC rights	23,529	0
E.ON Russia JSC (a)	244,118,400	14,928,615
Gazprom OAO (a)	20,855,432	62,003,640
LUKOIL Oil Co. sponsored ADR (United Kingdom)	2,617,600	133,904,682
Mobile TeleSystems OJSC (a)	6,754,360	34,585,319
NOVATEK OAO GDR (Reg. S)	1,014,700	98,248,754
Sberbank of Russia sponsored ADR	12,306,031	73,039,611
TOTAL RUSSIA		423,626,704
Singapore - 0.6%
Ezion Holdings Ltd.	21,636,540	19,703,772
First Resources Ltd.	37,651,400	50,649,556
TOTAL SINGAPORE		70,353,328
South Africa - 4.7%
Alexander Forbes Group Holding (a)	11,593,558	9,599,373
Aspen Pharmacare Holdings Ltd.	3,037,782	92,438,969
Barclays Africa Group Ltd.	6,860,554	109,907,272
Bidvest Group Ltd.	2,294,845	62,246,555
Common Stocks - continued
	Shares	Value
South Africa - continued
Blue Label Telecoms Ltd.	15,388,706	$ 10,387,417
JSE Ltd.	2,849,092	31,871,990
Life Healthcare Group Holdings Ltd.	13,919,900	47,752,117
Naspers Ltd. Class N	1,451,500	228,290,431
TOTAL SOUTH AFRICA		592,494,124
Taiwan - 8.9%
Advantech Co. Ltd.	4,157,000	34,408,656
Catcher Technology Co. Ltd.	4,579,000	53,824,855
E.SUN Financial Holdings Co. Ltd.	91,557,287	62,780,090
Hon Hai Precision Industry Co. Ltd. (Foxconn)	16,806,280	50,485,789
Inotera Memories, Inc. (a)	18,547,000	21,528,957
King's Town Bank	26,073,000	26,774,500
Largan Precision Co. Ltd.	1,439,000	144,717,560
Pegatron Corp.	14,692,000	43,798,720
Taiwan Cement Corp.	34,311,000	48,846,065
Taiwan Fertilizer Co. Ltd.	19,334,300	35,605,516
Taiwan Semiconductor Manufacturing Co. Ltd.	88,517,284	426,146,331
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,481,601	36,210,328
Unified-President Enterprises Corp.	31,581,637	51,869,534
Universal Cement Corp.	25,623,980	27,401,076
Vanguard International Semiconductor Corp.	11,991,000	18,519,372
Yuanta Financial Holding Co. Ltd.	67,835,000	39,536,823
TOTAL TAIWAN		1,122,454,172
Thailand - 2.3%
Intouch Holdings PCL NVDR	19,472,950	45,498,927
Jasmine Broadband Internet Infrastructure Fund (a)	144,100,700	41,321,548
Kasikornbank PCL (For. Reg.)	14,900,260	94,949,313
PTT Exploration and Production PCL (For. Reg.)	14,120,300	50,131,243
Thai Union Frozen Products PCL (For. Reg.)	82,994,000	51,375,439
TOTAL THAILAND		283,276,470
Turkey - 1.2%
Aselsan A/S	4,204,000	21,943,351
Aygaz A/S	3,764,111	13,802,398
Tupras Turkiye Petrol Rafinelleri A/S	2,058,196	49,980,139
Turkiye Garanti Bankasi A/S	19,808,100	63,024,499
TOTAL TURKEY		148,750,387
United Arab Emirates - 0.7%
DP World Ltd.	1,488,937	34,364,666
Common Stocks - continued
	Shares	Value
United Arab Emirates - continued
Emaar Properties PJSC	8,593,225	$ 19,278,284
First Gulf Bank PJSC	7,902,980	32,812,983
TOTAL UNITED ARAB EMIRATES		86,455,933
United Kingdom - 0.1%
Fresnillo PLC	1,499,400	16,629,926
United States of America - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	580,272	33,969,123
TOTAL COMMON STOCKS (Cost $9,884,785,967)		11,626,824,721
Preferred Stocks - 4.2%

Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
Meituan Corp. Series D (h)	3,788,641	28,035,943
Nonconvertible Preferred Stocks - 4.0%
Brazil - 2.5%
Ambev SA sponsored ADR	4,541,200	28,745,796
Banco do Estado Rio Grande do Sul SA	9,086,636	35,255,406
Companhia Paranaense de Energia-Copel:
(PN-B)	149,800	1,685,962
(PN-B) sponsored (d)	1,538,957	16,836,190
Itau Unibanco Holding SA sponsored ADR	10,559,206	135,369,021
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	5,637,200	48,930,896
Vale SA (PN-A) sponsored ADR	6,661,700	40,303,285
TOTAL BRAZIL		307,126,556
Korea (South) - 1.5%
Hyundai Motor Co. Series 2	548,590	62,136,625
Samsung Electronics Co. Ltd.	81,213	82,184,893
Samsung Fire & Marine Insurance Co. Ltd.	252,168	40,619,016
TOTAL KOREA (SOUTH)		184,940,534
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Russia - 0.0%
Surgutneftegas OJSC (a)	4,069,450	$ 3,067,860
TOTAL NONCONVERTIBLE PREFERRED STOCKS		495,134,950
TOTAL PREFERRED STOCKS (Cost $539,671,169)		523,170,893
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 5/21/15 to 7/9/15 (g) (Cost $22,799,612)	$ 22,800,000	22,799,996
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	367,058,992	367,058,992
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	39,952,588	39,952,588
TOTAL MONEY MARKET FUNDS (Cost $407,011,580)		407,011,580
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $10,854,268,328)		12,579,807,190
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(26,757,562)
NET ASSETS - 100%		$ 12,553,049,628
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,747 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2015	$ 194,600,445	$ 18,868,152

The face value of futures purchased as a percentage of net assets is 1.6%
Abbreviations:
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,773,264 or 0.3% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,348,024.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,035,943 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Meituan Corp. Series D	1/26/15	$ 23,950,652
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 331,671
Fidelity Securities Lending Cash Central Fund	348,825
Total	$ 680,496
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aquarius Platinum Ltd. (Australia)	$ 18,498,158	$ 3,593,615	$ -	$ -	$ 11,451,744
GP Investments Ltd. Class A (depositary receipt)	23,311,870	-	-	-	21,123,716
Korean Reinsurance Co.	54,409,675	13,901,513	-	947,602	72,512,873
Macquarie Mexican (REIT)	48,149,486	55,770,231	-	1,828,339	91,038,988
Minerva SA	50,188,557	5,090,498	-	-	32,733,921
SREI Infrastructure Finance Ltd.	36,691,182	-	-	-	29,651,139
T4F Entretenimento SA	5,103,986	21,144	3,449,329	-	-
Total	$ 236,352,914	$ 78,377,001	$ 3,449,329	$ 2,775,941	$ 258,512,381
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,065,084,731	$ 1,065,084,731	$ -	$ -
Consumer Staples	947,752,409	855,100,080	-	92,652,329
Energy	937,645,400	417,361,232	520,284,168	-
Financials	3,510,053,398	2,452,489,702	1,057,563,696	-
Health Care	264,781,338	264,781,338	-	-
Industrials	945,092,568	917,056,625	-	28,035,943
Information Technology	2,413,215,475	1,566,188,610	847,026,865	-
Materials	881,722,729	756,430,854	125,291,875	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 753,002,552	$ 645,441,589	$ 107,560,963	$ -
Utilities	431,645,014	343,562,374	88,082,640	-
Government Obligations	22,799,996	-	22,799,996	-
Money Market Funds	407,011,580	407,011,580	-	-
Total Investments in Securities:	$ 12,579,807,190	$ 9,690,508,715	$ 2,768,610,203	$ 120,688,272
Derivative Instruments:
Assets
Futures Contracts	$ 18,868,152	$ 18,868,152	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 321,996,486
Level 2 to Level 1	$ 2,563,423,567
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 18,868,152	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,846,502) - See accompanying schedule: Unaffiliated issuers (cost $10,106,811,024)	$ 11,914,283,229
Fidelity Central Funds (cost $407,011,580)	407,011,580
Other affiliated issuers (cost $340,445,724)	258,512,381
Total Investments (cost $10,854,268,328)		$ 12,579,807,190
Foreign currency held at value (cost $7,173,887)		7,166,890
Receivable for investments sold		36,098,851
Receivable for fund shares sold		12,448,344
Dividends receivable		13,125,323
Interest receivable		145
Distributions receivable from Fidelity Central Funds		139,063
Prepaid expenses		6,338
Other receivables		1,759,101
Total assets		12,650,551,245

Liabilities
Payable to custodian bank	$ 1,312,459
Payable for investments purchased	37,423,671
Payable for fund shares redeemed	1,334,710
Accrued management fee	8,252,249
Payable for daily variation margin for derivative instruments	3,110,010
Other affiliated payables	877,368
Other payables and accrued expenses	5,238,562
Collateral on securities loaned, at value	39,952,588
Total liabilities		97,501,617

Net Assets		$ 12,553,049,628
Net Assets consist of:
Paid in capital		$ 11,536,311,910
Undistributed net investment income		10,757,358
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(734,338,647)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,740,319,007
Net Assets		$ 12,553,049,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Series Emerging Markets: Net Asset Value, offering price and redemption price per share ($5,972,563,316 ÷ 331,489,355 shares)	$ 18.02

Class F: Net Asset Value, offering price and redemption price per share ($6,580,486,312 ÷ 364,237,125 shares)	$ 18.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Emerging Markets Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $2,775,941 earned from other affiliated issuers)		$ 83,878,835
Interest		1,385
Income from Fidelity Central Funds		680,496
Income before foreign taxes withheld		84,560,716
Less foreign taxes withheld		(9,501,737)
Total income		75,058,979

Expenses
Management fee	$ 42,552,893
Transfer agent fees	4,168,168
Accounting and security lending fees	910,201
Custodian fees and expenses	3,284,445
Independent trustees' compensation	20,073
Audit	44,503
Legal	14,249
Miscellaneous	36,836
Total expenses before reductions	51,031,368
Expense reductions	(318,903)	50,712,465
Net investment income (loss)		24,346,514
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,533,218)	(446,222,458)
Other affiliated issuers	(6,772,531)
Foreign currency transactions	(6,443,652)
Futures contracts	(2,078,718)
Total net realized gain (loss)		(461,517,359)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $14,377,544)	772,028,786
Assets and liabilities in foreign currencies	614,058
Futures contracts	10,816,906
Total change in net unrealized appreciation (depreciation)		783,459,750
Net gain (loss)		321,942,391
Net increase (decrease) in net assets resulting from operations		$ 346,288,905

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,346,514	$ 107,299,325
Net realized gain (loss)	(461,517,359)	48,289,090
Change in net unrealized appreciation (depreciation)	783,459,750	(14,060,354)
Net increase (decrease) in net assets resulting from operations	346,288,905	141,528,061
Distributions to shareholders from net investment income	(89,825,646)	(82,603,080)
Distributions to shareholders from net realized gain	-	(2,770,030)
Total distributions	(89,825,646)	(85,373,110)
Share transactions - net increase (decrease)	2,250,661,318	2,875,521,339
Total increase (decrease) in net assets	2,507,124,577	2,931,676,290

Net Assets
Beginning of period	10,045,925,051	7,114,248,761
End of period (including undistributed net investment income of $10,757,358 and undistributed net investment income of $76,236,490, respectively)	$ 12,553,049,628	$ 10,045,925,051

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Emerging Markets

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.77	$ 17.56	$ 16.25	$ 16.06	$ 18.85	$ 16.38
Income from Investment Operations
Net investment income (loss) D	.03	.21	.20	.21	.18	.15
Net realized and unrealized gain (loss)	.36	.17	1.34	.59	(2.19)	4.03
Total from investment operations	.39	.38	1.54	.80	(2.01)	4.18
Distributions from net investment income	(.14)	(.17)	(.22)	(.09)	(.10)	(.09)
Distributions from net realized gain	-	(.01)	(.01)	(.52)	(.68)	(1.62)
Total distributions	(.14)	(.17)H	(.23)	(.61)	(.78)	(1.71)
Net asset value, end of period	$ 18.02	$ 17.77	$ 17.56	$ 16.25	$ 16.06	$ 18.85
Total ReturnB, C	2.23%	2.20%	9.59%	5.40%	(11.26)%	27.32%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04%A	1.06%	1.09%	1.10%	1.12%	1.15%
Expenses net of fee waivers, if any	1.04%A	1.06%	1.09%	1.10%	1.12%	1.15%
Expenses net of all reductions	1.04%A	1.06%	1.06%	1.07%	1.07%	1.08%
Net investment income (loss)	.37%A	1.18%	1.22%	1.37%	1.00%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,972,563	$ 4,837,497	$ 3,623,928	$ 3,182,644	$ 3,384,616	$ 2,425,249
Portfolio turnover rate F	67%A	93%	79%	80%	104%	92%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.006 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 17.83	$ 17.62	$ 16.30	$ 16.11	$ 18.90	$ 16.40
Income from Investment Operations
Net investment income (loss) D	.05	.24	.23	.25	.21	.19
Net realized and unrealized gain (loss)	.36	.17	1.35	.58	(2.19)	4.03
Total from investment operations	.41	.41	1.58	.83	(1.98)	4.22
Distributions from net investment income	(.17)	(.19)	(.26)	(.12)	(.13)	(.10)
Distributions from net realized gain	-	(.01)	(.01)	(.52)	(.68)	(1.62)
Total distributions	(.17)	(.20)	(.26)H	(.64)	(.81)	(1.72)
Net asset value, end of period	$ 18.07	$ 17.83	$ 17.62	$ 16.30	$ 16.11	$ 18.90
Total ReturnB, C	2.33%	2.35%	9.84%	5.60%	(11.07)%	27.59%
Ratios to Average Net Assets E, G
Expenses before reductions	.88%A	.89%	.90%	.90%	.91%	.92%
Expenses net of fee waivers, if any	.88%A	.89%	.90%	.90%	.91%	.92%
Expenses net of all reductions	.87%A	.89%	.88%	.87%	.86%	.85%
Net investment income (loss)	.53%A	1.35%	1.40%	1.57%	1.21%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,580,486	$ 5,208,429	$ 3,490,320	$ 2,570,780	$ 1,471,427	$ 454,160
Portfolio turnover rate F	67%A	93%	79%	80%	104%	92%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HTotal distributions of $.26 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.009 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Series International Growth Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United States of America* 16.4%
Japan 15.5%
Switzerland 14.5%
United Kingdom 13.1%
Sweden 5.2%
Belgium 4.6%
Germany 3.9%
Australia 3.4%
Denmark 2.9%
Other 20.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United States of America* 16.8%
United Kingdom 16.0%
Japan 15.0%
Switzerland 12.5%
Sweden 5.4%
Germany 4.6%
Belgium 4.5%
Australia 3.6%
Cayman Islands 3.0%
Other 18.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	98.9
Short-Term Investments and Net Other Assets (Liabilities)	1.2	1.1
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.9	4.5
Novartis AG (Switzerland, Pharmaceuticals)	3.9	1.4
Nestle SA (Switzerland, Food Products)	3.6	3.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	2.9	2.9
DENSO Corp. (Japan, Auto Components)	2.6	2.8
Novo Nordisk A/S Series B sponsored ADR (Denmark, Pharmaceuticals)	2.3	2.3
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	2.2	2.3
CSL Ltd. (Australia, Biotechnology)	2.2	2.3
Keyence Corp. (Japan, Electronic Equipment & Components)	2.2	2.2
Bayer AG (Germany, Pharmaceuticals)	2.1	2.1
	27.9
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	17.8	16.4
Financials	17.5	15.9
Consumer Discretionary	15.5	16.8
Consumer Staples	14.6	15.0
Industrials	14.4	14.7
Information Technology	10.6	9.9
Materials	6.3	7.5
Energy	1.5	2.2
Telecommunication Services	0.6	0.5

Semiannual Report

Fidelity Series International Growth Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 3.4%
CSL Ltd.	3,946,100	$ 284,107,452
Sydney Airport unit	15,615,982	66,608,043
Transurban Group unit	11,372,813	89,278,766
TOTAL AUSTRALIA		439,994,261
Austria - 1.2%
Andritz AG	2,622,198	153,521,197
Bailiwick of Jersey - 1.5%
Shire PLC	2,465,200	200,331,077
Belgium - 4.6%
Anheuser-Busch InBev SA NV (d)	3,123,281	380,254,305
KBC Groep NV	3,329,019	219,027,101
TOTAL BELGIUM		599,281,406
Bermuda - 0.5%
Lazard Ltd. Class A	1,202,548	63,771,120
Canada - 0.9%
Canadian Pacific Railway Ltd.	388,400	74,051,929
Pason Systems, Inc.	1,551,500	27,930,858
ShawCor Ltd. Class A	550,000	18,622,047
TOTAL CANADA		120,604,834
Cayman Islands - 0.6%
58.com, Inc. ADR (a)	425,000	32,419,000
Alibaba Group Holding Ltd. sponsored ADR	567,700	46,148,333
TOTAL CAYMAN ISLANDS		78,567,333
Denmark - 2.9%
Jyske Bank A/S (Reg.) (a)	1,707,200	83,599,696
Novo Nordisk A/S Series B sponsored ADR	5,284,281	297,346,492
TOTAL DENMARK		380,946,188
Finland - 0.3%
Tikkurila Oyj	1,625,679	33,482,817
Common Stocks - continued
	Shares	Value
France - 1.1%
Safran SA	2,039,186	$ 148,997,923
Germany - 3.9%
Bayer AG	1,858,900	267,556,327
Linde AG	1,197,819	234,065,486
TOTAL GERMANY		501,621,813
Hong Kong - 1.6%
AIA Group Ltd.	30,543,200	204,132,321
India - 0.6%
Housing Development Finance Corp. Ltd.	4,157,552	76,546,214
Ireland - 2.4%
CRH PLC sponsored ADR	5,029,105	140,563,485
James Hardie Industries PLC CDI	14,466,311	167,254,041
TOTAL IRELAND		307,817,526
Israel - 0.3%
Azrieli Group	1,019,186	43,970,475
Italy - 0.8%
Azimut Holding SpA	1,719,606	50,475,110
Interpump Group SpA	3,290,349	55,332,904
TOTAL ITALY		105,808,014
Japan - 15.5%
Aozora Bank Ltd.	12,717,000	47,567,178
Astellas Pharma, Inc.	12,650,300	196,974,015
Coca-Cola Central Japan Co. Ltd.	2,498,300	46,685,945
DENSO Corp.	6,687,400	332,001,119
East Japan Railway Co.	928,100	82,032,020
Fanuc Corp.	613,100	134,859,128
Fast Retailing Co. Ltd.	365,100	143,805,519
Hoya Corp.	2,021,600	77,914,277
Japan Tobacco, Inc.	1,954,500	68,252,828
Keyence Corp.	526,500	281,071,559
Mitsui Fudosan Co. Ltd.	5,370,000	159,189,909
Nintendo Co. Ltd.	179,700	30,171,647
OSG Corp.	1,064,200	22,126,717
Seven Bank Ltd.	20,170,700	108,677,137
SHO-BOND Holdings Co. Ltd. (e)	1,672,600	73,737,676
Common Stocks - continued
	Shares	Value
Japan - continued
USS Co. Ltd.	9,851,900	$ 173,470,333
Yamato Kogyo Co. Ltd.	1,887,700	44,413,653
TOTAL JAPAN		2,022,950,660
Kenya - 0.1%
Safaricom Ltd.	81,000,000	14,898,520
Korea (South) - 0.6%
BGFretail Co. Ltd.	247,254	26,972,496
NAVER Corp.	92,749	55,970,931
TOTAL KOREA (SOUTH)		82,943,427
Mexico - 0.4%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (a)	618,112	55,932,955
Netherlands - 1.3%
ING Groep NV (Certificaten Van Aandelen)	11,123,004	170,644,178
South Africa - 2.3%
Clicks Group Ltd.	9,002,484	69,083,683
MTN Group Ltd.	3,259,300	65,480,525
Naspers Ltd. Class N	1,013,510	159,403,813
TOTAL SOUTH AFRICA		293,968,021
Spain - 2.8%
Amadeus IT Holding SA Class A	896,669	40,871,928
Hispania Activos Inmobiliarios SA (a)	1,645,116	23,443,300
Inditex SA	8,333,319	267,408,531
Prosegur Compania de Seguridad SA (Reg.)	6,021,389	34,710,643
TOTAL SPAIN		366,434,402
Sweden - 5.2%
ASSA ABLOY AB (B Shares) (d)	3,936,139	228,350,438
Atlas Copco AB (A Shares) (d)	4,430,932	138,302,628
H&M Hennes & Mauritz AB (B Shares) (d)	3,287,901	130,716,314
Intrum Justitia AB	1,349,000	42,482,971
Svenska Handelsbanken AB (A Shares)	3,124,971	144,245,437
TOTAL SWEDEN		684,097,788
Switzerland - 14.5%
Nestle SA	6,020,886	467,125,748
Novartis AG	4,998,629	510,221,008
Roche Holding AG (participation certificate)	1,786,612	511,248,124
Common Stocks - continued
	Shares	Value
Switzerland - continued
Schindler Holding AG:
(participation certificate)	688,219	$ 116,424,543
(Reg.)	154,309	25,705,732
UBS Group AG	13,234,413	265,614,669
TOTAL SWITZERLAND		1,896,339,824
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	19,459,000	93,680,930
Turkey - 0.5%
Coca-Cola Icecek Sanayi A/S	3,368,278	57,154,609
Tupras Turkiye Petrol Rafinelleri A/S	298,000	7,236,474
TOTAL TURKEY		64,391,083
United Kingdom - 13.1%
Associated British Foods PLC	1,209,203	52,791,689
Babcock International Group PLC	5,174,861	79,827,032
BAE Systems PLC	11,638,400	90,165,131
Berendsen PLC	3,528,100	56,088,159
Informa PLC	8,919,592	75,964,293
InterContinental Hotel Group PLC ADR	5,646,727	240,607,037
Johnson Matthey PLC	2,470,727	126,325,392
Lloyds Banking Group PLC	35,444,000	41,975,561
Prudential PLC	10,694,857	266,275,686
Reckitt Benckiser Group PLC	3,277,387	291,702,013
Rolls-Royce Group PLC	3,833,611	61,118,912
SABMiller PLC	4,452,736	235,696,193
Shaftesbury PLC	3,510,400	45,144,046
Unite Group PLC	4,769,258	43,632,400
TOTAL UNITED KINGDOM		1,707,313,544
United States of America - 15.2%
Autoliv, Inc. (d)	1,467,527	174,224,805
Berkshire Hathaway, Inc. Class B (a)	634,750	89,633,048
BorgWarner, Inc.	2,268,514	134,296,029
Cummins, Inc.	420,227	58,100,585
Dril-Quip, Inc. (a)	384,000	30,612,480
FMC Technologies, Inc. (a)	811,145	35,771,495
Google, Inc. Class A (a)	297,094	163,036,274
Martin Marietta Materials, Inc. (d)	486,500	69,399,225
MasterCard, Inc. Class A	2,333,510	210,505,937
McGraw Hill Financial, Inc.	696,271	72,621,065
Common Stocks - continued
	Shares	Value
United States of America - continued
Mead Johnson Nutrition Co. Class A	530,956	$ 50,929,300
Mohawk Industries, Inc. (a)	729,515	126,570,853
Moody's Corp.	547,700	58,888,704
National Oilwell Varco, Inc.	546,241	29,720,973
Oceaneering International, Inc.	906,119	49,936,218
Philip Morris International, Inc.	1,335,592	111,481,864
PriceSmart, Inc.	623,575	50,172,845
ResMed, Inc. (d)	895,500	57,258,270
Solera Holdings, Inc.	690,894	33,522,177
SS&C Technologies Holdings, Inc.	1,757,844	105,769,473
Union Pacific Corp.	496,900	52,785,687
Visa, Inc. Class A	3,293,296	217,522,201
TOTAL UNITED STATES OF AMERICA		1,982,759,508
TOTAL COMMON STOCKS (Cost $9,384,098,422)		12,895,749,359
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC (Cost $814,025)	540,539,151	829,728
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.15% (b)	141,547,104	141,547,104
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	874,545,055	874,545,055
TOTAL MONEY MARKET FUNDS (Cost $1,016,092,159)		1,016,092,159
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $10,401,004,606)		13,912,671,246
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(861,605,725)
NET ASSETS - 100%		$ 13,051,065,521
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 118,871
Fidelity Securities Lending Cash Central Fund	1,312,080
Total	$ 1,430,951
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SHO-BOND Holdings Co. Ltd.	$ 64,629,702	$ -	$ -	$ 312,462	$ 73,737,676
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,026,721,474	$ 835,102,537	$ 1,191,618,937	$ -
Consumer Staples	1,895,983,645	421,727,752	1,474,255,893	-
Energy	199,830,545	199,830,545	-	-
Financials	2,279,074,355	875,177,616	1,403,896,739	-
Health Care	2,325,042,765	638,712,214	1,686,330,551	-
Industrials	1,885,438,492	341,654,738	1,543,783,754	-
Information Technology	1,388,604,667	864,894,326	523,710,341	-
Materials	815,504,099	377,216,751	438,287,348	-
Telecommunication Services	80,379,045	80,379,045	-	-
Money Market Funds	1,016,092,159	1,016,092,159	-	-
Total Investments in Securities:	$ 13,912,671,246	$ 5,650,787,683	$ 8,261,883,563	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 3,408,776,893
Level 2 to Level 1	$ 667,912,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $831,908,580) - See accompanying schedule: Unaffiliated issuers (cost $9,332,514,439)	$ 12,822,841,411
Fidelity Central Funds (cost $1,016,092,159)	1,016,092,159
Other affiliated issuers (cost $52,398,008)	73,737,676
Total Investments (cost $10,401,004,606)		$ 13,912,671,246
Receivable for investments sold		29,662,188
Receivable for fund shares sold		9,587,819
Dividends receivable		65,462,429
Distributions receivable from Fidelity Central Funds		281,018
Prepaid expenses		9,790
Other receivables		42,216
Total assets		14,017,716,706

Liabilities
Payable for investments purchased	81,625,551
Payable for fund shares redeemed	1,374,970
Accrued management fee	7,671,649
Other affiliated payables	999,161
Other payables and accrued expenses	434,799
Collateral on securities loaned, at value	874,545,055
Total liabilities		966,651,185

Net Assets		$ 13,051,065,521
Net Assets consist of:
Paid in capital		$ 9,405,701,297
Undistributed net investment income		74,693,131
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		58,644,268
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,512,026,825
Net Assets		$ 13,051,065,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)
Series International Growth: Net Asset Value, offering price and redemption price per share ($6,179,773,427 ÷ 420,247,093 shares)	$ 14.71

Class F: Net Asset Value, offering price and redemption price per share ($6,871,292,094 ÷ 466,147,243 shares)	$ 14.74

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Growth Fund

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2015 (Unaudited)
Investment Income
Dividends (including $312,462 earned from other affiliated issuers)		$ 150,819,977
Interest		122
Income from Fidelity Central Funds		1,430,951
Income before foreign taxes withheld		152,251,050
Less foreign taxes withheld		(13,879,910)
Total income		138,371,140

Expenses
Management fee Basic fee	$ 44,356,092
Performance adjustment	2,981,890
Transfer agent fees	4,962,696
Accounting and security lending fees	964,908
Custodian fees and expenses	523,698
Independent trustees' compensation	24,817
Audit	42,314
Legal	19,230
Miscellaneous	52,669
Total expenses before reductions	53,928,314
Expense reductions	(17,552)	53,910,762
Net investment income (loss)		84,460,378
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,901,339
Foreign currency transactions	(1,751,064)
Total net realized gain (loss)		77,150,275
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $132,385)	676,651,625
Assets and liabilities in foreign currencies	1,502,811
Total change in net unrealized appreciation (depreciation)		678,154,436
Net gain (loss)		755,304,711
Net increase (decrease) in net assets resulting from operations		$ 839,765,089

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,460,378	$ 172,847,839
Net realized gain (loss)	77,150,275	188,600,604
Change in net unrealized appreciation (depreciation)	678,154,436	11,265,981
Net increase (decrease) in net assets resulting from operations	839,765,089	372,714,424
Distributions to shareholders from net investment income	(177,438,330)	(98,329,968)
Distributions to shareholders from net realized gain	(186,668,096)	(45,984,907)
Total distributions	(364,106,426)	(144,314,875)
Share transactions - net increase (decrease)	(52,140,119)	1,220,764,933
Total increase (decrease) in net assets	423,518,544	1,449,164,482

Net Assets
Beginning of period	12,627,546,977	11,178,382,495
End of period (including undistributed net investment income of $74,693,131 and undistributed net investment income of $167,671,083, respectively)	$ 13,051,065,521	$ 12,627,546,977

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Growth

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.17	$ 13.95	$ 11.55	$ 10.53	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.17	.16	.15	.16	.09
Net realized and unrealized gain (loss)	.85	.20	2.43	.99	(.46)	.80
Total from investment operations	.94	.37	2.59	1.14	(.30)	.89
Distributions from net investment income	(.19)	(.10)	(.19)	(.12)	(.05)	-
Distributions from net realized gain	(.21)	(.05)	-	(.01)	(.01)	-
Total distributions	(.40)	(.15)	(.19)	(.12) I	(.06)	-
Net asset value, end of period	$ 14.71	$ 14.17	$ 13.95	$ 11.55	$ 10.53	$ 10.89
Total ReturnB, C	6.77%	2.66%	22.72%	11.00%	(2.77)%	8.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.94%A	.97%	1.04%	1.05%	1.00%	1.01%A
Expenses net of fee waivers, if any	.94%A	.97%	1.04%	1.05%	1.00%	1.01%A
Expenses net of all reductions	.94%A	.97%	1.02%	1.04%	.98%	.99%A
Net investment income (loss)	1.24%A	1.23%	1.26%	1.38%	1.40%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$6,179,773	$ 6,049,347	$ 5,642,298	$ 5,045,151	$ 4,996,927	$ 3,944,123
Portfolio turnover rate F	25%A	33%	41%	27%	23%	63%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 3, 2009 (commencement of operations) to October 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.007 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.21	$ 13.99	$ 11.59	$ 10.57	$ 10.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.20	.18	.17	.18	.11
Net realized and unrealized gain (loss)	.85	.19	2.43	1.00	(.45)	.80
Total from investment operations	.95	.39	2.61	1.17	(.27)	.91
Distributions from net investment income	(.21)	(.12)	(.21)	(.14)	(.06)	-
Distributions from net realized gain	(.21)	(.05)	-	(.01)	(.01)	-
Total distributions	(.42)	(.17)	(.21)	(.15)	(.07)	-
Net asset value, end of period	$ 14.74	$ 14.21	$ 13.99	$ 11.59	$ 10.57	$ 10.91
Total ReturnB, C	6.88%	2.80%	22.88%	11.23%	(2.50)%	9.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%A	.80%	.85%	.85%	.79%	.78%A
Expenses net of fee waivers, if any	.77%A	.80%	.85%	.85%	.79%	.78%A
Expenses net of all reductions	.77%A	.80%	.84%	.84%	.77%	.75%A
Net investment income (loss)	1.41%A	1.40%	1.44%	1.58%	1.62%	1.29%A
Supplemental Data
Net assets, end of period (000 omitted)	$6,871,292	$ 6,578,200	$ 5,536,085	$ 4,064,357	$ 2,165,942	$ 744,325
Portfolio turnover rate F	25% A	33%	41%	27%	23%	63% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 3, 2009 (commencement of operations) to October 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Series International Small Cap Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
Japan 25.3%
United Kingdom 22.1%
United States of America* 11.2%
Germany 5.5%
Italy 4.8%
Netherlands 3.4%
Korea (South) 2.9%
Sweden 2.7%
France 1.9%
Other 20.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
Japan 26.3%
United Kingdom 21.1%
United States of America* 11.4%
Germany 4.8%
Italy 4.0%
Netherlands 3.6%
Sweden 3.1%
Korea (South) 2.5%
Ireland 2.0%
Other 21.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.5	98.7
Short-Term Investments and Net Other Assets (Liabilities)	2.5	1.3
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
USS Co. Ltd. (Japan, Specialty Retail)	2.3	2.6
Unite Group PLC (United Kingdom, Real Estate Management & Development)	1.9	1.7
Azimut Holding SpA (Italy, Capital Markets)	1.8	1.4
CTS Eventim AG (Germany, Media)	1.8	1.5
Interpump Group SpA (Italy, Machinery)	1.8	1.5
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	1.7	1.7
OSG Corp. (Japan, Machinery)	1.7	1.4
SS&C Technologies Holdings, Inc. (United States of America, Software)	1.6	1.5
Seven Bank Ltd. (Japan, Banks)	1.6	1.4
Berendsen PLC (United Kingdom, Commercial Services & Supplies)	1.4	1.5
	17.6
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	20.2
Industrials	20.4	21.0
Consumer Discretionary	18.7	18.1
Information Technology	10.2	9.6
Consumer Staples	9.1	9.6
Materials	8.8	11.2
Health Care	7.1	6.0
Energy	2.4	3.0

Semiannual Report

Fidelity Series International Small Cap Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 1.8%
DuluxGroup Ltd.	3,194,422	$ 16,001,644
Imdex Ltd. (a)	6,780,171	1,824,266
RCG Corp. Ltd. (e)	16,053,658	12,831,103
Sydney Airport unit	3,014,707	12,858,860
TFS Corp. Ltd. (d)	8,450,110	11,100,411
TOTAL AUSTRALIA		54,616,284
Austria - 1.5%
Andritz AG	516,024	30,211,533
Zumtobel AG	526,819	14,410,281
TOTAL AUSTRIA		44,621,814
Belgium - 1.5%
Gimv NV	280,309	13,012,265
KBC Ancora (a)	859,573	32,246,407
TOTAL BELGIUM		45,258,672
Bermuda - 1.1%
Lazard Ltd. Class A	230,001	12,196,953
Petra Diamonds Ltd. (a)	5,525,891	13,253,238
Vostok Nafta Investment Ltd. SDR (a)	1,313,942	8,682,034
TOTAL BERMUDA		34,132,225
British Virgin Islands - 0.2%
Gem Diamonds Ltd.	3,037,751	6,495,123
Canada - 1.3%
Cara Operations Ltd. (a)	136,000	3,550,767
New Look Eyewear, Inc.	48,600	1,152,060
Pason Systems, Inc.	1,112,200	20,022,366
ShawCor Ltd. Class A	456,200	15,446,142
TOTAL CANADA		40,171,335
Cayman Islands - 0.7%
58.com, Inc. ADR (a)	280,600	21,404,168
Common Stocks - continued
	Shares	Value
Denmark - 1.9%
Jyske Bank A/S (Reg.) (a)	571,719	$ 27,996,447
Spar Nord Bank A/S	2,602,747	28,124,331
TOTAL DENMARK		56,120,778
Finland - 0.4%
Tikkurila Oyj	587,630	12,102,948
France - 1.9%
Coface SA	803,100	10,010,113
Laurent-Perrier Group SA	132,224	12,408,932
Vetoquinol SA	208,127	8,263,392
Virbac SA	100,200	26,078,176
TOTAL FRANCE		56,760,613
Germany - 4.3%
alstria office REIT-AG	699,329	9,909,165
CompuGroup Medical AG	1,323,715	37,836,797
CTS Eventim AG	1,603,124	54,631,839
Fielmann AG	423,190	28,745,768
TOTAL GERMANY		131,123,569
Greece - 0.4%
Titan Cement Co. SA (Reg.)	472,199	11,909,487
India - 0.5%
Jyothy Laboratories Ltd. (a)	3,841,337	15,021,350
Ireland - 1.7%
FBD Holdings PLC	1,298,400	13,962,207
James Hardie Industries PLC CDI	3,276,486	37,881,498
TOTAL IRELAND		51,843,705
Israel - 1.8%
Azrieli Group	399,179	17,221,675
Ituran Location & Control Ltd.	502,446	11,470,842
Sarine Technologies Ltd.	5,168,500	8,007,425
Strauss Group Ltd. (a)	919,855	16,374,257
TOTAL ISRAEL		53,074,199
Italy - 4.8%
Azimut Holding SpA	1,883,364	55,281,852
Beni Stabili SpA SIIQ (d)	43,666,820	36,006,498
Interpump Group SpA	3,218,666	54,127,430
TOTAL ITALY		145,415,780
Common Stocks - continued
	Shares	Value
Japan - 25.3%
Aozora Bank Ltd.	6,275,000	$ 23,471,262
Artnature, Inc.	1,366,400	12,710,339
Asahi Co. Ltd. (d)	1,135,800	10,032,826
Autobacs Seven Co. Ltd.	935,300	14,567,791
Azbil Corp.	965,200	25,425,381
Broadleaf Co. Ltd.	247,900	3,864,940
Coca-Cola Central Japan Co. Ltd. (d)	1,162,600	21,725,605
Cosmos Pharmaceutical Corp.	62,800	8,454,963
Daiichikosho Co. Ltd.	398,600	12,855,545
Daikokutenbussan Co. Ltd.	567,600	23,826,866
GCA Savvian Group Corp.	709,400	7,576,933
Glory Ltd.	497,900	13,780,550
Goldcrest Co. Ltd.	1,371,210	26,950,052
Harmonic Drive Systems, Inc. (d)	693,400	14,644,385
Iwatsuka Confectionary Co. Ltd. (d)	167,300	10,032,662
Japan Digital Laboratory Co.	325,000	4,949,575
Kobayashi Pharmaceutical Co. Ltd.	301,400	21,118,776
Koshidaka Holdings Co. Ltd.	354,200	7,332,036
Lasertec Corp.	763,200	10,655,187
Medikit Co. Ltd.	224,500	6,998,130
Meiko Network Japan Co. Ltd.	514,400	6,359,298
Miraial Co. Ltd. (d)	301,300	3,652,542
Nabtesco Corp.	763,300	20,993,824
Nagaileben Co. Ltd.	1,235,900	22,284,048
ND Software Co. Ltd.	222,536	2,606,813
Nihon M&A Center, Inc.	280,400	9,757,767
Nihon Parkerizing Co. Ltd. (d)	3,166,000	35,993,673
Nippon Seiki Co. Ltd.	640,000	12,867,641
NS Tool Co. Ltd.	2,000	31,890
OBIC Co. Ltd.	912,200	38,157,885
OSG Corp.	2,491,000	51,792,569
Paramount Bed Holdings Co. Ltd.	308,100	8,348,027
San-Ai Oil Co. Ltd.	1,575,000	10,461,227
Seven Bank Ltd.	9,056,500	48,795,257
SHO-BOND Holdings Co. Ltd. (d)	814,000	35,885,728
Shoei Co. Ltd.	610,100	9,839,516
SK Kaken Co. Ltd.	98,000	8,541,907
Software Service, Inc.	175,900	6,976,886
Techno Medica Co. Ltd.	283,000	5,792,138
The Nippon Synthetic Chemical Industry Co. Ltd.	2,520,000	17,636,222
TKC Corp.	684,400	16,345,927
Tocalo Co. Ltd.	458,400	9,000,504
Common Stocks - continued
	Shares	Value
Japan - continued
Tsutsumi Jewelry Co. Ltd.	273,600	$ 6,501,491
USS Co. Ltd.	3,958,000	69,691,691
Workman Co. Ltd.	118,400	6,219,523
Yamato Kogyo Co. Ltd.	846,400	19,914,031
TOTAL JAPAN		765,421,829
Korea (South) - 2.9%
BGFretail Co. Ltd.	288,847	31,509,802
Coway Co. Ltd.	457,047	38,316,740
Leeno Industrial, Inc.	389,988	16,655,168
TOTAL KOREA (SOUTH)		86,481,710
Mexico - 0.6%
Consorcio ARA S.A.B. de CV (a)	42,160,327	17,944,658
Netherlands - 3.4%
Aalberts Industries NV	1,369,900	42,470,610
ASM International NV (depositary receipt)	228,800	11,053,328
Heijmans NV (Certificaten Van Aandelen) (d)	975,671	13,041,829
VastNed Retail NV	746,955	36,474,920
TOTAL NETHERLANDS		103,040,687
Norway - 0.1%
Kongsberg Gruppen ASA	170,000	3,652,981
Philippines - 0.5%
Jollibee Food Corp.	3,395,820	15,146,659
South Africa - 1.7%
Alexander Forbes Group Holding (a)	9,630,704	7,974,146
Clicks Group Ltd.	4,067,421	31,212,766
Nampak Ltd.	3,262,570	11,696,847
TOTAL SOUTH AFRICA		50,883,759
Spain - 1.2%
Hispania Activos Inmobiliarios SA (a)	560,000	7,980,135
Prosegur Compania de Seguridad SA (Reg.)	4,722,986	27,225,924
TOTAL SPAIN		35,206,059
Sweden - 2.7%
Fagerhult AB (e)	2,407,342	43,193,407
Intrum Justitia AB (d)	1,266,003	39,869,213
TOTAL SWEDEN		83,062,620
Common Stocks - continued
	Shares	Value
Taiwan - 0.4%
Addcn Technology Co. Ltd.	878,000	$ 11,739,731
Turkey - 0.9%
Albaraka Turk Katilim Bankasi A/S	17,450,671	11,295,989
Coca-Cola Icecek Sanayi A/S	971,544	16,485,640
TOTAL TURKEY		27,781,629
United Kingdom - 22.1%
AA PLC	999,667	6,389,438
Babcock International Group PLC	721,700	11,132,892
Bellway PLC	1,306,300	39,714,410
Berendsen PLC	2,717,409	43,200,155
Britvic PLC	2,243,612	24,916,610
Dechra Pharmaceuticals PLC	1,636,163	25,564,286
Derwent London PLC	392,190	20,643,136
Elementis PLC	6,296,482	29,301,030
Great Portland Estates PLC	2,534,200	30,935,180
H&T Group PLC	1,288,592	3,778,750
Hilton Food Group PLC	901,038	5,938,207
Howden Joinery Group PLC	2,644,400	18,825,005
Informa PLC	4,200,785	35,776,262
InterContinental Hotel Group PLC ADR	594,546	25,333,605
ITE Group PLC	4,806,372	13,800,877
Johnson Matthey PLC	362,170	18,517,330
JUST EAT Ltd. (a)	1,330,100	9,327,287
Meggitt PLC	2,505,645	20,249,056
Rightmove PLC	290,300	14,053,256
Rotork PLC	427,400	15,422,911
Shaftesbury PLC	2,915,255	37,490,430
Spectris PLC	1,158,816	38,085,231
Spirax-Sarco Engineering PLC	1,007,200	52,135,761
Taylor Wimpey PLC	8,548,700	21,706,721
Ted Baker PLC	559,367	24,431,092
Ultra Electronics Holdings PLC	936,610	24,907,296
Unite Group PLC	6,359,163	58,177,927
TOTAL UNITED KINGDOM		669,754,141
United States of America - 8.7%
ANSYS, Inc. (a)	93,715	8,044,496
Autoliv, Inc.	211,500	25,109,280
Broadridge Financial Solutions, Inc.	226,895	12,234,178
China Biologic Products, Inc. (a)	130,908	12,520,041
Dril-Quip, Inc. (a)	166,205	13,249,863
Common Stocks - continued
	Shares	Value
United States of America - continued
Evercore Partners, Inc. Class A	246,100	$ 11,871,864
Kennedy-Wilson Holdings, Inc.	1,077,388	26,697,675
Martin Marietta Materials, Inc. (d)	85,080	12,136,662
Mohawk Industries, Inc. (a)	148,462	25,758,157
Oceaneering International, Inc.	206,567	11,383,907
PriceSmart, Inc.	363,561	29,252,118
ResMed, Inc.	189,700	12,129,418
Solera Holdings, Inc.	250,190	12,139,219
SS&C Technologies Holdings, Inc.	819,688	49,320,627
TOTAL UNITED STATES OF AMERICA		261,847,505
TOTAL COMMON STOCKS (Cost $2,079,443,276)		2,912,036,018
Nonconvertible Preferred Stocks - 1.2%

Germany - 1.2%
Sartorius AG (non-vtg.) (Cost $25,682,884)	225,200	37,336,397
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.15% (b)	64,650,737	64,650,737
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	44,572,177	44,572,177
TOTAL MONEY MARKET FUNDS (Cost $109,222,914)		109,222,914
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,214,349,074)		3,058,595,329
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(34,226,215)
NET ASSETS - 100%		$ 3,024,369,114
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,316
Fidelity Securities Lending Cash Central Fund	298,067
Total	$ 347,383
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fagerhult AB	$ 44,153,831	$ 161,326	$ -	$ 702,878	$ 43,193,407
RCG Corp. Ltd.	8,273,270	418,606	-	237,720	12,831,103
Total	$ 52,427,101	$ 579,932	$ -	$ 940,598	$ 56,024,510
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 573,095,617	$ 165,143,029	$ 407,952,588	$ -
Consumer Staples	280,988,893	139,855,933	141,132,960	-
Energy	70,563,505	60,102,278	10,461,227	-
Financials	624,763,603	87,258,302	537,505,301	-
Health Care	212,734,549	24,649,459	188,085,090	-
Industrials	618,394,219	20,866,285	597,527,934	-
Information Technology	304,525,712	154,061,757	150,463,955	-
Materials	264,306,317	90,641,328	173,664,989	-
Money Market Funds	109,222,914	109,222,914	-	-
Total Investments in Securities:	$ 3,058,595,329	$ 851,801,285	$ 2,206,794,044	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,251,059,028
Level 2 to Level 1	$ 132,220,671

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $41,675,794) - See accompanying schedule: Unaffiliated issuers (cost $2,070,781,453)	$ 2,893,347,905
Fidelity Central Funds (cost $109,222,914)	109,222,914
Other affiliated issuers (cost $34,344,707)	56,024,510
Total Investments (cost $2,214,349,074)		$ 3,058,595,329
Foreign currency held at value (cost $413,255)		414,188
Receivable for investments sold		5,835,865
Receivable for fund shares sold		2,193,260
Dividends receivable		14,238,062
Distributions receivable from Fidelity Central Funds		138,695
Prepaid expenses		2,230
Other receivables		21,529
Total assets		3,081,439,158

Liabilities
Payable for investments purchased	9,555,952
Payable for fund shares redeemed	314,530
Accrued management fee	2,222,359
Other affiliated payables	299,075
Other payables and accrued expenses	105,951
Collateral on securities loaned, at value	44,572,177
Total liabilities		57,070,044

Net Assets		$ 3,024,369,114
Net Assets consist of:
Paid in capital		$ 2,160,563,451
Undistributed net investment income		9,666,843
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,695,967
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		844,442,853
Net Assets		$ 3,024,369,114

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Series International Small Cap: Net Asset Value, offering price and redemption price per share ($1,429,035,636 ÷ 87,140,854 shares)	$ 16.40

Class F: Net Asset Value, offering price and redemption price per share ($1,595,333,478 ÷ 97,076,150 shares)	$ 16.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $940,598 earned from other affiliated issuers)		$ 27,375,367
Interest		56
Income from Fidelity Central Funds		347,383
Income before foreign taxes withheld		27,722,806
Less foreign taxes withheld		(2,245,201)
Total income		25,477,605

Expenses
Management fee Basic fee	$ 12,037,903
Performance adjustment	825,042
Transfer agent fees	1,104,703
Accounting and security lending fees	619,480
Custodian fees and expenses	159,844
Independent trustees' compensation	5,517
Audit	34,888
Legal	4,266
Miscellaneous	12,160
Total expenses before reductions	14,803,803
Expense reductions	(42,753)	14,761,050
Net investment income (loss)		10,716,555
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,985,175
Foreign currency transactions	(552,241)
Total net realized gain (loss)		26,432,934
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $57,160)	246,110,366
Assets and liabilities in foreign currencies	389,224
Total change in net unrealized appreciation (depreciation)		246,499,590
Net gain (loss)		272,932,524
Net increase (decrease) in net assets resulting from operations		$ 283,649,079

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Small Cap Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,716,555	$ 27,564,526
Net realized gain (loss)	26,432,934	36,236,413
Change in net unrealized appreciation (depreciation)	246,499,590	(48,773,803)
Net increase (decrease) in net assets resulting from operations	283,649,079	15,027,136
Distributions to shareholders from net investment income	(28,569,877)	(22,654,352)
Distributions to shareholders from net realized gain	(36,994,296)	(73,752,533)
Total distributions	(65,564,173)	(96,406,885)
Share transactions - net increase (decrease)	26,747,899	555,726,987
Total increase (decrease) in net assets	244,832,805	474,347,238

Net Assets
Beginning of period	2,779,536,309	2,305,189,071
End of period (including undistributed net investment income of $9,666,843 and undistributed net investment income of $27,520,165, respectively)	$ 3,024,369,114	$ 2,779,536,309

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Small Cap

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.21	$ 15.75	$ 12.44	$ 11.22	$ 11.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.14	.15	.15	.17G	.06
Net realized and unrealized gain (loss)	1.48	(.11)	3.29	1.19	(.19)	1.34
Total from investment operations	1.53	.03	3.44	1.34	(.02)	1.40
Distributions from net investment income	(.14)	(.13)	(.12)	(.11)	(.09)	-
Distributions from net realized gain	(.20)	(.44)	(.01)	(.01)	(.07)	-
Total distributions	(.34)	(.57)	(.13)	(.12)	(.16)	-
Net asset value, end of period	$ 16.40	$ 15.21	$ 15.75	$ 12.44	$ 11.22	$ 11.40
Total ReturnB, C	10.31%	.21%	27.95%	12.07%	(.23)%	14.00%
Ratios to Average Net Assets E, I
Expenses before reductions	1.13%A	1.18%	1.23%	1.22%	1.14%	1.21%A
Expenses net of fee waivers, if any	1.13%A	1.18%	1.23%	1.22%	1.14%	1.21%A
Expenses net of all reductions	1.13%A	1.18%	1.22%	1.22%	1.13%	1.18%A
Net investment income (loss)	.67%A	.86%	1.05%	1.27%	1.47%G	.68%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,429,036	$ 1,330,809	$ 1,163,381	$ 1,040,585	$ 1,107,242	$ 701,814
Portfolio turnover rate F	14%A	18%	29%	25%	22%	21%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%. HFor the period December 3, 2009 (commencement of operations) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.27	$ 15.79	$ 12.48	$ 11.26	$ 11.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.16	.17	.17	.20G	.09
Net realized and unrealized gain (loss)	1.48	(.09)	3.30	1.19	(.20)	1.34
Total from investment operations	1.54	.07	3.47	1.36	-	1.43
Distributions from net investment income	(.17)	(.15)	(.15)	(.13)	(.10)	-
Distributions from net realized gain	(.20)	(.44)	(.01)	(.01)	(.07)	-
Total distributions	(.38) J	(.59)	(.16)	(.14)	(.17)	-
Net asset value, end of period	$ 16.43	$ 15.27	$ 15.79	$ 12.48	$ 11.26	$ 11.43
Total ReturnB, C	10.31%	.47%	28.14%	12.25%	(.03)%	14.30%
Ratios to Average Net Assets E, I
Expenses before reductions	.97%A	1.01%	1.04%	1.02%	.93%	.98%A
Expenses net of fee waivers, if any	.97%A	1.01%	1.04%	1.02%	.93%	.98%A
Expenses net of all reductions	.96%A	1.01%	1.03%	1.01%	.92%	.94%A
Net investment income (loss)	.83%A	1.04%	1.24%	1.47%	1.68%G	.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,595,333	$ 1,448,727	$ 1,141,808	$ 836,468	$ 480,498	$ 130,513
Portfolio turnover rate F	14%A	18%	29%	25%	22%	21%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.21%. HFor the period December 3, 2009 (commencement of operations) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.38 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.203 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Series International Value Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United Kingdom 24.8%
Japan 20.3%
France 14.8%
Switzerland 6.8%
Germany 6.2%
Australia 4.6%
United States of America* 4.4%
Netherlands 2.9%
Italy 2.0%
Other 13.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United Kingdom 23.4%
Japan 18.6%
France 14.4%
Switzerland 7.9%
Germany 7.8%
Australia 5.8%
United States of America* 3.5%
Spain 2.9%
Netherlands 2.5%
Other 13.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	99.0
Short-Term Investments and Net Other Assets (Liabilities)	1.3	1.0
Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	2.8	3.3
BP PLC sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.8	0.0
Toyota Motor Corp. (Japan, Automobiles)	2.7	1.5
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	2.6	2.2
Sanofi SA (France, Pharmaceuticals)	2.4	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Banks)	2.1	2.7
Nestle SA (Switzerland, Food Products)	2.0	2.1
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	2.0
Westpac Banking Corp. (Australia, Banks)	1.8	2.4
BASF AG (Germany, Chemicals)	1.8	1.7
	22.9
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.6	25.5
Consumer Discretionary	15.5	10.3
Health Care	14.1	16.2
Industrials	7.7	8.1
Consumer Staples	7.1	8.5
Telecommunication Services	7.0	9.0
Energy	6.8	7.2
Information Technology	5.6	5.5
Materials	4.9	4.8
Utilities	2.4	3.9

Semiannual Report

Fidelity Series International Value Fund

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 4.6%
Ansell Ltd.	3,467,096	$ 71,582,779
Australia & New Zealand Banking Group Ltd.	5,613,853	151,001,342
Telstra Corp. Ltd.	9,992,046	49,261,891
Transurban Group unit	11,979,571	94,041,932
Westpac Banking Corp.	8,350,429	239,913,393
TOTAL AUSTRALIA		605,801,337
Bailiwick of Jersey - 1.7%
Shire PLC	1,470,100	119,465,648
Wolseley PLC	1,814,826	107,336,808
TOTAL BAILIWICK OF JERSEY		226,802,456
Belgium - 0.6%
Anheuser-Busch InBev SA NV	653,630	79,578,373
Bermuda - 0.2%
Travelport Worldwide Ltd. (d)	1,961,200	31,045,796
Canada - 1.1%
Imperial Oil Ltd.	1,887,500	83,197,058
Potash Corp. of Saskatchewan, Inc.	1,948,800	63,640,879
TOTAL CANADA		146,837,937
Denmark - 0.4%
Topdanmark A/S (a)	1,604,100	48,110,813
Finland - 1.1%
Sampo Oyj (A Shares)	2,930,413	141,991,086
France - 14.8%
Atos Origin SA	1,498,797	117,147,782
AXA SA (d)	7,156,473	180,957,516
Cap Gemini SA (d)	1,694,105	150,937,200
Havas SA	8,029,942	66,975,742
Orange SA	7,353,100	121,115,339
Renault SA (d)	749,992	78,912,434
Sanofi SA	3,047,458	310,202,304
Societe Generale Series A	2,372,800	118,627,436
Total SA	6,764,122	366,276,952
Unibail-Rodamco	477,000	131,704,733
Common Stocks - continued
	Shares	Value
France - continued
VINCI SA (d)	2,120,900	$ 130,084,835
Vivendi SA	6,113,481	153,257,068
TOTAL FRANCE		1,926,199,341
Germany - 5.1%
BASF AG (d)	2,398,266	238,262,997
Bayer AG	889,214	127,986,891
Continental AG (d)	399,433	93,609,050
Fresenius SE & Co. KGaA	1,942,500	115,565,033
GEA Group AG	1,964,827	94,362,662
TOTAL GERMANY		669,786,633
Ireland - 1.2%
Actavis PLC (a)	539,100	152,489,826
Israel - 1.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,807,092	169,604,499
Italy - 2.0%
Intesa Sanpaolo SpA	31,035,900	104,265,211
Mediaset SpA	14,752,000	75,819,590
Telecom Italia SpA (a)(d)	65,636,400	77,468,567
TOTAL ITALY		257,553,368
Japan - 20.3%
Astellas Pharma, Inc.	8,074,400	125,724,053
Dentsu, Inc.	2,210,200	103,027,817
East Japan Railway Co.	1,279,400	113,082,390
Fujitsu Ltd.	11,867,000	78,658,754
Hitachi Ltd.	12,828,000	87,524,203
Hoya Corp.	3,353,500	129,246,898
Itochu Corp.	7,451,400	91,749,634
Japan Tobacco, Inc.	5,141,900	179,559,589
KDDI Corp.	5,974,200	141,363,566
Makita Corp.	1,245,600	62,160,765
Mitsubishi UFJ Financial Group, Inc.	47,305,000	336,071,273
Nippon Prologis REIT, Inc.	24,562	53,219,793
Nippon Telegraph & Telephone Corp.	2,095,500	141,498,642
OMRON Corp.	1,793,000	82,331,090
ORIX Corp.	7,746,400	119,127,244
Seven & i Holdings Co. Ltd.	3,433,600	147,591,041
Seven Bank Ltd.	17,054,300	91,886,375
Sony Financial Holdings, Inc.	4,650,900	83,495,458
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Mitsui Trust Holdings, Inc.	29,000,000	$ 127,656,219
Toyota Motor Corp.	5,056,800	351,999,469
TOTAL JAPAN		2,646,974,273
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	51,525	67,449,239
Luxembourg - 0.5%
RTL Group SA	696,539	65,927,253
Netherlands - 2.9%
ING Groep NV (Certificaten Van Aandelen)	9,923,234	152,237,840
Mylan N.V. (a)	854,500	61,746,170
Reed Elsevier NV (d)	6,917,046	166,821,319
TOTAL NETHERLANDS		380,805,329
Singapore - 1.5%
Singapore Telecommunications Ltd.	37,845,000	126,702,955
UOL Group Ltd.	10,171,300	61,341,425
TOTAL SINGAPORE		188,044,380
Spain - 1.8%
Iberdrola SA	24,952,157	167,012,045
Mediaset Espana Comunicacion, S.A.	5,272,900	71,472,362
TOTAL SPAIN		238,484,407
Sweden - 1.3%
Nordea Bank AB	13,107,133	166,528,091
Switzerland - 6.8%
Nestle SA	3,357,617	260,498,098
Novartis AG	2,112,964	215,674,863
Roche Holding AG (participation certificate)	229,269	65,606,492
Syngenta AG (Switzerland)	199,177	66,650,562
UBS Group AG	5,092,971	102,215,928
Zurich Insurance Group AG	580,405	179,144,001
TOTAL SWITZERLAND		889,789,944
United Kingdom - 24.8%
AstraZeneca PLC (United Kingdom)	3,241,618	222,461,280
Aviva PLC	17,137,900	137,882,323
BAE Systems PLC	19,432,650	150,548,824
Barclays PLC	47,386,377	185,396,961
BG Group PLC	4,336,000	78,540,366
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BP PLC sponsored ADR (d)	8,476,484	$ 365,845,049
Bunzl PLC	4,349,311	122,290,768
Compass Group PLC	7,754,417	137,080,520
HSBC Holdings PLC sponsored ADR (d)	5,574,788	276,676,728
Imperial Tobacco Group PLC	3,212,128	156,849,869
Informa PLC	9,239,163	78,685,940
ITV PLC	38,471,485	149,366,223
Johnson Matthey PLC	1,277,545	65,319,387
Liberty Global PLC Class A (a)	1,668,200	86,979,948
Lloyds Banking Group PLC	158,849,800	188,122,376
Meggitt PLC	4,562,260	36,869,332
Micro Focus International PLC	551,719	10,619,013
National Grid PLC	11,000,800	147,997,597
Prudential PLC	3,976,473	99,004,416
Rio Tinto PLC	4,580,900	205,000,351
Standard Chartered PLC (United Kingdom)	2,191,899	35,886,233
Tesco PLC	14,805,400	49,904,135
Vodafone Group PLC sponsored ADR	7,243,966	254,987,603
TOTAL UNITED KINGDOM		3,242,315,242
United States of America - 3.1%
Altria Group, Inc.	1,266,800	63,403,340
Constellation Brands, Inc. Class A (sub. vtg.) (a)	921,000	106,780,740
Energizer Holdings, Inc.	469,700	64,170,414
McGraw Hill Financial, Inc.	820,900	85,619,870
ResMed, Inc. CDI (e)	13,652,880	87,189,947
TOTAL UNITED STATES OF AMERICA		407,164,311
TOTAL COMMON STOCKS (Cost $11,284,290,203)		12,749,283,934
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Volkswagen AG (d) (Cost $117,815,692)	561,790	144,630,458
Money Market Funds - 8.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	101,971,261	$ 101,971,261
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	936,450,832	936,450,832
TOTAL MONEY MARKET FUNDS (Cost $1,038,422,093)		1,038,422,093
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $12,440,527,988)		13,932,336,485
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(870,713,043)
NET ASSETS - 100%		$ 13,061,623,442
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96,016
Fidelity Securities Lending Cash Central Fund	3,743,855
Total	$ 3,839,871
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ResMed, Inc. CDI	$ 65,708,901	$ 6,132,549	$ -	$ 732,165	$ 87,189,947
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,035,170,578	$ 118,025,744	$ 1,917,144,834	$ -
Consumer Staples	928,776,010	234,354,494	694,421,516	-
Energy	893,859,425	449,042,107	444,817,318	-
Financials	3,598,084,084	676,855,293	2,921,228,791	-
Health Care	1,845,299,785	542,613,221	1,302,686,564	-
Industrials	1,002,527,950	94,041,932	908,486,018	-
Information Technology	723,914,179	67,449,239	656,464,940	-
Materials	638,874,176	63,640,879	575,233,297	-
Telecommunication Services	912,398,563	430,952,449	481,446,114	-
Utilities	315,009,642	-	315,009,642	-
Money Market Funds	1,038,422,093	1,038,422,093	-	-
Total Investments in Securities:	$ 13,932,336,485	$ 3,715,397,451	$ 10,216,939,034	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,832,510,311
Level 2 to Level 1	$ 582,279,477

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $893,958,975) - See accompanying schedule: Unaffiliated issuers (cost $11,340,890,802)	$ 12,806,724,445
Fidelity Central Funds (cost $1,038,422,093)	1,038,422,093
Other affiliated issuers (cost $61,215,093)	87,189,947
Total Investments (cost $12,440,527,988)		$ 13,932,336,485
Foreign currency held at value (cost $5,356,608)		5,453,093
Receivable for investments sold		46,369,182
Receivable for fund shares sold		9,587,819
Dividends receivable		65,028,584
Distributions receivable from Fidelity Central Funds		1,608,766
Prepaid expenses		9,824
Other receivables		147,865
Total assets		14,060,541,618

Liabilities
Payable for investments purchased	$ 52,538,129
Payable for fund shares redeemed	1,374,970
Accrued management fee	7,304,419
Other affiliated payables	983,788
Other payables and accrued expenses	266,038
Collateral on securities loaned, at value	936,450,832
Total liabilities		998,918,176

Net Assets		$ 13,061,623,442
Net Assets consist of:
Paid in capital		$ 11,773,530,708
Undistributed net investment income		107,778,852
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(311,959,711)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,492,273,593
Net Assets		$ 13,061,623,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Series International Value: Net Asset Value, offering price and redemption price per share ($6,188,415,412 ÷ 589,616,811 shares)	$ 10.50

Class F: Net Asset Value, offering price and redemption price per share ($6,873,208,030 ÷ 653,265,032 shares)	$ 10.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series International Value Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends (including $732,165 earned from other affiliated issuers)		$ 202,074,855
Interest		373
Income from Fidelity Central Funds		3,839,871
Income before foreign taxes withheld		205,915,099
Less foreign taxes withheld		(14,061,784)
Total income		191,853,315

Expenses
Management fee Basic fee	$ 43,530,067
Performance adjustment	646,662
Transfer agent fees	4,848,317
Accounting and security lending fees	954,597
Custodian fees and expenses	464,016
Independent trustees' compensation	24,385
Audit	46,083
Legal	18,985
Interest	102
Miscellaneous	52,787
Total expenses before reductions	50,586,001
Expense reductions	(287,892)	50,298,109
Net investment income (loss)		141,555,206
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(240,447,439)
Foreign currency transactions	(7,105,515)
Total net realized gain (loss)		(247,552,954)
Change in net unrealized appreciation (depreciation) on: Investment securities	754,518,708
Assets and liabilities in foreign currencies	1,644,815
Total change in net unrealized appreciation (depreciation)		756,163,523
Net gain (loss)		508,610,569
Net increase (decrease) in net assets resulting from operations		$ 650,165,775

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 141,555,206	$ 545,342,055
Net realized gain (loss)	(247,552,954)	402,652,013
Change in net unrealized appreciation (depreciation)	756,163,523	(1,082,222,300)
Net increase (decrease) in net assets resulting from operations	650,165,775	(134,228,232)
Distributions to shareholders from net investment income	(519,162,017)	(280,500,370)
Distributions to shareholders from net realized gain	(371,264,934)	(41,143,110)
Total distributions	(890,426,951)	(321,643,480)
Share transactions - net increase (decrease)	863,112,145	1,583,070,862
Total increase (decrease) in net assets	622,850,969	1,127,199,150

Net Assets
Beginning of period	12,438,772,473	11,311,573,323
End of period (including undistributed net investment income of $107,778,852 and undistributed net investment income of $485,385,663, respectively)	$ 13,061,623,442	$ 12,438,772,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series International Value

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 11.14	$ 9.16	$ 8.59	$ 9.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.45G	.26	.29	.30	.18
Net realized and unrealized gain (loss)	.42	(.59)	2.03	.50	(1.45)	(.27)
Total from investment operations	.53	(.14)	2.29	.79	(1.15)	(.09)
Distributions from net investment income	(.44)	(.24)	(.26)	(.22)	(.13)	-
Distributions from net realized gain	(.32)	(.04)	(.06)	-	(.04)	-
Total distributions	(.76)	(.27)K	(.31)J	(.22)	(.17)	-
Net asset value, end of period	$ 10.50	$ 10.73	$ 11.14	$ 9.16	$ 8.59	$ 9.91
Total ReturnB, C	5.26%	(1.25)%	25.78%	9.56%	(11.84)%	(.90)%
Ratios to Average Net Assets E, I
Expenses before reductions	.90%A	.82%	.88%	.90%	.95%	1.01%A
Expenses net of fee waivers, if any	.90%A	.82%	.88%	.90%	.95%	1.01%A
Expenses net of all reductions	.89%A	.81%	.85%	.87%	.93%	.99%A
Net investment income (loss)	2.19%A	4.05%G	2.58%	3.35%	3.05%	2.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,188,415	$ 5,971,189	$ 5,710,397	$ 5,107,633	$ 4,503,487	$ 3,865,058
Portfolio turnover rate F	52%A	70%	80%	63%	78%	72%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.46%. HFor the period December 3, 2009 (commencement of operations) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JTotal distributions of $.31 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $.057 per share. KTotal distributions of $.27 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.036 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 11.18	$ 9.19	$ 8.62	$ 9.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.47G	.28	.30	.31	.20
Net realized and unrealized gain (loss)	.42	(.60)	2.04	.51	(1.44)	(.27)
Total from investment operations	.54	(.13)	2.32	.81	(1.13)	(.07)
Distributions from net investment income	(.46)	(.25)	(.27)	(.24)	(.14)	-
Distributions from net realized gain	(.32)	(.04)	(.06)	-	(.04)	-
Total distributions	(.78)	(.29)	(.33)	(.24)	(.18)	-
Net asset value, end of period	$ 10.52	$ 10.76	$ 11.18	$ 9.19	$ 8.62	$ 9.93
Total ReturnB, C	5.35%	(1.18)%	26.05%	9.77%	(11.61)%	(.70)%
Ratios to Average Net Assets E, I
Expenses before reductions	.73%A	.65%	.69%	.70%	.74%	.78%A
Expenses net of fee waivers, if any	.73%A	.65%	.69%	.70%	.74%	.78%A
Expenses net of all reductions	.73%A	.64%	.67%	.67%	.72%	.75%A
Net investment income (loss)	2.35%A	4.22%G	2.76%	3.55%	3.26%	2.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,873,208	$ 6,467,583	$ 5,601,176	$ 4,114,635	$ 1,955,967	$ 730,524
Portfolio turnover rate F	52%A	70%	80%	63%	78%	72%A

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.64%. HFor the period December 3, 2009 (commencement of operations) to October 31, 2010. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series Emerging Markets Fund offers Series Emerging Markets shares and Class F shares. Fidelity Series International Growth Fund offers Series International Growth shares and Class F shares. Fidelity Series International Small Cap Fund offers Series International Small Cap shares and Class F shares. Fidelity Series International Value Fund offers Series International Value shares and Class F shares. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Fund and Fidelity Series International Small Cap Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Series Emerging Markets Fund	$ 10,914,156,469	$ 2,239,016,302	$ (573,365,581)	$ 1,665,650,721
Fidelity Series International Growth Fund	10,408,305,320	3,619,307,525	(114,941,599)	3,504,365,926

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Series International Small Cap Fund	$ 2,231,914,052	$ 909,388,366	$ (82,707,089)	$ 826,681,277
Fidelity Series International Value Fund	12,464,420,076	1,792,644,922	(324,728,513)	1,467,916,409

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Series Emerging Markets Fund	$ (170,132,361)	$ -	$ (170,132,361)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fidelity Series Emerging Markets Fund recognized net realized gain (loss) of $(2,078,718) and a change in net unrealized appreciation (depreciation) of $10,816,906 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Fund	5,822,437,529	3,430,832,091
Fidelity Series International Growth Fund	1,574,099,051	1,921,247,819
Fidelity Series International Small Cap Fund	199,105,576	264,232,725
Fidelity Series International Value Fund	3,257,581,868	3,194,238,273

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund is subject to a performance adjustment (up to a maximum of ± .20% of each applicable Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee is based on each funds's relative investment performance of the asset-weighted return of all classes as compared to its benchmark index over the same 36 month performance period. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable, was as follows. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net asset for the reporting and performance periods.

	Individual Rate	Group Rate	Total
Fidelity Series Emerging Markets Fund	.55%	.25%	.80%
Fidelity Series International Growth Fund	.45%	.25%	.75%
Fidelity Series International Small Cap Fund	.60%	.25%	.91%
Fidelity Series International Value Fund	.45%	.25%	.71%
Performance Benchmark
Fidelity Series International Growth Fund	MSCI EAFE Growth Index
Fidelity Series International Small Cap Fund	MSCI EAFE Small Cap Index
Fidelity Series International Value Fund	MSCI EAFE Value Index

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

Fidelity Series Emerging Markets Fund	Amount	% of Class-Level Average Net Assets*
Series Emerging Markets	$ 4,168,168.16

Fidelity Series International Growth Fund
Series International Growth	4,962,696.16

Fidelity Series International Small Cap Fund
Series International Small Cap	1,104,703.16

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Series International Value Fund	Amount	% of Class-Level Average Net Assets*
Series International Value	$ 4,848,317.16

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Emerging Markets Fund	$ 32,628
Fidelity Series International Growth Fund	2,583
Fidelity Series International Small Cap Fund	606
Fidelity Series International Value Fund	6,462

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series International Value Fund	Borrower	$ 10,532,000.35%		$ 102

Semiannual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series Emerging Markets Fund	$ 8,056
Fidelity Series International Growth Fund	9,899
Fidelity Series International Small Cap Fund	2,199
Fidelity Series International Value Fund	9,718

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is

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Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Fidelity Series Emerging Markets Fund	$ 348,825	$ 7,627
Fidelity Series International Growth Fund	1,312,080	-
Fidelity Series International Small Cap Fund	298,067	24,266
Fidelity Series International Value Fund	3,743,855	15

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Series Emerging Markets Fund	$ 318,650	$ 57
Fidelity Series International Growth Fund	17,250	7
Fidelity Series International Small Cap Fund	42,688	5
Fidelity Series International Value Fund	287,587	13

In addition, the investment adviser reimbursed a portion of each class's operating expenses during the period as follows:

Reimbursement
Fidelity Series Emerging Markets Fund	$ 196
Fidelity Series International Growth Fund	295
Fidelity Series International Small Cap Fund	60
Fidelity Series International Value Fund	292

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
Fidelity Series Emerging Markets Fund
From net investment income
Series Emerging Markets	$ 39,027,374	$ 38,549,457
Class F	50,798,272	44,053,623
Total	$ 89,825,646	$ 82,603,080
From net realized gain
Series Emerging Markets	$ -	$ 1,393,354
Class F	-	1,376,676
Total	$ -	$ 2,770,030
Fidelity Series International Growth Fund
From net investment income
Series International Growth	$ 78,746,368	$ 44,982,373
Class F	98,691,962	53,347,595
Total	$ 177,438,330	$ 98,329,968
From net realized gain
Series International Growth	$ 88,907,190	$ 23,186,790
Class F	97,760,906	22,798,117
Total	$ 186,668,096	$ 45,984,907
Fidelity Series International Small Cap Fund
From net investment income
Series International Small Cap	$ 12,140,821	$ 10,579,671
Class F	16,429,056	12,074,681
Total	$ 28,569,877	$ 22,654,352
From net realized gain
Series International Small Cap	$ 17,604,190	$ 37,028,847
Class F	19,390,106	36,723,686
Total	$ 36,994,296	$ 73,752,533
Fidelity Series International Value Fund
From net investment income
Series International Value	$ 241,458,154	$ 136,444,048
Class F	277,703,863	144,056,322
Total	$ 519,162,017	$ 280,500,370
From net realized gain
Series International Value	$ 176,811,463	$ 20,725,678
Class F	194,453,471	20,417,432
Total	$ 371,264,934	$ 41,143,110

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Fidelity Series Emerging Markets Fund
Series Emerging Markets
Shares sold	72,925,127	92,426,382	$ 1,245,169,916	$ 1,645,786,227
Reinvestment of distributions	2,286,314	2,310,168	39,027,374	39,942,811
Shares redeemed	(15,900,343)	(28,925,774)	(269,620,362)	(505,237,270)
Net increase (decrease)	59,311,098	65,810,776	$ 1,014,576,928	$ 1,180,491,768
Class F
Shares sold	86,330,289	119,603,499	$ 1,476,790,930	$ 2,144,127,127
Reinvestment of distributions	2,968,923	2,622,996	50,798,272	45,430,299
Shares redeemed	(17,102,509)	(28,307,280)	(291,504,812)	(494,527,855)
Net increase (decrease)	72,196,703	93,919,215	$ 1,236,084,390	$ 1,695,029,571
Fidelity Series International Growth Fund
Series International Growth
Shares sold	13,977,875	111,100,310	$ 197,093,007	$ 1,551,845,942
Reinvestment of distributions	12,078,787	4,921,961	167,653,558	68,169,163
Shares redeemed	(32,830,792)	(93,568,720)	(460,659,585)	(1,326,687,201)
Net increase (decrease)	(6,774,130)	22,453,551	$ (95,913,020)	$ 293,327,904
Class F
Shares sold	24,748,465	144,005,124	$ 348,116,826	$ 2,024,480,402
Reinvestment of distributions	14,123,139	5,489,958	196,452,868	76,145,712
Shares redeemed	(35,521,462)	(82,443,810)	(500,796,793)	(1,173,189,085)
Net increase (decrease)	3,350,142	67,051,272	$ 43,772,901	$ 927,437,029

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Fidelity Series International Small Cap Fund
Series International Small Cap
Shares sold	3,275,947	27,564,831	$ 50,429,502	$ 428,962,557
Reinvestment of distributions	2,000,337	3,165,460	29,745,011	47,608,518
Shares redeemed	(5,605,082)	(17,122,638)	(85,394,693)	(270,568,578)
Net increase (decrease)	(328,798)	13,607,653	$ (5,220,180)	$ 206,002,497
Class F
Shares sold	5,895,513	33,881,109	$ 90,459,479	$ 531,825,078
Reinvestment of distributions	2,405,585	3,238,113	35,819,162	48,798,367
Shares redeemed	(6,125,787)	(14,508,461)	(94,310,562)	(230,898,955)
Net increase (decrease)	2,175,311	22,610,761	$ 31,968,079	$ 349,724,490
Fidelity Series International Value Fund
Series International Value
Shares sold	29,155,766	144,202,227	$ 295,511,739	$ 1,593,743,427
Reinvestment of distributions	41,826,962	14,552,752	418,269,617	157,169,726
Shares redeemed	(37,994,311)	(114,686,628)	(382,004,328)	(1,270,496,899)
Net increase (decrease)	32,988,417	44,068,351	$ 331,777,028	$ 480,416,254
Class F
Shares sold	46,989,315	185,652,636	$ 477,202,367	$ 2,061,243,349
Reinvestment of distributions	47,121,490	15,200,901	472,157,334	164,473,754
Shares redeemed	(41,731,737)	(101,157,768)	(418,024,584)	(1,123,062,495)
Net increase (decrease)	52,379,068	99,695,769	$ 531,335,117	$ 1,102,654,608

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future

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Notes to Financial Statements (Unaudited) - continued

12. Other - continued

claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

The Northern Trust Company

Chicago, IL

Fidelity Series Emerging Markets Fund

State Street Bank and Trust Company

Quincy, MA

Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GSV-S-SANN-0615
1.907946.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2015